UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

John M. McCann, Esq.

F. Scott Thomas, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, NC 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

Understanding your TIAA-CREF Life Funds report

This semiannual report contains information about the eleven TIAA-CREF Life Funds and describes the funds’ results for the six months ended June 30, 2014. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of June 30, 2014.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Life Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

2    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Information on the TIAA-CREF Life Funds

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Life Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.

(Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF,

730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Life Funds  ■  2014 Semiannual Report     3

About the funds’ benchmarks

Equity Indexes

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia and the Far East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in leading industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The FTSE NAREIT All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

4    2014 Semiannual Report  ■  TIAA-CREF Life Funds

About the funds’ benchmarks

Fixed-income Index

The Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Composite Index

The Balanced Fund Composite Index is a composite of three unmanaged benchmark indexes, each of which represents one of the three market sectors in which the underlying funds invest: domestic equity (Russell 3000 Index), international equity (MSCI EAFE Index), and fixed income (Barclays U.S. Aggregate Bond Index). The fund’s composite benchmark combines those public indexes in proportions that reflect the fund’s target market sector allocations.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc. FTSE is a trademark of London Stock Exchange plc and The Financial Times Limited.

TIAA-CREF Life Funds  ■  2014 Semiannual Report     5

Important information about expenses

All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge on purchases, on reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014–June 30, 2014), with the exception of the Balanced Fund, which commenced operations on January 31, 2014. See page 38 for details.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with that of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

6    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Growth Equity Fund

Performance for the six months ended June 30, 2014

The Growth Equity Fund returned 3.22% for the period, compared with the 6.31% return of its benchmark, the Russell 1000® Growth Index. For the twelve months ended June 30, 2014, the fund returned 29.13%, versus 26.92% for the index.

The broad U.S. stock market, as measured by the Russell 3000® Index, rose 6.94% in the first half of 2014. Investors were emboldened by the strengthening domestic economy—a drop in unemployment and a rise in housing prices and consumer spending—and efforts by the Federal Reserve to stimulate economic activity by keeping interest rates low.

For the six-month period, growth equities lagged the broad U.S. equity market by nearly one percentage point. Within the growth category, large-cap stocks outperformed small caps, which gained 2.22%, but underperformed mid caps, which were up 6.51%. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended June 30, 2014, the Russell 1000 Growth Index garnered an average annual return of 8.20%, versus the 8.23% average gain of the Russell 3000 Index.

Energy and utilities were standout performers

All ten industry sectors of the Russell 1000 Growth Index produced gains for the period. The best performing sectors were energy (up 25.0%) and utilities (up 16.8%). Another strong contributor was the materials sector (up 8.7%). The index’s largest sectors were information technology (up 6.5%), consumer discretionary (up 0.4%), health care (up 9.7%) and industrials (up 4.5%). Together, these four sectors made up nearly three-quarters of the benchmark’s total market capitalization on June 30, 2014.

For the first half of the year, the fund did not keep up with its benchmark primarily due to stock selection. Notable detractors included overweight positions in Amazon.com, railroad operator Kansas City Southern and MasterCard. An underweight position in energy giant Schlumberger and a nonbenchmark position in telecommunications and media firm SoftBank also weighed on relative performance.

These detractors were partly offset by positive contributions to relative performance from successful stock choices, such as overweight positions in genetic research products provider Illumina, drug manufacturer Allergan, social media company Facebook, software developer Adobe Systems and oil and gas producer EOG Resources.

TIAA-CREF Life Funds  ■  2014 Semiannual Report     7

Growth Equity Fund

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Growth Equity Fund	4/3/2000	3.22%	29.13%	19.14%	8.27%
Russell 1000® Growth Index	—	6.31	26.92	19.24	8.20

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2014

Growth Equity Fund	Beginning account value (1/1/14)	Ending account value (6/30/14)	Expenses paid during period* (1/1/14–6/30/14)
Actual return	$1,000.00	$1,032.23	$2.62
5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

8    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Growth Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2014
Information technology	32.5
Consumer discretionary	18.4
Health care	17.2
Industrials	10.4
Financials	7.2
Materials	5.2
Energy	4.2
Consumer staples	2.7
Telecommunication services	2.2
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2014
More than $50 billion	52.4
More than $15 billion–$50 billion	32.4
More than $2 billion–$15 billion	15.0
$2 billion or less	0.2
Total	100.0

TIAA-CREF Life Funds  ■  2014 Semiannual Report     9

Growth & Income Fund

Performance for the six months ended June 30, 2014

The Growth & Income Fund returned 6.65% for the period, compared with the 7.14% return of its benchmark, the S&P 500® Index. For the twelve months ended June 30, 2014, the fund returned 26.67%, versus 24.61% for the index.

The period began on a down note for equities. After harsh winter weather took a toll on the U.S. economy in the first quarter of 2014, investors were encouraged by improvements in employment, consumer spending and housing in the second quarter. The Federal Reserve began to reduce its monthly bond purchases but held short-term interest rates near zero.

For the first half of the year, the S&P 500, a market capitalization-weighted index comprised of 500 leading companies in major industries of the U.S. economy, outperformed the 6.94% return of the broad U.S. market, as measured by the Russell 3000® Index. More than one-third of the market capitalization of the Russell 3000 is comprised of small- and mid-cap stocks, and small caps significantly underperformed large caps for the period.

For the ten years ended June 30, 2014, the S&P 500 posted an average annual return of 7.78%, versus 8.23% for the Russell 3000.

Stock choices hamper fund’s relative performance

All ten industry sectors of the S&P 500 Index posted positive returns for the period. Defensive stocks led, with the utilities, energy and health care sectors returning 18.7%, 13.0% and 10.6%, respectively. Together, these sectors represented more than one-quarter of the index’s market capitalization as of June 30, 2014. Consumer discretionary, industrials and telecommunication services lagged the group.

For the six-month period, the fund produced gains but trailed its benchmark because of unfavorable stock selections. Several of the fund’s positions in out-of-benchmark holdings in consumer stocks—Ctrip.com International, Wolverine World Wide and The Container Store Group—and overweights in Kansas City Southern and Bank of America detracted from performance.

Some of the fund’s losses were offset by favorable stock selections, including overweights in energy companies Halliburton, EOG Resources and Cheniere Energy and positions in out-of-benchmark health care holdings Illumina and Shire.

10    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Growth & Income Fund

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Growth & Income Fund	4/3/2000	6.65%	26.67%	18.74%	9.90%
S&P 500 Index	—	7.14	24.61	18.83	7.78

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2014

Growth & Income Fund	Beginning account value (1/1/14)	Ending account value (6/30/14)	Expenses paid during period* (1/1/14–6/30/14)
Actual return	$1,000.00	$1,066.45	$2.66
5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds  ■  2014 Semiannual Report     11

Growth & Income Fund

Portfolio composition

Sector	% of net assets as of 6/30/2014
Information technology	18.7
Health care	15.9
Consumer discretionary	15.7
Financials	12.9
Industrials	11.1
Energy	9.1
Consumer staples	8.2
Materials	3.4
Utilities	2.5
Telecommunication services	1.9
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2014
More than $50 billion	44.7
More than $15 billion–$50 billion	29.7
More than $2 billion–$15 billion	24.0
$2 billion or less	1.6
Total	100.0

12    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Large-Cap Value Fund

Performance for the six months ended June 30, 2014

The Large-Cap Value Fund returned 5.95% for the period, compared with the 8.28% return of its benchmark, the Russell 1000® Value Index. For the twelve months ended June 30, 2014, the fund returned 22.72%, versus 23.81% for the benchmark.

The broad U.S. stock market, as measured by the Russell 3000® Index, rose 6.94% for the six-month period. After harsh winter weather took a toll on the U.S. economy in the first quarter of 2014, investors were encouraged by improvements in employment, consumer spending and housing in the second quarter. The Federal Reserve began to reduce its monthly bond purchases but held short-term interest rates near zero.

For the six months, large-cap value stocks outpaced the 6.31% gain in large-cap growth issues by nearly two percentage points. Within the value category, large-cap shares outperformed small caps, which returned 4.20%, but trailed mid-cap stocks, which rose 11.14%. (Returns by capitalization size and investment style are based on the Russell indexes.)

For the ten years ended June 30, 2014, the Russell 1000 Value Index posted an average annual return of 8.03%, slightly below the 8.20% average return of the Russell 1000 Growth Index.

Stock selections limit the fund’s relative performance

All ten of the industry sectors of the Russell 1000 Value Index generated positive returns for the period, with four achieving double-digit gains. Utilities delivered the strongest return, climbing 18.3% as falling bond yields spurred demand for dividend-paying stocks. Information technology was the next-best performer, surging 14.6%. Health care and energy also generated sizable gains, rising 11.8% and 10.3%, respectively. Financials—the index’s largest sector by market capitalization on June 30, 2014—lagged the index with a 5.6% return, hurt by losses from bank stocks in the second half of the period.

Despite its solid absolute return for the six months, the fund underperformed its benchmark, largely because of numerous unfavorable stock selections. Chief among these was an overweight position in international mining company Cliffs Natural Resources, which was impacted by a negative outlook for iron ore prices. Out-of-benchmark investments in Talisman Energy, airline AMR and Groupon, a local commerce marketplace, also detracted.

Other holdings partly offset these negative effects. Amid rising energy prices, these included a nonbenchmark position in energy supplier Weatherford International and overweight holdings in natural gas producer Williams Companies and energy contractor Nabors Industries. An overweight stake in Freescale Semiconductor aided results as well.

TIAA-CREF Life Funds  ■  2014 Semiannual Report     13

Large-Cap Value Fund

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Large-Cap Value Fund	10/28/2002	5.95%	22.72%	18.38%	8.18%
Russell 1000®Value Index	—	8.28	23.81	19.23	8.03

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2014

Large-Cap Value Fund	Beginning account value (1/1/14)	Ending account value (6/30/14)	Expenses paid during period* (1/1/14–6/30/14)
Actual return	$1,000.00	$1,059.50	$2.66
5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

14    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Large-Cap Value Fund

Portfolio composition

Sector	% of net assets as of 6/30/2014
Financials	24.1
Energy	15.8
Health care	13.6
Information technology	10.7
Industrials	9.5
Consumer discretionary	8.8
Consumer staples	6.7
Utilities	4.3
Telecommunication services	3.6
Materials	2.8
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2014
More than $50 billion	43.4
More than $15 billion–$50 billion	20.3
More than $2 billion–$15 billion	33.6
$2 billion or less	2.7
Total	100.0

TIAA-CREF Life Funds  ■  2014 Semiannual Report     15

Real Estate Securities Fund

Performance for the six months ended June 30, 2014

The Real Estate Securities Fund returned 15.53% for the period, compared with the 16.25% return of its benchmark, the FTSE NAREIT All Equity REITs Index. For the twelve months ended June 30, 2014, the fund returned 13.68%, versus 13.02% for the index.

After returning only 1.89% during 2013, real estate investment trusts (REITs)—as measured by the FTSE index—surged upward during the first and second quarters of 2014, gaining 8.00% and 6.97%, respectively, as declining yields on U.S. Treasury securities made them less attractive than REITs for some income-oriented investors.

For the six months, the FTSE index outpaced the 6.94% return of the Russell 3000® Index, a broad measure of the U.S. stock market, by more than eight-and-a-half percentage points. REITs also strongly outperformed the domestic investment-grade, fixed-rate bond market, which returned 3.93%, as measured by the Barclays U.S. Aggregate Bond Index.

For the ten years ended June 30, 2014, the fund’s benchmark posted an average annual gain of 9.67%, ahead of both the 8.23% average annual return of the Russell 3000 Index and the 4.93% average return of the Barclays aggregate index.

Stock selections trim the fund’s relative results

All but two of the benchmark’s 14 property sectors posted double-digit gains for the six months. A driving force behind the benchmark’s return was the 23.6% return from apartment REITs, which benefited from low vacancy rates and steadily rising rents in the first half of the year. Solid results from the manufactured homes (up 22.2%), self-storage (up 18.1%) and office (up 17.9%) sectors made other strong contributions. Even the timber sector, the index’s poorest performer, turned in a respectable 6.1% for the six months.

The fund produced a double-digit gain but slightly lagged its benchmark for the period, largely due to equity REITs that did not perform as expected. Chief among these were out-of-benchmark investments in Louisiana-Pacific, a paper and forest products manufacturer, and in Realogy Holdings, a real estate franchise firm. An overweight position in office REIT Parkway Properties trimmed relative results as well.

These negative effects were partly offset by positive contributions to relative performance from underweight positions in two portfolio holdings: wireless infrastructure provider Crown Castle International and forest products company Weyerhaeuser. An overweight stake in Essex Property Trust, an operator of upscale apartments on the West Coast, also boosted relative returns.

16    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Real Estate Securities Fund

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Real Estate Securities Fund	10/28/2002	15.53%	13.68%	23.33%	8.83%
FTSE NAREIT All Equity REITs Index	—	16.25	13.02	23.65	9.67

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2014

Real Estate Securities Fund	Beginning account value (1/1/14)	Ending account value (6/30/14)	Expenses paid during period* (1/1/14–6/30/14)
Actual return	$1,000.00	$1,155.31	$3.05
5% annual hypothetical return	1,000.00	1,021.97	2.86

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.57%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds  ■  2014 Semiannual Report     17

Real Estate Securities Fund

Portfolio composition

Sector	% of net assets as of 6/30/2014
Specialized REITs	23.1
Retail REITs	20.0
Residential REITs	17.9
Office REITs	12.1
Diversified REITs	9.2
Industrial REITs	8.0
Mortgage REITs	2.8
Real estate services	1.6
Hotels, resorts & cruise lines	1.2
Forest products	1.1
Homebuilding	0.9
Diversified real estate activities	0.4
Short-term investments, other assets & liabilities, net	1.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2014
More than $50 billion	11.0
More than $15 billion–$50 billion	36.1
More than $2 billion–$15 billion	44.8
$2 billion or less	8.1
Total	100.0

18    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Small-Cap Equity Fund

Performance for the six months ended June 30, 2014

The Small-Cap Equity Fund returned 4.13% for the period, compared with the 3.19% return of its benchmark, the Russell 2000® Index. For the twelve months ended June 30, 2014, the fund returned 24.75%, versus 23.64% for the index.

The period began on a down note for equities. After harsh winter weather took a toll on the U.S. economy in the first quarter of 2014, investors were encouraged by improvements in employment, consumer spending and housing in the second quarter. The Federal Reserve began to reduce its monthly purchases of longer-term bonds but held short-term interest rates near zero.

Small-cap stocks underperformed large caps by more than four percentage points and lagged the broader equity market by nearly four percentage points. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended June 30, 2014, the Russell 2000 posted an average annual return of 8.70%, versus the 8.23% average annual return of the broad-based Russell 3000® Index.

Defensive stocks lead Russell 2000 sectors

For the six months, among the ten industry sectors of the Russell 2000 Index, energy, utilities and health care performed the best, returning 17.0%, 14.8% and 4.8%, respectively. Laggards included the consumer discretionary, telecommunication services and industrials sectors, which returned –2.0%, –1.5% and 0.8%, respectively.

The fund outpaced its benchmark by nearly one percentage point due in large part to favorable stock choices. These included overweights in energy companies Penn Virginia and Targa Resources and information technology companies Synaptics and Cayium. Synaptic’s stock rose sharply after the maker of user-interface solutions announced its acquisition of Renesas SP Drivers and boosted its revenue projections for the fiscal fourth quarter.

For the six-month period, the fund benefited from participating in a securities lending program. The fund’s return was also positively affected by fair value pricing adjustments and the timing of foreign currency valuations. In combination, these factors helped the fund to outperform its benchmark, despite the effect of expenses.

These positive effects were partly offset by overweights in Employers Holdings, PROS Holdings and Entropic Communications. Employers Holdings retreated after the workers’ compensation insurer’s fourth-quarter 2013 earnings fell largely due to costs relating to California claims. An underweight stake in Questcor Pharmaceuticals also detracted from relative returns.

TIAA-CREF Life Funds  ■  2014 Semiannual Report     19

Small-Cap Equity Fund

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Small-Cap Equity Fund	10/28/2002	4.13%	24.75%	20.36%	8.56%
Russell 2000®Index	—	3.19	23.64	20.21	8.70

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2014

Small-Cap Equity Fund	Beginning account value (1/1/14)	Ending account value (6/30/14)	Expenses paid during period* (1/1/14–6/30/14)
Actual return	$1,000.00	$1,041.30	$2.73
5% annual hypothetical return	1,000.00	1,022.12	2.71

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.54%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

20    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Small-Cap Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2014
Financials	21.3
Information technology	19.7
Consumer discretionary	15.0
Industrials	13.9
Health care	13.2
Energy	5.8
Materials	4.4
Utilities	3.4
Consumer staples	2.1
Telecommunication services	1.1
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2014
More than $2 billion–$15 billion	50.5
$2 billion or less	49.5
Total	100.0

TIAA-CREF Life Funds  ■  2014 Semiannual Report     21

Social Choice Equity Fund

Performance for the six months ended June 30, 2014

The Social Choice Equity Fund returned 7.09% for the period, compared with the 6.94% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2014, the fund returned 23.77%, versus 25.22% for the index. The fund uses certain social criteria, while the benchmark does not.

Because of its social criteria, the fund did not invest in a number of stocks included in the Russell 3000 Index. The net effect of avoiding these companies was to help the fund modestly outpace its benchmark.

For example, exclusions of benchmark holdings Amazon.com, General Electric, Exxon Mobil and Citigroup were among the largest contributors to the fund’s relative performance versus the benchmark. However, these positive effects were partly offset by the fund’s exclusion of Apple, Inc., Schlumberger, Wells Fargo and Microsoft. Amazon’s shares dropped in reaction to disappointing quarterly earnings. Exxon Mobil reported first-quarter earnings dropped 4% year-over-year. Concerns about potential sanctions on Russia, where the company is significantly invested, also weighed on its stock.

Stock choices push returns above benchmark

To compensate for the fund’s exclusion of some stocks in the Russell 3000 Index, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the index.

The fund’s relative performance was boosted by overweight positions in oil and gas producer EOG Resources, utility Pepco Holdings and information technology firm Applied Materials, as well as a position in energy supplier Weatherford International, an out-of-benchmark holding. EOG’s shares rose amid reports of higher-than-expected first-quarter profits and bullish forecasts.

These positive contributions more than offset detractions from other equities, including overweight positions in Discovery Communications (Class A shares), TJX Companies, Yahoo and Marathon Petroleum. Shares of Yahoo have remained flat in the first half of 2014 as revenues are down from 2013. Marathon Petroleum’s stock dropped after the energy company’s first-quarter earnings fell short of Wall Street expectations.

22    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Social Choice Equity Fund

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Social Choice Equity Fund	4/3/2000	7.09%	23.77%	18.95%	8.26%
Russell 3000 Index	—	6.94	25.22	19.33	8.23

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2014

Social Choice Equity Fund	Beginning account value (1/1/14)	Ending account value (6/30/14)	Expenses paid during period* (1/1/14–6/30/14)
Actual return	$1,000.00	$1,070.90	$1.13
5% annual hypothetical return	1,000.00	1,023.70	1.10

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.22%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds  ■  2014 Semiannual Report     23

Social Choice Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2014
Financials	19.9
Information technology	16.9
Consumer discretionary	13.2
Health care	11.8
Energy	10.0
Industrials	9.5
Consumer staples	7.8
Materials	4.5
Utilities	3.5
Telecommunication services	2.1
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2014
More than $50 billion	36.7
More than $15 billion–$50 billion	44.9
More than $2 billion–$15 billion	16.4
$2 billion or less	2.0
Total	100.0

24    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Stock Index Fund

Performance for the six months ended June 30, 2014

The Stock Index Fund returned 6.91% for the period, compared with the 6.94% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2014, the fund returned 25.13%, versus 25.22% for the index.

For the six-month period, the fund’s return trailed that of its benchmark index primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

The broad U.S. stock market, as measured by the Russell 3000 Index, rose 6.94% in the first half of 2014. Investors were emboldened by the strengthening domestic economy—a drop in unemployment and a rise in housing prices and consumer spending—and efforts by the Federal Reserve to stimulate economic activity by keeping interest rates low. Large-cap stocks outperformed the broad equity market and outpaced small caps by more than four percentage points.

In terms of investment styles, value equities gained 7.95%, outperforming the 5.98% return of growth stocks and the broad market’s performance. (Returns by investment style and market capitalization are based on the Russell indexes.)

Defensive stocks lead Russell 3000 sectors

For the six months, all ten industry sectors of the Russell 3000 Index posted positive returns, with three generating double-digit gains. Utilities performed the best, returning 18.0%. Additional lift was provided by the energy, health care and materials sectors, which returned 14.0%, 10.2% and 8.3%, respectively. Together, these four sectors represented more than one-half of the benchmark’s total market capitalization on June 30, 2014.

Intercept Pharmaceuticals, American Airlines and entertainment conglomerate Liberty Global were among the top performers in the index.

The worst-performing sectors for the period included consumer discretionary, industrials and telecommunication services, which returned 1.0%, 3.9% and 4.4%, respectively. Loan service provider Navient and ARIAD Pharmaceuticals were among the stocks limiting the index’s return.

TIAA-CREF Life Funds  ■  2014 Semiannual Report     25

Stock Index Fund

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Stock Index Fund	1/4/1999	6.91%	25.13%	19.22%	8.21%
Russell 3000®Index	—	6.94	25.22	19.33	8.23

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2014

Stock Index Fund	Beginning account value (1/1/14)	Ending account value (6/30/14)	Expenses paid during period* (1/1/14–6/30/14)
Actual return	$1,000.00	$1,069.14	$0.46
5% annual hypothetical return	1,000.00	1,024.35	0.45

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

26    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Stock Index Fund

Portfolio composition

Sector	% of net assets as of 6/30/2014
Information technology	18.0
Financials	18.0
Health care	12.9
Consumer discretionary	12.4
Industrials	11.5
Energy	9.7
Consumer staples	8.2
Materials	3.9
Utilities	3.2
Telecommunication services	2.2
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2014
More than $50 billion	48.5
More than $15 billion–$50 billion	23.3
More than $2 billion–$15 billion	23.3
$2 billion or less	4.9
Total	100.0

TIAA-CREF Life Funds  ■  2014 Semiannual Report     27

International Equity Fund

Performance for the six months ended June 30, 2014

The International Equity Fund returned 2.88% for the period, compared with the 4.78% return of its benchmark, the MSCI EAFE Index. For the twelve months ended June 30, 2014, the fund returned 23.56%, versus 23.57% for the index.

In the first half of 2014, global investors fretted about the U.S. Federal Reserve’s move to reduce its monthly asset purchases, concerns over slowing growth in China and other emerging markets, and geopolitical uncertainty in Ukraine. Foreign stocks, as measured by the MSCI EAFE Index, lagged the 6.94% return of U.S. equities, as measured by the Russell 3000® Index.

Market performance varied significantly across countries. U.K. stocks gained 5.2% and contributed the most to the benchmark’s return, while Israel and Denmark gained 21.1% and 19.7%, respectively. Underperforming countries included the Netherlands, Sweden, Ireland and Austria.

A weakening dollar increased returns for U.S. investors. In terms of local currencies, the MSCI EAFE Index gained 3.12% for the six months.

Stock positions detract from relative performance

The fund’s performance for the six-month period was constrained by overweight positions in U.K.-based food and beverage ingredient provider Tate & Lyle, Japanese auto manufacturer Mazda Motor and by nonbenchmark positions in U.K. grocery distributor Ocado Group and National Bank of Greece.

The effect of unfavorable position sizes was lessened by the fund’s out-of-benchmark positions in global engineering company Larsen & Toubro and Indian auto components manufacturer Eicher Motors, and by overweight positions in British Sky Broadcasting and French auto manufacturer Renault. Additionally, for the six-month period, the fund benefited from participating in a securities lending program.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations, both of which benefited the fund’s relative performance during the period, despite the effect of expenses. Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

28    2014 Semiannual Report  ■  TIAA-CREF Life Funds

International Equity Fund

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
International Equity Fund	4/3/2000	2.88%	23.56%	13.64%	7.20%
MSCI EAFE Index	—	4.78	23.57	11.77	6.93

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2014

International Equity Fund	Beginning account value (1/1/14)	Ending account value (6/30/14)	Expenses paid during period* (1/1/14–6/30/14)
Actual return	$1,000.00	$1,028.78	$3.02
5% annual hypothetical return	1,000.00	1,021.82	3.01

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.60%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds  ■  2014 Semiannual Report     29

International Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2014
Industrials	28.4
Consumer discretionary	23.8
Financials	15.7
Materials	10.7
Health care	9.3
Consumer staples	8.6
Telecommunication services	1.8
Information technology	1.7
Energy	0.1
Short-term investments, other assets & liabilities, net	–0.1
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2014
More than $50 billion	10.9
More than $15 billion–$50 billion	38.8
More than $2 billion–$15 billion	47.3
$2 billion or less	3.0
Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2014
France	20.3
United Kingdom	18.0
Japan	13.4
Switzerland	9.7
Germany	8.8
India	7.9
Sweden	6.3
Greece	5.9
8 other nations	8.0
Short-term investments	1.7
Total	100.0

30    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Bond Fund

Performance for the six months ended June 30, 2014

The Bond Fund returned 4.01% for the six-month period, compared with the 3.93% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2014, the fund returned 5.30%, versus 4.37% for the index.

The U.S. economy showed improvement in the second quarter of 2014 after a weak first-quarter performance. Unemployment declined to 6.1% in June 2014, down from 6.7% in December 2013 and 7.5% a year earlier. Advance estimates from the U.S. Department of Commerce show 4.0% annualized growth in gross domestic product (GDP) for the second quarter of 2014, offsetting a decline in GDP of 2.1% in the first quarter.

The economic struggles early in the year can be attributed to a range of factors, including cold weather, slowing growth in emerging markets and a geopolitical crisis in Ukraine. Adding to the uncertainty were concerns that the Federal Reserve’s decision to reduce its monthly purchases of government bonds could lead to higher interest rates. In the second quarter, economic data—particularly with regard to employment—improved, while inflation and interest rates remained low.

Corporate holdings drive outperformance

In this environment, bonds performed well for the period. U.S. Treasuries remained a higher-yielding alternative to other global government securities, while corporate and mortgage-backed securities benefited from low interest rates and the improving economy. As the benchmark’s largest sector, Treasuries had positive performance for the period, with a return of 2.7%. Yields on the 10-year Treasury declined from 3.0% on December 30, 2013 to 2.5% by period-end.

U.S. mortgage-backed securities, the second-largest benchmark weighting, also had strong performance, returning 4.1% for the period. Corporate bonds—a significant weighting—returned 5.7% while municipals bonds had an impressive 5.9% gain. Among the benchmark’s smaller weightings, government agency securities, commercial mortgage-backed securities and asset-backed securities had returns of 2.9%, 2.6% and 1.3%, respectively.

The fund outperformed its benchmark primarily because of overweight positions in, and successful selection among, corporate securities. The fund’s overweight to commercial mortgage-backed securities had a positive impact as well. An underweight to Treasuries detracted from the fund’s relative returns for the period.

TIAA-CREF Life Funds  ■  2014 Semiannual Report     31

Bond Fund

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Bond Fund	7/8/2003	4.01%	5.30%	5.47%	4.65%
Barclays U.S. Aggregate Bond Index	—	3.93	4.37	4.85	4.93

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2014

Bond Fund	Beginning account value (1/1/14)	Ending account value (6/30/14)	Expenses paid during period* (1/1/14–6/30/14)
Actual return	$1,000.00	$1,040.06	$1.77
5% annual hypothetical return	1,000.00	1,023.06	1.76

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.35%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

32    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Bond Fund

Portfolio composition

% of net assets as of 6/30/2014
Corporate bonds	28.8
Mortgage-backed securities†	19.7
U.S. Treasury securities	16.5
Foreign government & corporate bonds denominated in U.S. dollars	12.7
Asset-backed securities	8.8
Commercial mortgage-backed securities	8.4
Municipal bonds	1.0
Bank loan obligations	0.9
Preferred stock	0.1
U.S. agency securities	0.1
Short-term investments, other assets & liabilities, net	3.0
Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2014
Less than 1 year	10.0
1-3 years	18.4
3-5 years	21.2
5-10 years	42.8
Over 10 years	7.6
Total	100.0

Holdings by credit quality‡

% of fixed-income investments (excluding short-term investments) as of 6/30/2014
Aaa/AAA	41.6
Aa/AA	4.4
A/A	15.0
Baa/BBB	26.4
Ba/BB	5.3
B/B	5.6
Below B/B	1.1
Non-rated	0.6
Total	100.0

‡

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

TIAA-CREF Life Funds  ■  2014 Semiannual Report     33

Money Market Fund

Performance for the six months ended June 30, 2014

The Money Market Fund returned 0.00% for the six-month period, compared with the 0.01% return of the iMoneyNet Money Fund Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

The supply of money market instruments continued to decline in the first half of 2014, with elevated prices and very low yields. In January 2014, the Federal Reserve (“Fed”) began to reduce its purchases of U.S. Treasuries at a rate of $10 billion per month.

Yields remained low on repurchase agreements, which often use Treasuries as collateral. Commercial paper issuance continued to decline, with outstanding issuance down by more than $1 trillion since mid-2007 due to excess corporate cash and borrowing at longer maturities.

Low interest rates continue to challenge money market funds

The Fed again kept its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0% during the period, with no signal of an intention to increase it. The three-month LIBOR rate declined from 0.25% on December 31, 2013, to 0.23% as of June 30, 2014. (LIBOR is a widely used indicator of the interest rates that banks expect to pay to other banks for loans on the London market.) The three-month T-bill rate declined from 0.7% in December 2013 to 0.4% at period-end.

Against this backdrop of low rates and little supply, management sought higher-yielding investments while remaining in full compliance with SEC regulations. Accordingly, the fund maintained more than half its portfolio in U.S. Treasury and government agency securities. With few options in the commercial paper market, managers selectively found opportunities abroad in Pacific Rim banks. As of June 24, 2014, the fund’s weighted average maturity was 51 days, versus 43 days for the average iMoneyNet fund.

In response to exceptionally low interest rates, part or all of the Money Market Fund’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld (waived) by TIAA to prevent the fund’s yield from turning negative.

34    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Money Market Fund

Net annualized yield for the 7 days ended June 24, 2014*

	Current yield	Effective yield
Money Market Fund†	0.00%	0.00%
iMoneyNet Money Fund Averages—All Taxable‡	0.01	0.01

The current yield more closely reflects current earnings than does the total return.

* Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Money Market Fund†	7/8/2003	0.00%	0.00%	0.07%	1.79%
iMoneyNet Money Fund Averages—All Taxable‡	—	0.01	0.01	0.03	1.46

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Investments in the TIAA-CREF Life Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

†

Beginning May 29, 2013, part or all of the investment management fees of the TIAA-CREF Life Money Market Fund are being voluntarily waived. Without this waiver, the total returns and 7-day current and effective net annualized yields would have been lower. This voluntary fee waiver may be discontinued at any time without notice.

‡	The iMoneyNet Money Fund Averages–All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

TIAA-CREF Life Funds  ■  2014 Semiannual Report     35

Money Market Fund

Expense example

Six months ended June 30, 2014

Money Market Fund	Beginning account value (1/1/14)	Ending account value (6/30/14)	Expenses paid during period* (1/1/14–6/30/14)
Actual return	$1,000.00	$1,000.00	$0.55
5% annual hypothetical return	1,000.00	1,024.25	0.55

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.11%. The expense charges of the fund reflect a voluntary waiver and may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 6/30/2014
Commercial paper	44.9
U.S. government agency securities	30.2
U.S. Treasury securities	16.4
Certificates of deposit	5.1
Floating rate securities, government	4.7
Other assets & liabilities, net	–1.3
Total	100.0

36    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Balanced Fund

Performance for the period ended June 30, 2014

The Balanced Fund was launched on January 31, 2014. From that date through June 30, 2014, the fund returned 5.50%, compared with the 6.26% return of its benchmark, the Life Balanced Fund Composite Index.

A fund of funds, the Balanced Fund seeks long-term total return consisting of capital appreciation and current income. The fund may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income (bonds) and money market securities (cash equivalents). The Balanced Fund does this by investing in various underlying mutual funds that in turn buy stocks, bonds and other securities in these market sectors.

Under normal circumstances, the Balanced Fund invests 50% of its assets in equities and 50% in fixed income. The fund may deviate from these target allocations by up to 10% depending upon current market conditions and outlook. The fund may also invest in other financial instruments that have the potential to increase total return, provided these instruments are consistent with the fund’s investment objective, restrictions, policies and current regulations.

For the five-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, rose 10.43%. The MSCI EAFE, which measures the performance of the leading stocks in certain MSCI countries outside North America, climbed 9.17%. The broad domestic bond market, as measured by the Barclays U.S. Aggregate Bond Index, rose 2.41% for the period.

Equity holdings dampen the fund’s return

For the period from the fund’s inception through June 30, 2014, the fund underperformed its composite benchmark by less than a percentage point because some of the underlying funds lagged the broad market indexes used to calculate the benchmark.

During the period, the fund’s absolute return was hampered by poor results from international and U.S. stocks owned by the underlying funds. Those losses were partly offset by positive returns from the fund’s fixed-income holdings.

The fund’s relative performance lagged that of its benchmark partly because of the poor performance of the International Equity Fund and the Growth Equity Fund. Relative returns for the five months were also constrained by results from the Growth & Income Fund and the Large-Cap Value Fund. However, positive contributions to relative performance from the Bond Fund partly offset these negative effects.

TIAA-CREF Life Funds  ■  2014 Semiannual Report     37

Balanced Fund

Performance as of June 30, 2014

		Total return
	Inception date	since inception
Balanced Fund	1/31/2014	5.50	%‡
Balanced Fund Composite Index*	—	6.26	§

Broad market indexes
Barclays U.S. Aggregate Bond Index	—	2.41	§
Russell 3000® Index	—	10.43	§

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

On June 30, 2014, the Balanced Fund Composite Index consisted of: 50.0% Barclays U.S. Aggregate Bond Index, 40.0% Russell 3000 Index and 10.0% MSCI EAFE Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	This is the cumulative return since the fund’s inception on January 31, 2014.
§	Performance is cumulative and is calculated from the inception date of the fund.

Expense example

Period ended June 30, 2014

Balanced Fund	Beginning account value (1/31/14)	Ending account value (6/30/14)	Expenses paid during period* (1/31/14–6/30/14)	Effective expenses paid during period† (1/31/14–6/30/14)
Actual return	$1,000.00	$1,055.00	$0.42	$2.20
5% annual hypothetical return	1,000.00	1,024.30	0.50	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio from commencement of operations on January 31, 2014 through June 30, 2014, multiplied by the average account value over the period, multiplied by 150/365 for the actual expenses and 181/365 for the hypothetical expenses. There were 150 days in the period from commencement of operations to June 30, 2014 and 181 days in the six months ended June 30, 2014. The fund’s annualized expense ratio for the 150-day period was 0.10%. The expense charges of the fund reflect a voluntary waiver and may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and reimbursement, the expenses of the fund would be higher and its performance lower.

†

“Effective expenses paid during period” is based on each fund’s total expense ratio from the commencement of operations through period end, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the period, the total weighted average expense ratio was 0.52%.

For more information about this expense example, please see page 6.

38    2014 Semiannual Report  ■  TIAA-CREF Life Funds

Balanced Fund

Asset allocation

% of net assets as of 6/30/2014
Equity
U.S. equity	40.5
International equity	9.9
Fixed income	49.2
Other assets & liabilities, net	0.4
Total	100.0

Target allocation

TIAA-CREF Life Funds  ■  2014 Semiannual Report     39

Summary portfolio of investments (unaudited)

Growth Equity Fund  ▪  June 30, 2014

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$348,807	0.6%

CAPITAL GOODS
4,050		3M Co	580,122	0.9
3,954		Roper Industries, Inc	577,324	0.9
2,359		W.W. Grainger, Inc	599,823	1.0
		Other	946,701	1.5

			2,703,970	4.3

COMMERCIAL & PROFESSIONAL SERVICES
26,807		Nielsen Holdings NV	1,297,727	2.1
9,863	*	Verisk Analytics, Inc	591,977	0.9

			1,889,704	3.0

CONSUMER DURABLES & APPAREL
3,725		LVMH Moet Hennessy Louis Vuitton S.A.	718,809	1.1
11,784		Nike, Inc (Class B)	913,849	1.5
		Other	1,193,230	1.9

			2,825,888	4.5

CONSUMER SERVICES
8,810		Marriott International, Inc (Class A)	564,721	0.9
16,648		Starbucks Corp	1,288,222	2.1
		Other	446,742	0.6

			2,299,685	3.6

DIVERSIFIED FINANCIALS
5,350		Ameriprise Financial, Inc	642,000	1.0
4,730		IntercontinentalExchange Group, Inc	893,497	1.4
14,529		Moody’s Corp	1,273,612	2.0
		Other	1,288,194	2.1

			4,097,303	6.5

ENERGY
9,694		EOG Resources, Inc	1,132,841	1.8
10,752		Halliburton Co	763,499	1.2
		Other	760,790	1.2

			2,657,130	4.2

FOOD, BEVERAGE & TOBACCO			509,722	0.8

HEALTH CARE EQUIPMENT & SERVICES
14,809		Abbott Laboratories	605,688	0.9
		Other	293,903	0.5

			899,591	1.4

HOUSEHOLD & PERSONAL PRODUCTS
15,856		Estee Lauder Cos (Class A)	1,177,467	1.9

			1,177,467	1.9

40	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth Equity Fund  ▪  June 30, 2014

Shares		Company	Value	% of net assets

MATERIALS
5,583		LyondellBasell Industries AF S.C.A	$545,180	0.9%
12,426		Monsanto Co	1,550,019	2.4
2,955		Sherwin-Williams Co	611,419	1.0
		Other	579,778	0.9

			3,286,396	5.2

MEDIA
16,849		Comcast Corp (Class A)	904,454	1.4
12,475		Walt Disney Co	1,069,607	1.7
		Other	637,131	1.0

			2,611,192	4.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
11,353	*	Alkermes plc	571,397	0.9
3,605	*	Biogen Idec, Inc	1,136,693	1.8
14,804		Bristol-Myers Squibb Co	718,142	1.1
20,998	*	Celgene Corp	1,803,308	2.9
19,720	*	Gilead Sciences, Inc	1,634,985	2.6
12,204		Novo Nordisk AS	563,251	0.9
8,398		Perrigo Co plc	1,224,092	1.9
		Other	2,299,147	3.7

			9,951,015	15.8

REAL ESTATE			411,650	0.7

RETAILING
3,957	*	Amazon.com, Inc	1,285,154	2.0
8,539		Expedia, Inc	672,532	1.1
11,251		Home Depot, Inc	910,881	1.4
508	*	Priceline.com, Inc	611,124	1.0

			3,479,691	5.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
9,303		Lam Research Corp	628,697	1.0
		Other	990,429	1.6

			1,619,126	2.6

SOFTWARE & SERVICES
22,391	*	Adobe Systems, Inc	1,620,213	2.6
28,233	*	Facebook, Inc	1,899,798	3.0
2,374	*	Google, Inc	1,365,715	2.2
2,374	*	Google, Inc (Class A)	1,388,006	2.2
24,420		Intuit, Inc	1,966,543	3.1
21,477		Mastercard, Inc (Class A)	1,577,915	2.5
20,355		Oracle Corp	824,988	1.3
15,304	*	Red Hat, Inc	845,852	1.3
17,175	*	Salesforce.com, Inc	997,524	1.6
5,531		Visa, Inc (Class A)	1,165,437	1.8
10,015	*	VMware, Inc (Class A)	969,552	1.5
		Other	971,341	1.6

			15,592,884	24.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	41

Summary portfolio of investments (unaudited)	concluded

Growth Equity Fund  ▪  June 30, 2014

Shares		Company		Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
29,747		Apple, Inc		$2,764,389	4.4%
		Other		597,243	0.9

				3,361,632	5.3

TELECOMMUNICATION SERVICES
13,500		Softbank Corp		1,006,060	1.6
		Other		395,141	0.6

				1,401,201	2.2

TRANSPORTATION
17,855		Delta Air Lines, Inc		691,346	1.1
5,979		Kansas City Southern Industries, Inc		642,802	1.0
6,012		Union Pacific Corp		599,697	1.0

				1,933,845	3.1

		TOTAL COMMON STOCKS	(Cost $49,755,061)	63,057,899	100.0

PURCHASED OPTIONS
AUTOMOBILES & COMPONENTS				421	0.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				796	0.0

		TOTAL PURCHASED OPTIONS	(Cost $1,547)	1,217	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
526,709	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		526,709	0.8

				526,709	0.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $526,709)	526,709	0.8

		TOTAL PORTFOLIO	(Cost $50,283,317)	63,585,825	100.8
		OTHER ASSETS & LIABILITIES, NET		(545,005)	(0.8)

		NET ASSETS		$63,040,820	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

The aggregate value of securities on loan is $518,118.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

42	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Growth & Income Fund  ▪  June 30, 2014

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
17,459		Johnson Controls, Inc	$871,728	0.6%
		Other	1,199,133	0.9

			2,070,861	1.5

BANKS
127,522		Bank of America Corp	1,960,013	1.4
18,934		JPMorgan Chase & Co	1,090,977	0.8
24,579		SunTrust Banks, Inc	984,635	0.7
39,924		Wells Fargo & Co	2,098,406	1.5
		Other	1,651,290	1.2

			7,785,321	5.6

CAPITAL GOODS
14,708		Eaton Corp	1,135,163	0.8
111,041		General Electric Co	2,918,158	2.1
18,082		Honeywell International, Inc	1,680,722	1.2
		Other	5,327,157	3.8

			11,061,200	7.9

COMMERCIAL & PROFESSIONAL SERVICES			1,074,277	0.8

CONSUMER DURABLES & APPAREL
17,044		Hasbro, Inc	904,184	0.6
		Other	4,193,517	3.0

			5,097,701	3.6

CONSUMER SERVICES			1,721,103	1.2

DIVERSIFIED FINANCIALS
12,368		American Express Co	1,173,352	0.8
7,348		Ameriprise Financial, Inc	881,760	0.6
42,223		Morgan Stanley	1,365,070	1.0
		Other	2,060,828	1.5

			5,481,010	3.9

ENERGY
9,297		Apache Corp	935,464	0.7
20,159		Chevron Corp	2,631,758	1.9
13,950		EOG Resources, Inc	1,630,197	1.2
24,129		Halliburton Co	1,713,400	1.2
23,099		Marathon Oil Corp	922,112	0.6
		Other	4,963,394	3.5

			12,796,325	9.1

FOOD & STAPLES RETAILING			1,429,182	1.0

FOOD, BEVERAGE & TOBACCO
12,464	*	Constellation Brands, Inc (Class A)	1,098,452	0.8
17,740		PepsiCo, Inc	1,584,892	1.1
		Other	3,254,970	2.3

			5,938,314	4.2

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	43

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2014

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
19,361		Aetna, Inc	$1,569,790	1.1%
15,098		St. Jude Medical, Inc	1,045,536	0.8
		Other	2,712,164	1.9

			5,327,490	3.8

HOUSEHOLD & PERSONAL PRODUCTS
16,395		Colgate-Palmolive Co	1,117,811	0.8
16,712		Procter & Gamble Co	1,313,396	0.9
		Other	1,690,985	1.2

			4,122,192	2.9

INSURANCE
11,579		ACE Ltd	1,200,743	0.8
27,122		Hartford Financial Services Group, Inc	971,239	0.7
20,393		Metlife, Inc	1,133,035	0.8
		Other	1,513,676	1.1

			4,818,693	3.4

MATERIALS
19,147	p	Dow Chemical Co	985,305	0.7
10,432		LyondellBasell Industries AF S.C.A	1,018,685	0.7
4,077		PPG Industries, Inc	856,781	0.6
		Other	1,945,384	1.4

			4,806,155	3.4

MEDIA
34,101		Comcast Corp (Class A)	1,830,542	1.3
19,961		Walt Disney Co	1,711,456	1.2
		Other	2,782,623	2.0

			6,324,621	4.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
5,128	*	Actavis plc	1,143,801	0.8
12,960	*	Celgene Corp	1,113,005	0.8
20,164	*	Gilead Sciences, Inc	1,671,797	1.2
34,647		Johnson & Johnson	3,624,769	2.6
33,759		Merck & Co, Inc	1,952,958	1.4
		Other	7,414,640	5.3

			16,920,970	12.1

RETAILING
21,781		Home Depot, Inc	1,763,390	1.2
16,057		Macy’s, Inc	931,627	0.7
		Other	4,179,667	3.0

			6,874,684	4.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
13,318	*	NXP Semiconductors NV	881,385	0.7
		Other	3,265,700	2.3

			4,147,085	3.0

44	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2014

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
3,323	*	Alliance Data Systems Corp		$934,594	0.7%
20,502	*	Facebook, Inc		1,379,580	1.0
5,072	*	Google, Inc		2,917,820	2.1
70,362		Microsoft Corp		2,934,095	2.1
		Other		3,992,138	2.8

				12,158,227	8.7

TECHNOLOGY HARDWARE & EQUIPMENT
54,509		Apple, Inc		5,065,521	3.6
8,765	*,p	F5 Networks, Inc		976,772	0.7
24,946		Hewlett-Packard Co		840,181	0.6
		Other		2,991,350	2.1

				9,873,824	7.0

TELECOMMUNICATION SERVICES
28,072		Verizon Communications, Inc		1,373,563	1.0
		Other		1,290,903	0.9

				2,664,466	1.9

TRANSPORTATION
30,788		Delta Air Lines, Inc		1,192,111	0.9
		Other		2,299,902	1.6

				3,492,013	2.5

UTILITIES
10,234		NextEra Energy, Inc		1,048,781	0.7
		Other		2,507,607	1.8

				3,556,388	2.5

		TOTAL COMMON STOCKS	(Cost $106,187,647)	139,542,102	99.4

PURCHASED OPTIONS
ENERGY				1,620	0.0

INSURANCE				300	0.0

		TOTAL PURCHASED OPTIONS	(Cost $3,126)	1,920	0.0

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	45

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ▪  June 30, 2014

Shares		Company		Value	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,027,268	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$4,027,268	2.9%

				4,027,268	2.9

		TOTAL SHORT-TERM INVESTMENTS	(Cost $4,027,268)	4,027,268	2.9

		TOTAL PORTFOLIO	(Cost $110,218,041)	143,571,290	102.3
		OTHER ASSETS & LIABILITIES, NET		(3,192,752)	(2.3)

		NET ASSETS		$140,378,538	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
p	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

The aggregate value of securities on loan is $3,939,526.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ▪  June 30, 2014

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$544,106	0.5%

BANKS
125,863		Bank of America Corp	1,934,514	1.8
32,966		Citigroup, Inc	1,552,699	1.4
23,742		JPMorgan Chase & Co	1,368,014	1.3
48,588		Keycorp	696,266	0.7
67,332		Regions Financial Corp	715,066	0.7
58,436		Wells Fargo & Co	3,071,396	2.8
		Other	1,549,950	1.4

			10,887,905	10.1

CAPITAL GOODS
149,014		General Electric Co	3,916,088	3.6
14,964	e	Joy Global, Inc	921,483	0.8
6,519		SPX Corp	705,421	0.7
		Other	1,879,671	1.7

			7,422,663	6.8

CONSUMER DURABLES & APPAREL
15,151	*	Jarden Corp	899,212	0.8
42,840		Pulte Homes, Inc	863,654	0.8
		Other	912,309	0.9

			2,675,175	2.5

CONSUMER SERVICES			3,255,798	3.0

DIVERSIFIED FINANCIALS
17,614		Legg Mason, Inc	903,774	0.8
24,681		Morgan Stanley	797,937	0.7
17,341		State Street Corp	1,166,356	1.1
		Other	1,385,678	1.3

			4,253,745	3.9

ENERGY
9,070		Apache Corp	912,623	0.8
20,960		Chevron Corp	2,736,328	2.5
8,814		ConocoPhillips	755,624	0.7
30,135	*,e	EP Energy Corp	694,612	0.6
23,955		Exxon Mobil Corp	2,411,789	2.2
25,926		Marathon Oil Corp	1,034,966	1.0
25,837		Nabors Industries Ltd	758,833	0.7
119,716		Talisman Energy, Inc	1,268,990	1.2
13,978		Williams Cos, Inc	813,659	0.8
		Other	5,690,160	5.3

			17,077,584	15.8

FOOD & STAPLES RETAILING
15,647		CVS Corp	1,179,314	1.1
		Other	431,140	0.4

			1,610,454	1.5

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	47

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪  June 30, 2014

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO
11,637		SABMiller plc	$674,422	0.6%
		Other	1,864,295	1.7

			2,538,717	2.3

HEALTH CARE EQUIPMENT & SERVICES
26,514	*	Hologic, Inc	672,130	0.6
16,996		UnitedHealth Group, Inc	1,389,423	1.3
		Other	2,603,022	2.4

			4,664,575	4.3

HOUSEHOLD & PERSONAL PRODUCTS
27,801		Procter & Gamble Co	2,184,881	2.0
		Other	913,045	0.9

			3,097,926	2.9

INSURANCE
8,865		ACE Ltd	919,300	0.9
12,892		Allstate Corp	757,018	0.7
15,370		American International Group, Inc	838,895	0.8
8,851	*	Berkshire Hathaway, Inc (Class B)	1,120,183	1.0
20,699		Hartford Financial Services Group, Inc	741,231	0.7
15,634		Metlife, Inc	868,625	0.8
		Other	2,306,290	2.1

			7,551,542	7.0

MATERIALS			3,024,791	2.8

MEDIA			1,438,682	1.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
31,484		Johnson & Johnson	3,293,856	3.0
32,822		Merck & Co, Inc	1,898,753	1.8
48,635		Pfizer, Inc	1,443,487	1.3
		Other	3,431,179	3.2

			10,067,275	9.3

REAL ESTATE
8,184		Vornado Realty Trust	873,479	0.8
		Other	2,643,318	2.4

			3,516,797	3.2

RETAILING			1,644,800	1.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
9,775	*	First Solar, Inc	694,611	0.6
		Other	1,852,987	1.7

			2,547,598	2.3

SOFTWARE & SERVICES
50,289		Microsoft Corp	2,097,051	2.0
		Other	2,408,760	2.2

			4,505,811	4.2

48	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund  ▪  June 30, 2014

Shares		Company		Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
44,258		Cisco Systems, Inc		$1,099,811	1.0%
33,249		Hewlett-Packard Co		1,119,827	1.0
93,922	*	Nokia Corp		710,050	0.7
		Other		1,552,070	1.4

				4,481,758	4.1

TELECOMMUNICATION SERVICES
54,447		AT&T, Inc		1,925,246	1.8
18,385	*	Level 3 Communications, Inc		807,286	0.7
		Other		1,138,743	1.1

				3,871,275	3.6

TRANSPORTATION
16,093	*	American Airlines Group, Inc		691,355	0.7
13,684		Con-Way, Inc		689,811	0.6
		Other		1,509,960	1.4

				2,891,126	2.7

UTILITIES
22,008		Exelon Corp		802,852	0.7
8,193		NextEra Energy, Inc		839,619	0.8
		Other		2,975,548	2.8

				4,618,019	4.3

		TOTAL COMMON STOCKS	(Cost $91,218,897)	108,188,122	99.9

PURCHASED OPTIONS
FOOD & STAPLES RETAILING				925	0.0

		TOTAL PURCHASED OPTIONS	(Cost $970)	925	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,536,739	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		4,536,739	4.2

				4,536,739	4.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $4,536,739)	4,536,739	4.2

		TOTAL PORTFOLIO	(Cost $95,756,606)	112,725,786	104.1
		OTHER ASSETS & LIABILITIES, NET		(4,440,139)	(4.1)

		NET ASSETS		$108,285,647	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $4,421,528.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	49

Summary portfolio of investments (unaudited)

Real Estate Securities Fund  ▪  June 30, 2014

Shares		Company	Value	% of net assets

COMMON STOCKS
DIVERSIFIED REAL ESTATE ACTIVITIES			$462,575	0.4%

DIVERSIFIED REITS
60,000		American Realty Capital Properties, Inc	751,800	0.7
50,000		Retail Opportunities Investment Corp	786,500	0.7
195,000		Spirit Realty Capital, Inc	2,215,200	1.9
36,000		Vornado Realty Trust	3,842,280	3.4
30,000		WP Carey, Inc	1,932,000	1.7
		Other	947,737	0.8

			10,475,517	9.2

FOREST PRODUCTS
82,500	*	Louisiana-Pacific Corp	1,239,150	1.1

			1,239,150	1.1

HOMEBUILDING
30,000		DR Horton, Inc	737,400	0.7
		Other	269,040	0.2

			1,006,440	0.9

HOTELS, RESORTS & CRUISE LINES
50,000	*	Orient-Express Hotels Ltd	727,000	0.6
		Other	636,900	0.6

			1,363,900	1.2

INDUSTRIAL REITS
17,500		EastGroup Properties, Inc	1,124,025	1.0
40,000		First Industrial Realty Trust, Inc	753,600	0.7
127,500		Prologis, Inc	5,238,975	4.5
43,000		STAG Industrial, Inc	1,032,430	0.9
45,000		Terreno Realty Corp	869,850	0.9

			9,018,880	8.0

MORTGAGE REITS
100,000		NorthStar Realty Finance Corp	1,738,000	1.5
		Other	1,454,900	1.3

			3,192,900	2.8

OFFICE REITS
36,000		Boston Properties, Inc	4,254,480	3.7
60,000		Brandywine Realty Trust	936,000	0.8
15,000		Digital Realty Trust, Inc	874,800	0.8
20,000		Kilroy Realty Corp	1,245,600	1.1
97,500		Parkway Properties, Inc	2,013,375	1.8
30,000		SL Green Realty Corp	3,282,300	2.9
		Other	1,071,200	1.0

			13,677,755	12.1

50	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Real Estate Securities Fund  ▪  June 30, 2014

Shares		Company		Value	% of net assets

REAL ESTATE SERVICES
50,000		Kennedy-Wilson Holdings, Inc		$1,341,000	1.2%
		Other		480,600	0.4

				1,821,600	1.6

RESIDENTIAL REITS
50,000		Apartment Investment & Management Co (Class A)		1,613,500	1.4
32,000		AvalonBay Communities, Inc		4,550,080	4.0
30,000		Camden Property Trust		2,134,500	1.9
105,000		Education Realty Trust, Inc		1,127,700	1.0
30,000		Equity Lifestyle Properties, Inc		1,324,800	1.2
63,500		Equity Residential		4,000,500	3.5
17,500		Essex Property Trust, Inc		3,235,925	2.9
22,000		Post Properties, Inc		1,176,120	1.0
22,000		Sun Communities, Inc		1,096,480	1.0

				20,259,605	17.9

RETAIL REITS
28,000		Acadia Realty Trust		786,520	0.7
35,000		Equity One, Inc		825,650	0.7
16,500		Federal Realty Investment Trust		1,995,180	1.8
157,500		General Growth Properties, Inc		3,710,700	3.2
44,000		Regency Centers Corp		2,449,920	2.1
73,500		Simon Property Group, Inc		12,221,580	10.8
		Other		693,380	0.7

				22,682,930	20.0

SPECIALIZED REITS
36,000		American Tower Corp		3,239,280	2.8
68,500		CubeSmart		1,254,920	1.1
30,000		Extra Space Storage, Inc		1,597,500	1.4
25,000		HCP, Inc		1,034,500	0.9
30,000		Health Care REIT, Inc		1,880,100	1.7
40,000		Healthcare Realty Trust, Inc		1,016,800	0.9
73,500		Healthcare Trust of America, Inc		884,940	0.8
73,500		Host Marriott Corp		1,617,735	1.4
25,000		Potlatch Corp		1,035,000	0.9
18,000		Public Storage, Inc		3,084,300	2.7
54,000		RLJ Lodging Trust		1,560,060	1.4
162,500	*	Strategic Hotels & Resorts, Inc		1,902,875	1.7
117,500		Sunstone Hotel Investors, Inc		1,754,275	1.6
60,000		Ventas, Inc		3,846,000	3.4
		Other		641,000	0.4

				26,349,285	23.1

		TOTAL COMMON STOCKS	(Cost $93,446,833)	111,550,537	98.3

		TOTAL PORTFOLIO	(Cost $93,446,833)	111,550,537	98.3
		OTHER ASSETS & LIABILITIES, NET		1,888,195	1.7

		NET ASSETS		$113,438,732	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	51

Summary portfolio of investments (unaudited)	concluded

Real Estate Securities Fund  ▪  June 30, 2014

Abbreviation(s):

REIT    Real Estate Investment Trust

*	Non-income producing.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

52	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund  ▪  June 30, 2014

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
6,329	*	Tenneco, Inc	$415,815	0.8%

			415,815	0.8

BANKS
11,272		Cathay General Bancorp	288,112	0.5
14,359		FirstMerit Corp	283,590	0.5
14,394		Home Loan Servicing Solutions Ltd	327,176	0.6
31,074		Investors Bancorp, Inc	343,368	0.6
31,752	*	MGIC Investment Corp	293,388	0.6
7,312		Prosperity Bancshares, Inc	457,731	0.9
		Other	2,357,829	4.5

			4,351,194	8.2

CAPITAL GOODS
6,105		Applied Industrial Technologies, Inc	309,707	0.6
4,083		Crane Co	303,612	0.6
4,329		EnerSys	297,792	0.5
9,900	*	Orbital Sciences Corp	292,545	0.5
3,540	*	Teledyne Technologies, Inc	343,982	0.6
3,360	*	WABCO Holdings, Inc	358,915	0.7
		Other	2,365,315	4.5

			4,271,868	8.0

COMMERCIAL & PROFESSIONAL SERVICES
10,743	*	TrueBlue, Inc	296,185	0.6
6,918	*	WageWorks, Inc	333,517	0.6
		Other	1,580,379	3.0

			2,210,081	4.2

CONSUMER DURABLES & APPAREL
8,690		Brunswick Corp	366,110	0.7
		Other	687,213	1.3

			1,053,323	2.0

CONSUMER SERVICES
6,203	*	Marriott Vacations Worldwide Corp	363,682	0.7
16,536		Service Corp International	342,626	0.7
		Other	1,236,405	2.3

			1,942,713	3.7

DIVERSIFIED FINANCIALS			270,040	0.5

ENERGY
20,474	*	Pioneer Energy Services Corp	359,114	0.7
2,219		Targa Resources Investments, Inc	309,706	0.6
		Other	2,414,233	4.5

			3,083,053	5.8

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	53

Summary portfolio of investments (unaudited)	continued

Small-Cap Equity Fund  ▪  June 30, 2014

Shares		Company	Value	% of net assets

FOOD & STAPLES RETAILING			$464,039	0.9%

FOOD, BEVERAGE & TOBACCO
3,580		Sanderson Farms, Inc	347,976	0.7
		Other	107,919	0.2

			455,895	0.9

HEALTH CARE EQUIPMENT & SERVICES
5,120	*	Align Technology, Inc	286,925	0.5
7,322	*	Medidata Solutions, Inc	313,455	0.6
5,599	*	WellCare Health Plans, Inc	418,021	0.8
		Other	2,206,420	4.2

			3,224,821	6.1

HOUSEHOLD & PERSONAL PRODUCTS			190,671	0.4

INSURANCE
5,601		Platinum Underwriters Holdings Ltd	363,225	0.7
		Other	1,562,033	2.9

			1,925,258	3.6

MATERIALS
4,988		Minerals Technologies, Inc	327,113	0.6
		Other	2,009,250	3.8

			2,336,363	4.4

MEDIA
6,064		Lamar Advertising Co (Class A)	321,392	0.6
12,920	*	Live Nation, Inc	318,995	0.6
		Other	700,803	1.3

			1,341,190	2.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
6,860	*	Parexel International Corp	362,482	0.7
		Other	3,392,085	6.4

			3,754,567	7.1

REAL ESTATE
24,784		Cousins Properties, Inc	308,561	0.6
16,887		CubeSmart	309,370	0.6
13,540		DuPont Fabros Technology, Inc	365,038	0.7
13,193		RLJ Lodging Trust	381,146	0.7
4,507		Sovran Self Storage, Inc	348,166	0.6
30,360	*	Strategic Hotels & Resorts, Inc	355,516	0.7
		Other	2,679,866	5.0

			4,747,663	8.9

RETAILING
6,968		Penske Auto Group, Inc	344,916	0.6
		Other	2,851,034	5.4

			3,195,950	6.0

54	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Small-Cap Equity Fund  ▪  June 30, 2014

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
8,587	*	Cavium Networks, Inc		$426,431	0.8%
35,088	*	Lattice Semiconductor Corp		289,476	0.6
		Other		1,609,784	3.0

				2,325,691	4.4

SOFTWARE & SERVICES
7,850	*	Aspen Technology, Inc		364,240	0.7
5,618	*	Demandware, Inc		389,721	0.7
7,458	*	LogMeIn, Inc		347,692	0.7
8,955	*	Manhattan Associates, Inc		308,320	0.6
2,806	*	Ultimate Software Group, Inc		387,705	0.7
		Other		3,237,023	6.1

				5,034,701	9.5

TECHNOLOGY HARDWARE & EQUIPMENT
4,192	*,e	Synaptics, Inc		379,963	0.7
4,358	*	SYNNEX Corp		317,480	0.6
		Other		2,399,544	4.5

				3,096,987	5.8

TELECOMMUNICATION SERVICES				562,204	1.1

TRANSPORTATION
6,588		Arkansas Best Corp		286,644	0.6
		Other		599,847	1.1

				886,491	1.7

UTILITIES
8,873		Avista Corp		297,423	0.5
5,734		Black Hills Corp		352,010	0.7
5,631		New Jersey Resources Corp		321,868	0.6
		Other		827,840	1.6

				1,799,141	3.4

		TOTAL COMMON STOCKS	(Cost $44,781,936)	52,939,719	99.9

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,255,302	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		4,255,302	8.0

				4,255,302	8.0

		TOTAL SHORT-TERM INVESTMENTS	(Cost $4,255,302)	4,255,302	8.0

		TOTAL PORTFOLIO	(Cost $49,037,238)	57,195,021	107.9
		OTHER ASSETS & LIABILITIES, NET		(4,188,427)	(7.9)

		NET ASSETS		$53,006,594	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	55

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund  ▪  June 30, 2014

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $4,159,034.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

56	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ▪  June 30, 2014

Shares	Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
30,738	Ford Motor Co	$529,923	0.8%
	Other	916,836	1.3

		1,446,759	2.1

BANKS
5,186	PNC Financial Services Group, Inc	461,813	0.7
12,811	US Bancorp	554,973	0.8
	Other	1,361,305	1.9

		2,378,091	3.4

CAPITAL GOODS
4,343	3M Co	622,091	0.9
5,764	Danaher Corp	453,800	0.6
1,667	Precision Castparts Corp	420,751	0.6
	Other	3,118,237	4.5

		4,614,879	6.6

COMMERCIAL & PROFESSIONAL SERVICES		425,154	0.6

CONSUMER DURABLES & APPAREL		708,843	1.0

CONSUMER SERVICES
6,026	McDonald’s Corp	607,059	0.8
6,116	Starbucks Corp	473,256	0.7
	Other	685,528	1.0

		1,765,843	2.5

DIVERSIFIED FINANCIALS
6,328	American Express Co	600,337	0.8
12,551	Bank of New York Mellon Corp	470,411	0.7
1,381	BlackRock, Inc	441,368	0.6
5,723	Capital One Financial Corp	472,720	0.7
	Other	2,920,096	4.2

		4,904,932	7.0

ENERGY
4,762	EOG Resources, Inc	556,487	0.8
4,404	Occidental Petroleum Corp	451,983	0.7
9,859	Spectra Energy Corp	418,810	0.6
	Other	5,510,260	7.9

		6,937,540	10.0

FOOD & STAPLES RETAILING		684,687	1.0

FOOD, BEVERAGE & TOBACCO
12,385	Mondelez International, Inc	465,800	0.6
8,355	PepsiCo, Inc	746,436	1.1
	Other	1,308,339	1.9

		2,520,575	3.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	57

Summary portfolio of investments (unaudited)	continued

Social Choice Equity Fund  ▪  June 30, 2014

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
12,239		Abbott Laboratories	$500,575	0.7%
8,071		Medtronic, Inc	514,607	0.7
		Other	1,436,904	2.1

			2,452,086	3.5

HOUSEHOLD & PERSONAL PRODUCTS
7,350		Colgate-Palmolive Co	501,123	0.7
12,341		Procter & Gamble Co	969,879	1.4
		Other	762,771	1.1

			2,233,773	3.2

INSURANCE
8,056	*	Berkshire Hathaway, Inc (Class B)	1,019,567	1.5
5,132		Prudential Financial, Inc	455,568	0.7
4,523		Travelers Cos, Inc	425,479	0.6
		Other	2,055,248	2.9

			3,955,862	5.7

MATERIALS
3,153		Praxair, Inc	418,845	0.6
		Other	2,720,908	3.9

			3,139,753	4.5

MEDIA
3,056		Time Warner Cable, Inc	450,149	0.6
7,408		Time Warner, Inc	520,412	0.8
		Other	1,197,887	1.7

			2,168,448	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
4,884		Amgen, Inc	578,119	0.8
1,651	*	Biogen Idec, Inc	520,577	0.8
11,278		Bristol-Myers Squibb Co	547,096	0.8
8,574	*	Gilead Sciences, Inc	710,870	1.0
11,924		Johnson & Johnson	1,247,489	1.8
14,855		Merck & Co, Inc	859,361	1.2
		Other	1,286,042	1.8

			5,749,554	8.2

REAL ESTATE
2,660		Simon Property Group, Inc	442,305	0.6
		Other	2,260,111	3.3

			2,702,416	3.9

RETAILING
9,243		Lowe’s Companies, Inc	443,572	0.7
		Other	2,664,507	3.8

			3,108,079	4.5

58	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund  ▪  June 30, 2014

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
18,830		Applied Materials, Inc		$424,616	0.6%
26,949		Intel Corp		832,724	1.2
9,869		Texas Instruments, Inc		471,640	0.7
		Other		174,293	0.2

				1,903,273	2.7

SOFTWARE & SERVICES
5,486		Accenture plc		443,488	0.6
1,399	*	Google, Inc		804,817	1.1
1,389	*	Google, Inc (Class A)		812,107	1.2
4,723		International Business Machines Corp		856,138	1.2
18,538		Oracle Corp		751,345	1.1
		Other		3,117,653	4.5

				6,785,548	9.7

TECHNOLOGY HARDWARE & EQUIPMENT
30,441		Cisco Systems, Inc		756,459	1.1
17,556		EMC Corp		462,425	0.7
15,800		Hewlett-Packard Co		532,144	0.8
8,823		Qualcomm, Inc		698,782	1.0
		Other		652,041	0.9

				3,101,851	4.5

TELECOMMUNICATION SERVICES
14,675		Verizon Communications, Inc		718,048	1.1
		Other		710,868	1.0

				1,428,916	2.1

TRANSPORTATION
5,255		United Parcel Service, Inc (Class B)		539,478	0.8
		Other		1,068,228	1.5

				1,607,706	2.3

UTILITIES
4,575		NextEra Energy, Inc		468,846	0.7
		Other		1,952,879	2.8

				2,421,725	3.5

		TOTAL COMMON STOCKS	(Cost $47,284,055)	69,146,293	99.2

		TOTAL PORTFOLIO	(Cost $47,284,055)	69,146,293	99.2
		OTHER ASSETS & LIABILITIES, NET		563,334	0.8

		NET ASSETS		$69,709,627	100.0%

*	Non-income producing.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	59

Summary portfolio of investments (unaudited)

Stock Index Fund  ▪  June 30, 2014

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$3,616,888	1.2%

BANKS
141,339		Bank of America Corp	2,172,380	0.7
40,878		Citigroup, Inc	1,925,354	0.7
51,130		JPMorgan Chase & Co	2,946,111	1.0
64,064		Wells Fargo & Co	3,367,204	1.1
		Other	6,876,104	2.3

			17,287,153	5.8

CAPITAL GOODS
8,725		3M Co	1,249,769	0.4
9,842		Boeing Co	1,252,198	0.4
134,520		General Electric Co	3,535,185	1.2
12,298		United Technologies Corp	1,419,804	0.5
		Other	16,505,934	5.6

			23,962,890	8.1

COMMERCIAL & PROFESSIONAL SERVICES			3,292,315	1.1

CONSUMER DURABLES & APPAREL			4,463,781	1.5

CONSUMER SERVICES
13,328		McDonald’s Corp	1,342,663	0.4
		Other	5,007,192	1.7

			6,349,855	2.1

DIVERSIFIED FINANCIALS
12,169		American Express Co	1,154,473	0.4
23,450	e	iShares Russell 3000 Index Fund	2,761,003	0.9
		Other	9,240,632	3.1

			13,156,108	4.4

ENERGY
25,537		Chevron Corp	3,333,855	1.1
16,469		ConocoPhillips	1,411,887	0.5
57,608		Exxon Mobil Corp	5,799,974	1.9
10,539		Occidental Petroleum Corp	1,081,618	0.4
17,446		Schlumberger Ltd	2,057,756	0.7
		Other	15,172,240	5.1

			28,857,330	9.7

FOOD & STAPLES RETAILING
15,857		CVS Corp	1,195,142	0.4
21,450		Wal-Mart Stores, Inc	1,610,252	0.5
		Other	2,885,599	1.0

			5,690,993	1.9

FOOD, BEVERAGE & TOBACCO
26,648		Altria Group, Inc	1,117,617	0.4
52,706		Coca-Cola Co	2,232,626	0.8

60	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2014

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO—continued
20,590		PepsiCo, Inc	$ 1,839,511	0.6%
21,100		Philip Morris International, Inc	1,778,941	0.6
		Other	6,347,589	2.1

			13,316,284	4.5

HEALTH CARE EQUIPMENT & SERVICES			13,316,424	4.5

HOUSEHOLD & PERSONAL PRODUCTS
36,480		Procter & Gamble Co	2,866,963	1.0
		Other	2,334,317	0.8

			5,201,280	1.8

INSURANCE
19,829		American International Group, Inc	1,082,267	0.4
24,411	*	Berkshire Hathaway, Inc (Class B)	3,089,456	1.0
		Other	7,838,992	2.6

			12,010,715	4.0

MATERIALS			11,518,973	3.9

MEDIA
34,849		Comcast Corp (Class A)	1,870,694	0.6
23,261		Walt Disney Co	1,994,398	0.7
		Other	6,346,724	2.1

			10,211,816	3.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
21,330		AbbVie, Inc	1,203,865	0.4
10,172		Amgen, Inc	1,204,060	0.4
20,645	*	Gilead Sciences, Inc	1,711,677	0.6
37,874		Johnson & Johnson	3,962,378	1.3
39,203		Merck & Co, Inc	2,267,894	0.8
85,569		Pfizer, Inc	2,539,688	0.8
		Other	12,072,469	4.1

			24,962,031	8.4

REAL ESTATE			10,934,664	3.7

RETAILING
5,040	*	Amazon.com, Inc	1,636,892	0.6
18,346		Home Depot, Inc	1,485,292	0.5
		Other	8,916,446	3.0

			12,038,630	4.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
67,043		Intel Corp	2,071,629	0.7
		Other	4,973,457	1.7

			7,045,086	2.4

SOFTWARE & SERVICES
26,429	*	Facebook, Inc	1,778,407	0.6
3,810	*	Google, Inc	2,191,817	0.7
3,765	*	Google, Inc (Class A)	2,201,283	0.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	61

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2014

Shares		Company		Value	% of net assets

SOFTWARE SERVICES—continued
12,690		International Business Machines Corp		$2,300,316	0.8%
111,141		Microsoft Corp		4,634,580	1.6
44,061		Oracle Corp		1,785,792	0.6
6,727		Visa, Inc (Class A)		1,417,446	0.5
		Other		13,327,797	4.5

				29,637,438	10.0

TECHNOLOGY HARDWARE & EQUIPMENT
80,886		Apple, Inc		7,516,736	2.5
68,740		Cisco Systems, Inc		1,708,189	0.6
22,872		Qualcomm, Inc		1,811,462	0.6
		Other		6,053,118	2.1

				17,089,505	5.8

TELECOMMUNICATION SERVICES
69,629		AT&T, Inc		2,462,081	0.9
55,359		Verizon Communications, Inc		2,708,716	0.9
		Other		1,224,237	0.4

				6,395,034	2.2

TRANSPORTATION
12,264		Union Pacific Corp		1,223,334	0.4
		Other		5,480,807	1.9

				6,704,141	2.3

UTILITIES				9,355,937	3.2

		TOTAL COMMON STOCKS	(Cost $176,069,478)	296,415,271	100.0

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				177	0.0

TELECOMMUNICATION SERVICES				1,789	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $1,796)	1,966	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
7,782,716	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		7,782,716	2.6

				7,782,716	2.6

		TOTAL SHORT-TERM INVESTMENTS	(Cost $7,782,716)	7,782,716	2.6

		TOTAL PORTFOLIO	(Cost $183,853,990)	304,199,953	102.6
		OTHER ASSETS & LIABILITIES, NET		(7,821,549)	(2.6)

		NET ASSETS		$296,378,404	100.0%

62	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Fund  ▪  June 30, 2014

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $7,604,628.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	63

Summary portfolio of investments (unaudited)

International Equity Fund  ▪  June 30, 2014

Shares		Company	Value	% of net assets

COMMON STOCKS
AUSTRALIA
24,075		BHP Billiton Ltd	$821,069	0.8%

			821,069	0.8

BELGIUM
9,775		Arseus NV	559,466	0.6

			559,466	0.6

FRANCE
90,211		Accor S.A.	4,688,762	4.8
8,293		Aeroports de Paris	1,093,322	1.1
12,803	e	BNP Paribas	870,076	0.9
60,649	e	Bouygues S.A.	2,523,617	2.6
57,230		Compagnie de Saint-Gobain	3,229,042	3.3
34,082		Essilor International S.A.	3,611,872	3.7
59,123		Rexel S.A.	1,382,748	1.4
29,278		Vinci S.A.	2,188,788	2.3
		Other	619,865	0.6

			20,208,092	20.7

GERMANY
16,300		Bayer AG.	2,299,492	2.4
15,261		Henkel KGaA (Preference)	1,763,139	1.8
28,358		Lanxess AG.	1,912,719	2.0
12,924		Linde AG.	2,746,299	2.8

			8,721,649	9.0

GREECE
62,691	*	Hellenic Telecommunications Organization S.A.	925,926	0.9
613,147	*	National Bank of Greece S.A.	2,229,879	2.3
1,173,786	*	Piraeus Bank S.A.	2,599,723	2.7

			5,755,528	5.9

HONG KONG			9,470	0.0

INDIA
13,811		Eicher Motors Ltd	1,834,516	1.9
158,064		HDFC Bank Ltd	2,160,840	2.2
102,990		IndusInd Bank Ltd	979,572	1.0
100,026		Larsen & Toubro Ltd	2,832,530	2.9

			7,807,458	8.0

INDONESIA
976,500		PT Indofood Sukses Makmur Tbk	552,395	0.6

			552,395	0.6

ITALY			256,920	0.3

JAPAN
25,000		Daiwa House Industry Co Ltd	518,265	0.5
8,200		Don Quijote Co Ltd	457,489	0.5

64	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

International Equity Fund  ▪  June 30, 2014

Shares		Company		Value	% of net assets

JAPAN—continued
36,700		Hoya Corp		$1,220,194	1.2%
652,000	*	Mazda Motor Corp		3,059,783	3.1
76,325	*	Olympus Corp		2,626,063	2.7
10,550		Softbank Corp		786,217	0.8
93,950	e	Sony Corp		1,569,952	1.6
12,300		Toyota Motor Corp		736,433	0.8
		Other		2,315,100	2.4

				13,289,496	13.6

MEXICO
175,000		Qualitas Controladora SAB de C.V.		505,030	0.5
		Other		60,794	0.1

				565,824	0.6

NETHERLANDS
21,416		Heineken NV		1,537,220	1.6
167,756	*	ING Groep NV		2,354,034	2.4
		Other		238,983	0.2

				4,130,237	4.2

SINGAPORE
882,000	e	Genting International plc		941,687	1.0

				941,687	1.0

SWEDEN
151,343	e	SKF AB (B Shares)		3,858,890	3.9
174,819		Volvo AB (B Shares)		2,406,666	2.5

				6,265,556	6.4

SWITZERLAND
39,466		Adecco S.A.		3,247,812	3.3
2,752		Burckhardt Compression Holding AG.		1,481,812	1.5
47,276		Clariant AG.		924,475	1.0
21,125		Holcim Ltd		1,855,565	1.9
16,761		Swatch Group AG. (Registered)		1,859,478	1.9
		Other		272,111	0.3

				9,641,253	9.9

UNITED KINGDOM
404,074		British Sky Broadcasting plc		6,251,451	6.4
126,053		Filtrona plc		1,645,938	1.7
173,218		Group 4 Securicor plc		756,238	0.8
1,046,409		Man Group plc		1,883,243	1.9
258,007	*	Ocado Ltd		1,638,521	1.7
21,283		Reckitt Benckiser Group plc		1,855,775	1.9
29,406		Reed Elsevier plc		472,551	0.5
226,995		Tate & Lyle plc		2,655,829	2.7
		Other		715,112	0.8

				17,874,658	18.4

		TOTAL COMMON STOCKS	(Cost $90,492,993)	97,400,758	100.0

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	65

Summary portfolio of investments (unaudited)	concluded

International Equity Fund  ▪  June 30, 2014

Shares		Company		Value	% of net assets
RIGHTS / WARRANTS
GREECE				$120,471	0.1%

		TOTAL RIGHTS / WARRANTS	(Cost $74,328)	120,471	0.1

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,716,794	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		1,716,794	1.8

				1,716,794	1.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,716,794)	1,716,794	1.8

		TOTAL PORTFOLIO	(Cost $92,284,115)	99,238,023	101.9
		OTHER ASSETS & LIABILITIES, NET		(1,782,974)	(1.9)

		NET ASSETS		$97,455,049	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan including those in “Other,” is $1,623,506.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

66	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary of market values by sector (unaudited)

International Equity Fund  ▪  June 30, 2014

Sector	Value	% of net assets
INDUSTRIALS	$27,729,140	28.4%
CONSUMER DISCRETIONARY	23,168,881	23.8
FINANCIALS	15,277,751	15.7
MATERIALS	10,436,523	10.7
HEALTH CARE	9,096,893	9.3
CONSUMER STAPLES	8,407,799	8.6
TELECOMMUNICATION SERVICES	1,712,143	1.8
INFORMATION TECHNOLOGY	1,639,931	1.7
ENERGY	52,168	0.1
SHORT-TERM INVESTMENTS	1,716,794	1.8
OTHER ASSETS & LIABILITES, NET	(1,782,974)	(1.9)

NET ASSETS	$97,455,049	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	67

Summary portfolio of investments (unaudited)

Bond Fund  ▪  June 30, 2014

Principal	Issuer		Value	% of net assets

BANK LOAN OBLIGATIONS
CAPITAL GOODS			$74,731	0.0%

COMMERCIAL & PROFESSIONAL SERVICES			99,085	0.0

CONSUMER DURABLES & APPAREL			248,876	0.1

CONSUMER SERVICES			100,018	0.1

HEALTH CARE EQUIPMENT & SERVICES			124,866	0.1

MATERIALS			304,706	0.2

MEDIA			265,597	0.1

RETAILING			85,425	0.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			165,457	0.1

SOFTWARE & SERVICES			50,063	0.0

TELECOMMUNICATION SERVICES			196,507	0.1

UTILITIES			153,741	0.1

	TOTAL BANK LOAN OBLIGATIONS	(Cost $1,867,977)	1,869,072	0.9

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			476,653	0.2

BANKS			9,478,952	4.5

CAPITAL GOODS
$ 925,000	John Deere Capital Corp	1.950%, 03/04/19	925,415	0.5
	Other		1,623,013	0.8

			2,548,428	1.3

COMMERCIAL & PROFESSIONAL SERVICES			1,081,641	0.5

CONSUMER DURABLES & APPAREL			441,087	0.2

CONSUMER SERVICES			628,605	0.4

DIVERSIFIED FINANCIALS
1,325,000	American Express Credit Corp	1.300%, 07/29/16	1,336,021	0.7
1,275,000	American Express Credit Corp	2.125%, 07/27/18	1,295,474	0.6
1,000,000	Bank of America Corp	2.600%, 01/15/19	1,011,763	0.5
	Other		9,469,395	4.5

			13,112,653	6.3

ENERGY			7,174,244	3.4

FOOD & STAPLES RETAILING			498,129	0.2

FOOD, BEVERAGE & TOBACCO			1,960,719	0.9

HEALTH CARE EQUIPMENT & SERVICES			2,341,344	1.2

68	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2014

Principal		Issuer		Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS				$127,093	0.1%

INSURANCE				4,211,759	2.0

MATERIALS				4,314,958	2.0

MEDIA				4,123,300	2.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				2,387,209	1.1

REAL ESTATE				2,373,176	1.1

RETAILING				2,710,661	1.3

SOFTWARE & SERVICES
$1,170,000		Fidelity National Information Services, Inc	5.000%, 03/15/22	1,230,019	0.6
		Other		1,136,753	0.6

				2,366,772	1.2

TECHNOLOGY HARDWARE & EQUIPMENT				2,440,859	1.2

TELECOMMUNICATION SERVICES				7,103,233	3.4

TRANSPORTATION				1,765,133	0.8

UTILITIES				7,851,222	3.7

		TOTAL CORPORATE BONDS	(Cost $78,977,549)	81,517,830	39.0

GOVERNMENT BONDS
AGENCY SECURITIES				179,964	0.1

FOREIGN GOVERNMENT BONDS				5,483,082	2.5

MORTGAGE BACKED
1,783,618		FGLMC	4.000%–6.500%, 02/01/19–07/01/40	1,964,862	1.0
1,103,312		Federal National Mortgage Association (FNMA)	2.500%, 10/01/27	1,122,300	0.5
877,148		FNMA	3.000%, 03/01/28	912,562	0.4
1,691,717		FNMA	5.500%, 07/01/40	1,896,095	0.9
838,523		FNMA	6.000%, 10/01/40	946,164	0.4
1,249,811		FNMA	5.000%, 11/01/40	1,388,792	0.7
759,445		FNMA	4.000%, 12/01/40	807,847	0.4
1,084,703		FNMA	3.000%, 04/01/42	1,072,824	0.5
928,928		FNMA	4.000%, 05/01/42	991,320	0.5
1,819,860		FNMA	3.500%, 06/01/42	1,876,247	0.9
1,780,478		FNMA	3.000%, 12/01/42	1,765,331	0.8
1,997,820		FNMA	3.500%, 01/01/43	2,059,722	1.0
949,599		FNMA	3.500%, 07/01/43	979,022	0.5
2,700,407		FNMA	4.000%, 11/01/43	2,871,061	1.4
2,279,264		FNMA	4.500%, 03/01/44	2,478,281	1.2
7,967,384	h,i	FNMA	2.379%–7.500%, 01/01/15–06/01/44	8,308,384	4.0
900,501		Government National Mortgage Association (GNMA)	3.000%, 09/15/42	909,061	0.4

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	69

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2014

Principal	Issuer		Value	% of net assets

MORTGAGE BACKED—continued
$1,805,745	GNMA	3.500%, 11/15/42	$1,881,631	0.9%
941,142	GNMA	3.000%, 02/20/43	952,153	0.4
1,641,070	GNMA	4.500%, 06/20/44	1,795,085	0.9
2,906,993	GNMA	3.500%–6.000%, 07/15/33–12/20/41	3,158,318	1.5
	Other		1,143,691	0.5

			41,280,753	19.7

MUNICIPAL BONDS			2,067,099	1.0

U.S. TREASURY SECURITIES
1,000,000	United States Treasury Note	0.250%, 09/30/14	1,000,469	0.5
4,900,000	United States Treasury Note	0.250%, 02/28/15	4,905,170	2.3
2,115,000	United States Treasury Note	0.250%, 05/31/15	2,117,644	1.0
7,464,000	United States Treasury Note	0.375%, 11/15/15	7,480,913	3.6
8,092,500	United States Treasury Note	1.625%, 06/30/19	8,092,500	3.9
1,000,000	United States Treasury Note	2.375%, 12/31/20	1,021,562	0.5
1,325,000	United States Treasury Note	2.000%, 02/28/21	1,319,618	0.6
1,000,000	United States Treasury Note	2.250%, 03/31/21	1,010,781	0.5
2,784,000	United States Treasury Note	2.750%, 02/15/24	2,847,292	1.4
1,032,000	United States Treasury Note	2.500%, 05/15/24	1,030,549	0.5
2,204,000	United States Treasury Note	0.125%–0.875%, 12/31/14–01/31/18	2,199,760	1.0
	Other		1,484,215	0.7

			34,510,473	16.5

	TOTAL GOVERNMENT BONDS	(Cost $82,857,085)	83,521,371	39.8

STRUCTURED ASSETS
ASSET BACKED
1,000,000	AmeriCredit Automobile Receivables Trust	0.540%, 10/10/17	1,000,035	0.5
	Series 2014-2 (Class A2A)
1,500,000	AmeriCredit Automobile Receivables Trust	1.930%, 08/08/18	1,524,329	0.7
	Series 2012-4 (Class C)
1,449,375	Dominos Pizza Master Issuer LLC	5.216%, 01/25/42	1,557,530	0.7
	Series 2012-1A (Class A2)
1,500,000	Ford Credit Floorplan Master Owner Trust A	1.740%, 06/15/17	1,509,102	0.7
	Series 2013-3 (Class D)
1,000,000	GE Capital Credit Card Master Note Trust	7.820%, 11/15/17	1,026,763	0.5
	Series 2009-4 (Class C)
1,000,000	GE Capital Credit Card Master Note Trust	5.750%, 03/15/18	1,032,575	0.5
	Series 2010-1 (Class C)
2,000,000	Santander Drive Auto Receivables Trust 2014-3	0.540%, 08/15/17	2,000,022	1.0
	Series 2014-3 (Class A2A)
1,000,000	World Financial Network Credit Card Master Trust	2.150%, 04/17/23	994,329	0.5
	Series 2012-D (Class A)
	Other		7,810,072	3.7

			18,454,757	8.8

70	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Fund  ▪  June 30, 2014

Principal	Issuer		Value	% of net assets

OTHER MORTGAGE BACKED
$2,000,000	Banc of America Commercial Mortgage Trust 2006-2	5.954%, 05/10/45	$2,132,884	1.0%
	Series 2006-2 (Class AJ)
1,175,000	COBALT CMBS Commercial Mortgage Trust	5.771%, 05/15/46	1,295,332	0.6
	Series 2007-C3 (Class AM)
1,250,000	COBALT CMBS Commercial Mortgage Trust	5.771%, 05/15/46	1,285,106	0.6
	Series 2007-C3 (Class AJ)
1,000,000	LB-UBS Commercial Mortgage Trust	6.114%, 07/15/40	1,111,379	0.6
	Series 2007-C6 (Class AM)
1,000,000	Morgan Stanley Capital I Trust	5.389%, 11/12/41	1,039,279	0.5
	Series 2006-HQ10 (Class AJ)
1,250,000	Wachovia Bank Commercial Mortgage Trust	5.383%, 12/15/43	1,359,765	0.7
	Series 2007-C30 (Class AM)
980,000	Wachovia Bank Commercial Mortgage Trust	5.818%, 05/15/46	1,086,191	0.5
	Series 2007-C34 (Class AM)
1,200,000	Wachovia Bank Commercial Mortgage Trust	6.163%, 05/15/46	1,261,990	0.6
	Series 2007-C34 (Class AJ)
2,150,000	Wachovia Bank Commercial Mortgage Trust	5.591%, 04/15/47	2,355,035	1.1
	Series 2007-C31 (Class AM)
	Other		4,630,398	2.2

			17,557,359	8.4

	TOTAL STRUCTURED ASSETS	(Cost $35,660,016)	36,012,116	17.2

	TOTAL BONDS	(Cost $197,494,650)	201,051,317	96.0

Shares	Company
PREFERRED STOCKS
BANKS			238,883	0.1

	TOTAL PREFERRED STOCKS	(Cost $569,550)	238,883	0.1

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			749,960	0.4

			749,960	0.4

	TOTAL SHORT-TERM INVESTMENTS	(Cost $749,960)	749,960	0.4

	TOTAL PORTFOLIO	(Cost $200,682,137)	203,909,232	97.4
	OTHER ASSETS & LIABILITIES, NET		5,507,864	2.6

	NET ASSETS		$209,417,096	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

At 6/30/14, the aggregate value of securities exempted from registration under Rule 144(A) of the Securities Act of 1933 amounted to $29,496,383 or 14.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	71

Summary portfolio of investments (unaudited)

Money Market Fund  ▪  June 30, 2014

Principal		Issuer		Value	% net assets

SHORT-TERM INVESTMENTS
CERTIFICATE OF DEPOSIT
$ 1,000,000		Banco Del Estado de Chile	0.190%–0.210%, 08/25/14–09/22/14	$1,000,000	1.3%
1,000,000		Bank of Montreal	0.170%, 08/26/14–09/05/14	1,000,000	1.4
800,000		Toronto-Dominion Bank	0.110%, 08/12/14	800,000	1.2
870,000		Toronto-Dominion Bank	0.150%, 08/08/14–09/02/14	870,000	1.2

				3,670,000	5.1

COMMERCIAL PAPER
675,000	y	Australia & New Zealand Banking Group Ltd	0.165%, 09/15/14	674,765	0.9
1,300,000	y	Australia & New Zealand Banking Group Ltd	0.145%–0.167%, 07/11/14–09/16/14	1,299,775	1.8
600,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.160%, 08/19/14	599,869	0.8
800,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.110%–0.120%, 07/03/14–07/16/14	799,982	1.1
615,000	y	Coca-Cola Co	0.120%, 08/21/14	614,895	0.8
750,000	y	Coca-Cola Co	0.120%, 10/03/14	749,765	1.0
1,200,000	y	Commonwealth Bank of Australia	0.150%–0.160%, 07/07/14	1,199,969	1.7
900,000	y	DBS Bank Ltd	0.150%–0.180%, 07/25/14	899,898	1.2
550,000	y	DBS Bank Ltd	0.190%, 07/28/14	549,922	0.8
775,000	y	Fairway Finance LLC	0.140%–0.180%, 08/05/14–08/18/14	774,853	1.1
1,200,000		General Electric Capital Corp	0.070%, 07/23/14	1,199,949	1.6
750,000		General Electric Capital Corp	0.120%–0.150%, 08/15/14–09/26/14	749,834	1.0
1,000,000	y	International Business Machines Corp	0.095%, 08/01/14	999,918	1.4
700,000	y	International Business Machines Corp	0.100%, 09/04/14	699,874	1.0
827,000		JPMorgan Chase Bank NA	0.160%–0.210%, 07/18/14–10/20/14	826,767	1.1
555,000	y	Microsoft Corp	0.090%, 08/06/14	554,950	0.8
1,300,000	y	Microsoft Corp	0.090%–0.100%, 08/13/14	1,299,857	1.8
605,000	y	National Australia Funding Delaware, Inc	0.125%, 10/01/14	604,807	0.8
1,000,000	y	Nestle Capital Corp	0.095%–0.130%, 08/06/14–09/10/14	999,841	1.4
1,674,000	y	Old Line Funding LLC	0.170%, 08/06/14–10/08/14	1,673,391	2.3
845,000		PACCAR Financial Corp	0.100%, 08/11/14	844,904	1.2
1,310,000	y	Private Export Funding Corp	0.120%–0.150%, 07/14/14–09/09/14	1,309,811	1.8
1,000,000	y	Procter & Gamble Co	0.080%, 08/11/14	999,909	1.4
755,000	y	Procter & Gamble Co	0.100%–0.120%, 09/10/14–09/12/14	754,839	1.0
1,000,000		Province of Ontario Canada	0.100%, 07/21/14	999,944	1.4
870,000		Province of Ontario Canada	0.105%–0.110%, 07/14/14–07/31/14	869,943	1.2
800,000	y	Province of Quebec Canada	0.085%, 08/12/14	799,921	1.1
1,700,000	y	PSP Capital, Inc	0.135%–0.150%, 07/07/14–09/16/14	1,699,808	2.3
1,000,000		Toyota Motor Credit Corp	0.100%, 09/08/14	999,808	1.4
1,875,000	y	United Overseas Bank Ltd	0.140%–0.250%, 07/14/14–10/10/14	1,874,511	2.6
		Other		3,809,250	5.1

				32,735,529	44.9

GOVERNMENT AGENCY DEBT
1,400,000		Federal Home Loan Bank (FHLB)	0.045%–0.060%, 07/02/14	1,399,998	1.9
775,000		FHLB	0.050%, 07/07/14	774,994	1.1
1,217,000		FHLB	0.060%–0.065%, 07/09/14	1,216,984	1.7
529,000		FHLB	0.050%, 07/11/14	528,993	0.7
1,550,000		FHLB	0.050%–0.110%, 07/18/14	1,549,935	2.1

72	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Money Market Fund  ▪  June 30, 2014

Principal		Issuer		Value	% net assets

GOVERNMENT AGENCY DEBT—continued
$ 720,000		FHLB	0.050%, 07/25/14	$719,976	1.0%
1,430,000		FHLB	0.058%–0.080%, 08/20/14	1,429,859	2.0
1,175,000		FHLB	0.062%–0.070%, 08/22/14	1,174,883	1.7
600,000		FHLB	0.065%, 08/27/14	599,938	0.8
1,000,000		FHLB	0.076%, 09/24/14	999,821	1.4
635,000		FHLB	0.075%–0.080%, 09/19/14	634,892	0.9
2,882,000		FHLB	0.055%–0.110%, 07/16/14–09/12/14	2,881,755	4.0
1,205,000		Federal Home Loan Mortgage Corp (FHLMC)	0.055%–0.080%, 07/01/14	1,205,000	1.6
1,142,000		FHLMC	0.075%–0.085%, 09/12/14	1,141,812	1.6
625,000		Federal National Mortgage Association (FNMA)	0.050%, 07/28/14	624,977	0.9
650,000		FNMA	0.065%, 08/25/14	649,935	0.9
600,000		FNMA	0.055%, 07/29/14	599,974	0.8
665,000		FNMA	0.060%–0.090%, 09/03/14	664,919	0.9
2,773,000		FNMA	0.045%–0.100%, 07/09/14–10/01/14	2,772,773	3.8
		Other		380,946	0.4

				21,952,364	30.2

TREASURY DEBT
1,000,000		United States Treasury Bill	0.031%, 07/10/14	999,992	1.4
675,000		United States Treasury Bill	0.026%–0.077%, 07/24/14	674,982	0.9
600,000		United States Treasury Bill	0.025%, 08/14/14	599,982	0.8
900,000		United States Treasury Bill	0.089%–0.095%, 08/21/14	899,883	1.2
530,000		United States Treasury Bill	0.025%–0.091%, 09/18/14	529,941	0.7
1,000,000		United States Treasury Bill	0.021%, 09/25/14	999,950	1.4
550,000		United States Treasury Bill	0.035%, 10/09/14	549,946	0.8
1,565,000		United States Treasury Bill	0.025%–0.043%, 08/07/14–11/13/14	1,564,902	2.2
660,000		United States Treasury Note	0.625%, 07/15/14	660,127	0.9
500,000		United States Treasury Note	0.250%, 09/30/14	500,236	0.7
500,000		United States Treasury Note	0.500%, 10/15/14	500,643	0.7
540,000		United States Treasury Note	0.250%, 01/15/15	540,328	0.7
550,000		United States Treasury Note	0.375%, 06/15/15	551,320	0.8
2,344,000		United States Treasury Note	0.125%–0.500%, 07/31/14–04/30/15	2,344,859	3.2

				11,917,091	16.4

VARIABLE RATE SECURITIES
1,900,000	i	FFCB	0.140%–0.180%, 07/01/14	1,899,637	2.6
500,000	i	Federal Home Loan Bank (FHLB)	0.220%, 07/01/14	500,199	0.7
		Other		1,000,139	1.4

				3,399,975	4.7

		TOTAL SHORT-TERM INVESTMENTS	(Cost $73,674,959)	73,674,959	101.3

		TOTAL PORTFOLIO	(Cost $73,674,959)	73,674,959	101.3
		OTHER ASSETS & LIABILITIES, NET		(946,162)	(1.3)

		NET ASSETS		$72,728,797	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	73

Summary portfolio of investments (unaudited)	concluded

Money Market Fund  ▪  June 30, 2014

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed to be liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2014, the aggregate value of these securities including those in “Other,” was $23,944,738 or 32.9% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

74	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Portfolio of investments (unaudited)

Balanced Fund  ▪  June 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF LIFE FUNDS - 99.6% (a)
FIXED INCOME - 49.2%
352,416	TIAA-CREF Life Bond Fund		$9,148,716	49.2%

TOTAL FIXED INCOME			9,148,716	49.2

INTERNATIONAL EQUITY - 9.9%
88,933	TIAA-CREF Life International Equity Fund		1,843,575	9.9

TOTAL INTERNATIONAL EQUITY			1,843,575	9.9

U.S. EQUITY - 40.5%
62,754	TIAA-CREF Life Growth Equity Fund		1,708,160	9.2
47,740	TIAA-CREF Life Growth & Income Fund		1,884,769	10.2
42,881	TIAA-CREF Life Large-Cap Value Fund		1,664,629	9.0
11,082	TIAA-CREF Life Real Estate Securities Fund		375,887	2.0
9,986	TIAA-CREF Life Small-Cap Equity Fund		377,657	2.0
34,093	TIAA-CREF Life Stock Index Fund		1,502,475	8.1

TOTAL U.S. EQUITY			7,513,577	40.5

	TOTAL TIAA-CREF LIFE FUNDS	(Cost $17,739,409)	18,505,868	99.6

	TOTAL PORTFOLIO	(Cost $17,739,409)	18,505,868	99.6
	OTHER ASSETS & LIABILITIES, NET		80,553	0.4

	NET ASSETS		$18,586,421	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	75

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2014

Growth Equity Fund

ASSETS
Portfolio investments, at value*†	$63,585,825
Cash	194,305
Cash—foreign‡	6,961
Receivable from securities transactions	693,178
Receivable from Fund shares sold	942
Dividends and interest receivable	13,320
Due from affiliates	835
Other	3,818

Total assets	64,499,184

LIABILITIES
Management fees payable	4,656
Due to affiliates	572
Payable for collateral for securities loaned	526,709
Payable for securities transactions	814,283
Payable for Fund shares redeemed	82,337
Written options^	1,041
Accrued expenses and other payables	28,766

Total liabilities	1,458,364

NET ASSETS	$63,040,820

NET ASSETS CONSIST OF:
Paid-in-capital	$45,352,011
Undistributed net investment income (loss)	150,215
Accumulated net realized gain (loss) on total investments	4,235,429
Net unrealized appreciation (depreciation) on total investments	13,303,165

NET ASSETS	$63,040,820

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,315,932

Net asset value per share	$27.22

* Includes securities loaned of	$518,118
† Portfolio investments, cost	$50,283,317
‡ Foreign cash, cost	$6,899
^ Written options premiums	$1,639

76	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund

$143,571,290	$112,725,786	$111,550,537	$57,195,021
958,080	113,800	1,305,774	85,293
—	—	—	—
819,820	1,455,343	308,529	853,601
85,569	1,082	52,852	7,732
118,708	180,006	378,911	58,813
827	724	312	396
5,927	5,091	5,567	4,223

145,560,221	114,481,832	113,602,482	58,205,079

10,356	8,025	9,327	3,980
1,155	964	983	518
4,027,268	4,536,739	—	4,255,302
926,656	1,585,579	91,798	891,745
178,211	32,007	26,857	19,705
3,318	1,005	—	—
34,719	31,866	34,785	27,235

5,181,683	6,196,185	163,750	5,198,485

$140,378,538	$108,285,647	$113,438,732	$53,006,594

$99,301,204	$85,111,401	$93,751,990	$38,914,216
677,603	1,104,944	1,419,500	212,706
7,046,283	5,099,642	163,538	5,721,889
33,353,448	16,969,660	18,103,704	8,157,783

$140,378,538	$108,285,647	$113,438,732	$53,006,594

3,556,119	2,789,661	3,344,225	1,401,704

$39.48	$38.82	$33.92	$37.82

$3,939,526	$4,421,528	$—	$4,159,034
$110,218,041	$95,756,606	$93,446,833	$49,037,238
$—	$–	$—	$—
$3,065	$992	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	77

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2014

Social Choice Equity Fund

ASSETS
Portfolio investments, at value*†	$69,146,293
Affiliated Investments, at value¥	—
Cash	595,481
Cash—foreign‡	—
Receivable from securities transactions	—
Receivable for delayed delivery securities	—
Receivable from Fund shares sold	1,640
Dividends and interest receivable	67,156
Due from affiliates	486
Other	3,762

Total assets	69,814,818

LIABILITIES
Management fees payable	1,715
Due to affiliates	607
Payable for collateral for securities loaned	—
Payable for securities transactions	—
Payable for delayed delivery securities	—
Payable for Fund shares redeemed	78,152
Accrued expenses and other payables	24,717

Total liabilities	105,191

NET ASSETS	$69,709,627

NET ASSETS CONSIST OF:
Paid-in-capital	$45,503,149
Undistributed net investment income (loss)	761,959
Accumulated net realized gain (loss) on total investments	1,582,281
Net unrealized appreciation (depreciation) on total investments	21,862,238

NET ASSETS	$69,709,627

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,789,025

Net asset value per share	$38.97

* Includes securities loaned of	$—
† Portfolio investments, cost	$47,284,055
¥ Affiliated investments, cost	$—
‡ Foreign cash, cost	$—

78	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Stock Index Fund	International Equity Fund	Bond Fund	Money Market Fund	Balanced Fund

$304,199,953	$99,238,023	$203,909,232	$73,674,959	$—
—	—	—	—	18,505,868
61,955	299,153	4,808,618	597	23,992
—	39,615	—	—	—
7,269,371	277,577	1,616,053	—	—
—	—	3,368,718	—	—
110,757	11,464	59,275	135,507	65,303
337,746	249,553	1,195,291	6,232	—
1,227	1,186	1,575	1,450	1,342
11,217	6,197	7,587	2,912	48

311,992,226	100,122,768	214,966,349	73,821,657	18,596,553

2,939	8,043	10,308	1,187	304
2,650	955	1,836	660	83
7,782,716	1,716,794	—	—	—
7,412,884	539,531	860,610	—	8,250
—	—	4,618,892	—	—
357,782	52,649	1,642	1,063,830	—
54,851	349,747	55,965	27,183	1,495

15,613,822	2,667,719	5,549,253	1,092,860	10,132

$296,378,404	$97,455,049	$209,417,096	$72,728,797	$18,586,421

$179,157,430	$116,607,724	$202,613,016	$72,729,798	$17,817,888
3,090,688	2,423,771	2,355,449	(1,130)	(5,670)
(6,215,678)	(28,227,634)	1,221,557	129	7,744
120,345,964	6,651,188	3,227,074	—	766,459

$296,378,404	$97,455,049	$209,417,096	$72,728,797	$18,586,421

6,725,084	4,700,213	8,067,969	72,726,514	1,762,050

$44.07	$20.73	$25.96	$1.00	$10.55

$7,604,628	$1,623,506	$—	$—	$—
$183,853,990	$92,284,115	$200,682,137	$73,674,959	$—
$—	$—	$—	$—	$17,739,409
$—	$39,633	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	79

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period ended June 30, 2014

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$277,937
Interest	23
Income from securities lending	1,869

Total income	279,829

EXPENSES
Management fees	136,769
Shareholder servicing	1,591
Professional fees	20,222
Custody and accounting fees	13,667
Shareholder reports	5,098
Administrative service fees	1,737
Trustee fees and expenses	381
Other expenses	3,183

Total expenses	182,648
Less: Expenses reimbursed by the investment adviser	(24,442)

Net expenses	158,206

Net Investment income (loss)	121,623

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	3,781,836
Futures transactions	—
Purchased options	(1,052)
Written options	2,533
Foreign currency transactions	1,643

Net realized gain (loss) on total investments	3,784,960

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(1,927,648)
Purchased options	(330)
Written options	598
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	37

Net change in unrealized appreciation (depreciation) on total investments	(1,927,343)

Net realized and unrealized gain (loss) on total investments	1,857,617

Net increase (decrease) in net assets from operations	$1,979,240

* Net of foreign withholding taxes of	$12,277

80	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund

$979,947	$1,336,266	$1,413,857	$301,825
32	41	53	6
16,848	22,376	—	22,819

996,827	1,358,683	1,413,910	324,650

297,878	233,859	261,112	122,509
1,855	1,601	1,636	1,368
23,106	21,378	22,536	18,412
26,874	21,792	8,771	12,110
9,485	8,601	7,851	3,146
3,755	3,373	2,790	1,544
749	573	558	235
5,116	4,754	3,534	5,239

368,818	295,931	308,788	164,563
(24,446)	(25,069)	(11,023)	(23,778)

344,372	270,862	297,765	140,785

652,455	1,087,821	1,116,145	183,865

5,610,460	4,451,042	3,456,346	3,857,204
—	—	—	57,539
(6,809)	2,001	—	—
64,230	(501)	8,253	—
932	360	124	—

5,668,813	4,452,902	3,464,723	3,914,743

2,500,953	669,219	10,494,109	(1,998,860)
(1,206)	(45)	—	—
(253)	(13)	—	—
(7)	275	—	—

2,499,487	669,436	10,494,109	(1,998,860)

8,168,300	5,122,338	13,958,832	1,915,883

$8,820,755	$6,210,159	$15,074,977	$2,099,748

$16,452	$15,707	$218	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	81

Statements of operations (unaudited)

TIAA-CREF Life Fund  ▪  For the period ended June 30, 2014

Social Choice Equity Fund

INVESTMENT INCOME
Dividends*	$615,699
Dividends from affiliated investments	—
Interest	18
Income from securities lending	—

Total income	615,717

EXPENSES
Management fees	49,014
Shareholder servicing	1,778
Professional fees	17,248
Custody and accounting fees	7,104
Shareholder reports	6,367
Administrative service fees	2,113
Trustee fees and expenses	345
Other expenses	3,943

Total expenses	87,912
Less: Expenses reimbursed by the investment adviser	(15,999)
Fee waiver by investment adviser	—

Net expenses	71,913

Net Investment income (loss)	543,804

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments
Affiliated investments	—
Unaffiliated investments	1,793,260
Futures transactions	—
Purchased options	—
Foreign currency transactions	—

Net realized gain (loss) on/from total investments	1,793,260

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	2,258,416
Affiliated investments	—
Futures transactions	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—

Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	2,258,416

Net realized and unrealized gain (loss) on total investments	4,051,676

Net increase (decrease) in net assets from operations	$4,595,480

* Net of foreign withholding taxes of	$5
** Includes net change in unrealized foreign capital gains taxes of	$—
§ For the period January 31, 2014 to June 30, 2014.

82	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Stock Index Fund	International Equity Fund	Bond Fund	Money Market Fund	Balanced Fund§

$2,736,327	$1,486,083	$—	$—	$—
—	—	—	—	11
15	—	2,708,226	41,698	—
49,527	42,935	—	—	—

2,785,869	1,529,018	2,708,226	41,698	11

86,367	248,209	297,335	36,542	5,658
1,676	1,591	1,701	1,158	1,519
32,174	24,788	32,543	17,759	12,787
13,097	35,939	37,247	16,633	4,895
16,681	5,965	16,247	5,301	13,427
8,071	3,275	6,375	2,372	283
1,569	464	1,024	366	65
6,358	3,658	3,920	2,460	639

165,993	323,889	396,392	82,591	39,273
(36,415)	(25,962)	(49,474)	(27,751)	(33,592)
—	—	—	(13,142)	—

129,578	297,927	346,918	41,698	5,681

2,656,291	1,231,091	2,361,308	—	(5,670)

—	—	—	—	4,064
(1,951,645)	6,763,433	1,273,175	129	3,680
161,624	—	—	—	—
—	—	—	—	—
7	(11,713)	(351)	—	—

(1,790,014)	6,751,720	1,272,824	129	7,744

19,027,243	(5,068,807)	4,157,795	—	—
—	—	—	—	766,459
(39,752)	—	—	—	—
1	472	(21)	—	—

18,987,492	(5,068,335)	4,157,774	—	766,459

17,197,478	1,683,385	5,430,598	129	774,203

$19,853,769	$2,914,476	$7,791,906	$129	$768,533

$1,159	$163,793	$—	$—	$—
$—	$(257,112)	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	83

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Growth Equity Fund
	June 30, 2014	December 31, 2013

	(unaudited)

OPERATIONS
Net investment income (loss)	$121,623	$151,113
Net realized gain (loss) on total investments	3,784,960	6,636,578
Net change in unrealized appreciation (depreciation) on total investments	(1,927,343)	10,691,986

Net increase (decrease) in net assets from operations	1,979,240	17,479,677

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(146,110)
From realized gains	—	—

Total distributions	—	(146,110)

SHAREHOLDER TRANSACTIONS:
Subscriptions	4,710,684	12,704,978
Reinvestments of distributions	—	146,110
Redemptions	(5,451,598)	(11,092,599)

Net increase (decrease) from shareholder transactions	(740,914)	1,758,489

Net increase (decrease) in net assets	1,238,326	19,092,056

NET ASSETS
Beginning of period	61,802,494	42,710,438

End of period	$63,040,820	$61,802,494

Undistributed net investment income (loss) included in net assets	$150,215	$28,592

CHANGE IN FUND SHARES:
Shares sold	181,283	581,401
Shares reinvested	—	5,624
Shares redeemed	(209,027)	(504,339)

Net increase (decrease) from shareholder transactions	(27,744)	82,686

84	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		Large-Cap Value Fund
June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013

(unaudited)		(unaudited)

$652,455	$1,277,295	$1,087,821	$1,384,025
5,668,813	12,640,303	4,452,902	11,138,395
2,499,487	18,963,566	669,436	13,331,582

8,820,755	32,881,164	6,210,159	25,854,002

—	(1,261,991)	—	(1,826,448)
—	(10,840,812)	—	(5,541,114)

—	(12,102,803)	—	(7,367,562)

7,479,860	18,964,713	5,128,553	17,381,922
—	12,102,803	—	7,367,562
(7,519,262)	(12,657,368)	(7,921,946)	(10,057,671)

(39,402)	18,410,148	(2,793,393)	14,691,813

8,781,353	39,188,509	3,416,766	33,178,253

131,597,185	92,408,676	104,868,881	71,690,628

$140,378,538	$131,597,185	$108,285,647	$104,868,881

$677,603	$25,149	$1,104,944	$17,123

201,266	535,343	140,696	507,173
—	332,769	—	204,996
(200,160)	(356,162)	(213,468)	(289,165)

1,106	511,950	(72,772)	423,004

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	85

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Real Estate Securities Fund
	June 30, 2014	December 31, 2013

	(unaudited)

OPERATIONS
Net investment income (loss)	$1,116,145	$1,742,613
Net realized gain (loss) on total investments	3,464,723	5,960,795
Net change in unrealized appreciation (depreciation) on total investments	10,494,109	(6,043,030)

Net increase (decrease) in net assets from operations	15,074,977	1,660,378

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(1,755,633)
From realized gains	—	—

Total distributions	—	(1,755,633)

SHAREHOLDER TRANSACTIONS:
Subscriptions	7,457,726	11,354,641
Reinvestments of distributions	—	1,755,633
Redemptions	(5,296,228)	(13,233,580)

Net increase (decrease) from shareholder transactions	2,161,498	(123,306)

Net increase (decrease) in net assets	17,236,475	(218,561)

NET ASSETS
Beginning of period	96,202,257	96,420,818

End of period	$113,438,732	$96,202,257

Undistributed net investment income (loss) included in net assets	$1,419,500	$303,355

CHANGE IN FUND SHARES:
Shares sold	233,379	368,888
Shares reinvested	—	59,960
Shares redeemed	(165,661)	(437,064)

Net increase (decrease) from shareholder transactions	67,718	(8,216)

86	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Social Choice Equity Fund
June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013

(unaudited)		(unaudited)

$183,865	$315,112	$543,804	$930,464
3,914,743	9,611,248	1,793,260	883,035
(1,998,860)	5,436,575	2,258,416	14,033,026

2,099,748	15,362,935	4,595,480	15,846,525

—	(300,228)	—	(925,671)
—	(7,659,492)	—	—

—	(7,959,720)	—	(925,671)

4,115,784	10,804,358	2,571,815	9,555,816
—	7,959,720	—	925,671
(4,645,575)	(34,811,928)	(2,388,592)	(4,163,827)

(529,791)	(16,047,850)	183,223	6,317,660

1,569,957	(8,644,635)	4,778,703	21,238,514

51,436,637	60,081,272	64,930,924	43,692,410

$53,006,594	$51,436,637	$69,709,627	$64,930,924

$212,706	$28,841	$761,959	$218,156

113,382	289,282	69,519	299,024
—	222,463	—	25,871
(127,843)	(1,041,968)	(64,563)	(127,711)

(14,461)	(530,223)	4,956	197,184

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	87

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Stock Index Fund
	June 30, 2014	December 31, 2013

	(unaudited)

OPERATIONS
Net investment income (loss)	$2,656,291	$4,644,609
Net realized gain (loss) on total investments	(1,790,014)	(1,555,922)
Net change in unrealized appreciation (depreciation) on total investments	18,987,492	66,637,476

Net increase (decrease) in net assets from operations	19,853,769	69,726,163

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(4,754,611)
From realized gains	—	(426,093)

Total distributions	—	(5,180,704)

SHAREHOLDER TRANSACTIONS:
Subscriptions	16,788,500	29,996,781
Reinvestments of distributions	—	5,180,704
Redemptions	(23,380,388)	(23,696,144)

Net increase (decrease) from shareholder transactions	(6,591,888)	11,481,341

Net increase (decrease) in net assets	13,261,881	76,026,800

NET ASSETS
Beginning of period	283,116,523	207,089,723

End of period	$296,378,404	$283,116,523

Undistributed net investment income (loss) included in net assets	$3,090,688	$434,397

CHANGE IN FUND SHARES:
Shares sold	403,996	815,818
Shares reinvested	—	127,824
Shares redeemed	(546,880)	(653,330)

Net increase (decrease) from shareholder transactions	(142,884)	290,312

88	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

International Equity Fund		Bond Fund
June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013

(unaudited)		(unaudited)

$1,231,091	$1,526,807	$2,361,308	$4,584,079
6,751,720	12,505,943	1,272,824	757,179

(5,068,335)	4,793,763	4,157,774	(8,267,305)

2,914,476	18,826,513	7,791,906	(2,926,047)

—	(2,126,383)	—	(4,584,976)
—	—	—	(1,216,376)

—	(2,126,383)	—	(5,801,352)

5,560,033	11,682,643	17,215,402	21,619,485
—	2,126,383	—	5,801,352
(9,125,301)	(9,424,619)	(4,998,812)	(13,847,856)

(3,565,268)	4,384,407	12,216,590	13,572,981

(650,792)	21,084,537	20,008,496	4,845,582

98,105,841	77,021,304	189,408,600	184,563,018

$97,455,049	$98,105,841	$209,417,096	$189,408,600

$2,423,771	$1,192,680	$2,355,449	$(5,859)

274,727	641,863	675,446	836,639
—	108,600	—	231,868
(442,861)	(521,661)	(196,480)	(537,143)

(168,134)	228,802	478,966	531,364

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	89

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Money Market Fund
	June 30, 2014	December 31, 2013

	(unaudited)

OPERATIONS
Net investment income (loss)	$—	$3,395
Net realized gain (loss) on/from total investments	129	476
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	—	—

Net increase (decrease) in net assets from operations	129	3,871

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(3,395)
From realized gains	—	—

Total distributions	—	(3,395)

SHAREHOLDER TRANSACTIONS:
Subscriptions	48,994,821	124,270,750
Reinvestments of distributions	—	3,395
Redemptions	(49,672,398)	(113,466,820)

Net increase (decrease) from shareholder transactions	(677,577)	10,807,325

Net increase (decrease) in net assets	(677,448)	10,807,801

NET ASSETS
Beginning of period	73,406,245	62,598,444

End of period	$72,728,797	$73,406,245

Undistributed net investment income (loss) included in net assets	$(1,130)	$(1,130)

CHANGE IN FUND SHARES:
Shares sold	48,994,821	124,270,750
Shares reinvested	—	3,395
Shares redeemed	(49,672,398)	(113,466,820)

Net increase (decrease) from shareholder transactions	(677,577)	10,807,325

*	For the period January 31, 2014 to June 30, 2014.

90	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Balanced Fund*
June 30, 2014

(unaudited)

$(5,670)
7,744

766,459

768,533

—
—

—

17,949,549
—
(131,661)

17,817,888

18,586,421

—

$18,586,421

$(5,670)

1,774,731
—
(12,681)

1,762,050

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	91

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations			Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains

GROWTH EQUITY FUND
6/30/14	#	$26.37	$0.05	$0.80	$0.85	$—	$—
12/31/13		18.89	0.07	7.47	7.54	(0.06)	—
12/31/12		16.26	0.12	2.64	2.76	(0.13)	—
12/31/11		16.01	0.05	0.25	0.30	(0.05)	—
12/31/10		14.18	0.07	1.83	1.90	(0.07)	—
12/31/09		10.55	0.11	3.63	3.74	(0.11)	—

GROWTH & INCOME FUND
6/30/14	#	37.02	0.18	2.28	2.46	—	—
12/31/13		30.37	0.40	9.98	10.38	(0.39)	(3.34)
12/31/12		26.54	0.42	3.94	4.36	(0.53)	—
12/31/11		26.07	0.29	0.47	0.76	(0.29)	—
12/31/10		23.27	0.30	2.82	3.12	(0.32)	—
12/31/09		18.50	0.36	4.77	5.13	(0.36)	—

LARGE-CAP VALUE FUND
6/30/14	#	36.64	0.38	1.80	2.18	—	—
12/31/13		29.39	0.54	9.49	10.03	(0.69)	(2.09)
12/31/12		24.92	0.55	4.47	5.02	(0.55)	—
12/31/11		26.95	0.41	(2.03)	(1.62)	(0.41)	—
12/31/10		23.11	0.37	3.87	4.24	(0.40)	—
12/31/09		17.87	0.42	5.20	5.62	(0.38)	—

REAL ESTATE SECURITIES FUND
6/30/14	#	29.36	0.34	4.22	4.56	—	—
12/31/13		29.35	0.53	(0.02)	0.55	(0.54)	—
12/31/12		24.94	0.45	4.48	4.93	(0.52)	—
12/31/11		23.67	0.38	1.20	1.58	(0.31)	—
12/31/10		18.43	0.35	5.37	5.72	(0.48)	—
12/31/09		15.24	0.49	3.32	3.81	(0.62)	—

SMALL-CAP EQUITY FUND
6/30/14	#	36.32	0.13	1.37	1.50	—	—
12/31/13		30.87	0.27	11.93	12.20	(0.25)	(6.50)
12/31/12		27.38	0.32	3.52	3.84	(0.35)	—
12/31/11		28.76	0.14	(1.36)	(1.22)	(0.16)	—
12/31/10		22.70	0.19	6.06	6.25	(0.19)	—
12/31/09		17.99	0.25	4.74	4.99	(0.28)	—

92	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

				Ratios and supplemental data
					Ratios to average net assets

Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$—	$27.22	3.22%[b]		$63,041	0.60%[c]		0.52%[c]		0.40%[c]		53%[b]
(0.06)	26.37	39.94		61,802	0.66		0.52		0.29		105
(0.13)	18.89	16.99		42,710	0.74		0.52		0.69		155
(0.05)	16.26	1.85		40,950	0.76		0.52		0.29		136
(0.07)	16.01	13.42		37,552	0.63		0.43		0.48		208
(0.11)	14.18	35.47		36,230	0.26		0.26		0.98		257

—	39.48	6.65	[b]	140,379	0.56	[c]	0.52	[c]	0.99	[c]	50	[b]
(3.73)	37.02	34.38		131,597	0.61		0.52		1.15		141
(0.53)	30.37	16.43		92,409	0.69		0.52		1.41		115
(0.29)	26.54	2.96		76,240	0.70		0.52		1.09		109
(0.32)	26.07	13.41		72,029	0.56		0.42		1.26		138
(0.36)	23.27	27.76		65,719	0.23		0.23		1.77		141

—	38.82	5.95	[b]	108,286	0.57	[c]	0.52	[c]	2.09	[c]	31	[b]
(2.78)	36.64	34.31		104,869	0.60		0.52		1.54		58
(0.55)	29.39	20.14		71,691	0.70		0.52		1.99		77
(0.41)	24.92	(5.95)		60,441	0.71		0.52		1.56		80
(0.40)	26.95	18.36		64,277	0.59		0.43		1.52		102
(0.38)	23.11	31.45		54,447	0.25		0.25		2.12		149

—	33.92	15.53	[b]	113,439	0.59	[c]	0.57	[c]	2.14	[c]	31	[b]
(0.54)	29.36	1.89		96,202	0.63		0.57		1.72		58
(0.52)	29.35	19.79		96,421	0.71		0.57		1.59		65
(0.31)	24.94	6.73		79,535	0.71		0.57		1.53		58
(0.48)	23.67	31.16		73,759	0.60		0.48		1.63		66
(0.62)	18.43	25.11		53,565	0.25		0.25		3.37		65

—	37.82	4.13	[b]	53,007	0.64	[c]	0.54	[c]	0.71	[c]	48	[b]
(6.75)	36.32	39.87		51,437	0.73		0.55		0.72		87
(0.35)	30.87	14.02		60,081	0.75		0.55		1.08		118
(0.16)	27.38	(4.23)		55,391	0.76		0.55		0.48		100
(0.19)	28.76	27.55		60,435	0.58		0.41		0.75		98
(0.28)	22.70	27.75		42,921	0.11		0.11		1.33		107

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	93

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations						Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]		Net realized & unrealized gain (loss) on total investments		Total gain (loss) from investment operations		Net investment income	Net realized gains
SOCIAL CHOICE EQUITY FUND
6/30/14	#	$36.39	$0.30		$2.28		$2.58		$—	$—
12/31/13		27.53	0.55		8.84		9.39		(0.53)	—
12/31/12		24.61	0.58		2.87		3.45		(0.53)	—
12/31/11		25.07	0.43		(0.45)		(0.02)		(0.44)	—
12/31/10		21.99	0.43		3.09		3.52		(0.44)	—
12/31/09		16.91	0.40		5.09		5.49		(0.41)	—
STOCK INDEX FUND
6/30/14	#	41.22	0.38		2.47		2.85		—	—
12/31/13		31.48	0.70		9.81		10.51		(0.71)	(0.06)
12/31/12		27.81	0.68		3.87		4.55		(0.68)	(0.20)
12/31/11		28.09	0.53		(0.28)		0.25		(0.53)	—
12/31/10		24.46	0.47		3.63		4.10		(0.47)	—
12/31/09		19.39	0.44		5.05		5.49		(0.42)	—
INTERNATIONAL EQUITY FUND
6/30/14	#	20.15	0.25		0.33		0.58		—	—
12/31/13		16.60	0.33		3.67		4.00		(0.45)	—
12/31/12		12.85	0.32		3.70		4.02		(0.27)	—
12/31/11		17.24	0.28		(4.41)		(4.13)		(0.26)	—
12/31/10		14.58	0.19		2.67		2.86		(0.20)	—
12/31/09		11.43	0.22		3.40		3.62		(0.47)	—
BOND FUND
6/30/14	#	24.96	0.30		0.70		1.00		—	—
12/31/13		26.15	0.64		(1.04)		(0.40)		(0.62)	(0.17)
12/31/12		25.60	0.77		1.00		1.77		(0.74)	(0.48)
12/31/11		24.88	0.87		0.70		1.57		(0.85)	—
12/31/10		24.13	0.93		0.73		1.66		(0.91)	—
12/31/09		23.38	1.06		0.68		1.74		(0.99)	—
MONEY MARKET FUND
6/30/14	#	1.00	—		0.00	[d]	0.00	[d]	—	—
12/31/13		1.00	0.00	[d]	—		0.00	[d]	(0.00)[d]	—
12/31/12		1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	—
12/31/11		1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	—
12/31/10		1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	—
12/31/09		1.00	0.01		0.00	[d]	0.01		(0.01)	—
BALANCED FUND
6/30/14‡	#	10.00	(0.00)[d]		0.55		0.55		—	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
#	Unaudited.
‡	The Fund commenced operations on January 31, 2014.

94	2014 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

				Ratios and supplemental data
					Ratios to average net assets

Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ —	$38.97	7.09%[b]		$69,710	0.27%[c]		0.22%[c]		1.66%[c]		8%[b]
(0.53)	36.39	34.13		64,931	0.33		0.22		1.68		11
(0.53)	27.53	14.01		43,692	0.43		0.22		2.16		16
(0.44)	24.61	(0.05)		37,295	0.49		0.22		1.71		18
(0.44)	25.07	16.01		35,344	0.42		0.17		1.87		18
(0.41)	21.99	32.51		30,929	0.08		0.08		2.20		15

—	44.07	6.91	[b]	296,378	0.12	[c]	0.09	[c]	1.85	[c]	6	[b]
(0.77)	41.22	33.43		283,117	0.16		0.09		1.90		5
(0.88)	31.48	16.35		207,090	0.25		0.09		2.22		6
(0.53)	27.81	0.95		180,256	0.26		0.09		1.85		6
(0.47)	28.09	16.79		177,274	0.21		0.08		1.86		7
(0.42)	24.46	28.36		152,314	0.06		0.06		2.11		7

—	20.73	2.88[b]		97,455	0.65	[c]	0.60	[c]	2.48	[c]	54	[b]
(0.45)	20.15	24.15		98,106	0.74		0.60		1.79		133
(0.27)	16.60	31.27		77,021	0.80		0.60		2.21		111
(0.26)	12.85	(23.88)		81,275	0.81		0.60		1.77		108
(0.20)	17.24	19.63		111,732	0.65		0.50		1.30		117
(0.47)	14.58	31.74		94,015	0.30		0.30		1.78		116

—	25.96	4.01[b]		209,417	0.40	[c]	0.35	[c]	2.38	[c]	108	[b]
(0.79)	24.96	(1.54)		189,409	0.44		0.35		2.46		133
(1.22)	26.15	6.91		184,563	0.53		0.35		2.92		174
(0.85)	25.60	6.31		158,136	0.53		0.35		3.41		92
(0.91)	24.88	6.91		137,000	0.41		0.27		3.66		67
(0.99)	24.13	7.40		115,865	0.10		0.10		4.41		147

—	1.00	0.00	[b]	72,729	0.23	[c]	0.11	[c]	0.00	[c]	—
(0.00)[d]	1.00	0.01		73,406	0.27		0.13		0.00		—
(0.00)[d]	1.00	0.02		62,598	0.39		0.15		0.02		—
(0.00)[d]	1.00	0.03		59,822	0.39		0.15		0.03		—
(0.00)[d]	1.00	0.12		61,766	0.27		0.12		0.12		—
(0.01)	1.00	0.54		74,102	0.09		0.09		0.58		—

—	10.55	5.50[b]		18,586	0.69	[c]	0.10	[c]	(0.10)[c]		21	[b]

See notes to financial statements	TIAA-CREF Life Funds ▪ 2014 Semiannual Report	95

Notes to financial statements (unaudited)

TIAA-CREF Life Funds

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”). The Balanced Fund commenced operations on January 31, 2014.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

96	2014 Semiannual Report ▪ TIAA-CREF Life Funds

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies

TIAA-CREF Life Funds ▪ 2014 Semiannual Report	97

Notes to financial statements (unaudited)

the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds adopted the Update for this semiannual report. The adoption of the Update did not have a material impact on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

98	2014 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2014, there were no material transfers between levels by the Funds.

As of June 30, 2014, 100% of the value of investments in Small-Cap Equity, Social Choice Equity and Balanced Funds was valued based on Level 1 inputs.

As of June 30, 2014, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

TIAA-CREF Life Funds ▪ 2014 Semiannual Report	99

Notes to financial statements (unaudited)

The following table summarizes the market value of the Funds’ investments as of June 30, 2014, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Growth Equity
Equity investments:
Consumer discretionary	$10,324,202	$1,241,061	$—	$11,565,263
Health care	9,958,836	891,770	—	10,850,606
Telecommunication services	395,141	1,006,060	—	1,401,201
All other equity investments*	39,240,829	—	—	39,240,829
Short-term investments	526,709	—	—	526,709
Purchased options**	1,217	—	—	1,217
Written options**	(1,041)	—	—	(1,041)

Total	$60,445,893	$3,138,891	$—	$63,584,784
Growth & Income
Equity investments:
Consumer discretionary	$21,205,457	$883,512	$—	$22,088,969
Consumer staples	9,172,901	2,316,787	—	11,489,688
Energy	12,316,745	479,580	—	12,796,325
Financials	17,301,813	783,211	—	18,085,024
Health care	20,429,601	1,818,859	—	22,248,460
Industrials	15,347,242	280,247	—	15,627,489
Materials	4,299,295	506,860	—	4,806,155
All other equity investments*	32,399,992	—	—	32,399,992
Short-term investments	4,027,268	—	—	4,027,268
Purchased options**	1,920	—	—	1,920
Written options**	(3,318)	—	—	(3,318)

Total	$136,498,916	$7,069,056	$—	$143,567,972
Large-Cap Value
Equity investments:
Consumer discretionary	$8,662,440	$895,196	$—	$9,557,636
Consumer staples	6,247,424	1,000,598	—	7,248,022
Financials	26,067,878	142,111	—	26,209,989
Health care	13,517,807	1,214,042	—	14,731,849
Industrials	10,313,629	—	160	10,313,789
Materials	2,604,238	420,553	—	3,024,791
Telecommunication services	3,689,301	181,974	—	3,871,275
All other equity investments*	33,230,771	—	—	33,230,771
Short-term investments	4,536,739	—	—	4,536,739
Purchased options**	925	—	—	925
Written options**	(1,005)	—	—	(1,005)

Total	$108,870,147	$3,854,474	$160	$112,724,781

100	2014 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Real Estate Securities
Equity investments:
Diversified real estate securities	$—	$462,575	$—	$462,575
Diversified REITs	10,060,980	414,537	—	10,475,517
All other equity investments*	100,612,445	—	—	100,612,445

Total	$110,673,425	$877,112	$—	$111,550,537
Stock Index
Equity investments:
Health care	$38,278,454	$—	$177	$38,278,631
Telecommunication services	6,395,034	—	1,789	6,396,823
All other equity Investments*	251,741,783	—	—	251,741,783
Short-term investments	7,782,716	—	—	7,782,716

Total	$304,197,987	$—	$1,966	$304,199,953
International Equity
Equity Investments:
Asia	$—	$21,096,954	$—	$21,096,954
Europe	—	72,717,443	—	72,717,443
All other equity Investments*	—	3,706,832	—	3,706,832
Short-term investments	1,716,794	—	—	1,716,794

Total	$1,716,794	$97,521,229	$—	$99,238,023
Bond
Bank loan obligations	$—	$1,869,072	$—	$1,869,072
Corporate bonds	—	81,517,830	—	81,517,830
Government bonds	—	83,521,371	—	83,521,371
Structured assets	—	36,012,116	—	36,012,116
Preferred stocks	238,883	—	—	238,883
Short-term investments	—	749,960	—	749,960

Total	$238,883	$203,670,349	$—	$203,909,232

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Summary portfolio of investments

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

TIAA-CREF Life Funds ▪ 2014 Semiannual Report	101

Notes to financial statements (unaudited)

At June 30, 2014, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount

Growth Equity Fund
Equity contracts	Portfolio investments	$1,217
Equity contracts			Written options	$1,041

Growth & Income Fund
Equity contracts	Portfolio investments	1,920
Equity contracts			Written options	3,318

Large-Cap Value Fund
Equity contracts	Portfolio investments	925
Equity contracts			Written options	1,005

For the period ended June 30, 2014, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contract	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Growth Equity Fund
Equity contracts	Purchased options	$(1,052)	$(330)
Equity contracts	Written options	2,533	598

Growth & Income Fund
Equity contracts	Purchased options	(6,809)	(1,206)
Equity contracts	Written options	64,230	(253)

Large-Cap Growth Fund
Equity contracts	Purchased options	2,001	(45)
Equity contracts	Written options	(501)	(13)

Real Estate Securities Fund
Equity contracts	Written options	8,253	—

Small-Cap Equity Fund
Equity contracts	Futures transactions	57,539	—

Stock Index Fund
Equity contracts	Futures transactions	161,624	(39,752)

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily

102	2014 Semiannual Report ▪ TIAA-CREF Life Funds

continued

reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended June 30, 2014, the Small-Cap Equity Fund and the Stock Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 3% of net assets.

There were no open future contracts as of June 30, 2014.

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2014, the Growth Equity Fund, the Growth & Income Fund and the Large-Cap Value Fund had exposure to options, based on underlying nominal values, generally between 0% and 2% of net assets.

Purchased options outstanding as of June 30, 2014 were as follows:

	Number of contracts	Value

Growth Equity Fund
First Solar Inc., Call, 7/19/14 at $72.5	4	$796
Tesla Motors Inc., Call 7/19/14 at $250	1	421

Total	5	$1,217

Growth & Income Fund
Fidelity National Financial Inc., Put, 7/19/14 at $32	12	$300
Phillips, Put, 7/19/14 at $80	12	1,620

Total	24	$1,920

Large-Cap Value Fund
Walgreen Co., Call, 8/16/14 at $77.5	5	$925

Total	5	$925

TIAA-CREF Life Funds ▪ 2014 Semiannual Report	103

Notes to financial statements (unaudited)

Written options outstanding as of June 30, 2014 were as follows:

	Number of contracts	Value

Growth Equity Fund
First Solar Inc, Call, 7/19/14 at $75	4	$(488)
First Solar Inc, Call, 7/19/14 at $80	4	(188)
Tesla Motors Inc., Call, 7/19/14 at $265	1	(148)
Tesla Motors Inc., Call, 7/19/14 at $260	1	(217)

Total	10	$(1,041)

Growth & Income Fund
Dow Chemical Co., Put, 7/3/14 at $50	15	$(45)
F5 Networks Inc., Call, 7/3/14 at $112	6	(480)
Kansas City Southern, Call, 7/19/14 at $115	7	(438)
Netflix Inc., Put, 7/3/14 at $425	2	(90)
Restoration Hardware, Call, 7/19/14 at $95	6	(1,200)
Stratasys Ltd., Call, 7/19/14 at $115	3	(930)
Synaptics Inc., Put, 7/19/14 at $75	9	(135)

Total	48	$(3,318)

Large-Cap Value Fund
Walgreen Co., Call, 8/16/14 at $82.5	5	$(400)
Walgreen Co., Call, 8/16/14 at $80	5	(605)

Total	10	$(1,005)

Transactions in written options and related premiums received during the period ended June 30, 2014 were as follows:

	Number of contracts	Premiums

Growth Equity Fund
Outstanding at beginning of period	—	$—
Written	71	6,944
Purchased	(22)	(885)
Exercised	(4)	(512)
Expired	(35)	(3,908)

Outstanding at end of period	10	$1,639

Growth & Income Fund
Outstanding at beginning of period	—	$—
Written	1,566	96,933
Purchased	(76)	(10,668)
Exercised	(288)	(14,234)
Expired	(1,154)	(68,966)

Outstanding at end of period	48	$3,065

104	2014 Semiannual Report ▪ TIAA-CREF Life Funds

continued

	Number of contracts	Premiums

Large-Cap Value Fund
Outstanding at beginning of period	—	$—
Written	84	4,221
Purchased	(50)	(2,276)
Exercised	(23)	(897)
Expired	(1)	(56)

Outstanding at end of period	10	$992

Real Estate Securities Fund
Outstanding at beginning of period	—	$—
Written	75	8,253
Purchased	—	—
Exercised	—	—
Expired	(75)	(8,253)

Outstanding at end of period	—	$—

Note 4—Investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. The Funds have also entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, TPIS is not compensated. TPIS does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds.

Beginning May 29, 2013, Advisors began waiving a portion of the investment management fees for the Money Market Fund. This waiver is voluntary in nature and can be discontinued at any time. The amounts waived are disclosed on the Statements of Operations.

TIAA-CREF Life Funds ▪ 2014 Semiannual Report	105

Notes to financial statements (unaudited)

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of June 30, 2014, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Investment management fee	Maximum expense amounts*

Growth Equity	0.45%	0.52%
Growth & Income	0.45%	0.52%
Large-Cap Value	0.45%	0.52%
Real Estate Securities	0.50%	0.57%
Small-Cap Equity	0.46%	0.53%
Social Choice Equity	0.15%	0.22%
Stock Index	0.06%	0.09%
International Equity	0.50%	0.60%
Bond	0.30%	0.35%
Money Market	0.10%	0.15%
Balanced	0.10%	0.10%

*	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2015. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds. Additionally, at the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. During the period ended June 30, 2014, there were no redemptions.

The following is the percentage of Fund shares owned by affiliates and the Balanced fund as of June 30, 2014:

Underlying Fund	Investments in funds held by TIAA-CREF Life	Investments in funds held by TIAA	Investments in funds held by Life Balanced	Total

Growth Equity	97%	—%	3%	100%
Growth & Income	83	16	1	100
Large-Cap Value	62	36	2	100
Real Estate Securities	56	44	—	100
Small-Cap Equity	99	—	1	100
Social Choice Equity	71	29	—	100
Stock Index	99	—	1	100
International Equity	98	—	2	100
Bond	58	38	4	100
Money Market	100	—	—	100
Balanced	43	57	—	100

106	2014 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at January 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at June 30, 2014

TIAA-CREF Life Balanced Fund*
TIAA-CREF Life Growth Equity	$—	$1,645,630	$33,401	$395	$—	$1,708,160
TIAA-CREF Life Growth & Income	—	1,771,476	23,026	878	—	1,884,769
TIAA-CREF Life Large-Cap Value	—	1,579,536	36,820	830	—	1,664,629
TIAA-CREF Life Real Estate Securities	—	348,614	3,862	133	—	375,887
TIAA-CREF Life Small Cap Equity	—	367,357	9,008	110	—	377,657
TIAA-CREF Life Stock Index	—	1,407,050	13,532	467	—	1,502,475
TIAA-CREF Life International Equity	—	1,833,679	54,419	1,414	—	1,843,575
TIAA-CREF Life Bond	—	9,022,319	66,248	(163)	11	9,148,716

	$—	$17,975,661	$240,316	$4,064	$11	$18,505,868

*	The Fund commenced operations on January 31, 2014.

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

TIAA-CREF Life Funds ▪ 2014 Semiannual Report	107

Notes to financial statements (unaudited)

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2014, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Growth Equity	$50,355,704	$13,514,739	$(284,618)	$13,230,121
Growth & Income	110,924,979	33,006,689	(360,378)	32,646,311
Large-Cap Value	96,689,778	18,574,482	(2,538,474)	16,036,008
Real Estate Securities	94,704,771	17,754,997	(909,231)	16,845,766
Small-Cap Equity	49,085,143	9,323,448	(1,213,570)	8,109,878
Social Choice Equity	47,363,318	23,459,060	(1,676,085)	21,782,975
Stock Index	190,967,355	123,441,794	(10,209,196)	113,232,598
International Equity	92,382,462	9,219,257	(2,363,696)	6,855,561
Bond	200,727,795	4,202,606	(1,021,169)	3,181,437
Balanced	17,740,330	765,538	—	765,538

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended June 30, 2014 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Growth Equity	$32,774,794	$—	$32,727,679	$—
Growth & Income	67,089,840	—	67,379,932	—
Large-Cap Value	32,293,312	—	33,311,968	—
Real Estate Securities	35,116,662	—	31,965,735	—
Small-Cap Equity	25,349,072	—	24,771,488	—
Social Choice Equity	5,703,373	—	4,943,278	—
Stock Index	16,403,034	—	17,736,092	—
International Equity	53,641,828	—	55,156,976	—
Bond	83,315,957	145,392,908	54,861,742	154,723,342
Balanced	20,721,445	—	2,989,780	—

108	2014 Semiannual Report ▪ TIAA-CREF Life Funds

concluded

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended December 31, 2013 was as follows:

	2013
Fund	Ordinary income	Long-term capital gains	Total

Growth Equity	$146,110	$—	$146,110
Growth & Income	6,093,318	6,009,485	12,102,803
Large-Cap Value	2,496,381	4,871,181	7,367,562
Real Estate Securities	1,755,633	—	1,755,633
Small-Cap Equity	4,470,648	3,489,072	7,959,720
Social Choice Equity	925,671	—	925,671
Stock Index	4,754,638	426,066	5,180,704
International Equity	2,126,383	—	2,126,383
Bond	4,725,828	1,075,524	5,801,352
Money Market	3,395	—	3,395

The tax character of the fiscal year 2014 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended June 30, 2014, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Life Funds ▪ 2014 Semiannual Report	109

Approval or renewal of the investment management agreement (unaudited)

Board approval and renewal of the investment management agreement for the TIAA-CREF Life Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Life Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of its series (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the approval and renewal process

The Board held meetings: (1) on December 3, 2013, at which it considered the initial approval of the Agreement with respect to the new TIAA-CREF Life Balanced Fund (the “Balanced Fund”); and (2) on March 14, 2014 and March 27, 2014, at which it considered the annual renewal of the Agreement with respect to each other Fund. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the contract approval and renewals. The Operations Committee also had worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2013 renewal process. The Operations Committee, along with other Board Committees, as applicable, had reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee

110	2014 Semiannual Report ▪ TIAA-CREF Life Funds

rates, total expense ratios, short-term and long-term investment performance and, as applicable, portfolio turnover rates and brokerage commission costs. Note that no performance or portfolio data were provided by Lipper or TAI with respect to the Balanced Fund because it was not yet operational. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable products, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned or projected to be earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed approval or renewal of the Agreement.

In advance of the Board meetings held on December 3, 2013, March 14, 2014 and March 27, 2014, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to approve or renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material

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Approval or renewal of the investment management agreement (unaudited)

pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned or anticipated to be earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should approve or renew the Agreement.

In considering whether to approve or renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund, the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund and recently implemented changes to the methodology utilized to allocate costs to the Funds; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to approve or renew the Agreement.

In reaching its decisions regarding the approval or renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the approval or renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its approval or renewal determinations on a Fund-by-Fund basis. In deciding whether to approve or renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve or renew the Agreement for each Fund. At its meeting on December 3, 2013, the Board voted unanimously to approve the Agreement for the Balanced Fund. At its meeting on March 27, 2014, the Board voted unanimously to renew the Agreement for each other Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

112	2014 Semiannual Report ▪ TIAA-CREF Life Funds

continued

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI or its affiliates also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Funds and TIAA Separate Account VA-1. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments, placing orders to buy and sell securities for the Funds’ investment portfolios and, with respect to the Balanced Fund, which is a fund of funds that invests its assets in other investment companies managed by TAI and potentially in other affiliated and unaffiliated investment companies or pools, referred to as “underlying funds,” selecting underlying funds and allocating the Balanced Fund’s assets among the underlying funds; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner with respect to the Funds that had already commenced operations.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below (except the Balanced Fund). In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund (except the new Balanced Fund), over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of net asset rounding and excluded the effects of fair valuation, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. In this regard, the Board considered that the performance of most Funds generally compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Funds and certain other relevant factors) and the Funds generally ranked in the top three performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the

TIAA-CREF Life Funds ▪ 2014 Semiannual Report	113

Approval or renewal of the investment management agreement (unaudited)

Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered projected financial and profitability data relating to TAI for the calendar year 2013 with respect to the new Balanced Fund. The Board also considered financial and profitability data relating to TAI for the other Funds based upon the cost allocation methodology utilized by TAI and its affiliates in 2013, as well as the new methodology to be utilized in 2014. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had earned profits with respect to most of the Funds under the Agreement for the one-year period ended December 31, 2013 but that TAI did not expect this trend to continue under the new cost allocation methodology. Additionally, the Board noted that TAI was not projected to earn profits on the new Balanced Fund in the near future; but that TAI could have indirect earnings or losses related to the Balanced Fund’s investment in affiliated underlying funds also managed by TAI. The Board also acknowledged the permanent reduction in the contractual annual management fee rate of the Small-Cap Equity Fund from 0.48% to 0.46% of average daily net assets starting May 1, 2014. With respect to those Funds for which the Agreement was profitable to TAI in 2013, the Board concluded that those profits were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the actual management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable products. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds that underlie variable products are set and potentially material differences between a Fund and its comparable mutual funds that underlie variable products. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board

114	2014 Semiannual Report ▪ TIAA-CREF Life Funds

continued

concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds that underlie variable products.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board considered that while some of the Funds were profitable to TAI during 2013, the change in cost allocation methodology applied to the Funds in 2014 would likely lead to future TAI losses on all of the Funds. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels. The Board also considered TAI’s implementation of a permanent, contractual advisory fee rate reduction on the Small-Cap Equity Fund, as previously noted above, starting May 1, 2014.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board also considered that the management fee rate of the Balanced Fund matched the contractual fee rates of other funds of funds managed by TAI like the Lifecycle, Lifecycle Index and Lifestyle Funds. In addition, in the future TAI may manage institutional client assets through unregistered commingled funds or separate accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to other investment companies that are managed using similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other investment companies, this is due in part to the fact that these other funds and accounts: may be offered through products that charge additional fees to their investors; may be offered in different types of markets; may be provided with different types or levels of services by TAI; may target different types of investors; and/or may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, TAI and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

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Approval or renewal of the investment management agreement (unaudited)

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to approve or renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All time periods referenced below are ended December 31, 2013. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The term “gross performance” as utilized below means a Fund’s performance without any reductions for fees or expenses.

Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2013 under the Agreement. For reference, one basis point is equal to 0.01%.

Growth Equity Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets.
•

The Fund’s total expenses and actual management fees were each in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).

•

The Fund was in the 1st, 1st, 2nd and 2nd quintiles of the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) and the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) for each of the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Growth & Income Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 2nd, 1st, 3rd and 1st quintiles of its Performance Group for each of the one-, three-, five- and ten year periods, respectively. The Fund was in the 2nd quintile of its Performance Universe for the one-year period and in the 1st quintile of is Performance Universe for the three-, five- and ten-year periods.

•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

116	2014 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Large-Cap Value Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets.
•	The Fund’s total expenses and actual management fees were each in the 1st quintile of its Expense Group and in the 1st and 2nd quintiles of its Expense Universe, respectively.
•

The Fund was in the 3rd quintile of its Performance Group for the one-, three- and five-year periods. The Fund ranked second out of five within its Performance Group for the ten-year period. The Fund was in the 3rd quintile of its Performance Universe for the one-, three- and five-year periods and the 2nd quintile of its Performance Universe for the ten-year period.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Real Estate Securities Fund

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expenses and actual management fees were each in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 3rd quintile of its Performance Group for the one-year period and in the 4th quintile of its Performance Group for each of the three-, five- and ten-year periods. The Fund was in the 3rd, 2nd, 3rd and 4th quintiles of its Performance Universe for the one, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Small-Cap Equity Fund

•

The Fund’s annual contractual management fee rate is 0.46% of average daily net assets, which reflects a permanent, contractual reduction in the Fund’s annual management fee rate from 0.48% of average daily net assets beginning May 1, 2014.

•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 2nd, 4th, 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 4th, 3rd and 3rd quintiles of its Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

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Approval or renewal of the investment management agreement (unaudited)

Social Choice Equity Fund

•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets.
•	The Fund’s total expenses and actual management fees were each in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 2nd, 4th, 2nd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 3rd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Stock Index Fund

•	The Fund’s annual contractual management fee rate is 0.06% of average daily net assets.
•	The Fund’s total expenses and actual management fees were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 2nd, 1st, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell 3000® Index, was 0 and +2 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

International Equity Fund

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expenses and actual management fees were each in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 1st quintile for the one-year period and in the 2nd quintile for the three-, five- and ten-year periods of its Performance Group. The Fund was in the 1st, 3rd, 2nd and 3rd quintiles of its Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

118	2014 Semiannual Report ▪ TIAA-CREF Life Funds

concluded

Balanced Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 2nd and 1st quintiles of its Expense Group, respectively, and the 3rd and 1st quintiles of its Expense Universe, respectively.

Bond Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets.
•	The Fund’s total expenses and actual management fees were each in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 4th, 3rd, 5th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 4th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses and actual management fees were each in the 2nd quintile of its Expense Group and in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group and its Performance Universe for the one-, three-, five- and ten-year periods.
•	Money market funds are not rated by Morningstar.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	In order to avoid a negative yield, the Fund’s service providers have voluntarily waived or reimbursed over $13,000 in fees through December 31, 2013.

Based primarily on the foregoing factors and considerations, the Board initially approved or renewed the Agreement for each Fund.

TIAA-CREF Life Funds ▪ 2014 Semiannual Report	119

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 2000® Index, the Russell 3000® Index, the Russell 1000 Value Index, and the Russell 1000 Growth Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OR THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or

120	2014 Semiannual Report ▪ TIAA-CREF Life Funds

owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE FUNDS, OWNERS OF THESE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Life Funds ▪ 2014 Semiannual Report	121

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How to reach us

TIAA–CREF website

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888 842-9001

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Advisor services

888 842-0318

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2014 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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C17713	A10937 (8/14)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audited Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 0.6%
1,453	*,e,p	Tesla Motors, Inc	$348,807

		TOTAL AUTOMOBILES & COMPONENTS	348,807

CAPITAL GOODS - 4.3%
4,050		3M Co	580,122
2,968		Cummins, Inc	457,933
1,521	*	Middleby Corp	125,817
1,438		Precision Castparts Corp	362,951
3,954		Roper Industries, Inc	577,324
2,359		W.W. Grainger, Inc	599,823

		TOTAL CAPITAL GOODS	2,703,970

COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
26,807		Nielsen Holdings NV	1,297,727
9,863	*	Verisk Analytics, Inc	591,977

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,889,704

CONSUMER DURABLES & APPAREL - 4.5%
2,123		Garmin Ltd	129,291
1,975	*	GoPro, Inc	80,086
9,019		Luxottica Group S.p.A.	522,252
3,725		LVMH Moet Hennessy Louis Vuitton S.A.	718,809
5,207	*	Michael Kors Holdings Ltd	461,601
11,784		Nike, Inc (Class B)	913,849

		TOTAL CONSUMER DURABLES & APPAREL	2,825,888

CONSUMER SERVICES - 3.6%
326	*	Chipotle Mexican Grill, Inc (Class A)	193,158
3,327		Las Vegas Sands Corp	253,584
8,810		Marriott International, Inc (Class A)	564,721
16,648		Starbucks Corp	1,288,222

		TOTAL CONSUMER SERVICES	2,299,685

DIVERSIFIED FINANCIALS - 6.5%
2,510	*	Affiliated Managers Group, Inc	515,554
5,350		Ameriprise Financial, Inc	642,000
10,514		Blackstone Group LP	351,588
2,202		CBOE Holdings, Inc	108,361
4,730		IntercontinentalExchange Group, Inc	893,497
3,766		McGraw-Hill Financial, Inc	312,691
14,529		Moody’s Corp	1,273,612

		TOTAL DIVERSIFIED FINANCIALS	4,097,303

ENERGY - 4.2%
4,381		Apache Corp	440,816
979	*	Cheniere Energy, Inc	70,195
9,694		EOG Resources, Inc	1,132,841
10,752		Halliburton Co	763,499
4,291		Williams Cos, Inc	249,779

		TOTAL ENERGY	2,657,130

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 0.8%
3,789		Keurig Green Mountain, Inc	$472,147
529	*	Monster Beverage Corp	37,575

		TOTAL FOOD, BEVERAGE & TOBACCO	509,722

HEALTH CARE EQUIPMENT & SERVICES - 1.4%
14,809		Abbott Laboratories	605,688
5,698	*	Cerner Corp	293,903

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	899,591

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
15,856		Estee Lauder Cos (Class A)	1,177,467

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,177,467

MATERIALS - 5.2%
5,583		LyondellBasell Industries AF S.C.A	545,180
12,426		Monsanto Co	1,550,019
2,476		PPG Industries, Inc	520,331
2,955		Sherwin-Williams Co	611,419
2,858	*	Trinseo S.A.	59,447

		TOTAL MATERIALS	3,286,396

MEDIA - 4.1%
16,849		Comcast Corp (Class A)	904,454
4,215	*	Discovery Communications, Inc (Class A)	313,090
3,810	*	Tribune Co	324,041
12,475		Walt Disney Co	1,069,607

		TOTAL MEDIA	2,611,192

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 15.8%
1,772	*	Alexion Pharmaceuticals, Inc	276,875
11,353	*	Alkermes plc	571,397
3,605	*	Biogen Idec, Inc	1,136,693
14,804		Bristol-Myers Squibb Co	718,142
20,998	*	Celgene Corp	1,803,308
7,239		Eli Lilly & Co	450,049
19,720	*	Gilead Sciences, Inc	1,634,985
2,678	*	Illumina, Inc	478,130
12,204		Novo Nordisk AS	563,251
5,329	*	NPS Pharmaceuticals, Inc	176,123
8,398		Perrigo Co plc	1,224,092
1,728		Questcor Pharmaceuticals, Inc	159,823
3,483	*	Salix Pharmaceuticals Ltd	429,628
4,188		Shire Ltd	328,519

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,951,015

REAL ESTATE - 0.7%
12,848	*	CBRE Group, Inc	411,650

		TOTAL REAL ESTATE	411,650

RETAILING - 5.5%
3,957	*	Amazon.com, Inc	1,285,154
8,539		Expedia, Inc	672,532
11,251		Home Depot, Inc	910,881
508	*	Priceline.com, Inc	611,124

		TOTAL RETAILING	3,479,691

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
2,496		ARM Holdings plc (ADR)	$112,919
2,429	*,p	First Solar, Inc	172,605
16,565		Intel Corp	511,858
9,303	*	Lam Research Corp	628,697
2,917	*	NXP Semiconductors NV	193,047

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,619,126

SOFTWARE & SERVICES - 24.7%
22,391	*	Adobe Systems, Inc	1,620,213
9,550	*	Autodesk, Inc	538,429
28,233	*	Facebook, Inc	1,899,798
2,374	*	Google, Inc	1,365,715
2,374	*	Google, Inc (Class A)	1,388,006
24,420		Intuit, Inc	1,966,543
4,422	*	King Digital Entertainment plc	90,872
21,477		Mastercard, Inc (Class A)	1,577,915
2,117	*,e	Nuance Communications, Inc	39,736
20,355		Oracle Corp	824,988
15,304	*	Red Hat, Inc	845,852
17,175	*	Salesforce.com, Inc	997,524
4,773	*	Twitter, Inc	195,550
5,531		Visa, Inc (Class A)	1,165,437
10,015	*	VMware, Inc (Class A)	969,552
1,188	*	Workday, Inc	106,754

		TOTAL SOFTWARE & SERVICES	15,592,884

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
29,747		Apple, Inc	2,764,389
6,320		Qualcomm, Inc	500,544
851	*,e	Stratasys Ltd	96,699

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,361,632

TELECOMMUNICATION SERVICES - 2.2%
4,297	*	Level 3 Communications, Inc	188,681
13,500		Softbank Corp	1,006,060
6,141	*	T-Mobile US, Inc	206,460

		TOTAL TELECOMMUNICATION SERVICES	1,401,201

TRANSPORTATION - 3.1%
17,855		Delta Air Lines, Inc	691,346
5,979		Kansas City Southern Industries, Inc	642,802
6,012		Union Pacific Corp	599,697

		TOTAL TRANSPORTATION	1,933,845

		TOTAL COMMON STOCKS (Cost $49,755,061)	63,057,899

PURCHASED OPTIONS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
100		Tesla Motors, Inc	421

		TOTAL AUTOMOBILES & COMPONENTS	421

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
400		First Solar, Inc	796

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	796

		TOTAL PURCHASED OPTIONS (Cost $1,547)	1,217

SHORT-TERM INVESTMENTS - 0.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
526,709	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	526,709

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES	COMPANY	VALUE

	TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	$526,709

	TOTAL SHORT-TERM INVESTMENTS (Cost $526,709)	526,709

	TOTAL INVESTMENTS - 100.8% (Cost $50,283,317)	63,585,825
	OTHER ASSETS & LIABILITIES, NET - (0.8)%	(545,005)

	NET ASSETS - 100.0%	$63,040,820

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $518,118.

p	All or a portion of these securities have been segregated to cover margin requirements on open written contracts.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.5%
10,908		Delphi Automotive plc	$749,816
17,459		Johnson Controls, Inc	871,728
4,170		Magna International, Inc (Class A) (NY)	449,317

		TOTAL AUTOMOBILES & COMPONENTS	2,070,861

BANKS - 5.6%
127,522		Bank of America Corp	1,960,013
5,552		BNP Paribas	377,307
12,666		Citigroup, Inc	596,568
10,084		East West Bancorp, Inc	352,839
9,910	*	Essent Group Ltd	199,092
11,356		Investors Bancorp, Inc	125,484
18,934		JPMorgan Chase & Co	1,090,977
24,579		SunTrust Banks, Inc	984,635
39,924		Wells Fargo & Co	2,098,406

		TOTAL BANKS	7,785,321

CAPITAL GOODS - 7.9%
14,708		Eaton Corp	1,135,163
11,164		Emerson Electric Co	740,843
4,019	*	Esterline Technologies Corp	462,667
6,128		General Dynamics Corp	714,218
111,041		General Electric Co	2,918,158
18,082		Honeywell International, Inc	1,680,722
12,278		ITT Corp	590,572
5,671		L-3 Communications Holdings, Inc	684,773
10,127	*	Quanta Services, Inc	350,192
4,688		Rockwell Automation, Inc	586,750
5,263	*	Teledyne Technologies, Inc	511,406
5,554	*	Vestas Wind Systems AS	280,247
3,796	*	WABCO Holdings, Inc	405,489

		TOTAL CAPITAL GOODS	11,061,200

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
21,835		Pitney Bowes, Inc	603,083
9,870		Robert Half International, Inc	471,194

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,074,277

CONSUMER DURABLES & APPAREL - 3.6%
12,729		DR Horton, Inc	312,879
6,234	e	Garmin Ltd	379,651
6,943	*	GoPro, Inc	281,539
1,437		Hanesbrands, Inc	141,458
4,722		Harman International Industries, Inc	507,285
17,044		Hasbro, Inc	904,184
12,698	*	Jarden Corp	753,626
7,469	*	Kate Spade & Co	284,868
3,291	*	Mohawk Industries, Inc	455,277
23,373		Newell Rubbermaid, Inc	724,329
30	e	Prada S.p.A	212
2,193		Ralph Lauren Corp	352,393

		TOTAL CONSUMER DURABLES & APPAREL	5,097,701

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.2%
8,702		Accor S.A.	$452,291
6,912	*	Chuy’s Holdings, Inc	250,905
16,190	*	Hilton Worldwide Holdings, Inc	377,227
16,157	*	Orient-Express Hotels Ltd	234,923
9,536		Six Flags Entertainment Corp	405,757

		TOTAL CONSUMER SERVICES	1,721,103

DIVERSIFIED FINANCIALS - 3.9%
12,368		American Express Co	1,173,352
7,348		Ameriprise Financial, Inc	881,760
13,608		Blackstone Group LP	455,051
28,926	*	ING Groep NV	405,903
12,319		Lazard Ltd (Class A)	635,168
6,442		Moody’s Corp	564,706
42,223		Morgan Stanley	1,365,070

		TOTAL DIVERSIFIED FINANCIALS	5,481,010

ENERGY - 9.1%
5,100		Anadarko Petroleum Corp	558,297
9,297		Apache Corp	935,464
9,326	*	Cheniere Energy, Inc	668,674
20,159		Chevron Corp	2,631,758
11,392		Consol Energy, Inc	524,829
13,950		EOG Resources, Inc	1,630,197
24,129		Halliburton Co	1,713,400
23,099		Marathon Oil Corp	922,112
7,338		Marathon Petroleum Corp	572,878
8,845	*	Newfield Exploration Co	390,949
3,068	*	Parsley Energy, Inc	73,847
12,695	e	Peyto Energy Trust	479,580
9,772		Phillips 66	785,962
26,256		Talisman Energy, Inc	278,313
10,824		Williams Cos, Inc	630,065

		TOTAL ENERGY	12,796,325

FOOD & STAPLES RETAILING - 1.0%
14,698		Kroger Co	726,522
98,000	*	Rite Aid Corp	702,660

		TOTAL FOOD & STAPLES RETAILING	1,429,182

FOOD, BEVERAGE & TOBACCO - 4.2%
49,641		Britvic plc	618,004
5,963		Brown-Forman Corp (Class B)	561,536
12,464	*	Constellation Brands, Inc (Class A)	1,098,452
6,405		Hershey Co	623,655
4,672		Mead Johnson Nutrition Co	435,290
17,740		PepsiCo, Inc	1,584,892
9,546		SABMiller plc	553,238
14,311	*	WhiteWave Foods Co (Class A)	463,247

		TOTAL FOOD, BEVERAGE & TOBACCO	5,938,314

HEALTH CARE EQUIPMENT & SERVICES - 3.8%
11,500		Abbott Laboratories	470,350
19,361		Aetna, Inc	1,569,790
9,990	*	Cerner Corp	515,284
8,182	*	Insulet Corp	324,580
4,005		McKesson Corp	745,771
2,121	*	Premier, Inc	61,509
15,098		St. Jude Medical, Inc	1,045,536
6,210		Universal Health Services, Inc (Class B)	594,670

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,327,490

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
7,866		Beiersdorf AG.	$760,208
16,395		Colgate-Palmolive Co	1,117,811
7,345		Estee Lauder Cos (Class A)	545,440
2,238		L’Oreal S.A.	385,337
16,712		Procter & Gamble Co	1,313,396

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	4,122,192

INSURANCE - 3.4%
11,579		ACE Ltd	1,200,743
12,543		Allstate Corp	736,525
8,383		Fidelity National Title Group, Inc (Class A)	274,627
27,122		Hartford Financial Services Group, Inc	971,239
6,621		Marsh & McLennan Cos, Inc	343,100
20,393		Metlife, Inc	1,133,035
2,491		Stancorp Financial Group, Inc	159,424

		TOTAL INSURANCE	4,818,693

MATERIALS - 3.4%
6,760		Akzo Nobel NV	506,860
42,940		Alcoa, Inc	639,376
10,204	*	Crown Holdings, Inc	507,751
19,147	p	Dow Chemical Co	985,305
10,370		Huntsman Corp	291,397
10,432		LyondellBasell Industries AF S.C.A	1,018,685
4,077		PPG Industries, Inc	856,781

		TOTAL MATERIALS	4,806,155

MEDIA - 4.5%
4,752		CBS Outdoor Americas, Inc	155,295
34,101		Comcast Corp (Class A)	1,830,542
9,855	*	DISH Network Corp (Class A)	641,363
18,824	e	Lions Gate Entertainment Corp	537,990
14,736	*	Premiere AG.	135,784
21,779		Twenty-First Century Fox, Inc	765,532
6,303		Viacom, Inc (Class B)	546,659
19,961		Walt Disney Co	1,711,456

		TOTAL MEDIA	6,324,621

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.1%
10,720		AbbVie, Inc	605,037
5,128	*	Actavis plc	1,143,801
4,659	*	Alexion Pharmaceuticals, Inc	727,969
10,211	*	Alkermes plc	513,920
4,586		AstraZeneca plc	341,187
2,576	*	Biogen Idec, Inc	812,239
30,934	*	Biovitrum AB	413,272
12,960	*	Celgene Corp	1,113,005
20,164	*	Gilead Sciences, Inc	1,671,797
3,432	*	Illumina, Inc	612,749
4,120	*	Jazz Pharmaceuticals plc	605,681
34,647		Johnson & Johnson	3,624,769
2,582	*,e	Kite Pharma, Inc	74,671
4,870	*	Ligand Pharmaceuticals, Inc (Class B)	303,352
33,759		Merck & Co, Inc	1,952,958
10,957	*	Mylan Laboratories, Inc	564,943
5,504		Novartis AG.	498,433
7,497	*	NPS Pharmaceuticals, Inc	247,776
4,276	*	Salix Pharmaceuticals Ltd	527,445
7,215		Shire Ltd	565,966

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	16,920,970

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

RETAILING - 4.9%
999	*	AutoZone, Inc	$535,704
18,139		Best Buy Co, Inc	562,490
21,781		Home Depot, Inc	1,763,390
32,083	*,e	JC Penney Co, Inc	290,351
16,057		Macy’s, Inc	931,627
1,427	*,p	NetFlix, Inc	628,736
344	*	Priceline.com, Inc	413,832
6,217	*,p	Restoration Hardware Holdings, Inc	578,492
4,753		Tiffany & Co	476,488
3,666	*	TripAdvisor, Inc	398,348
10,949	*,e	Yoox S.p.A	295,226

		TOTAL RETAILING	6,874,684

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
7,703		Avago Technologies Ltd	555,155
25,332		Intel Corp	782,759
14,874		Linear Technology Corp	700,119
13,318	*	NXP Semiconductors NV	881,385
12,935	*,e	SunPower Corp	530,076
14,597		Texas Instruments, Inc	697,591

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,147,085

SOFTWARE & SERVICES - 8.7%
14,684		Activision Blizzard, Inc	327,453
3,323	*	Alliance Data Systems Corp	934,594
4,873	*	Aspen Technology, Inc	226,107
10,363	*	Citrix Systems, Inc	648,206
3,784	*	Demandware, Inc	262,496
20,502	*	Facebook, Inc	1,379,580
16,507	*	Fortinet, Inc	414,821
5,072	*	Google, Inc	2,917,820
200	*	Google, Inc (Class A)	116,934
5,669	*	Informatica Corp	202,100
70,362		Microsoft Corp	2,934,095
10,377	*	Salesforce.com, Inc	602,696
10,020	*	Take-Two Interactive Software, Inc	222,845
7,164	*	Twitter, Inc	293,509
4,101	*	Workday, Inc	368,516
2,077	*	Yelp, Inc	159,264
45,854	*	Zynga, Inc	147,191

		TOTAL SOFTWARE & SERVICES	12,158,227

TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
54,509		Apple, Inc	5,065,521
15,656	*	Blackberry Ltd	160,317
33,731	*	Ciena Corp	730,614
21,438		Cisco Systems, Inc	532,734
8,765	*,p	F5 Networks, Inc	976,772
24,946		Hewlett-Packard Co	840,181
4,716		SanDisk Corp	492,492
3,005	*,e,p	Stratasys Ltd	341,458
4,447	*,e,p	Synaptics, Inc	403,076
5,347		TE Connectivity Ltd	330,659

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	9,873,824

TELECOMMUNICATION SERVICES - 1.9%
11,203	*	Level 3 Communications, Inc	491,924
23,765	*	T-Mobile US, Inc	798,979
28,072		Verizon Communications, Inc	1,373,563

		TOTAL TELECOMMUNICATION SERVICES	2,664,466

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.5%
9,771	*	American Airlines Group, Inc	$419,762
4,349	e	Canadian Pacific Railway Ltd	787,778
30,788		Delta Air Lines, Inc	1,192,111
5,442	p	Kansas City Southern Industries, Inc	585,069
2,498	*	Old Dominion Freight Line	159,073
3,953		Ryder System, Inc	348,220

		TOTAL TRANSPORTATION	3,492,013

UTILITIES - 2.5%
9,969		American Water Works Co, Inc	492,967
13,665	*	Calpine Corp	325,364
12,034		Exelon Corp	439,000
10,234		NextEra Energy, Inc	1,048,781
8,971	e	NRG Yield, Inc	466,941
7,481		Sempra Energy	783,335

		TOTAL UTILITIES	3,556,388

		TOTAL COMMON STOCKS (Cost $106,187,647)	139,542,102

PURCHASED OPTIONS - 0.0%

ENERGY - 0.0%
1,200		Phillips 66	1,620

		TOTAL ENERGY	1,620

INSURANCE - 0.0%
1,200		Fidelity National Financial, Inc	300

		TOTAL INSURANCE	300

		TOTAL PURCHASED OPTIONS (Cost $3,126)	1,920

SHORT-TERM INVESTMENTS - 2.9%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.9%
4,027,268	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	4,027,268

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,027,268

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,027,268)	4,027,268

		TOTAL INVESTMENTS - 102.3% (Cost $110,218,041)	143,571,290
		OTHER ASSETS & LIABILITIES, NET - (2.3)%	(3,192,752)

		NET ASSETS - 100.0%	$140,378,538

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,939,526.

p	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.5%
11,192	*	American Axle & Manufacturing Holdings, Inc	$211,417
9,165		General Motors Co	332,689

		TOTAL AUTOMOBILES & COMPONENTS	544,106

BANKS - 10.1%
172,727	*	Banco Espirito Santo S.A.	142,111
125,863		Bank of America Corp	1,934,514
32,966		Citigroup, Inc	1,552,699
5,280	*	Essent Group Ltd	106,075
43,946		Huntington Bancshares, Inc	419,245
29,276		Investors Bancorp, Inc	323,500
23,742		JPMorgan Chase & Co	1,368,014
48,588		Keycorp	696,266
67,332		Regions Financial Corp	715,066
34,149		TCF Financial Corp	559,019
58,436		Wells Fargo & Co	3,071,396

		TOTAL BANKS	10,887,905

CAPITAL GOODS - 6.8%
10,233		Allegion plc	580,006
3,175		General Dynamics Corp	370,046
149,014		General Electric Co	3,916,088
14,964	e	Joy Global, Inc	921,483
1,249		L-3 Communications Holdings, Inc	150,817
3,036	*	NOW, Inc	109,934
6,519		SPX Corp	705,421
11,555		Textron, Inc	442,441
7,515	*	USG Corp	226,427

		TOTAL CAPITAL GOODS	7,422,663

CONSUMER DURABLES & APPAREL - 2.5%
3,013	*	Deckers Outdoor Corp	260,112
12,294		Hasbro, Inc	652,197
15,151	*	Jarden Corp	899,212
42,840		Pulte Homes, Inc	863,654

		TOTAL CONSUMER DURABLES & APPAREL	2,675,175

CONSUMER SERVICES - 3.0%
13,916	*	Apollo Group, Inc (Class A)	434,875
12,844		ARAMARK Holdings Corp	332,403
19,276		Burger King Worldwide, Inc	524,693
13,373		Darden Restaurants, Inc	618,769
52,196	e	Echo Entertainment Group Ltd	154,450
25,979		Extended Stay America, Inc	601,674
8,459		Interval Leisure Group, Inc	185,590
2,413		Las Vegas Sands Corp	183,919
3,883	*	Orient-Express Hotels Ltd	56,459
3,830		Six Flags Entertainment Corp	162,966

		TOTAL CONSUMER SERVICES	3,255,798

DIVERSIFIED FINANCIALS - 3.9%
2,270	*,e	Ally Financial, Inc	54,276
7,076		Apollo Management LP	196,147
3,623		Capital One Financial Corp	299,260

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

2,965		Goldman Sachs Group, Inc	$496,459
24,218	*	ING Groep NV (ADR)	339,536
17,614		Legg Mason, Inc	903,774
24,681		Morgan Stanley	797,937
17,341		State Street Corp	1,166,356

		TOTAL DIVERSIFIED FINANCIALS	4,253,745

ENERGY - 15.8%
3,637		Anadarko Petroleum Corp	398,142
6,860	*	Antero Resources Corp	450,222
9,070		Apache Corp	912,623
23,870	e	Cameco Corp	468,091
8,581		Chesapeake Energy Corp	266,698
20,960		Chevron Corp	2,736,328
10,467	*	Cobalt International Energy, Inc	192,069
8,814		ConocoPhillips	755,624
5,471	*	Dresser-Rand Group, Inc	348,667
30,135	*,e	EP Energy Corp	694,612
53,419	e	EXCO Resources, Inc	314,638
23,955		Exxon Mobil Corp	2,411,789
25,926		Marathon Oil Corp	1,034,966
15,405	*	Matador Resources Co	451,058
25,837		Nabors Industries Ltd	758,833
5,274		Occidental Petroleum Corp	541,271
4,321	*	PDC Energy, Inc	272,871
4,911		Phillips 66	394,992
14,380		Spectra Energy Corp	610,862
9,688		Superior Energy Services	350,124
119,716		Talisman Energy, Inc	1,268,990
4,610		Teekay Corp	286,973
14,934	*	Weatherford International Ltd	343,482
13,978		Williams Cos, Inc	813,659

		TOTAL ENERGY	17,077,584

FOOD & STAPLES RETAILING - 1.5%
15,647		CVS Corp	1,179,314
5,816	p	Walgreen Co	431,140

		TOTAL FOOD & STAPLES RETAILING	1,610,454

FOOD, BEVERAGE & TOBACCO - 2.3%
15,059		Archer Daniels Midland Co	664,252
16,070		Mondelez International, Inc	604,393
7,065		Philip Morris International, Inc	595,650
11,637		SABMiller plc	674,422

		TOTAL FOOD, BEVERAGE & TOBACCO	2,538,717

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
10,328		Abbott Laboratories	422,415
21,067	*	Boston Scientific Corp	269,026
7,089		Covidien plc	639,286
5,360	*	Express Scripts Holding Co	371,609
26,514	*	Hologic, Inc	672,130
12,500	*	Olympus Corp	430,079
16,996		UnitedHealth Group, Inc	1,389,423
3,216	*	WellCare Health Plans, Inc	240,106
2,142		WellPoint, Inc	230,501

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,664,575

HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
40,169		Avon Products, Inc	586,869
3,375		Beiersdorf AG.	326,176
27,801		Procter & Gamble Co	2,184,881

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,097,926

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

INSURANCE - 7.0%
8,865		ACE Ltd	$919,300
12,892		Allstate Corp	757,018
15,370		American International Group, Inc	838,895
8,851	*	Berkshire Hathaway, Inc (Class B)	1,120,183
20,699		Hartford Financial Services Group, Inc	741,231
15,295	*	Hilltop Holdings, Inc	325,172
9,810		Marsh & McLennan Cos, Inc	508,354
15,634		Metlife, Inc	868,625
10,187		Principal Financial Group	514,240
4,553		Prudential Financial, Inc	404,170
5,893		Travelers Cos, Inc	554,354

		TOTAL INSURANCE	7,551,542

MATERIALS - 2.8%
2,862		Akzo Nobel NV	214,590
9,529		Axiall Corp	450,436
41,783	*	Cemex SAB de C.V. (ADR)	552,789
15,836	e	Cliffs Natural Resources, Inc	238,332
15,283	*	Constellium NV	489,973
2,999		Freeport-McMoRan Copper & Gold, Inc (Class B)	109,463
23,336	*	Louisiana-Pacific Corp	350,507
2,230		Sealed Air Corp	76,199
7,700		Southern Copper Corp (NY)	233,849
4,937	*	Trinseo S.A.	102,690
1,789		Wacker Chemie AG.	205,963

		TOTAL MATERIALS	3,024,791

MEDIA - 1.3%
6,266		CBS Outdoor Americas, Inc	204,773
56,062	*	Mediaset S.p.A.	273,041
5,803		Time Warner, Inc	407,661
725	*	Time, Inc	17,562
6,298	*	Tribune Co	535,645

		TOTAL MEDIA	1,438,682

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
6,579		Agilent Technologies, Inc	377,898
29,593	*	Biovitrum AB	395,356
5,287		Bristol-Myers Squibb Co	256,472
6,731	*	Endo International plc	471,304
108	*,e	Foundation Medicine, Inc	2,912
31,484		Johnson & Johnson	3,293,856
32,822		Merck & Co, Inc	1,898,753
5,580		Novartis AG. (ADR)	505,157
48,635		Pfizer, Inc	1,443,487
2,683	e	Questcor Pharmaceuticals, Inc	248,151
1,819	*	Salix Pharmaceuticals Ltd	224,374
4,954		Shire Ltd	388,607
336		Shire plc (ADR)	79,125
14,931		Zoetis Inc	481,823

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,067,275

REAL ESTATE - 3.2%
11,683		Brixmor Property Group, Inc	268,125
10,094	*	Forest City Enterprises, Inc (Class A)	200,568
5,306		Liberty Property Trust	201,257
11,701		Mack-Cali Realty Corp	251,337
5,249		Post Properties, Inc	280,611
3,540		Potlatch Corp	146,556

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

10,137	*	Realogy Holdings Corp	$382,266
3,999		SL Green Realty Corp	437,531
19,986		Starwood Property Trust, Inc	475,067
8,184		Vornado Realty Trust	873,479

		TOTAL REAL ESTATE	3,516,797

RETAILING - 1.5%
2,268	e	American Eagle Outfitters, Inc	25,447
10,536		Best Buy Co, Inc	326,721
9,871		DSW, Inc (Class A)	275,796
3,182		Expedia, Inc	250,614
27,801	*,e	Groupon, Inc	184,043
251,050	e	Hengdeli Holdings Ltd	43,779
483,000	*,e	Intime Retail Group Co Ltd	423,641
12,649	*,e	JC Penney Co, Inc	114,474
2,325	*,e	Lifestyle Properties Development Ltd	285

		TOTAL RETAILING	1,644,800

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
7,738		Broadcom Corp (Class A)	287,235
9,775	*	First Solar, Inc	694,611
10,147	*	Freescale Semiconductor Holdings Ltd	238,455
14,877		Intel Corp	459,699
14,571	*	International Rectifier Corp	406,531
50,445	*	ON Semiconductor Corp	461,067

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,547,598

SOFTWARE & SERVICES - 4.2%
7,449	*	Autodesk, Inc	419,975
3,320	*	Citrix Systems, Inc	207,666
2,290		DST Systems, Inc	211,069
2,392	*	eBay, Inc	119,743
13,800	*	Fortinet, Inc	346,794
50,289		Microsoft Corp	2,097,051
6,102	*	Rackspace Hosting, Inc	205,393
5,100	*,e	VistaPrint Ltd	206,346
12,043	*	Yahoo!, Inc	423,071
83,708	*	Zynga, Inc	268,703

		TOTAL SOFTWARE & SERVICES	4,505,811

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
6,964	*	Ciena Corp	150,840
44,258		Cisco Systems, Inc	1,099,811
9,898		Corning, Inc	217,261
11,273		EMC Corp	296,931
33,249		Hewlett-Packard Co	1,119,827
22,638	*	JDS Uniphase Corp	282,296
11,186	*	Juniper Networks, Inc	274,504
93,922	*	Nokia Corp	710,050
5,812		Seagate Technology, Inc	330,238

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,481,758

TELECOMMUNICATION SERVICES - 3.6%
54,447		AT&T, Inc	1,925,246
112,442	e	Frontier Communications Corp	656,661
18,385	*	Level 3 Communications, Inc	807,286
11,494		Telephone & Data Systems, Inc	300,108
54,446		Vodafone Group plc	181,974

		TOTAL TELECOMMUNICATION SERVICES	3,871,275

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.7%
16,093	*	American Airlines Group, Inc	$691,355
15,994	*,b,m	AMR Corp (Escrow)	160
13,684		Con-Way, Inc	689,811
3,299		FedEx Corp	499,402
22,097	*	Hertz Global Holdings, Inc	619,379
7,518	*	UAL Corp	308,764
7,955		UTI Worldwide, Inc	82,255

		TOTAL TRANSPORTATION	2,891,126

UTILITIES - 4.3%
18,025	*	Calpine Corp	429,175
21,706		Centerpoint Energy, Inc	554,371
6,391		Duke Energy Corp	474,148
4,837		Edison International	281,078
22,008		Exelon Corp	802,852
4,383		FirstEnergy Corp	152,178
8,193		NextEra Energy, Inc	839,619
14,986		NRG Energy, Inc	557,479
5,312		PG&E Corp	255,082
2,598		Sempra Energy	272,037

		TOTAL UTILITIES	4,618,019

		TOTAL COMMON STOCKS (Cost $91,218,897)	108,188,122

PURCHASED OPTIONS - 0.0%

FOOD & STAPLES RETAILING - 0.0%
500		Walgreens Co	925

		TOTAL FOOD & STAPLES RETAILING	925

		TOTAL PURCHASED OPTIONS (Cost $970)	925

SHORT-TERM INVESTMENTS - 4.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.2%
4,536,739	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	4,536,739

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,536,739

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,536,739)	4,536,739

		TOTAL INVESTMENTS - 104.1% (Cost $95,756,606)	112,725,786
		OTHER ASSETS & LIABILITIES, NET - (4.1)%	(4,440,139)

		NET ASSETS - 100.0%	$108,285,647

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

b	In bankruptcy.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,421,528.

m	Indicates a security that has been deemed illiquid.

p	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.4%
150,000		Hang Lung Properties Ltd	$462,575

		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	462,575

DIVERSIFIED REITS - 9.2%
60,000		American Realty Capital Properties, Inc	751,800
40,000		Excel Trust, Inc	533,200
200,000		Mexico Real Estate Management S.A. de C.V.	414,537
50,000		Retail Opportunities Investment Corp	786,500
195,000		Spirit Realty Capital, Inc	2,215,200
36,000		Vornado Realty Trust	3,842,280
30,000		WP Carey, Inc	1,932,000

		TOTAL DIVERSIFIED REITS	10,475,517

FOREST PRODUCTS - 1.1%
82,500	*	Louisiana-Pacific Corp	1,239,150

		TOTAL FOREST PRODUCTS	1,239,150

HOMEBUILDING - 0.9%
30,000		DR Horton, Inc	737,400
12,000	*	Taylor Morrison Home Corp	269,040

		TOTAL HOMEBUILDING	1,006,440

HOTELS, RESORTS & CRUISE LINES - 1.2%
27,500		Extended Stay America, Inc	636,900
50,000	*	Orient-Express Hotels Ltd	727,000

		TOTAL HOTELS, RESORTS & CRUISE LINES	1,363,900

INDUSTRIAL REITS - 8.0%
17,500		EastGroup Properties, Inc	1,124,025
40,000		First Industrial Realty Trust, Inc	753,600
127,500		Prologis, Inc	5,238,975
43,000		STAG Industrial, Inc	1,032,430
45,000		Terreno Realty Corp	869,850

		TOTAL INDUSTRIAL REITS	9,018,880

MORTGAGE REITS - 2.8%
15,000		Blackstone Mortgage Trust, Inc	435,000
90,000	*	Gramercy Property Trust, Inc	544,500
100,000		NorthStar Realty Finance Corp	1,738,000
20,000		Starwood Property Trust, Inc	475,400

		TOTAL MORTGAGE REITS	3,192,900

OFFICE REITS - 12.1%
36,000		Boston Properties, Inc	4,254,480
60,000		Brandywine Realty Trust	936,000
15,000		Digital Realty Trust, Inc	874,800
20,000		Douglas Emmett, Inc	564,400
20,000		Hudson Pacific Properties	506,800
20,000		Kilroy Realty Corp	1,245,600
97,500		Parkway Properties, Inc	2,013,375
30,000		SL Green Realty Corp	3,282,300

		TOTAL OFFICE REITS	13,677,755

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,b,m	People’s Choice Financial Corp	$0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE SERVICES - 1.6%
15,000	*	CBRE Group, Inc	480,600
50,000		Kennedy-Wilson Holdings, Inc	1,341,000

		TOTAL REAL ESTATE SERVICES	1,821,600

RESIDENTIAL REITS - 17.9%
50,000		Apartment Investment & Management Co (Class A)	1,613,500
32,000		AvalonBay Communities, Inc	4,550,080
30,000		Camden Property Trust	2,134,500
105,000		Education Realty Trust, Inc	1,127,700
30,000		Equity Lifestyle Properties, Inc	1,324,800
63,500		Equity Residential	4,000,500
17,500		Essex Property Trust, Inc	3,235,925
22,000		Post Properties, Inc	1,176,120
22,000		Sun Communities, Inc	1,096,480

		TOTAL RESIDENTIAL REITS	20,259,605

RETAIL REITS - 20.0%
28,000		Acadia Realty Trust	786,520
35,000		Equity One, Inc	825,650
16,500		Federal Realty Investment Trust	1,995,180
157,500		General Growth Properties, Inc	3,710,700
44,000		Regency Centers Corp	2,449,920
73,500		Simon Property Group, Inc	12,221,580
37,000	*	Washington Prime Group, Inc	693,380

		TOTAL RETAIL REITS	22,682,930

SPECIALIZED REITS - 23.1%
36,000		American Tower Corp	3,239,280
68,500		CubeSmart	1,254,920
50,000		DiamondRock Hospitality Co	641,000
30,000		Extra Space Storage, Inc	1,597,500
25,000		HCP, Inc	1,034,500
30,000		Health Care REIT, Inc	1,880,100
40,000		Healthcare Realty Trust, Inc	1,016,800
73,500		Healthcare Trust of America, Inc	884,940
73,500		Host Marriott Corp	1,617,735
25,000		Potlatch Corp	1,035,000
18,000		Public Storage, Inc	3,084,300
54,000		RLJ Lodging Trust	1,560,060
162,500	*	Strategic Hotels & Resorts, Inc	1,902,875
117,500		Sunstone Hotel Investors, Inc	1,754,275
60,000		Ventas, Inc	3,846,000

		TOTAL SPECIALIZED REITS	26,349,285

		TOTAL COMMON STOCKS (Cost $93,446,833)	111,550,537

		TOTAL INVESTMENTS - 98.3% (Cost $93,446,833)	111,550,537
		OTHER ASSETS & LIABILITIES, NET - 1.7%	1,888,195

		NET ASSETS - 100.0%	$113,438,732

Abbreviation(s):

REIT	Real Estate Investment Trust

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

*	Non-income producing.

b	In bankruptcy.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.8%
6,329	*	Tenneco, Inc	$415,815

		TOTAL AUTOMOBILES & COMPONENTS	415,815

BANKS - 8.2%
3,309		Banner Corp	131,136
13,390		Boston Private Financial Holdings, Inc	179,961
15,900		Brookline Bancorp, Inc	148,983
22,331		Capitol Federal Financial	271,545
11,272		Cathay General Bancorp	288,112
13,000		First Commonwealth Financial Corp	119,860
14,359		FirstMerit Corp	283,590
16,380		FNB Corp	209,991
14,394		Home Loan Servicing Solutions Ltd	327,176
31,074		Investors Bancorp, Inc	343,368
31,752	*	MGIC Investment Corp	293,388
21,441		National Penn Bancshares, Inc	226,846
9,625		Oritani Financial Corp	148,129
7,312		Prosperity Bancshares, Inc	457,731
13,800		Provident Financial Services, Inc	239,016
17,990		Radian Group, Inc	266,432
20,302		Susquehanna Bancshares, Inc	214,389
6,390		Webster Financial Corp	201,541

		TOTAL BANKS	4,351,194

CAPITAL GOODS - 8.0%
4,790		Actuant Corp (Class A)	165,590
2,030		Acuity Brands, Inc	280,647
3,037	*	American Woodmark Corp	96,789
6,105		Applied Industrial Technologies, Inc	309,707
7,089		Comfort Systems USA, Inc	112,006
4,083		Crane Co	303,612
2,613		Curtiss-Wright Corp	171,308
4,954		EMCOR Group, Inc	220,602
4,329		EnerSys	297,792
910		Graco, Inc	71,053
2,124		Heico Corp	110,321
5,940	*	Hexcel Corp	242,946
1,605		LB Foster Co (Class A)	86,863
4,649		Mueller Industries, Inc	136,727
9,900	*	Orbital Sciences Corp	292,545
2,615	*,e	Proto Labs, Inc	214,221
1,400		Regal-Beloit Corp	109,984
18,921	*	Taser International, Inc	251,649
3,540	*	Teledyne Technologies, Inc	343,982
1,960		Universal Forest Products, Inc	94,609
3,360	*	WABCO Holdings, Inc	358,915

		TOTAL CAPITAL GOODS	4,271,868

COMMERCIAL & PROFESSIONAL SERVICES - 4.2%
4,967		American Ecology Corp	243,135
104		Exponent, Inc	7,707
4,303		HNI Corp	168,290
2,998	*	Huron Consulting Group, Inc	212,318
7,902	*	Korn/Ferry International	232,082
5,047	*	On Assignment, Inc	179,522

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

7,404		Rollins, Inc	$222,120
12,939	*	RPX Corp	229,667
10,743	*	TrueBlue, Inc	296,185
3,588		Viad Corp	85,538
6,918	*	WageWorks, Inc	333,517

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,210,081

CONSUMER DURABLES & APPAREL - 2.0%
5,339	*	Beazer Homes USA, Inc	112,012
8,690		Brunswick Corp	366,110
8,727	*	CROCS, Inc	131,167
4,800		La-Z-Boy, Inc	111,216
2,337		Movado Group, Inc	97,383
6,864	*	Steven Madden Ltd	235,435

		TOTAL CONSUMER DURABLES & APPAREL	1,053,323

CONSUMER SERVICES - 3.7%
3,631		Cheesecake Factory	168,551
333		DineEquity, Inc	26,470
3,525		Hillenbrand, Inc	114,985
4,475	*	Hyatt Hotels Corp	272,885
6,203	*	Marriott Vacations Worldwide Corp	363,682
5,501	*	Multimedia Games, Inc	163,050
12,402	*	Orient-Express Hotels Ltd	180,325
16,536		Service Corp International	342,626
5,190		Texas Roadhouse, Inc (Class A)	134,940
2,270		Vail Resorts, Inc	175,199

		TOTAL CONSUMER SERVICES	1,942,713

DIVERSIFIED FINANCIALS - 0.5%
4,019		Cash America International, Inc	178,564
7,700	*	KCG Holdings, Inc	91,476

		TOTAL DIVERSIFIED FINANCIALS	270,040

ENERGY - 5.8%
2,138		Alon USA Energy, Inc	26,597
19,900	*,e	Alpha Natural Resources, Inc	73,829
8,794	*,e	Approach Resources, Inc	199,888
9,800	*	Callon Petroleum Co	114,170
2,470	e	CVR Energy, Inc	119,029
6,927		Delek US Holdings, Inc	195,549
2,346	e	Energy XXI Bermuda Ltd	55,436
6,200		Green Plains Renewable Energy, Inc	203,794
6,653	*	Helix Energy Solutions Group, Inc	175,040
4,575	*	Matrix Service Co	150,014
20,474	*	Pioneer Energy Services Corp	359,114
11,628	*	Renewable Energy Group, Inc	133,373
1,999	*	Rex Stores Corp	146,547
4,076	*	Stone Energy Corp	190,716
2,219		Targa Resources Investments, Inc	309,706
25,599	*	Vaalco Energy, Inc	185,081
6,602		W&T Offshore, Inc	108,075
4,080		Western Refining, Inc	153,204
14,890	*	Willbros Group, Inc	183,891

		TOTAL ENERGY	3,083,053

FOOD & STAPLES RETAILING - 0.9%
3,200	*	Fresh Market, Inc	107,104
3,800	*,e	Sprouts Farmers Market, Inc	124,336
2,900	*	United Natural Foods, Inc	188,790
958		Weis Markets, Inc	43,809

		TOTAL FOOD & STAPLES RETAILING	464,039

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 0.9%
3,521		Fresh Del Monte Produce, Inc	$107,919
3,580		Sanderson Farms, Inc	347,976

		TOTAL FOOD, BEVERAGE & TOBACCO	455,895

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
5,120	*	Align Technology, Inc	286,925
10,696	*	AMN Healthcare Services, Inc	131,561
2,988	*	Amsurg Corp	136,163
1,367	*	Anika Therapeutics, Inc	63,333
4,021		Computer Programs & Systems, Inc	255,735
2,215	*	Cyberonics, Inc	138,349
4,832	*	Cynosure, Inc (Class A)	102,680
3,744	*	HealthStream, Inc	90,979
1,880	*	ICU Medical, Inc	114,323
7,322	*	Medidata Solutions, Inc	313,455
4,930	*	NuVasive, Inc	175,360
4,866	*	Omnicell, Inc	139,703
13,447	*	OraSure Technologies, Inc	115,779
3,352	*	PharMerica Corp	95,834
6,514		Quality Systems, Inc	104,550
8,400		Select Medical Holdings Corp	131,040
3,680	*	Team Health Holdings, Inc	183,779
6,519	*	Thoratec Corp	227,252
5,599	*	WellCare Health Plans, Inc	418,021

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,224,821

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
6,270		Medifast, Inc	190,671

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	190,671

INSURANCE - 3.6%
4,490	e	Amtrust Financial Services, Inc	187,727
7,610		Assured Guaranty Ltd	186,445
6,494	e	HCI Group, Inc	263,657
15,320		Maiden Holdings Ltd	185,219
16,880	*	MBIA, Inc	186,355
6,013		Montpelier Re Holdings Ltd	192,115
5,601		Platinum Underwriters Holdings Ltd	363,225
4,400		Primerica, Inc	210,540
9,828	*	Third Point Reinsurance Ltd	149,975

		TOTAL INSURANCE	1,925,258

MATERIALS - 4.4%
3,500		A. Schulman, Inc	135,450
13,700	*,e	AK Steel Holding Corp	109,052
866		Ampco-Pittsburgh Corp	19,866
2,900		Balchem Corp	155,324
4,386	*	Boise Cascade Co	125,615
9,610	*	Coeur d’Alene Mines Corp	88,220
8,347		Globe Specialty Metals, Inc	173,450
4,988		Minerals Technologies, Inc	327,113
4,804		OM Group, Inc	155,794
1,433		Quaker Chemical Corp	110,040
10,678	*	Resolute Forest Products	179,177
3,989	*	RTI International Metals, Inc	106,067
5,497		Schnitzer Steel Industries, Inc (Class A)	143,307
15,640	*	Stillwater Mining Co	274,482
5,423		Worthington Industries, Inc	233,406

		TOTAL MATERIALS	2,336,363

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MEDIA - 2.5%
6,424		Cinemark Holdings, Inc	$227,153
8,332	*	EW Scripps Co (Class A)	176,305
10,859	*	Journal Communications, Inc (Class A)	96,319
6,064		Lamar Advertising Co (Class A)	321,392
12,920	*	Live Nation, Inc	318,995
8,300	*	Time, Inc	201,026

		TOTAL MEDIA	1,341,190

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
4,900	*,e	Acadia Pharmaceuticals, Inc	110,691
991	*,e	Acceleron Pharma, Inc	33,664
7,000	*	Achillion Pharmaceuticals, Inc	52,990
6,730	*	Acorda Therapeutics, Inc	226,868
12,882	*,e	Affymetrix, Inc	114,779
1,050	*,e	Alnylam Pharmaceuticals, Inc	66,328
3,309	*,e	AMAG Pharmaceuticals, Inc	68,562
12,000	*,e	Arena Pharmaceuticals, Inc	70,320
17,093	*	AVANIR Pharmaceuticals, Inc	96,405
4,517	*	Cambrex Corp	93,502
2,234	*,e	Cara Therapeutics Inc	38,023
1,600	*,e	Celldex Therapeutics, Inc	26,112
4,346	*,e	Cepheid, Inc	208,347
12,831	*,e	CTI BIOPHARMA CORP	36,055
8,161	*	Cytokinetics, Inc	39,010
9,035	*	Depomed, Inc	125,586
5,600	*,e	Exelixis, Inc	18,984
1,811	*	Genomic Health, Inc	49,621
5,839	*	Impax Laboratories, Inc	175,112
4,000	*	Insmed, Inc	79,920
3,585	*,e	Insys Therapeutics, Inc	111,960
2,000	*	InterMune, Inc	88,300
5,870	*,e	Isis Pharmaceuticals, Inc	202,221
1,000	*,e	Karyopharm Therapeutics, Inc	46,550
2,730	*	Lannett Co, Inc	135,463
8,079	*	Medicines Co	234,776
3,456	*	Momenta Pharmaceuticals, Inc	41,748
5,350	*	NPS Pharmaceuticals, Inc	176,818
3,027	*	OncoGenex Pharmaceutical, Inc	11,291
10,080	*,e	Orexigen Therapeutics, Inc	62,294
6,860	*	Parexel International Corp	362,482
7,070	e	PDL BioPharma, Inc	68,438
7,200	*	Prestige Brands Holdings, Inc	244,008
3,167	*	Prothena Corp plc	71,416
1,080	*	Puma Biotechnology, Inc	71,280
1,735	*	Sagent Pharmaceuticals	44,867
1,600	*	TESARO, Inc	49,776

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,754,567

REAL ESTATE - 8.9%
5,800		Aviv REIT, Inc	163,386
1,508		Chesapeake Lodging Trust	45,587
24,784		Cousins Properties, Inc	308,561
16,887		CubeSmart	309,370
13,540		DuPont Fabros Technology, Inc	365,038
3,980		EastGroup Properties, Inc	255,635
18,335		Education Realty Trust, Inc	196,918
4,640		Extra Space Storage, Inc	247,080
20,700		Hersha Hospitality Trust	138,897
3,604		LTC Properties, Inc	140,700
25,860		New Residential Investment Corp	162,918
8,195		Parkway Properties, Inc	169,227
2,459		PS Business Parks, Inc	205,302
17,848		RAIT Investment Trust	147,603

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

7,900		Retail Opportunities Investment Corp	$124,267
13,193		RLJ Lodging Trust	381,146
1,882		Saul Centers, Inc	91,465
4,507		Sovran Self Storage, Inc	348,166
6,100	*,e	St. Joe Co	155,123
30,360	*	Strategic Hotels & Resorts, Inc	355,516
5,380		Sun Communities, Inc	268,139
11,227		Sunstone Hotel Investors, Inc	167,619

		TOTAL REAL ESTATE	4,747,663

RETAILING - 6.0%
2,270	*	Asbury Automotive Group, Inc	156,040
7,689	*	Barnes & Noble, Inc	175,232
3,074	*	Big Lots, Inc	140,482
2,391	*	Children’s Place Retail Stores, Inc	118,665
18,841	*	Christopher & Banks Corp	165,047
3,300	*	Five Below, Inc	131,703
5,281	*	Kirkland’s, Inc	97,963
2,021		Lithia Motors, Inc (Class A)	190,115
4,000		Men’s Wearhouse, Inc	223,200
46,900	*	Office Depot, Inc	266,861
16,970	*	Orbitz Worldwide, Inc	151,033
6,968		Penske Auto Group, Inc	344,916
6,690		Pier 1 Imports, Inc	103,093
2,500	*	Restoration Hardware Holdings, Inc	232,625
5,665	*,e	RetailMeNot, Inc	150,746
4,729	*	Shutterfly, Inc	203,631
3,600	*	Vitamin Shoppe, Inc	154,872
1,800	*,e	zulily, Inc	73,710
4,205	*	Zumiez, Inc	116,016

		TOTAL RETAILING	3,195,950

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
5,888	*	Advanced Energy Industries, Inc	113,344
6,170	*,e	Ambarella, Inc	192,381
3,340	*	Cabot Microelectronics Corp	149,131
8,587	*	Cavium Networks, Inc	426,431
12,194	*	Entegris, Inc	167,606
31,365	*	Entropic Communications, Inc	104,445
10,073	*	Integrated Device Technology, Inc	155,729
35,088	*	Lattice Semiconductor Corp	289,476
26,100	*	PMC - Sierra, Inc	198,621
16,553	*	Rambus, Inc	236,708
25,234	*	Silicon Image, Inc	127,179
8,400	e	Teradyne, Inc	164,640

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,325,691

SOFTWARE & SERVICES - 9.5%
7,850	*	Aspen Technology, Inc	364,240
5,446	*	Constant Contact, Inc	174,871
3,700	*	Cornerstone OnDemand, Inc	170,274
3,400	*	Cvent, Inc	98,906
5,618	*	Demandware, Inc	389,721
2,797		DST Systems, Inc	257,800
7,000	*,e	Gigamon, Inc	133,980
4,300	*	Guidewire Software, Inc	174,838
7,458	*	LogMeIn, Inc	347,692
8,955	*	Manhattan Associates, Inc	308,320
5,055	*,e	Marketo, Inc	146,999
5,648		MAXIMUS, Inc	242,977
20,410	*	Monster Worldwide, Inc	133,481
6,742		Pegasystems, Inc	142,391
4,080	*	Proofpoint, Inc	152,837
2,819	*	Syntel, Inc	242,321

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,800	*	Tableau Software, Inc	$199,724
9,728	*	TiVo, Inc	125,589
2,806	*	Ultimate Software Group, Inc	387,705
3,688	*	Varonis Systems, Inc	106,989
5,587	*,e	WebMD Health Corp (Class A)	269,852
8,845	*	Xoom Corp	233,154
3,000	*	Yelp, Inc	230,040

		TOTAL SOFTWARE & SERVICES	5,034,701

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
11,177	e	Alliance Fiber Optic Products, Inc	202,304
8,458	*	ARRIS Group, Inc	275,139
10,270	*	Aruba Networks, Inc	179,930
7,435	*	Benchmark Electronics, Inc	189,444
10,200	*	Ciena Corp	220,932
7,111	*	Immersion Corp	90,452
4,951	*	Plexus Corp	214,329
23,200	*	QLogic Corp	234,088
6,900	*	Ruckus Wireless, Inc	82,179
12,267	*	Sanmina Corp	279,442
33,650	*	Sonus Networks, Inc	120,804
6,190	*	Super Micro Computer, Inc	156,421
4,192	*,e	Synaptics, Inc	379,963
4,358	*	SYNNEX Corp	317,480
4,800	*,e	Universal Display Corp	154,080

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,096,987

TELECOMMUNICATION SERVICES - 1.1%
24,331	*	8x8, Inc	196,594
8,755		Inteliquent, Inc	121,432
10,293	*	Premiere Global Services, Inc	137,412
28,471	*	Vonage Holdings Corp	106,766

		TOTAL TELECOMMUNICATION SERVICES	562,204

TRANSPORTATION - 1.7%
549		Amerco, Inc	159,627
6,588		Arkansas Best Corp	286,644
3,700		Landstar System, Inc	236,800
7,579		Matson, Inc	203,420

		TOTAL TRANSPORTATION	886,491

UTILITIES - 3.4%
7,160		American States Water Co	237,927
8,873		Avista Corp	297,423
5,734		Black Hills Corp	352,010
6,717		Empire District Electric Co	172,493
4,128		Laclede Group, Inc	200,414
5,631		New Jersey Resources Corp	321,868
4,158		NorthWestern Corp	217,006

		TOTAL UTILITIES	1,799,141

		TOTAL COMMON STOCKS (Cost $44,781,936)	52,939,719

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 8.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.0%
4,255,302	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$4,255,302

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,255,302

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,255,302)	4,255,302

		TOTAL INVESTMENTS - 107.9% (Cost $49,037,238)	57,195,021
		OTHER ASSETS & LIABILITIES, NET - (7.9)%	(4,188,427)

		NET ASSETS - 100.0%	$53,006,594

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,159,034.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 2.1%
650		BorgWarner, Inc	$42,373
70		Delphi Automotive plc	4,812
30,738		Ford Motor Co	529,923
2,462		Harley-Davidson, Inc	171,971
8,094		Johnson Controls, Inc	404,133
292	*	Modine Manufacturing Co	4,596
1,073	*	Tenneco, Inc	70,496
910	*	Tesla Motors, Inc	218,455

		TOTAL AUTOMOBILES & COMPONENTS	1,446,759

BANKS - 3.4%
470		Associated Banc-Corp	8,498
196		Bank of Hawaii Corp	11,503
9,729		BB&T Corp	383,614
200		Boston Private Financial Holdings, Inc	2,688
38		Capitol Federal Financial	462
72		Centerstate Banks of Florida, Inc	806
91		CIT Group, Inc	4,164
1,692		Comerica, Inc	84,871
22		Community Bank System, Inc	796
69		Cullen/Frost Bankers, Inc	5,480
1,786		Huntington Bancshares, Inc	17,038
88		IBERIABANK Corp	6,089
16,956		Keycorp	242,979
2,859		M&T Bank Corp	354,659
528	*	MGIC Investment Corp	4,879
1,477		New York Community Bancorp, Inc	23,602
333		OFG Bancorp	6,131
145		Old National Bancorp	2,071
199		PacWest Bancorp	8,591
18		Peoples Bancorp, Inc	476
189		People’s United Financial, Inc	2,867
5,186		PNC Financial Services Group, Inc	461,813
574	*	Popular, Inc	19,619
188		PrivateBancorp, Inc	5,463
355		Provident Financial Services, Inc	6,149
6,559		Radian Group, Inc	97,139
35	*	Signature Bank	4,416
160		Susquehanna Bancshares, Inc	1,690
269	*	SVB Financial Group	31,371
31		TCF Financial Corp	507
50		UMB Financial Corp	3,170
102		United Bankshares, Inc	3,298
12,811		US Bancorp	554,973
107		Webster Financial Corp	3,375
49		Westamerica Bancorporation	2,562
169		Wilshire Bancorp, Inc	1,736
290		Zions Bancorporation	8,546

		TOTAL BANKS	2,378,091

CAPITAL GOODS - 6.6%
4,343		3M Co	622,091
178		A.O. Smith Corp	8,825
103		Actuant Corp (Class A)	3,561
39		Acuity Brands, Inc	5,392
4,742		Ametek, Inc	247,912

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

17		Applied Industrial Technologies, Inc	$862
400	*	ArvinMeritor, Inc	5,216
90		Astec Industries, Inc	3,949
1,187		Barnes Group, Inc	45,747
200		Briggs & Stratton Corp	4,092
1,027	*	Builders FirstSource, Inc	7,682
33	*	Chart Industries, Inc	2,730
81	*	Colfax Corp	6,038
2,175		Cummins, Inc	335,581
5,764		Danaher Corp	453,800
4,223		Deere & Co	382,393
644		Dover Corp	58,572
3,579		Eaton Corp	276,227
72		EnerSys	4,953
1,660		Fastenal Co	82,153
64		Fluor Corp	4,921
100		Fortune Brands Home & Security, Inc	3,993
639		Graco, Inc	49,893
117	*	Hexcel Corp	4,785
4,661		Illinois Tool Works, Inc	408,117
1,368		Ingersoll-Rand plc	85,514
112		Joy Global, Inc	6,897
80	*	Layne Christensen Co	1,064
245		Lincoln Electric Holdings, Inc	17,121
4,732		Masco Corp	105,050
1,227		Nordson Corp	98,393
1,724	*	Owens Corning, Inc	66,684
2,930		Paccar, Inc	184,092
313		Pall Corp	26,727
361		Parker Hannifin Corp	45,388
1,081		Pentair plc	77,962
342	*	Polypore International, Inc	16,324
1,667		Precision Castparts Corp	420,751
1,131	*	Quanta Services, Inc	39,110
939		Rockwell Automation, Inc	117,525
135		Rockwell Collins, Inc	10,549
400		Roper Industries, Inc	58,404
147		Snap-On, Inc	17,422
55		TAL International Group, Inc	2,440
818		Tennant Co	62,430
143		Timken Co	9,701
377	*	United Rentals, Inc	39,483
23		Valmont Industries, Inc	3,495
44		W.W. Grainger, Inc	11,188
391	*	WABCO Holdings, Inc	41,767
36	*	WESCO International, Inc	3,110
54		Westinghouse Air Brake Technologies Corp	4,460
179		Woodward Governor Co	8,982
86		Xylem, Inc	3,361

		TOTAL CAPITAL GOODS	4,614,879

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
302		Acacia Research (Acacia Technologies)	5,361
2,963	*	ACCO Brands Corp	18,993
93		Corporate Executive Board Co	6,344
245		Deluxe Corp	14,352
837		Dun & Bradstreet Corp	92,237
217		Equifax, Inc	15,741
168		HNI Corp	6,570
73	*	IHS, Inc (Class A)	9,904
190		Interface, Inc	3,580
1,174		Iron Mountain, Inc	41,618
291		Manpower, Inc	24,691
1,111		R.R. Donnelley & Sons Co	18,843
1,573		Robert Half International, Inc	75,095

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

160	*	RPX Corp	$2,840
282		Tetra Tech, Inc	7,755
1,816		Waste Management, Inc	81,230

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	425,154

CONSUMER DURABLES & APPAREL - 1.0%
200		Callaway Golf Co	1,664
5		Columbia Sportswear Co	413
14	*	Deckers Outdoor Corp	1,209
68		Hanesbrands, Inc	6,694
13		Hasbro, Inc	690
16	*	Iconix Brand Group, Inc	687
5,425		Mattel, Inc	211,412
72	*	Meritage Homes Corp	3,039
95	*	Mohawk Industries, Inc	13,142
200		Movado Group, Inc	8,334
4,980		Nike, Inc (Class B)	386,199
152		Oxford Industries, Inc	10,134
270		Ryland Group, Inc	10,649
71	*	Tempur-Pedic International, Inc	4,239
2		Tupperware Corp	167
286	*	Under Armour, Inc (Class A)	17,014
323		VF Corp	20,349
92		Whirlpool Corp	12,808

		TOTAL CONSUMER DURABLES & APPAREL	708,843

CONSUMER SERVICES - 2.5%
55		Bob Evans Farms, Inc	2,753
200		Brinker International, Inc	9,730
75	*	Chipotle Mexican Grill, Inc (Class A)	44,438
1,063		Choice Hotels International, Inc	50,078
932		Darden Restaurants, Inc	43,124
13		DineEquity, Inc	1,033
128		Domino’s Pizza, Inc	9,356
60		Dunkin Brands Group, Inc	2,749
3,895		Marriott International, Inc (Class A)	249,669
6,026		McDonald’s Corp	607,059
4,520	*	MGM Mirage	119,328
111	*	Popeyes Louisiana Kitchen, Inc	4,852
333		Royal Caribbean Cruises Ltd	18,515
1,081	*	Ruby Tuesday, Inc	8,205
177	*	Sonic Corp	3,908
6,116		Starbucks Corp	473,256
1,429		Starwood Hotels & Resorts Worldwide, Inc	115,492
6		Vail Resorts, Inc	463
91		Weight Watchers International, Inc	1,835

		TOTAL CONSUMER SERVICES	1,765,843

DIVERSIFIED FINANCIALS - 7.0%
6,328		American Express Co	600,337
12,551		Bank of New York Mellon Corp	470,411
1,381		BlackRock, Inc	441,368
5,723		Capital One Financial Corp	472,720
14,905		Charles Schwab Corp	401,392
3,231		CME Group, Inc	229,239
34	*	Credit Acceptance Corp	4,185
6,702		Discover Financial Services	415,390
6,734		Franklin Resources, Inc	389,495
221	*	Green Dot Corp	4,195
1,397		IntercontinentalExchange Group, Inc	263,893
5,186		Invesco Ltd	195,772
466		Janus Capital Group, Inc	5,816
566		Legg Mason, Inc	29,041
785		NASDAQ OMX Group, Inc	30,317

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,396		Northern Trust Corp	$346,477
176	*	PHH Corp	4,044
5,256		State Street Corp	353,519
2,930		T Rowe Price Group, Inc	247,321

		TOTAL DIVERSIFIED FINANCIALS	4,904,932

ENERGY - 10.0%
3,448		Apache Corp	346,938
277		Baker Hughes, Inc	20,623
113	*	C&J Energy Services, Inc	3,817
1,826	*	Cameron International Corp	123,639
56		CARBO Ceramics, Inc	8,631
136	*	Carrizo Oil & Gas, Inc	9,419
1,640	*	Cheniere Energy, Inc	117,588
1,000		Cimarex Energy Co	143,460
2,376	*	Clean Energy Fuels Corp	27,847
299	*	Concho Resources, Inc	43,206
433	*	Contango Oil & Gas Co	18,320
1,504	*	Continental Resources, Inc	237,692
112		Dawson Geophysical Co	3,209
54		Denbury Resources, Inc	997
4,666		Devon Energy Corp	370,480
4,762		EOG Resources, Inc	556,487
2,342		Equitable Resources, Inc	250,360
49		Exterran Holdings, Inc	2,205
25	*	FMC Technologies, Inc	1,527
66	*	Geospace Technologies Corp	3,635
3,941		Hess Corp	389,726
2,038	*	ION Geophysical Corp	8,600
344	*	Key Energy Services, Inc	3,144
84	*	Kinder Morgan Management LLC	6,630
6,768	*	Kodiak Oil & Gas Corp	98,474
8,202		Marathon Oil Corp	327,424
4,108		Marathon Petroleum Corp	320,712
22	*	Matrix Service Co	721
4,787		National Oilwell Varco, Inc	394,209
103	*	Natural Gas Services Group, Inc	3,405
2,152		Noble Corp plc	72,221
3,833		Noble Energy, Inc	296,904
230	*	Northern Oil And Gas, Inc	3,747
269	*	Oasis Petroleum, Inc	15,034
4,404		Occidental Petroleum Corp	451,983
4		Oceaneering International, Inc	313
2	*	Oil States International, Inc	128
1,573		Oneok, Inc	107,090
3	*	PDC Energy, Inc	189
415	*	Petroquest Energy, Inc	3,121
4,571		Phillips 66	367,646
1,740		Pioneer Natural Resources Co	399,869
1,028		Questar Market Resources, Inc	35,466
12		Range Resources Corp	1,043
233	*	Rex Energy Corp	4,126
5	*	SEACOR Holdings, Inc	411
284	*	Solazyme, Inc	3,346
1,768	*	Southwestern Energy Co	80,426
9,859		Spectra Energy Corp	418,810
731		St. Mary Land & Exploration Co	61,477
893		Superior Energy Services	32,273
81		Tesoro Corp	4,752
377	*	Ultra Petroleum Corp	11,193
278	*	Unit Corp	19,135
10,114	*	Weatherford International Ltd	232,622
3,337		Western Refining, Inc	125,304
1,015	*	Whiting Petroleum Corp	81,454
4,541		Williams Cos, Inc	264,332

		TOTAL ENERGY	6,937,540

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.0%
3,726		Kroger Co	$184,176
3,254		Safeway, Inc	111,742
128		Spartan Stores, Inc	2,689
8,404		Sysco Corp	314,730
1,847		Whole Foods Market, Inc	71,350

		TOTAL FOOD & STAPLES RETAILING	684,687

FOOD, BEVERAGE & TOBACCO - 3.6%
286		Bunge Ltd	21,633
2,696		Campbell Soup Co	123,504
1,284		ConAgra Foods, Inc	38,109
151	*	Darling International, Inc	3,156
302		Dr Pepper Snapple Group, Inc	17,691
127		Flowers Foods, Inc	2,677
7,720		General Mills, Inc	405,609
610		Hillshire Brands Co	38,003
41		Hormel Foods Corp	2,023
413		J.M. Smucker Co	44,013
5,263		Kellogg Co	345,779
801		Keurig Green Mountain, Inc	99,813
1,534		Kraft Foods Group, Inc	91,963
771		Mead Johnson Nutrition Co	71,834
12,385		Mondelez International, Inc	465,800
8,355		PepsiCo, Inc	746,436
86		Tootsie Roll Industries, Inc	2,532

		TOTAL FOOD, BEVERAGE & TOBACCO	2,520,575

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
12,239		Abbott Laboratories	500,575
4,597		Aetna, Inc	372,725
79	*	Align Technology, Inc	4,427
648	*	Amedisys, Inc	10,848
67		AmerisourceBergen Corp	4,868
55	*	Amsurg Corp	2,506
142	*	athenahealth, Inc	17,768
3,144		Becton Dickinson & Co	371,935
860	*	BioScrip, Inc	7,172
97	*	Brookdale Senior Living, Inc	3,234
527	*	Centene Corp	39,846
188	*	Cerner Corp	9,697
41		Chemed Corp	3,843
1,907		Cigna Corp	175,387
111	*	DaVita, Inc	8,028
55		Dentsply International, Inc	2,604
121	*	Edwards Lifesciences Corp	10,387
305	*	Emeritus Corp	9,653
434	*	ExamWorks Group, Inc	13,771
85	*	Greatbatch, Inc	4,170
147	*	Henry Schein, Inc	17,445
84	*	HMS Holdings Corp	1,714
1,218		Humana, Inc	155,563
418	*	Idexx Laboratories, Inc	55,832
599	*	Inverness Medical Innovations, Inc	22,415
548	*	LifePoint Hospitals, Inc	34,031
8,071		Medtronic, Inc	514,607
534	*	Molina Healthcare, Inc	23,832
70	*	MWI Veterinary Supply, Inc	9,939
61		Owens & Minor, Inc	2,073
905		Patterson Cos, Inc	35,757
35	*	Sirona Dental Systems, Inc	2,886
193	*	Vocera Communications, Inc	2,548

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,452,086

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 3.2%
171		Avon Products, Inc	$2,498
5		Clorox Co	457
7,350		Colgate-Palmolive Co	501,123
2,118		Estee Lauder Cos (Class A)	157,283
3,102		Herbalife Ltd	200,203
3,412		Kimberly-Clark Corp	379,483
350	*	Medifast, Inc	10,644
165		Nu Skin Enterprises, Inc (Class A)	12,203
12,341		Procter & Gamble Co	969,879

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,233,773

INSURANCE - 5.7%
3,692		ACE Ltd	382,860
5,938		Aflac, Inc	369,641
105		Arthur J. Gallagher & Co	4,893
959		Aspen Insurance Holdings Ltd	43,558
239		Axis Capital Holdings Ltd	10,583
8,056	*	Berkshire Hathaway, Inc (Class B)	1,019,567
3,814		Chubb Corp	351,536
13,163	*	Genworth Financial, Inc (Class A)	229,036
2,825		Hartford Financial Services Group, Inc	101,163
1,559		Marsh & McLennan Cos, Inc	80,787
161		PartnerRe Ltd	17,583
395		Platinum Underwriters Holdings Ltd	25,616
3,647		Principal Financial Group	184,101
14		ProAssurance Corp	622
9,489		Progressive Corp	240,641
5,132		Prudential Financial, Inc	455,568
40		RenaissanceRe Holdings Ltd	4,280
124		Stewart Information Services Corp	3,845
4,523		Travelers Cos, Inc	425,479
104		Willis Group Holdings plc	4,503

		TOTAL INSURANCE	3,955,862

MATERIALS - 4.5%
3,089		Air Products & Chemicals, Inc	397,307
1,222	*	Allied Nevada Gold Corp	4,595
47		Aptargroup, Inc	3,149
1,830		Avery Dennison Corp	93,788
611		Ball Corp	38,297
6		Bemis Co, Inc	244
64		Carpenter Technology Corp	4,048
456		Celanese Corp (Series A)	29,312
18	*	Clearwater Paper Corp	1,111
1,284		Commercial Metals Co	22,226
110		Compass Minerals International, Inc	10,531
92		Domtar Corp	3,942
344		Eastman Chemical Co	30,048
3,569		Ecolab, Inc	397,372
265	*	Flotek Industries, Inc	8,522
695		H.B. Fuller Co	33,430
182		Innophos Holdings, Inc	10,478
72		International Flavors & Fragrances, Inc	7,508
2,624		International Paper Co	132,433
97	*	Landec Corp	1,212
1,627	*	Louisiana-Pacific Corp	24,438
4,212		LyondellBasell Industries AF S.C.A	411,302
2,132		MeadWestvaco Corp	94,362
394		Minerals Technologies, Inc	25,839
1,185		Mosaic Co	58,598
5,545		Nucor Corp	273,091
634	*	Owens-Illinois, Inc	21,962
121		PolyOne Corp	5,099

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,153		Praxair, Inc	$418,845
102		Reliance Steel & Aluminum Co	7,518
54		Rock-Tenn Co (Class A)	5,702
124		Rockwood Holdings, Inc	9,423
1,460		Royal Gold, Inc	111,135
157		Sealed Air Corp	5,365
183		Sherwin-Williams Co	37,865
2,186		Sigma-Aldrich Corp	221,835
586	*	Stillwater Mining Co	10,284
580		Valspar Corp	44,190
79		Wausau Paper Corp	855
2,846		Worthington Industries, Inc	122,492

		TOTAL MATERIALS	3,139,753

MEDIA - 3.1%
1,779		Cablevision Systems Corp (Class A)	31,399
156		Cinemark Holdings, Inc	5,516
1,162		Clear Channel Outdoor Holdings, Inc (Class A)	9,505
703	*	DIRECTV	59,762
4,123	*	Discovery Communications, Inc (Class A)	306,257
592	*	Discovery Communications, Inc (Class C)	42,973
496	*	DreamWorks Animation SKG, Inc (Class A)	11,537
83		John Wiley & Sons, Inc (Class A)	5,029
2,567	*	Journal Communications, Inc (Class A)	22,769
5,488	*	Liberty Global plc	232,197
3,999	*	Liberty Global plc (Class A)	176,836
41,020	*	McClatchy Co (Class A)	227,661
2,180		New York Times Co (Class A)	33,158
149		Scripps Networks Interactive (Class A)	12,090
610		Sinclair Broadcast Group, Inc (Class A)	21,198
3,056		Time Warner Cable, Inc	450,149
7,408		Time Warner, Inc	520,412

		TOTAL MEDIA	2,168,448

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
702	*	Affymetrix, Inc	6,255
3,910		Agilent Technologies, Inc	224,590
1,059	*	Akorn, Inc	35,212
709	*	Alexion Pharmaceuticals, Inc	110,781
4,884		Amgen, Inc	578,119
658	*	Auxilium Pharmaceuticals, Inc	13,200
936	*	AVANIR Pharmaceuticals, Inc	5,279
1,651	*	Biogen Idec, Inc	520,577
11,278		Bristol-Myers Squibb Co	547,096
541	*	Cambrex Corp	11,199
555	*	Cepheid, Inc	26,607
520	*	Depomed, Inc	7,228
173	*	Endo International plc	12,113
8,574	*	Gilead Sciences, Inc	710,870
1,800	*	Incyte Corp	101,592
11,924		Johnson & Johnson	1,247,489
3,008	*	MannKind Corp	33,058
14,855		Merck & Co, Inc	859,361
23	*	Mettler-Toledo International, Inc	5,823
2,213	*	Nektar Therapeutics	28,371
2,037	*	Opko Health, Inc	18,007
7,568	*	Orexigen Therapeutics, Inc	46,770
122		PerkinElmer, Inc	5,714
1,287	*	Salix Pharmaceuticals Ltd	158,751
1,256	*	Sangamo Biosciences, Inc	19,179
1,223	*	Sarepta Therapeutics, Inc	36,433
24		Techne Corp	2,222
1,486		Thermo Electron Corp	175,348
165	*	United Therapeutics Corp	14,601

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,082	*	Vertex Pharmaceuticals, Inc	$102,444
3,463	*	Vivus, Inc	18,423
640	*	Waters Corp	66,842

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,749,554

REAL ESTATE - 3.9%
203		American Campus Communities, Inc	7,763
4,626		American Tower Corp	416,247
15,297		Annaly Capital Management, Inc	174,845
1,224		Boston Properties, Inc	144,652
1,999	*	CBRE Group, Inc	64,048
3,476		Crown Castle International Corp	258,128
165		Douglas Emmett, Inc	4,656
1,687		Duke Realty Corp	30,636
29		Equity One, Inc	684
1,322		Equity Residential	83,286
3,064		First Industrial Realty Trust, Inc	57,726
5,566		HCP, Inc	230,321
995		Health Care REIT, Inc	62,357
89		Healthcare Realty Trust, Inc	2,262
7,515		Host Marriott Corp	165,405
15		Jones Lang LaSalle, Inc	1,896
14		Kilroy Realty Corp	872
325		Liberty Property Trust	12,327
554		Macerich Co	36,979
213		Mid-America Apartment Communities, Inc	15,560
5,363		Prologis, Inc	220,366
930		Ryman Hospitality Properties	44,780
2,660		Simon Property Group, Inc	442,305
988		Ventas, Inc	63,331
1,458		Vornado Realty Trust	155,612
17		Washington REIT	442
149		Weyerhaeuser Co	4,930

		TOTAL REAL ESTATE	2,702,416

RETAILING - 4.5%
77		Aaron’s, Inc	2,744
1,224		American Eagle Outfitters, Inc	13,733
316	*	Ann Taylor Stores Corp	13,000
473	*	AutoZone, Inc	253,641
149	*	Barnes & Noble, Inc	3,396
2,175	*	Bed Bath & Beyond, Inc	124,801
1,355		Best Buy Co, Inc	42,019
62	*	Cabela’s, Inc	3,869
852	*	Carmax, Inc	44,313
8		Chico’s FAS, Inc	136
650		Foot Locker, Inc	32,968
6		GameStop Corp (Class A)	243
5,233		Gap, Inc	217,536
45	*	Genesco, Inc	3,696
2,715		Genuine Parts Co	238,377
259		GNC Holdings, Inc	8,832
515	*	HomeAway, Inc	17,932
270		HSN, Inc	15,995
2,687		Kohl’s Corp	141,551
7,799	*	Liberty Interactive Corp	228,979
202	*	LKQ Corp	5,391
9,243		Lowe’s Companies, Inc	443,572
2,077		Macy’s, Inc	120,508
16		Men’s Wearhouse, Inc	893
149	*	NetFlix, Inc	65,649
701		Nordstrom, Inc	47,619
1,890	*	Office Depot, Inc	10,754
1,120	*	Orbitz Worldwide, Inc	9,968
69	*	Outerwall, Inc	4,095

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4		Petsmart, Inc	$239
278		Pier 1 Imports, Inc	4,284
160		Ross Stores, Inc	10,581
503	*	Shutterfly, Inc	21,659
247		Signet Jewelers Ltd	27,316
5,903		Staples, Inc	63,989
6,192		Target Corp	358,826
135		Tiffany & Co	13,534
7,033		TJX Companies, Inc	373,804
1,078	*	TripAdvisor, Inc	117,135
7		Williams-Sonoma, Inc	502

		TOTAL RETAILING	3,108,079

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
652	*	Advanced Micro Devices, Inc	2,732
109		Analog Devices, Inc	5,894
18,830		Applied Materials, Inc	424,616
125	*	Cirrus Logic, Inc	2,842
26,949		Intel Corp	832,724
170	*	Lam Research Corp	11,489
111		Microchip Technology, Inc	5,418
5,688	*	ON Semiconductor Corp	51,988
910	*	Skyworks Solutions, Inc	42,734
937	*	SunPower Corp	38,398
315		Teradyne, Inc	6,174
9,869		Texas Instruments, Inc	471,640
419	*	Triquint Semiconductor, Inc	6,624

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,903,273

SOFTWARE & SERVICES - 9.7%
5,486		Accenture plc	443,488
5,653	*	Adobe Systems, Inc	409,051
882	*	Angie’s List, Inc	10,531
2,386	*	AOL, Inc	94,939
2,051	*	Autodesk, Inc	115,635
1,295	*	Brightcove, Inc	13,649
1,228		Broadridge Financial Solutions, Inc	51,134
4,890		CA, Inc	140,539
191	*	Cadence Design Systems, Inc	3,341
7,720	*	Cognizant Technology Solutions Corp (Class A)	377,585
1,237		Compuware Corp	12,358
148	*	comScore, Inc	5,251
155		Convergys Corp	3,323
515	*	Conversant, Inc	13,081
5,583	*	Demand Media, Inc	26,910
49		Factset Research Systems, Inc	5,894
54		Fair Isaac Corp	3,443
239	*	Fortinet, Inc	6,006
1,536	*	Glu Mobile, Inc	7,680
1,399	*	Google, Inc	804,817
1,389	*	Google, Inc (Class A)	812,107
34	*	Higher One Holdings, Inc	130
883	*	Informatica Corp	31,479
4,723		International Business Machines Corp	856,138
4,177		Intuit, Inc	336,374
162		j2 Global, Inc	8,239
533	*	Liquidity Services, Inc	8,400
180	*	Marketo, Inc	5,234
399		Mercadolibre, Inc	38,065
55	*	NetSuite, Inc	4,778
189	*	NeuStar, Inc (Class A)	4,918
304	*	OpenTable, Inc	31,494
18,538		Oracle Corp	751,345
613	*	QuinStreet, Inc	3,378

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

233	*	Rally Software Development Corp	$2,537
6,281	*	Salesforce.com, Inc	364,801
233	*	ServiceSource International LLC	1,351
123	*	SolarWinds, Inc	4,755
10,112		Symantec Corp	231,565
59	*	Syntel, Inc	5,072
214	*	Teradata Corp	8,603
67	*	Ultimate Software Group, Inc	9,257
150	*	Unisys Corp	3,711
27,414		Xerox Corp	341,030
10,593	*	Yahoo!, Inc	372,132

		TOTAL SOFTWARE & SERVICES	6,785,548

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
1,143	*	Aruba Networks, Inc	20,025
41		Belden CDT, Inc	3,205
147	*	Benchmark Electronics, Inc	3,746
2,407		Black Box Corp	56,420
30,441		Cisco Systems, Inc	756,459
42	*	Cognex Corp	1,613
3,600		Corning, Inc	79,020
2,104	*	Cray, Inc	55,966
9	*	DTS, Inc	166
17,556		EMC Corp	462,425
1,050	*	Finisar Corp	20,737
707	*	Flextronics International Ltd	7,826
3,502	*	Fusion-io, Inc	39,573
15,800		Hewlett-Packard Co	532,144
345	*	Ingram Micro, Inc (Class A)	10,077
169		InterDigital, Inc	8,078
306	*	IPG Photonics Corp	21,053
14	*	Itron, Inc	568
462		Jabil Circuit, Inc	9,656
554		Lexmark International, Inc (Class A)	26,681
1,956		Motorola, Inc	130,211
60	*	Netgear, Inc	2,086
645	*	Oplink Communications, Inc	10,946
18		Plantronics, Inc	865
494	*	QLogic Corp	4,984
8,823		Qualcomm, Inc	698,782
227	*	RealD, Inc	2,896
2,185		Seagate Technology, Inc	124,152
172	*	Super Micro Computer, Inc	4,346
26	*	Tech Data Corp	1,625
184	*	TTM Technologies, Inc	1,509
87	*	Universal Display Corp	2,793
74	*	Vishay Precision Group, Inc	1,218

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,101,851

TELECOMMUNICATION SERVICES - 2.1%
10,509		CenturyTel, Inc	380,426
1,541	*	Cincinnati Bell, Inc	6,056
234	*	Level 3 Communications, Inc	10,275
33,106	*	Sprint Corp	282,394
674	*	tw telecom inc (Class A)	27,169
14,675		Verizon Communications, Inc	718,048
1,213	*	Vonage Holdings Corp	4,548

		TOTAL TELECOMMUNICATION SERVICES	1,428,916

TRANSPORTATION - 2.3%
961		Alaska Air Group, Inc	91,343
8		Allegiant Travel Co	942
195	*	Avis Budget Group, Inc	11,640
6		CH Robinson Worldwide, Inc	383

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

11,064		CSX Corp	$340,882
34	*	Genesee & Wyoming, Inc (Class A)	3,570
2,704		Norfolk Southern Corp	278,593
6		Ryder System, Inc	528
3,412		Union Pacific Corp	340,347
5,255		United Parcel Service, Inc (Class B)	539,478

		TOTAL TRANSPORTATION	1,607,706

UTILITIES - 3.5%
184		American States Water Co	6,114
102		American Water Works Co, Inc	5,044
2,528	*	Calpine Corp	60,192
2,497		Centerpoint Energy, Inc	63,773
3,637		Cleco Corp	214,401
4,677		Consolidated Edison, Inc	270,050
2,052		Duke Energy Corp	152,238
57		Integrys Energy Group, Inc	4,054
4		ITC Holdings Corp	146
103		MDU Resources Group, Inc	3,615
886		MGE Energy, Inc	35,006
110		New Jersey Resources Corp	6,288
4,575		NextEra Energy, Inc	468,846
6,329		NiSource, Inc	248,983
3,345		Northeast Utilities	158,118
8,717		Pepco Holdings, Inc	239,543
2,006		Piedmont Natural Gas Co, Inc	75,044
3		Pinnacle West Capital Corp	174
326		Public Service Enterprise Group, Inc	13,298
2,619		Sempra Energy	274,236
211		SJW Corp	5,739
478		South Jersey Industries, Inc	28,876
926		TECO Energy, Inc	17,112
77		UGI Corp	3,889
280		WGL Holdings, Inc	12,068
414		Wisconsin Energy Corp	19,425
1,100		Xcel Energy, Inc	35,453

		TOTAL UTILITIES	2,421,725

		TOTAL COMMON STOCKS	69,146,293

		(Cost $47,284,055)
		TOTAL INVESTMENTS - 99.2%	69,146,293
		(Cost $47,284,055)
		OTHER ASSETS & LIABILITIES, NET - 0.8%	563,334

		NET ASSETS - 100.0%	$69,709,627

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 1.2%
908	*	American Axle & Manufacturing Holdings, Inc	$17,152
3,067		BorgWarner, Inc	199,938
852		Cooper Tire & Rubber Co	25,560
183	*	Cooper-Standard Holding, Inc	12,107
2,095		Dana Holding Corp	51,160
77		Delphi Automotive plc	5,293
376	*,e	Dorman Products, Inc	18,544
317		Drew Industries, Inc	15,853
372	*	Federal Mogul Corp (Class A)	7,526
52,095		Ford Motor Co	898,118
150	*	Fox Factory Holding Corp	2,639
280	*	Fuel Systems Solutions, Inc	3,119
21,513		General Motors Co	780,922
2,027		Gentex Corp	58,965
474	*	Gentherm, Inc	21,069
3,308		Goodyear Tire & Rubber Co	91,896
2,938		Harley-Davidson, Inc	205,219
8,909		Johnson Controls, Inc	444,826
1,092		Lear Corp	97,537
671	*	Modine Manufacturing Co	10,562
201	*	Motorcar Parts of America, Inc	4,894
180		Remy International, Inc	4,203
113	*	Shiloh Industries, Inc	2,086
355		Spartan Motors, Inc	1,612
260		Standard Motor Products, Inc	11,614
449	*	Stoneridge, Inc	4,813
47		Strattec Security Corp	3,031
280		Superior Industries International, Inc	5,774
817	*	Tenneco, Inc	53,677
1,275	*,e	Tesla Motors, Inc	306,077
632		Thor Industries, Inc	35,942
266	*	Tower International, Inc	9,799
1,486	*	TRW Automotive Holdings Corp	133,027
654	*	Visteon Corp	63,445
353	*	Winnebago Industries, Inc	8,889

		TOTAL AUTOMOBILES & COMPONENTS	3,616,888

BANKS - 5.8%
180		1st Source Corp	5,512
396		1st United Bancorp, Inc	3,414
90		Access National Corp	1,364
98		American National Bankshares, Inc	2,130
337	*	Ameris Bancorp	7,266
77	e	Ames National Corp	1,782
430		Apollo Residential Mortgage	7,190
112	e	Arrow Financial Corp	2,905
2,146		Associated Banc-Corp	38,800
1,174		Astoria Financial Corp	15,790
110		Banc of California, Inc	1,199
130		Bancfirst Corp	8,047
399		Banco Latinoamericano de Exportaciones S.A. (Class E)	11,838
1,288		Bancorpsouth, Inc	31,646
838		Bank Mutual Corp	4,860
141,339		Bank of America Corp	2,172,380
762		Bank of Hawaii Corp	44,722
70		Bank of Kentucky Financial Corp	2,435

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

61		Bank of Marin Bancorp	$2,781
1,069		Bank of the Ozarks, Inc	35,758
300		BankFinancial Corp	3,348
845		BankUnited	28,291
263		Banner Corp	10,423
9,095		BB&T Corp	358,616
982		BBCN Bancorp, Inc	15,663
115	*	BBX Capital Corp	2,070
40	*,e	Bear State Financial, Inc	355
392	*	Beneficial Mutual Bancorp, Inc	5,316
337		Berkshire Hills Bancorp, Inc	7,825
233	e	BNC Bancorp	3,977
190	*	BofI Holding, Inc	13,959
416		BOK Financial Corp	27,706
1,073		Boston Private Financial Holdings, Inc	14,421
156		Bridge Bancorp, Inc	3,742
132	*	Bridge Capital Holdings	3,196
771		Brookline Bancorp, Inc	7,224
86		Bryn Mawr Bank Corp	2,504
40		C&F Financial Corp	1,440
87		Camden National Corp	3,372
321	*	Capital Bank Financial Corp	7,579
101		Capital City Bank Group, Inc	1,468
1,920		Capitol Federal Financial	23,347
286		Cardinal Financial Corp	5,280
333	*	Cascade Bancorp	1,735
1,068		Cathay General Bancorp	27,298
477		Centerstate Banks of Florida, Inc	5,342
188		Central Pacific Financial Corp	3,732
47		Century Bancorp, Inc	1,661
301		Charter Financial Corp	3,341
401		Chemical Financial Corp	11,260
2,611		CIT Group, Inc	119,479
40,878		Citigroup, Inc	1,925,354
167		Citizens & Northern Corp	3,255
211	e	City Holding Co	9,520
647		City National Corp	49,017
109		Clifton Bancorp, Inc	1,381
194		CNB Financial Corp	3,259
395		CoBiz, Inc	4,254
674		Columbia Banking System, Inc	17,733
2,437		Comerica, Inc	122,240
1,165		Commerce Bancshares, Inc	54,172
628		Community Bank System, Inc	22,734
200		Community Trust Bancorp, Inc	6,844
130	*,e	CommunityOne Bancorp	1,261
150	*	ConnectOne Bancorp, Inc	2,884
56		ConnectOne Bancorp, Inc (Old)	2,794
134	*	CU Bancorp	2,555
732		Cullen/Frost Bankers, Inc	58,135
343	*	Customers Bancorp, Inc	6,867
1,421		CVB Financial Corp	22,779
440		Dime Community Bancshares	6,948
288	*	Eagle Bancorp, Inc	9,720
1,924		East West Bancorp, Inc	67,321
100		Enterprise Bancorp, Inc	2,063
265		Enterprise Financial Services Corp	4,786
158		ESB Financial Corp	2,045
559	*	Essent Group Ltd	11,230
1,060		EverBank Financial Corp	21,370
115		Federal Agricultural Mortgage Corp (Class C)	3,574
222		Fidelity Southern Corp	2,884
11,409		Fifth Third Bancorp	243,582
126		Financial Institutions, Inc	2,951
264		First Bancorp (NC)	4,844

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,398	*	First Bancorp (Puerto Rico)	$7,605
107		First Bancorp, Inc	1,868
972		First Busey Corp	5,647
53		First Business Financial Services, Inc	2,493
101		First Citizens Bancshares, Inc (Class A)	24,745
1,229		First Commonwealth Financial Corp	11,331
189		First Community Bancshares, Inc	2,708
406		First Connecticut Bancorp	6,516
120		First Defiance Financial Corp	3,444
747		First Financial Bancorp	12,856
896	e	First Financial Bankshares, Inc	28,108
188		First Financial Corp	6,052
200		First Financial Northwest, Inc	2,174
3,378		First Horizon National Corp	40,063
243		First Interstate Bancsystem, Inc	6,605
557		First Merchants Corp	11,775
1,128		First Midwest Bancorp, Inc	19,210
200	*	First NBC Bank Holding Co	6,702
4,768		First Niagara Financial Group, Inc	41,672
108		First of Long Island Corp	4,221
1,846		First Republic Bank	101,512
2,172		FirstMerit Corp	42,897
255	*	Flagstar Bancorp, Inc	4,615
358		Flushing Financial Corp	7,357
2,437		FNB Corp	31,242
185		Fox Chase Bancorp, Inc	3,119
170	*	Franklin Financial Corp	3,689
2,742		Fulton Financial Corp	33,973
177		German American Bancorp, Inc	4,793
999		Glacier Bancorp, Inc	28,352
135		Great Southern Bancorp, Inc	4,327
185		Guaranty Bancorp	2,571
222	*,e	Hampton Roads Bankshares, Inc	384
1,231		Hancock Holding Co	43,479
554		Hanmi Financial Corp	11,678
211		Heartland Financial USA, Inc	5,218
279		Heritage Commerce Corp	2,279
221		Heritage Financial Corp	3,556
260	*	Heritage Oaks Bancorp	1,984
20		Hingham Institution for Savings	1,588
90	*,e	Home Bancorp, Inc	1,982
726		Home Bancshares, Inc	23,827
958		Home Loan Servicing Solutions Ltd	21,775
108		HomeStreet, Inc	1,984
265	*	HomeTrust Bancshares, Inc	4,179
123		Horizon Bancorp	2,686
7,093		Hudson City Bancorp, Inc	69,724
171		Hudson Valley Holding Corp	3,087
11,104		Huntington Bancshares, Inc	105,932
463		IBERIABANK Corp	32,035
321		Independent Bank Corp (MA)	12,320
308		Independent Bank Corp (MI)	3,964
123		Independent Bank Group, Inc	6,847
730		International Bancshares Corp	19,710
3,158		Investors Bancorp, Inc	34,896
51,130		JPMorgan Chase & Co	2,946,111
227	*	Kearny Financial Corp	3,437
12,102		Keycorp	173,422
204	*	Ladder Capital Corp	3,686
510		Lakeland Bancorp, Inc	5,505
350		Lakeland Financial Corp	13,356
1,764	e	M&T Bank Corp	218,824
351		Macatawa Bank Corp	1,780
216		MainSource Financial Group, Inc	3,726
740		MB Financial, Inc	20,017
226		Mercantile Bank Corp	5,171

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

60		Merchants Bancshares, Inc	$1,919
119	*	Meridian Interstate Bancorp, Inc	3,056
4,541	*	MGIC Investment Corp	41,959
70		Middleburg Financial Corp	1,400
112		Midsouth Bancorp, Inc	2,228
90		MidWestOne Financial Group, Inc	2,159
50	e	NASB Financial, Inc	1,182
684		National Bank Holdings Corp	13,639
84	e	National Bankshares, Inc	2,595
1,529		National Penn Bancshares, Inc	16,177
243	*,e	Nationstar Mortgage Holdings, Inc	8,821
586		NBT Bancorp, Inc	14,076
5,893	e	New York Community Bancorp, Inc	94,170
451	*	NewBridge Bancorp	3,635
644	*	NMI Holdings, Inc	6,762
718		Northfield Bancorp, Inc	9,413
80		Northrim BanCorp, Inc	2,046
1,214		Northwest Bancshares, Inc	16,474
180		OceanFirst Financial Corp	2,981
1,434	*	Ocwen Financial Corp	53,201
596		OFG Bancorp	10,972
112		Old Line Bancshares, Inc	1,765
1,471		Old National Bancorp	21,006
148		OmniAmerican Bancorp, Inc	3,700
670		Oritani Financial Corp	10,311
241		Pacific Continental Corp	3,309
208	*	Pacific Premier Bancorp, Inc	2,931
1,367		PacWest Bancorp	59,013
165	e	Park National Corp	12,738
360		Park Sterling Bank	2,372
139		Peapack Gladstone Financial Corp	2,948
47		Penns Woods Bancorp, Inc	2,214
164	*	Pennsylvania Commerce Bancorp, Inc	3,792
165	*	PennyMac Financial Services, Inc	2,506
146		Peoples Bancorp, Inc	3,862
101		Peoples Financial Services Corp	5,190
4,161		People’s United Financial, Inc	63,122
477		Pinnacle Financial Partners, Inc	18,832
6,978		PNC Financial Services Group, Inc	621,391
1,355	*	Popular, Inc	46,314
147	*	Preferred Bank	3,475
961		PrivateBancorp, Inc	27,927
935		Prosperity Bancshares, Inc	58,531
120		Provident Financial Holdings, Inc	1,745
753		Provident Financial Services, Inc	13,042
2,562		Radian Group, Inc	37,943
18,532		Regions Financial Corp	196,810
323		Renasant Corp	9,390
120		Republic Bancorp, Inc (Class A)	2,846
415	*	Republic First Bancorp, Inc	2,092
300		S&T Bancorp, Inc	7,455
336		Sandy Spring Bancorp, Inc	8,370
180	*	Seacoast Banking Corp of Florida	1,957
163		Sierra Bancorp	2,575
639	*	Signature Bank	80,629
207		Simmons First National Corp (Class A)	8,154
337		South State Corp	20,557
226	e	Southside Bancshares, Inc	6,545
265		Southwest Bancorp, Inc	4,521
397		State Bank & Trust Co	6,713
822		Sterling Bancorp/DE	9,864
210		Stock Yards Bancorp, Inc	6,279
134		Stonegate Bank	3,377
192	*	Stonegate Mortgage Corp	2,678
155	*	Suffolk Bancorp	3,458

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

470	*	Sun Bancorp, Inc	$1,885
6,926		SunTrust Banks, Inc	277,456
2,517		Susquehanna Bancshares, Inc	26,580
676	*	SVB Financial Group	78,835
1,863		Synovus Financial Corp	45,420
240	*	Talmer Bancorp Inc	3,310
235	*	Taylor Capital Group, Inc	5,024
2,235		TCF Financial Corp	36,587
150		Territorial Bancorp, Inc	3,132
578	*	Texas Capital Bancshares, Inc	31,183
1,012	*	TFS Financial Corp	14,431
434	*	The Bancorp, Inc	5,169
199		Tompkins Trustco, Inc	9,588
396		TowneBank	6,221
80	*	Tree.com, Inc	2,331
171		Trico Bancshares	3,957
296	*	Tristate Capital Holdings, Inc	4,182
1,974		Trustco Bank Corp NY	13,186
885		Trustmark Corp	21,851
493		UMB Financial Corp	31,251
2,456		Umpqua Holdings Corp	44,012
621		Union Bankshares Corp	15,929
1,044		United Bankshares, Inc	33,753
671		United Community Banks, Inc	10,984
707		United Financial Bancorp, Inc (New)	9,580
198		Univest Corp of Pennsylvania	4,099
23,044		US Bancorp	998,266
2,958	e	Valley National Bancorp	29,314
284	*,e	VantageSouth Bancshares, Inc	1,690
426		ViewPoint Financial Group	11,464
249	*	Walker & Dunlop, Inc	3,513
1,359		Washington Federal, Inc	30,482
138		Washington Trust Bancorp, Inc	5,074
98		Waterstone Financial, Inc	1,118
1,184		Webster Financial Corp	37,343
64,064		Wells Fargo & Co	3,367,204
352		WesBanco, Inc	10,926
189		West Bancorporation, Inc	2,878
398	e	Westamerica Bancorporation	20,807
1,012	*	Western Alliance Bancorp	24,086
1,094		Wilshire Bancorp, Inc	11,235
624		Wintrust Financial Corp	28,704
120		WSFS Financial Corp	8,840
189	*	Yadkin Financial Corp	3,561
2,581		Zions Bancorporation	76,062

		TOTAL BANKS	17,287,153

CAPITAL GOODS - 8.1%
8,725		3M Co	1,249,769
1,014		A.O. Smith Corp	50,274
834		Aaon, Inc	27,956
468		AAR Corp	12,898
654	*	Accuride Corp	3,198
385		Aceto Corp	6,984
956		Actuant Corp (Class A)	33,049
580		Acuity Brands, Inc	80,185
1,391	*	Aecom Technology Corp	44,790
466	*	Aegion Corp	10,844
288	*	Aerovironment, Inc	9,158
1,275		AGCO Corp	71,680
1,344		Air Lease Corp	51,852
892		Aircastle Ltd	15,851
78		Alamo Group, Inc	4,219
401		Albany International Corp (Class A)	15,222
1,314		Allegion plc	74,478

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

429		Alliant Techsystems, Inc	$57,452
1,811		Allison Transmission Holdings, Inc	56,322
296		Altra Holdings, Inc	10,771
224	*	Ameresco, Inc	1,575
127	e	American Railcar Industries, Inc	8,607
105		American Science & Engineering, Inc	7,307
955	*,e	American Superconductor Corp	1,557
125	*	American Woodmark Corp	3,984
3,194		Ametek, Inc	166,982
390		Apogee Enterprises, Inc	13,595
560		Applied Industrial Technologies, Inc	28,409
89		Argan, Inc	3,319
362	*	Armstrong World Industries, Inc	20,790
1,313	*	ArvinMeritor, Inc	17,122
261		Astec Industries, Inc	11,453
210	*	Astronics Corp	11,855
343		AZZ, Inc	15,805
1,463		Babcock & Wilcox Co	47,489
677		Barnes Group, Inc	26,092
1,405	*	BE Aerospace, Inc	129,948
752	*	Beacon Roofing Supply, Inc	24,906
570	*	Blount International, Inc	8,043
421	*,e	Bluelinx Holdings, Inc	589
9,842		Boeing Co	1,252,198
600		Briggs & Stratton Corp	12,276
673	*	Builders FirstSource, Inc	5,034
232	*	CAI International, Inc	5,106
7,608	*,e	Capstone Turbine Corp	11,488
833		Carlisle Cos, Inc	72,154
8,374		Caterpillar, Inc	910,003
405	*	Chart Industries, Inc	33,510
1,322		Chicago Bridge & Iron Co NV	90,160
230		CIRCOR International, Inc	17,740
676		Clarcor, Inc	41,811
1,279	*	Colfax Corp	95,337
262		Columbus McKinnon Corp	7,087
409		Comfort Systems USA, Inc	6,462
301	*	Commercial Vehicle Group, Inc	3,022
157	*	Continental Building Products Inc	2,418
636		Crane Co	47,293
262		Cubic Corp	11,662
2,465		Cummins, Inc	380,325
654		Curtiss-Wright Corp	42,876
7,889		Danaher Corp	621,101
4,880		Deere & Co	441,884
979	*	DigitalGlobe, Inc	27,216
1,918		Donaldson Co, Inc	81,170
296		Douglas Dynamics, Inc	5,216
2,244		Dover Corp	204,092
139	*	Ducommun, Inc	3,632
174	*	DXP Enterprises, Inc	13,144
455	*	Dycom Industries, Inc	14,246
225		Dynamic Materials Corp	4,979
6,195		Eaton Corp	478,130
923		EMCOR Group, Inc	41,101
9,414		Emerson Electric Co	624,713
278		Encore Wire Corp	13,633
404	*,e	Energy Recovery, Inc	1,988
629		EnerSys	43,269
236	*	Engility Holdings, Inc	9,029
245	*,e	Enphase Energy, Inc	2,095
277	*,e	EnPro Industries, Inc	20,265
81	*	Erickson Air-Crane, Inc	1,316
317		ESCO Technologies, Inc	10,981
410	*	Esterline Technologies Corp	47,199
2,455		Exelis, Inc	41,686

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,102	e	Fastenal Co	$203,008
743		Federal Signal Corp	10,885
1,842		Flowserve Corp	136,953
2,227		Fluor Corp	171,256
2,228		Fortune Brands Home & Security, Inc	88,964
1,104		Foster Wheeler AG.	37,613
640		Franklin Electric Co, Inc	25,811
165		Freightcar America, Inc	4,132
2,679	*,e	FuelCell Energy, Inc	6,430
505	*	Furmanite Corp	5,878
618		GATX Corp	41,369
794	*,e	GenCorp, Inc	15,165
923	*,e	Generac Holdings, Inc	44,987
640		General Cable Corp	16,422
4,008		General Dynamics Corp	467,132
134,520		General Electric Co	3,535,185
472	*	Gibraltar Industries, Inc	7,321
278		Global Brass & Copper Holdings, Inc	4,698
199		Global Power Equipment Group, Inc	3,216
253		Gorman-Rupp Co	8,949
825		Graco, Inc	64,416
1,560	*,e	GrafTech International Ltd	16,318
128		Graham Corp	4,456
466		Granite Construction, Inc	16,767
670	*	Great Lakes Dredge & Dock Corp	5,353
370	*	Greenbrier Cos, Inc	21,312
686		Griffon Corp	8,506
410	*	H&E Equipment Services, Inc	14,899
1,086		Harsco Corp	28,920
1,423	*	HD Supply Holdings, Inc	40,399
892		Heico Corp	46,330
1,310	*	Hexcel Corp	53,579
10,454		Honeywell International, Inc	971,699
186		Houston Wire & Cable Co	2,308
794		Hubbell, Inc (Class B)	97,781
656		Huntington Ingalls	62,051
78		Hurco Cos, Inc	2,200
132		Hyster-Yale Materials Handling, Inc	11,687
1,088		IDEX Corp	87,845
646	*	II-VI, Inc	9,341
4,581		Illinois Tool Works, Inc	401,112
3,627		Ingersoll-Rand plc	226,724
225		Insteel Industries, Inc	4,421
1,230		ITT Corp	59,163
1,819	*	Jacobs Engineering Group, Inc	96,916
372		John Bean Technologies Corp	11,528
1,350	e	Joy Global, Inc	83,133
148		Kadant, Inc	5,691
380		Kaman Corp	16,237
1,974		KBR, Inc	47,080
1,005		Kennametal, Inc	46,511
424	*,e	KEYW Holding Corp	5,330
600	*	Kratos Defense & Security Solutions, Inc	4,680
1,157		L-3 Communications Holdings, Inc	139,708
220	*,e	Layne Christensen Co	2,926
111		LB Foster Co (Class A)	6,007
659		Lennox International, Inc	59,027
1,128		Lincoln Electric Holdings, Inc	78,825
265	e	Lindsay Manufacturing Co	22,385
101	*,e	LMI Aerospace, Inc	1,321
3,578		Lockheed Martin Corp	575,092
289		LSI Industries, Inc	2,306
201	*	Lydall, Inc	5,501
185	*	Manitex International, Inc	3,004
1,843		Manitowoc Co, Inc	60,561
4,783		Masco Corp	106,183

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

395	*	Masonite International Corp	$22,223
844	*,e	Mastec, Inc	26,012
747	*	Middleby Corp	61,792
115		Miller Industries, Inc	2,367
595	*	Moog, Inc (Class A)	43,370
1,329	*	MRC Global, Inc	37,597
639		MSC Industrial Direct Co (Class A)	61,114
803		Mueller Industries, Inc	23,616
2,137		Mueller Water Products, Inc (Class A)	18,464
209	*	MYR Group, Inc	5,294
58	e	National Presto Industries, Inc	4,225
755	*,e	Navistar International Corp	28,297
446	*	NCI Building Systems, Inc	8,666
202		NN, Inc	5,167
100	*	Norcraft Cos, Inc	1,431
835		Nordson Corp	66,959
117	*	Nortek, Inc	10,502
2,874		Northrop Grumman Corp	343,817
128	*	Northwest Pipe Co	5,162
1,463	*	NOW, Inc	52,975
786	*	Orbital Sciences Corp	23,226
434	*	Orion Marine Group, Inc	4,700
1,154		Oshkosh Truck Corp	64,082
1,580		Owens Corning, Inc	61,114
4,758		Paccar, Inc	298,945
1,472		Pall Corp	125,694
1,998		Parker Hannifin Corp	251,209
89	*	Patrick Industries, Inc	4,147
2,580		Pentair plc	186,070
514	*	Perini Corp	16,314
634	*	Pgt, Inc	5,370
368	*	Pike Electric Corp	3,297
2,241	*	Plug Power, Inc	10,488
211	*	Ply Gem Holdings, Inc	2,131
144	*,e	PMFG, Inc	759
591	*,e	Polypore International, Inc	28,208
125		Powell Industries, Inc	8,173
51	*	Power Solutions International, Inc	3,670
249	*,e	PowerSecure International, Inc	2,425
1,942		Precision Castparts Corp	490,161
28		Preformed Line Products Co	1,507
509		Primoris Services Corp	14,680
330	*,e	Proto Labs, Inc	27,034
450		Quanex Building Products Corp	8,042
2,864	*	Quanta Services, Inc	99,037
460		Raven Industries, Inc	15,244
4,255		Raytheon Co	392,524
312		RBC Bearings, Inc	19,984
605		Regal-Beloit Corp	47,529
401	*,e	Revolution Lighting Technologies, Inc	922
932	*	Rexnord Corp	26,236
1,829		Rockwell Automation, Inc	228,918
1,852		Rockwell Collins, Inc	144,715
1,339		Roper Industries, Inc	195,507
454	*	Rush Enterprises, Inc (Class A)	15,740
33		SIFCO Industries, Inc	1,030
554		Simpson Manufacturing Co, Inc	20,143
738		Snap-On, Inc	87,468
570	*,e	SolarCity Corp	40,242
136	*	Sparton Corp	3,773
1,597	*	Spirit Aerosystems Holdings, Inc (Class A)	53,819
588		SPX Corp	63,627
151		Standex International Corp	11,246

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,094		Stanley Works	$183,895
252	*	Sterling Construction Co, Inc	2,364
279		Sun Hydraulics Corp	11,327
444	e	TAL International Group, Inc	19,696
723	*	Taser International, Inc	9,616
466	*	Teledyne Technologies, Inc	45,281
247		Tennant Co	18,851
1,486		Terex Corp	61,075
246	e	Textainer Group Holdings Ltd	9,501
3,703		Textron, Inc	141,788
133	*,e	The ExOne Company	5,269
428	*	Thermon Group Holdings	11,265
1,085		Timken Co	73,606
591	e	Titan International, Inc	9,941
282	*,e	Titan Machinery, Inc	4,642
757		Toro Co	48,145
706		TransDigm Group, Inc	118,086
477	*,e	Trex Co, Inc	13,747
609	*	Trimas Corp	23,221
2,078		Trinity Industries, Inc	90,850
680		Triumph Group, Inc	47,478
100		Twin Disc, Inc	3,305
1,302	*	United Rentals, Inc	136,358
12,298		United Technologies Corp	1,419,804
261		Universal Forest Products, Inc	12,598
957		URS Corp	43,878
1,249	*	USG Corp	37,632
361		Valmont Industries, Inc	54,854
200	*	Vicor Corp	1,676
791		W.W. Grainger, Inc	201,128
924	*	Wabash National Corp	13,167
766	*	WABCO Holdings, Inc	81,824
347		Watsco, Inc	35,658
382		Watts Water Technologies, Inc (Class A)	23,581
596	*,e	WESCO International, Inc	51,482
1,288		Westinghouse Air Brake Technologies Corp	106,376
880		Woodward Governor Co	44,158
147	*	Xerium Technologies, Inc	2,052
2,461		Xylem, Inc	96,176

		TOTAL CAPITAL GOODS	23,962,890

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
749		ABM Industries, Inc	20,208
611	e	Acacia Research (Acacia Technologies)	10,845
1,386	*	ACCO Brands Corp	8,884
335		Administaff, Inc	11,055
2,417	e	ADT Corp	84,450
491	*	Advisory Board Co	25,434
273		American Ecology Corp	13,363
412	*	ARC Document Solutions, Inc	2,414
97		Barrett Business Services, Inc	4,559
644		Brady Corp (Class A)	19,236
650		Brink’s Co	18,343
524	*	Casella Waste Systems, Inc (Class A)	2,625
557	*	CBIZ, Inc	5,030
189		CDI Corp	2,724
282		Ceco Environmental Corp	4,396
676	*,e	Cenveo, Inc	2,508
1,396		Cintas Corp	88,702
1,260	*	Civeo Corp	31,538
815	*	Clean Harbors, Inc	52,364
1,509	*	Copart, Inc	54,264
451		Corporate Executive Board Co	30,767
1,641		Corrections Corp of America	53,907
73		Courier Corp	1,089

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,448		Covanta Holding Corp	$29,843
167	*	CRA International, Inc	3,849
649		Deluxe Corp	38,018
497		Dun & Bradstreet Corp	54,769
351		Ennis, Inc	5,356
1,650		Equifax, Inc	119,691
172		Exponent, Inc	12,747
148	*	Franklin Covey Co	2,979
571	*	FTI Consulting, Inc	21,595
268		G & K Services, Inc (Class A)	13,955
962		Geo Group, Inc	34,372
191	*	GP Strategies Corp	4,943
943		Healthcare Services Group	27,762
200		Heidrick & Struggles International, Inc	3,700
130	*	Heritage-Crystal Clean, Inc	2,552
842		Herman Miller, Inc	25,462
315	*	Hill International, Inc	1,962
567		HNI Corp	22,175
306	*	Huron Consulting Group, Inc	21,671
261	*	ICF International, Inc	9,229
2,113	*	ICO Global Communications Holdings Ltd	3,719
912	*	IHS, Inc (Class A)	123,731
491	*	Innerworkings, Inc	4,174
897		Interface, Inc	16,900
110	e	Intersections, Inc	541
2,278		Iron Mountain, Inc	80,755
1,126		KAR Auction Services, Inc	35,886
367		Kelly Services, Inc (Class A)	6,301
366		Kforce, Inc	7,924
460		Kimball International, Inc (Class B)	7,691
669		Knoll, Inc	11,594
641	*	Korn/Ferry International	18,826
1,068		Manpower, Inc	90,620
347		McGrath RentCorp	12,752
220	*	Mistras Group, Inc	5,394
627		Mobile Mini, Inc	30,027
396		MSA Safety, Inc	22,762
167		Multi-Color Corp	6,682
631	*	Navigant Consulting, Inc	11,011
3,781		Nielsen Holdings NV	183,038
113		NL Industries, Inc	1,050
817	*,e	Odyssey Marine Exploration, Inc	1,373
725	*	On Assignment, Inc	25,788
110	*	Paylocity Holding Corp	2,379
295	*	Performant Financial Corp	2,980
2,976		Pitney Bowes, Inc	82,197
313		Quad	7,002
2,519		R.R. Donnelley & Sons Co	42,722
3,548		Republic Services, Inc	134,718
514		Resources Connection, Inc	6,739
1,877		Robert Half International, Inc	89,608
892		Rollins, Inc	26,760
711	*	RPX Corp	12,620
152		Schawk, Inc (Class A)	3,095
189	*	SP Plus Corp	4,043
1,106		Steelcase, Inc (Class A)	16,734
1,166	*	Stericycle, Inc	138,078
106	*,e	Swisher Hygiene, Inc	458
294	*	Team, Inc	12,060
804		Tetra Tech, Inc	22,110
873		Towers Watson & Co	90,993
183	*	TriNet Group, Inc	4,405
550	*	TrueBlue, Inc	15,164
6,188		Tyco International Ltd	282,173
202		Unifirst Corp	21,412
528		United Stationers, Inc	21,896

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,232	*	Verisk Analytics, Inc	$133,965
263		Viad Corp	6,270
48		VSE Corp	3,375
468	*	WageWorks, Inc	22,562
1,624		Waste Connections, Inc	78,845
6,243		Waste Management, Inc	279,249
516		West Corp	13,829

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,292,315

CONSUMER DURABLES & APPAREL - 1.5%
148		Arctic Cat, Inc	5,834
140		Bassett Furniture Industries, Inc	1,842
358	*	Beazer Homes USA, Inc	7,511
271	*,e	Black Diamond, Inc	3,041
1,238		Brunswick Corp	52,157
806		Callaway Golf Co	6,706
720		Carter’s, Inc	49,630
119	*	Cavco Industries, Inc	10,151
3,678		Coach, Inc	125,751
174		Columbia Sportswear Co	14,381
1,231	*	CROCS, Inc	18,502
125		CSS Industries, Inc	3,296
110		Culp, Inc	1,915
474	*	Deckers Outdoor Corp	40,920
201	*	Dixie Group, Inc	2,129
3,857		DR Horton, Inc	94,805
279	e	Ethan Allen Interiors, Inc	6,902
539	*,e	EveryWare Global, Inc	701
60		Flexsteel Industries, Inc	2,001
625	*	Fossil Group, Inc	65,325
1,834	e	Garmin Ltd	111,691
240	*	G-III Apparel Group Ltd	19,598
1,336		Hanesbrands, Inc	131,516
914		Harman International Industries, Inc	98,191
1,546		Hasbro, Inc	82,015
384	*	Helen of Troy Ltd	23,282
140		Hooker Furniture Corp	2,260
1,566	*,e	Hovnanian Enterprises, Inc (Class A)	8,065
614	*	Iconix Brand Group, Inc	26,365
115	*	Installed Building Products Inc	1,409
429	*,e	iRobot Corp	17,568
257	e	Jakks Pacific, Inc	1,989
1,721	*	Jarden Corp	102,141
1,674	*	Kate Spade & Co	63,846
1,135	e	KB Home	21,202
702		La-Z-Boy, Inc	16,265
636	*,e	Leapfrog Enterprises, Inc	4,675
1,876		Leggett & Platt, Inc	64,309
2,387		Lennar Corp (Class A)	100,206
192	*	LGI Homes, Inc	3,504
193	*	Libbey, Inc	5,141
112		Lifetime Brands, Inc	1,761
385	*	M/I Homes, Inc	9,344
4,530		Mattel, Inc	176,534
524	e	MDC Holdings, Inc	15,872
525	*	Meritage Homes Corp	22,160
2,758	*	Michael Kors Holdings Ltd	244,497
785	*	Mohawk Industries, Inc	108,597
200		Movado Group, Inc	8,334
66		Nacco Industries, Inc (Class A)	3,340
398	*	Nautilus, Inc	4,414
112	*	New Home Co Inc	1,583
3,712		Newell Rubbermaid, Inc	115,035
9,366		Nike, Inc (Class B)	726,333
64	*	NVR, Inc	73,638

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

200		Oxford Industries, Inc	$13,334
161	*	Perry Ellis International, Inc	2,808
1,104		Phillips-Van Heusen Corp	128,726
881		Polaris Industries, Inc	114,741
567		Pool Corp	32,069
5,088		Pulte Homes, Inc	102,574
2,135	*	Quiksilver, Inc	7,643
810		Ralph Lauren Corp	130,159
101		RG Barry Corp	1,914
629		Ryland Group, Inc	24,808
226	*	Sequential Brands Group, Inc	3,121
524	*	Skechers U.S.A., Inc (Class A)	23,947
208	*	Skullcandy, Inc	1,508
739	*,e	Smith & Wesson Holding Corp	10,745
1,997	*	Standard-Pacific Corp	17,174
798	*	Steven Madden Ltd	27,371
260	e	Sturm Ruger & Co, Inc	15,343
446	*	Taylor Morrison Home Corp	9,999
798	*	Tempur-Pedic International, Inc	47,641
2,384	*	Toll Brothers, Inc	87,970
186	*,e	TRI Pointe Homes, Inc	2,924
647	*	Tumi Holdings, Inc	13,024
677		Tupperware Corp	56,665
105	*	UCP, Inc (Class A)	1,435
2,321	*,e	Under Armour, Inc (Class A)	138,076
226	*	Unifi, Inc	6,222
213	*	Universal Electronics, Inc	10,411
246	*,e	Vera Bradley, Inc	5,380
4,628		VF Corp	291,564
150	*	Vince Holding Corp	5,493
157	*	WCI Communities, Inc	3,032
219		Weyco Group, Inc	6,003
1,057		Whirlpool Corp	147,156
235	*	William Lyon Homes, Inc	7,153
1,361		Wolverine World Wide, Inc	35,468

		TOTAL CONSUMER DURABLES & APPAREL	4,463,781

CONSUMER SERVICES - 2.1%
138	*	2U, Inc	2,320
224	*	American Public Education, Inc	7,701
1,296	*	Apollo Group, Inc (Class A)	40,500
394		ARAMARK Holdings Corp	10,197
159	*	Ascent Media Corp (Series A)	10,496
527	*	Bally Technologies, Inc	34,634
298	*	BJ’s Restaurants, Inc	10,403
912	*	Bloomin’ Brands, Inc	20,456
331		Bob Evans Farms, Inc	16,567
1,041	*	Boyd Gaming Corp	12,627
246	*	Bravo Brio Restaurant Group, Inc	3,840
192	*	Bridgepoint Education, Inc	2,550
412	*	Bright Horizons Family Solutions	17,691
871		Brinker International, Inc	42,374
246	*	Buffalo Wild Wings, Inc	40,765
1,316		Burger King Worldwide, Inc	35,821
613	*	Caesars Acquisition Co	7,583
688	*,e	Caesars Entertainment Corp	12,439
164		Capella Education Co	8,920
812	*	Career Education Corp	3,800
5,681		Carnival Corp	213,890
200		Carriage Services, Inc	3,426
358	*	Carrols Restaurant Group, Inc	2,549
256		CBRL Group, Inc	25,490
670		Cheesecake Factory	31,101
988	*	Chegg, Inc	6,956

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

417	*	Chipotle Mexican Grill, Inc (Class A)	$247,077
464		Choice Hotels International, Inc	21,859
180		Churchill Downs, Inc	16,220
215	*	Chuy’s Holdings, Inc	7,804
294		ClubCorp Holdings, Inc	5,451
92		Collectors Universe	1,802
1,775		Darden Restaurants, Inc	82,129
250	*	Del Frisco’s Restaurant Group, Inc	6,890
1,168	*	Denny’s Corp	7,615
854		DeVry, Inc	36,158
475	*	Diamond Resorts International, Inc	11,053
223		DineEquity, Inc	17,726
746		Domino’s Pizza, Inc	54,525
1,398		Dunkin Brands Group, Inc	64,042
519	*,e	Education Management Corp	877
366	*	Fiesta Restaurant Group, Inc	16,986
54		Graham Holdings Co	38,778
626	*	Grand Canyon Education, Inc	28,777
3,825		H&R Block, Inc	128,214
856		Hillenbrand, Inc	27,923
1,815	*	Hilton Worldwide Holdings, Inc	42,289
1,462	*	Houghton Mifflin Harcourt Co	28,012
587	*	Hyatt Hotels Corp	35,795
80	*,e	Ignite Restaurant Group, Inc	1,165
3,313		International Game Technology	52,710
373		International Speedway Corp (Class A)	12,413
474		Interval Leisure Group, Inc	10,400
180	*	Intrawest Resorts Holdings Inc	2,063
244	*	Isle of Capri Casinos, Inc	2,089
351	*,e	ITT Educational Services, Inc	5,858
537		Jack in the Box, Inc	32,134
147	*	Jamba, Inc	1,779
51	*	JTH Holding, Inc	1,699
461	*,e	K12, Inc	11,096
865	*	Krispy Kreme Doughnuts, Inc	13,823
594	*	La Quinta Holdings, Inc	11,369
5,129		Las Vegas Sands Corp	390,932
545	*,e	Life Time Fitness, Inc	26,563
1,136	*	LifeLock, Inc	15,859
288	e	Lincoln Educational Services Corp	1,293
200		Marcus Corp	3,650
3,054		Marriott International, Inc (Class A)	195,761
380	*	Marriott Vacations Worldwide Corp	22,279
367		Matthews International Corp (Class A)	15,256
13,328		McDonald’s Corp	1,342,663
5,009	*	MGM Mirage	132,238
200	*	Monarch Casino & Resort, Inc	3,028
510	*	Morgans Hotel Group Co	4,044
322	*	Multimedia Games, Inc	9,544
30	*	Nathan’s Famous, Inc	1,626
120	*	Noodles & Co	4,127
1,148	*	Norwegian Cruise Line Holdings Ltd	36,392
1,433	*	Orient-Express Hotels Ltd	20,836
329	*	Panera Bread Co (Class A)	49,294
411		Papa John’s International, Inc	17,422
1,054	*	Penn National Gaming, Inc	12,796
793	*	Pinnacle Entertainment, Inc	19,968
306	*	Popeyes Louisiana Kitchen, Inc	13,375
175	*	Potbelly Corp	2,793
170	*	Red Robin Gourmet Burgers, Inc	12,104
674		Regis Corp	9,490
2,228		Royal Caribbean Cruises Ltd	123,877
779	*	Ruby Tuesday, Inc	5,913
473		Ruth’s Chris Steak House, Inc	5,842
680	*	Scientific Games Corp (Class A)	7,562
847		SeaWorld Entertainment, Inc	23,995

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,864		Service Corp International	$59,342
926		Six Flags Entertainment Corp	39,401
729	*	Sonic Corp	16,096
897		Sotheby’s (Class A)	37,665
164		Speedway Motorsports, Inc	2,993
10,107		Starbucks Corp	782,080
2,576		Starwood Hotels & Resorts Worldwide, Inc	208,192
19	*	Steak N Shake Co	8,036
185	*	Steiner Leisure Ltd	8,009
149	*	Strayer Education, Inc	7,824
823		Texas Roadhouse, Inc (Class A)	21,398
250		Town Sports International Holdings, Inc	1,662
228		Universal Technical Institute, Inc	2,768
437		Vail Resorts, Inc	33,728
364	e	Weight Watchers International, Inc	7,342
3,688		Wendy’s	31,459
1,708		Wyndham Worldwide Corp	129,330
1,089		Wynn Resorts Ltd	226,033
5,931		Yum! Brands, Inc	481,597
78	*	Zoe’s Kitchen, Inc	2,682

		TOTAL CONSUMER SERVICES	6,349,855

DIVERSIFIED FINANCIALS - 4.4%
747	*	Affiliated Managers Group, Inc	153,434
3,625	*	Ally Financial, Inc	86,674
145	*	American Capital Ltd	2,217
12,169		American Express Co	1,154,473
2,454		Ameriprise Financial, Inc	294,480
368		Artisan Partners Asset Management, Inc	20,858
15,252		Bank of New York Mellon Corp	571,645
1,263		BGC Partners, Inc (Class A)	9,397
1,710		BlackRock, Inc	546,516
200		Calamos Asset Management, Inc (Class A)	2,678
7,668		Capital One Financial Corp	633,377
400		Cash America International, Inc	17,772
1,294		CBOE Holdings, Inc	63,678
14,267		Charles Schwab Corp	384,210
4,495		CME Group, Inc	318,920
260	e	Cohen & Steers, Inc	11,279
265	*	Consumer Portfolio Services, Inc	2,019
1,548	*	Cowen Group, Inc	6,533
98	*	Credit Acceptance Corp	12,064
38		Diamond Hill Investment Group, Inc	4,853
6,255		Discover Financial Services	387,685
3,871	*	E*Trade Financial Corp	82,297
1,765		Eaton Vance Corp	66,699
345	*,e	Encore Capital Group, Inc	15,670
444		Evercore Partners, Inc (Class A)	25,592
690	*	Ezcorp, Inc (Class A)	7,969
163	*	FBR & Co	4,422
1,318	e	Federated Investors, Inc (Class B)	40,753
690		Financial Engines, Inc	31,243
388	*	First Cash Financial Services, Inc	22,345
64	*,e	First Marblehead Corp	336
5,563		Franklin Resources, Inc	321,764
208	e	Friedman Billings Ramsey Group, Inc (Class A)	5,685
611	e	FXCM, Inc	9,141
310		Gain Capital Holdings, Inc	2,440
86		GAMCO Investors, Inc (Class A)	7,142
704		GFI Group, Inc	2,337
5,999		Goldman Sachs Group, Inc	1,004,473
418	*	Green Dot Corp	7,934
379	e	Greenhill & Co, Inc	18,666
440		HFF, Inc (Class A)	16,364
724		Interactive Brokers Group, Inc (Class A)	16,862

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,545		IntercontinentalExchange Group, Inc	$291,850
153	*	International Assets Holding Corp	3,048
552	*	Internet Capital Group, Inc	11,526
5,609		Invesco Ltd	211,740
524	*	Investment Technology Group, Inc	8,845
23,450	e	iShares Russell 3000 Index Fund	2,761,003
2,141	e	Janus Capital Group, Inc	26,720
158	*	JGWPT Holdings, Inc	1,779
767	*	KCG Holdings, Inc	9,112
1,144	*	Ladenburg Thalmann Financial Services, Inc	3,604
1,657		Lazard Ltd (Class A)	85,435
1,461		Legg Mason, Inc	74,964
4,944		Leucadia National Corp	129,632
1,173		LPL Financial Holdings, Inc	58,345
99	e	Main Street Capital Corp	3,260
175		Manning & Napier, Inc	3,020
107	*	Marcus & Millichap, Inc	2,730
506		MarketAxess Holdings, Inc	27,354
102		Marlin Business Services Corp	1,855
3,651		McGraw-Hill Financial, Inc	303,143
175	e	Medallion Financial Corp	2,180
292	e	Medley Capital Corp	3,814
99	*	Moelis & Co	3,327
2,462		Moody’s Corp	215,819
20,714		Morgan Stanley	669,684
1,580	*	MSCI, Inc (Class A)	72,443
1,567		NASDAQ OMX Group, Inc	60,518
5,671		Navient Corp	100,433
279		Nelnet, Inc (Class A)	11,559
413	e	New Mountain Finance Corp	6,137
341	*	NewStar Financial, Inc	4,794
120		Nicholas Financial, Inc	1,723
3,439		Northern Trust Corp	220,818
116		Oppenheimer Holdings, Inc	2,783
717	*	PHH Corp	16,477
272	*	Pico Holdings, Inc	6,463
236	*	Piper Jaffray Cos	12,218
666	*	Portfolio Recovery Associates, Inc	39,647
90		Pzena Investment Management, Inc (Class A)	1,004
1,719		Raymond James Financial, Inc	87,205
143	*	Regional Management Corp	2,212
150		Resource America, Inc (Class A)	1,403
219	*	Safeguard Scientifics, Inc	4,553
1,164		Santander Consumer USA Holdings, Inc	22,628
1,985		SEI Investments Co	65,048
5,672		SLM Corp	47,134
332	*,e	Springleaf Holdings, Inc	8,615
5,611		State Street Corp	377,396
878	*	Stifel Financial Corp	41,573
289	*	SWS Group, Inc	2,104
3,694		T Rowe Price Group, Inc	311,811
3,606		TD Ameritrade Holding Corp	113,048
95	*	Virtus Investment Partners, Inc	20,116
1,810		Voya Financial, Inc	65,775
1,207		Waddell & Reed Financial, Inc (Class A)	75,546
498	*,e	Walter Investment Management Corp	14,830
61		Westwood Holdings Group, Inc	3,662
1,321	*,e	WisdomTree Investments, Inc	16,328
124	*,e	World Acceptance Corp	9,419

		TOTAL DIVERSIFIED FINANCIALS	13,156,108

ENERGY - 9.7%
1,818	*	Abraxas Petroleum Corp	11,381
30		Adams Resources & Energy, Inc	2,344
351		Alon USA Energy, Inc	4,366

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,962	*,e	Alpha Natural Resources, Inc	$10,989
408	*	American Eagle Energy Corp	2,444
354	*,e	Amyris Biotechnologies, Inc	1,320
6,751		Anadarko Petroleum Corp	739,032
465	*	Antero Resources Corp	30,518
5,137		Apache Corp	516,885
180	*	APCO Argentina, Inc	2,597
503	*,e	Approach Resources, Inc	11,433
2,847	e	Arch Coal, Inc	10,392
242		Ardmore Shipping Corp	3,347
687	*	Athlon Energy, Inc	32,770
814	*	Atwood Oceanics, Inc	42,719
5,849		Baker Hughes, Inc	435,458
404	*	Basic Energy Services, Inc	11,805
901	*,e	Bill Barrett Corp	24,129
31		Bolt Technology Corp	569
517	*	Bonanza Creek Energy, Inc	29,567
2,702	*,e	BPZ Energy, Inc	8,322
487		Bristow Group, Inc	39,262
618	*	C&J Energy Services, Inc	20,876
5,810		Cabot Oil & Gas Corp	198,353
539	*	Callon Petroleum Co	6,279
2,745	*	Cameron International Corp	185,864
265		CARBO Ceramics, Inc	40,842
610	*	Carrizo Oil & Gas, Inc	42,249
450	*	CHC Group Ltd	3,798
3,265	*	Cheniere Energy, Inc	234,100
7,065		Chesapeake Energy Corp	219,580
25,537		Chevron Corp	3,333,855
1,183		Cimarex Energy Co	169,713
90	*	Clayton Williams Energy, Inc	12,363
941	*,e	Clean Energy Fuels Corp	11,029
817	*	Cloud Peak Energy, Inc	15,049
4,710	*	Cobalt International Energy, Inc	86,428
870		Comstock Resources, Inc	25,091
1,512	*	Concho Resources, Inc	218,484
16,469		ConocoPhillips	1,411,887
2,914		Consol Energy, Inc	134,248
368	*	Contango Oil & Gas Co	15,570
560	*,e	Continental Resources, Inc	88,502
212	e	CVR Energy, Inc	10,216
132		Dawson Geophysical Co	3,782
790		Delek US Holdings, Inc	22,302
5,212		Denbury Resources, Inc	96,214
5,295		Devon Energy Corp	420,423
889		DHT Holdings, Inc	6,401
904	e	Diamond Offshore Drilling, Inc	44,866
511	*	Diamondback Energy, Inc	45,377
98	*	Dorian LPG Ltd	2,253
1,023	*	Dresser-Rand Group, Inc	65,196
548	*	Dril-Quip, Inc	59,864
1,061	*,e	Emerald Oil, Inc	8,117
780	*,e	Endeavour International Corp	1,069
915		Energen Corp	81,325
1,332	e	Energy XXI Bermuda Ltd	31,475
7,274		EOG Resources, Inc	850,040
443	*	EP Energy Corp	10,211
1,921		EQT Corp	205,355
1,667		Equal Energy Ltd	9,035
272	*	Era Group, Inc	7,801
468		Evolution Petroleum Corp	5,125
1,902	e	EXCO Resources, Inc	11,203
747		Exterran Holdings, Inc	33,608
57,608		Exxon Mobil Corp	5,799,974

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,155	*	FMC Technologies, Inc	$192,676
1,851	*	Forest Oil Corp	4,220
782	*	Forum Energy Technologies, Inc	28,488
467		Frank’s International NV	11,488
743	*,e	Frontline Ltd	2,170
723	*,e	FX Energy, Inc	2,610
581		GasLog Ltd	18,528
750	*	Gastar Exploration, Inc	6,532
164	*,e	Geospace Technologies Corp	9,033
163	*	Glori Energy, Inc	1,770
588	e	Golar LNG Ltd	35,339
555	*	Goodrich Petroleum Corp	15,318
569		Green Plains Renewable Energy, Inc	18,703
190		Gulf Island Fabrication, Inc	4,089
359		Gulfmark Offshore, Inc	16,220
1,146	*	Gulfport Energy Corp	71,969
3,498	*,e	Halcon Resources Corp	25,500
649		Hallador Petroleum Co	6,159
11,329		Halliburton Co	804,472
1,416	*	Helix Energy Solutions Group, Inc	37,255
1,306		Helmerich & Payne, Inc	151,640
2,303	*	Hercules Offshore, Inc	9,258
3,728		Hess Corp	368,662
2,700		Holly Corp	117,963
486	*,e	Hornbeck Offshore Services, Inc	22,803
1,960	*	ION Geophysical Corp	8,271
13	*	Isramco, Inc	1,653
150	*	Jones Energy, Inc (Class A)	3,075
1,762	*	Key Energy Services, Inc	16,105
8,943		Kinder Morgan, Inc	324,273
1,319	*,e	KiOR, Inc (Class A)	475
408		Knightsbridge Tankers Ltd	5,789
3,714	*	Kodiak Oil & Gas Corp	54,039
1,636	*	Kosmos Energy LLC	18,372
1,041	*	Laredo Petroleum Holdings, Inc	32,250
2,666	*	Magnum Hunter Resources Corp	21,861
9,069		Marathon Oil Corp	362,034
3,409		Marathon Petroleum Corp	266,141
1,143	*	Matador Resources Co	33,467
383	*	Matrix Service Co	12,559
3,187	*,e	McDermott International, Inc	25,783
783	*,e	Midstates Petroleum Co, Inc	5,661
883	*,e	Miller Petroleum, Inc	5,651
120	*	Mitcham Industries, Inc	1,678
2,203		Murphy Oil Corp	146,455
3,990		Nabors Industries Ltd	117,186
5,756		National Oilwell Varco, Inc	474,007
180	*	Natural Gas Services Group, Inc	5,951
764		Navios Maritime Acq Corp	2,834
1,843	*	Newfield Exploration Co	81,461
1,138	*	Newpark Resources, Inc	14,179
4,703		Noble Energy, Inc	364,294
1,193	e	Nordic American Tanker Shipping	11,369
915		North Atlantic Drilling Ltd	9,717
911	*,e	Northern Oil And Gas, Inc	14,840
203	*,e	Nuverra Environmental Solutions, Inc	4,082
1,357	*	Oasis Petroleum, Inc	75,843
10,539		Occidental Petroleum Corp	1,081,618
1,449		Oceaneering International, Inc	113,210
630	*	Oil States International, Inc	40,377
2,788		Oneok, Inc	189,807
254	*	Pacific Ethanol, Inc	3,884
85		Panhandle Oil and Gas, Inc (Class A)	4,763
1,644	*	Parker Drilling Co	10,719
671	*	Parsley Energy, Inc	16,151
1,923		Patterson-UTI Energy, Inc	67,190

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

927		PBF Energy, Inc	$24,705
540	*	PDC Energy, Inc	34,101
3,699	e	Peabody Energy Corp	60,479
998	*,e	Penn Virginia Corp	16,916
815	*	Petroquest Energy, Inc	6,129
149	*	PHI, Inc	6,641
7,669		Phillips 66	616,818
840	*	Pioneer Energy Services Corp	14,734
1,831		Pioneer Natural Resources Co	420,782
2,264		Questar Market Resources, Inc	78,108
1,685	*,e	Quicksilver Resources, Inc	4,499
2,236		Range Resources Corp	194,420
376	*	Renewable Energy Group, Inc	4,313
1,056	*,e	Resolute Energy Corp	9,124
727	*	Rex Energy Corp	12,875
92	*	Rex Stores Corp	6,745
537	*	Rice Energy, Inc	16,352
159	*	RigNet, Inc	8,557
250	*	Ring Energy, Inc	4,362
851	*	Rosetta Resources, Inc	46,677
1,609		Rowan Cos plc	51,375
849		RPC, Inc	19,943
42	*	RSP Permian, Inc	1,362
717	*,e	Sanchez Energy Corp	26,952
7,671	*,e	SandRidge Energy, Inc	54,848
17,446		Schlumberger Ltd	2,057,756
2,658	e	Scorpio Tankers, Inc	27,032
272	*	SEACOR Holdings, Inc	22,372
4,780	e	Seadrill Ltd	190,961
572		SemGroup Corp	45,102
793	e	Ship Finance International Ltd	14,742
1,127	*,e	Solazyme, Inc	13,276
4,637	*	Southwestern Energy Co	210,937
9,074		Spectra Energy Corp	385,464
900		St. Mary Land & Exploration Co	75,690
753	*	Stone Energy Corp	35,233
2,001		Superior Energy Services	72,316
652	*,e	Swift Energy Co	8,463
1,246	*	Synergy Resources Corp	16,509
487		Targa Resources Investments, Inc	67,971
610		Teekay Corp	37,972
800	e	Teekay Tankers Ltd (Class A)	3,432
465		Tesco Corp	9,923
1,747		Tesoro Corp	102,496
1,059	*	Tetra Technologies, Inc	12,475
784	*,e	TGC Industries, Inc	4,273
645		Tidewater, Inc	36,217
304	*	TransAtlantic Petroleum Ltd	3,463
1,272	*	Triangle Petroleum Corp	14,946
2,216	*,e	Ultra Petroleum Corp	65,793
665	*	Unit Corp	45,772
380	*,e	Uranium Energy Corp	593
467	*,e	Ur-Energy, Inc	532
1,262	*	Vaalco Energy, Inc	9,124
7,194		Valero Energy Corp	360,419
2,757	*	Vantage Drilling Co	5,293
158	*	Vertex Energy, Inc	1,534
467		W&T Offshore, Inc	7,645
1,981	*	Warren Resources, Inc	12,282
714		Western Refining, Inc	26,811
179	*	Westmoreland Coal Co	6,494
1,594	*	Whiting Petroleum Corp	127,918
1,032	*	Willbros Group, Inc	12,745
9,198		Williams Cos, Inc	535,416
997		World Fuel Services Corp	49,082
2,822	*	WPX Energy, Inc	67,474
2,938	*,e	ZaZa Energy Corp	2,585

		TOTAL ENERGY	28,857,330

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.9%
418		Andersons, Inc	$21,560
461		Casey’s General Stores, Inc	32,404
300	*	Chefs’ Warehouse Holdings, Inc	5,931
5,887		Costco Wholesale Corp	677,947
15,857		CVS Corp	1,195,142
205	*,e	Fairway Group Holdings Corp	1,363
538	*,e	Fresh Market, Inc	18,007
100		Ingles Markets, Inc (Class A)	2,635
6,836		Kroger Co	337,903
423		Liberator Medical Holdings, Inc	1,586
95	*	Natural Grocers by Vitamin C	2,034
248	*	Pantry, Inc	4,018
209		Pricesmart, Inc	18,191
13,085	*	Rite Aid Corp	93,819
371		Roundy’s, Inc	2,044
2,984		Safeway, Inc	102,471
506		Spartan Stores, Inc	10,631
1,280	*,e	Sprouts Farmers Market, Inc	41,882
2,809	*	Supervalu, Inc	23,090
238	*	Susser Holdings Corp	19,211
7,842		Sysco Corp	293,683
668	*	United Natural Foods, Inc	43,487
77		Village Super Market (Class A)	1,819
12,581		Walgreen Co	932,630
21,450		Wal-Mart Stores, Inc	1,610,252
148		Weis Markets, Inc	6,768
4,931		Whole Foods Market, Inc	190,485

		TOTAL FOOD & STAPLES RETAILING	5,690,993

FOOD, BEVERAGE & TOBACCO - 4.5%
398	*	22nd Century Group, Inc	1,222
100		Alico, Inc	3,749
1,182	*	Alliance One International, Inc	2,955
26,648		Altria Group, Inc	1,117,617
228	*,e	Annie’s, Inc	7,711
8,560		Archer Daniels Midland Co	377,582
743		B&G Foods, Inc (Class A)	24,289
112	*,e	Boston Beer Co, Inc (Class A)	25,034
817	*	Boulder Brands, Inc	11,585
2,064		Brown-Forman Corp (Class B)	194,367
1,983		Bunge Ltd	149,994
271		Calavo Growers, Inc	9,168
200		Cal-Maine Foods, Inc	14,864
2,303		Campbell Soup Co	105,500
536	*	Chiquita Brands International, Inc	5,816
62		Coca-Cola Bottling Co Consolidated	4,567
52,706		Coca-Cola Co	2,232,626
3,432		Coca-Cola Enterprises, Inc	163,981
5,650		ConAgra Foods, Inc	167,692
2,063	*	Constellation Brands, Inc (Class A)	181,812
2,248	*	Darling International, Inc	46,983
1,254		Dean Foods Co	22,058
262	*	Diamond Foods, Inc	7,388
2,677		Dr Pepper Snapple Group, Inc	156,819
200	*	Farmer Bros Co	4,322
2,326		Flowers Foods, Inc	49,032
559		Fresh Del Monte Produce, Inc	17,133
8,243		General Mills, Inc	433,087
672	*	Hain Celestial Group, Inc	59,633
2,006		Hershey Co	195,324
1,582		Hillshire Brands Co	98,559
1,795		Hormel Foods Corp	88,583
1,023		Ingredion, Inc	76,766

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

170	*	Inventure Foods, Inc	$1,916
201		J&J Snack Foods Corp	18,918
1,408		J.M. Smucker Co	150,050
100		John B. Sanfilippo & Son, Inc	2,647
3,285		Kellogg Co	215,824
1,906		Keurig Green Mountain, Inc	237,507
8,058		Kraft Foods Group, Inc	483,077
260		Lancaster Colony Corp	24,742
689		Lance, Inc	18,231
150		Limoneira Co	3,295
4,863		Lorillard, Inc	296,497
1,852		McCormick & Co, Inc	132,585
2,711		Mead Johnson Nutrition Co	252,584
1,834		Molson Coors Brewing Co (Class B)	136,009
22,957		Mondelez International, Inc	863,413
1,921	*	Monster Beverage Corp	136,449
129	*	National Beverage Corp	2,441
245	*	Omega Protein Corp	3,352
20,590		PepsiCo, Inc	1,839,511
21,100		Philip Morris International, Inc	1,778,941
849	*	Pilgrim’s Pride Corp	23,229
730		Pinnacle Foods, Inc	24,017
582	*	Post Holdings, Inc	29,630
4,059		Reynolds American, Inc	244,961
320		Sanderson Farms, Inc	31,104
4	*	Seaboard Corp	12,081
134	*	Seneca Foods Corp	4,100
215	*,e	Synutra International, Inc	1,443
339	e	Tootsie Roll Industries, Inc	9,980
511	*	TreeHouse Foods, Inc	40,916
3,638		Tyson Foods, Inc (Class A)	136,570
312	e	Universal Corp	17,269
467	e	Vector Group Ltd	9,658
2,333	*	WhiteWave Foods Co (Class A)	75,519

		TOTAL FOOD, BEVERAGE & TOBACCO	13,316,284

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
301		Abaxis, Inc	13,337
20,148		Abbott Laboratories	824,053
536	*,e	Abiomed, Inc	13,475
503	*	Acadia Healthcare Co, Inc	22,887
1,030	*,e	Accuray, Inc	9,064
85	*	Addus HomeCare Corp	1,911
4,646		Aetna, Inc	376,698
489	*,e	Air Methods Corp	25,257
1,095	*	Align Technology, Inc	61,364
67	*	Alliance HealthCare Services, Inc	1,809
2,366	*	Allscripts Healthcare Solutions, Inc	37,974
72	*	Almost Family, Inc	1,590
620	*,e	Alphatec Holdings, Inc	1,011
341	*,e	Amedisys, Inc	5,708
3,161		AmerisourceBergen Corp	229,678
602	*	AMN Healthcare Services, Inc	7,405
451	*	Amsurg Corp	20,552
150		Analogic Corp	11,736
275	*	Angiodynamics, Inc	4,491
188	*	Anika Therapeutics, Inc	8,710
2,094	*,e	Antares Pharma, Inc	5,591
507	*,e	athenahealth, Inc	63,441
368	*	AtriCure, Inc	6,764
29		Atrion Corp	9,454
1,058		Bard (C.R.), Inc	151,305
7,115		Baxter International, Inc	514,415
2,592		Becton Dickinson & Co	306,634
412	*,e	Bio-Reference Labs, Inc	12,451

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

918	*,e	BioScrip, Inc	$7,656
354	*	BioTelemetry, Inc	2,538
17,865	*	Boston Scientific Corp	228,136
1,682	*	Brookdale Senior Living, Inc	56,078
484		Cantel Medical Corp	17,724
442	*	Capital Senior Living Corp	10,537
4,761		Cardinal Health, Inc	326,414
371	*	Cardiovascular Systems, Inc	11,560
2,866	*	CareFusion Corp	127,107
174	*	Castlight Health, Inc	2,645
2,775	*	Catamaran Corp	122,544
774	*	Centene Corp	58,522
4,039	*	Cerner Corp	208,332
973	*,e	Cerus Corp	4,038
258	e	Chemed Corp	24,180
187	*	Chindex International, Inc	4,430
3,604		Cigna Corp	331,460
1,546	*	Community Health Systems, Inc	70,142
168		Computer Programs & Systems, Inc	10,685
397		Conmed Corp	17,528
659		Cooper Cos, Inc	89,314
180	*	Corvel Corp	8,132
6,048		Covidien plc	545,409
296	*	Cross Country Healthcare, Inc	1,930
377		CryoLife, Inc	3,374
360	*	Cyberonics, Inc	22,486
141	*	Cynosure, Inc (Class A)	2,996
2,442	*	DaVita, Inc	176,605
1,881		Dentsply International, Inc	89,065
120	*,e	Derma Sciences, Inc	1,387
1,033	*	DexCom, Inc	40,969
1,452	*	Edwards Lifesciences Corp	124,640
524	*	Emeritus Corp	16,585
859	*	Endologix, Inc	13,065
270		Ensign Group, Inc	8,392
1,088	*	Envision Healthcare Holdings, Inc	39,070
131	*	Exactech, Inc	3,305
465	*	ExamWorks Group, Inc	14,754
10,377	*	Express Scripts Holding Co	719,437
374	*	Five Star Quality Care, Inc	1,874
665	*,e	GenMark Diagnostics, Inc	8,997
456	*	Gentiva Health Services, Inc	6,867
882	*	Globus Medical, Inc	21,097
334	*	Greatbatch, Inc	16,386
720	*	Haemonetics Corp	25,402
472	*	Hanger Orthopedic Group, Inc	14,844
4,379	*	HCA Holdings, Inc	246,888
1,061	*	Health Net, Inc	44,074
1,191		Healthsouth Corp	42,721
284	*	HealthStream, Inc	6,901
402	*,e	Healthways, Inc	7,051
241	*	HeartWare International, Inc	21,329
1,234	*	Henry Schein, Inc	146,439
836		Hill-Rom Holdings, Inc	34,702
1,170	*	HMS Holdings Corp	23,880
3,307	*	Hologic, Inc	83,832
2,092		Humana, Inc	267,190
239	*	ICU Medical, Inc	14,534
692	*	Idexx Laboratories, Inc	92,430
69	*	Inogen Inc	1,557
743	*	Insulet Corp	29,475
335	*	Integra LifeSciences Holdings Corp	15,765
525	*	Intuitive Surgical, Inc	216,195
316		Invacare Corp	5,805
1,108	*	Inverness Medical Innovations, Inc	41,461
220	*	IPC The Hospitalist Co, Inc	9,728

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

118	*	K2M Group Holdings, Inc	$1,756
735		Kindred Healthcare, Inc	16,979
1,181	*	Laboratory Corp of America Holdings	120,934
128		Landauer, Inc	5,376
223	*	LDR Holding Corp	5,577
267	*	LHC Group, Inc	5,706
600	*	LifePoint Hospitals, Inc	37,260
405	*	Magellan Health Services, Inc	25,207
611	*	Masimo Corp	14,420
3,093		McKesson Corp	575,948
746	*	MedAssets, Inc	17,039
698	*	Medidata Solutions, Inc	29,881
13,401		Medtronic, Inc	854,448
1,254	*	Merge Healthcare, Inc	2,847
557	e	Meridian Bioscience, Inc	11,496
538	*	Merit Medical Systems, Inc	8,124
405	*	Molina Healthcare, Inc	18,075
173	*	MWI Veterinary Supply, Inc	24,564
138		National Healthcare Corp	7,768
133	*	National Research Corp	1,861
431	*	Natus Medical, Inc	10,835
492	*	Neogen Corp	19,911
625	*	NuVasive, Inc	22,231
824	*	NxStage Medical, Inc	11,841
1,375		Omnicare, Inc	91,534
387	*	Omnicell, Inc	11,111
749	*	OraSure Technologies, Inc	6,449
239	*	Orthofix International NV	8,664
864	e	Owens & Minor, Inc	29,359
174	*	Oxford Immunotec Global plc	2,928
1,289		Patterson Cos, Inc	50,928
1,412	*	Pediatrix Medical Group, Inc	82,108
373	*	PharMerica Corp	10,664
164	*,e	PhotoMedex, Inc	2,009
443	*	Premier, Inc	12,847
155	*	Providence Service Corp	5,671
668		Quality Systems, Inc	10,721
2,019	e	Quest Diagnostics, Inc	118,495
382	*,e	Quidel Corp	8,446
415	*	RadNet, Inc	2,751
1,903	e	Resmed, Inc	96,349
629	*,e	Rockwell Medical Technologies, Inc	7,542
611	*	RTI Biologics, Inc	2,658
1,073		Select Medical Holdings Corp	16,739
768	*	Sirona Dental Systems, Inc	63,329
246	*	Skilled Healthcare Group, Inc (Class A)	1,547
526	*	Spectranetics Corp	12,035
3,613		St. Jude Medical, Inc	250,200
515	*	Staar Surgical Co	8,652
793		STERIS Corp	42,410
4,303		Stryker Corp	362,829
169	*	Surgical Care Affiliates, Inc	4,915
147	*	SurModics, Inc	3,149
503	*	Symmetry Medical, Inc	4,457
112	*	Tandem Diabetes Care, Inc	1,821
929	*	Team Health Holdings, Inc	46,394
343	*,e	TearLab Corp	1,670
578		Teleflex, Inc	61,037
1,310	*	Tenet Healthcare Corp	61,491
748	*	Thoratec Corp	26,075
477	*	Tornier BV	11,152
385	*	TransEnterix, Inc	1,940
334	*	Triple-S Management Corp (Class B)	5,989
100	*	TriVascular Technologies, Inc	1,557
1,379	*,e	Unilife Corp	4,082
13,145		UnitedHealth Group, Inc	1,074,604

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

567		Universal American Corp	$4,723
1,192		Universal Health Services, Inc (Class B)	114,146
164		US Physical Therapy, Inc	5,607
40		Utah Medical Products, Inc	2,058
1,474	*	Varian Medical Systems, Inc	122,548
200	*	Vascular Solutions, Inc	4,438
1,163	*	VCA Antech, Inc	40,810
508	*,e	Veeva Systems, Inc	12,929
87	*	Veracyte, Inc	1,489
275	*	Vocera Communications, Inc	3,630
677	*	Volcano Corp	11,922
603	*	WellCare Health Plans, Inc	45,020
3,752		WellPoint, Inc	403,753
980		West Pharmaceutical Services, Inc	41,336
750	*	Wright Medical Group, Inc	23,550
390	*,e	Zeltiq Aesthetics, Inc	5,924
2,251		Zimmer Holdings, Inc	233,789

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	13,316,424

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
5,788		Avon Products, Inc	84,563
580	*	Central Garden and Pet Co (Class A)	5,336
1,779		Church & Dwight Co, Inc	124,441
1,658		Clorox Co	151,541
12,280		Colgate-Palmolive Co	837,250
773		Coty, Inc	13,241
350	*	Elizabeth Arden, Inc	7,497
804		Energizer Holdings, Inc	98,112
3,095		Estee Lauder Cos (Class A)	229,835
204	e	Female Health Co	1,124
939	*	Harbinger Group, Inc	11,925
1,140	e	Herbalife Ltd	73,576
386	*	IGI Laboratories, Inc	2,050
223		Inter Parfums, Inc	6,590
5,055		Kimberly-Clark Corp	562,217
152	*	Medifast, Inc	4,622
140		Nature’s Sunshine Products, Inc	2,376
791		Nu Skin Enterprises, Inc (Class A)	58,502
127	*	Nutraceutical International Corp	3,030
63		Oil-Dri Corp of America	1,926
108		Orchids Paper Products Co	3,460
36,480		Procter & Gamble Co	2,866,963
106	*	Revlon, Inc (Class A)	3,233
291		Spectrum Brands, Inc	25,035
92	*,e	USANA Health Sciences, Inc	7,189
208		WD-40 Co	15,646

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,201,280

INSURANCE - 4.0%
4,530		ACE Ltd	469,761
6,062		Aflac, Inc	377,359
221	*	Alleghany Corp	96,825
1,322		Allied World Assurance Co Holdings Ltd	50,262
5,822		Allstate Corp	341,868
587	*	AMBAC Financial Group, Inc	16,031
836		American Equity Investment Life Holding Co	20,566
972		American Financial Group, Inc	57,892
19,829		American International Group, Inc	1,082,267
85		American National Insurance Co	9,707
202		Amerisafe, Inc	8,215
354	e	Amtrust Financial Services, Inc	14,801
3,980		Aon plc	358,558
1,799	*	Arch Capital Group Ltd	103,335
351		Argo Group International Holdings Ltd	17,940
2,107		Arthur J. Gallagher & Co	98,186

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

878		Aspen Insurance Holdings Ltd	$39,879
961		Assurant, Inc	62,994
2,410		Assured Guaranty Ltd	59,045
154	*	Atlas Financial Holdings, Inc	2,335
1,446		Axis Capital Holdings Ltd	64,029
125		Baldwin & Lyons, Inc (Class B)	3,242
24,411	*	Berkshire Hathaway, Inc (Class B)	3,089,456
1,753		Brown & Brown, Inc	53,835
3,280		Chubb Corp	302,318
2,243		Cincinnati Financial Corp	107,754
590	*,e	Citizens, Inc (Class A)	4,366
303		CNA Financial Corp	12,247
2,903		Conseco, Inc	51,673
375		Crawford & Co (Class B)	3,780
143		Donegal Group, Inc (Class A)	2,188
280	*	eHealth, Inc	10,632
60		EMC Insurance Group, Inc	1,847
421		Employers Holdings, Inc	8,917
551	e	Endurance Specialty Holdings Ltd	28,426
108	*	Enstar Group Ltd	16,279
396		Erie Indemnity Co (Class A)	29,803
619		Everest Re Group Ltd	99,343
130		FBL Financial Group, Inc (Class A)	5,980
152		Federated National Holding Co	3,876
3,669		Fidelity National Title Group, Inc (Class A)	120,196
1,423		First American Financial Corp	39,545
6,657	*	Genworth Financial, Inc (Class A)	115,832
327	*	Greenlight Capital Re Ltd (Class A)	10,771
136	*	Hallmark Financial Services	1,462
539		Hanover Insurance Group, Inc	34,038
6,033		Hartford Financial Services Group, Inc	216,042
1,340		HCC Insurance Holdings, Inc	65,580
121	e	HCI Group, Inc	4,913
909	*	Hilltop Holdings, Inc	19,325
467		Horace Mann Educators Corp	14,603
154		Infinity Property & Casualty Corp	10,353
51		Kansas City Life Insurance Co	2,319
614		Kemper Corp	22,632
3,399		Lincoln National Corp	174,845
4,326		Loews Corp	190,387
553		Maiden Holdings Ltd	6,686
187	*	Markel Corp	122,605
7,594		Marsh & McLennan Cos, Inc	393,521
1,899	*	MBIA, Inc	20,965
694		Meadowbrook Insurance Group, Inc	4,990
361		Mercury General Corp	16,981
12,526		Metlife, Inc	695,945
525		Montpelier Re Holdings Ltd	16,774
415		National General Holdings Corp	7,221
95		National Interstate Corp	2,662
92		National Western Life Insurance Co (Class A)	22,946
149	*	Navigators Group, Inc	9,990
3,288		Old Republic International Corp	54,384
313		OneBeacon Insurance Group Ltd (Class A)	4,864
678		PartnerRe Ltd	74,044
83	*	Phoenix Cos, Inc	4,016
369		Platinum Underwriters Holdings Ltd	23,930
747		Primerica, Inc	35,744
3,879		Principal Financial Group	195,812
800		ProAssurance Corp	35,520
7,942		Progressive Corp	201,409
1,036		Protective Life Corp	71,826
6,101		Prudential Financial, Inc	541,586
927		Reinsurance Group of America, Inc (Class A)	73,140
583		RenaissanceRe Holdings Ltd	62,381
536		RLI Corp	24,538

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

174		Safety Insurance Group, Inc	$8,940
656		Selective Insurance Group, Inc	16,216
587		Stancorp Financial Group, Inc	37,568
200		State Auto Financial Corp	4,686
288		Stewart Information Services Corp	8,931
1,030		Symetra Financial Corp	23,422
598	*	Third Point Reinsurance Ltd	9,125
1,178		Torchmark Corp	96,502
354	e	Tower Group International Ltd	637
4,643		Travelers Cos, Inc	436,767
110	*	United America Indemnity Ltd	2,859
234		United Fire & Casualty Co	6,861
144		United Insurance Holdings Corp	2,485
384		Universal Insurance Holdings, Inc	4,980
3,453		UnumProvident Corp	120,026
1,218		Validus Holdings Ltd	46,576
1,346		W.R. Berkley Corp	62,333
78		White Mountains Insurance Group Ltd	47,458
3,642		XL Capital Ltd	119,203

		TOTAL INSURANCE	12,010,715

MATERIALS - 3.9%
412		A. Schulman, Inc	15,944
484	*	Advanced Emissions Solutions, Inc	11,098
78	*	AEP Industries, Inc	2,720
2,855		Air Products & Chemicals, Inc	367,210
997		Airgas, Inc	108,583
1,834	*,e	AK Steel Holding Corp	14,599
1,067		Albemarle Corp	76,290
15,726		Alcoa, Inc	234,160
1,456		Allegheny Technologies, Inc	65,666
1,470	*,e	Allied Nevada Gold Corp	5,527
350		American Vanguard Corp	4,627
79		Ampco-Pittsburgh Corp	1,812
1,019		Aptargroup, Inc	68,283
1,042		Ashland, Inc	113,307
1,277		Avery Dennison Corp	65,446
932		Axiall Corp	44,056
437		Balchem Corp	23,406
1,890		Ball Corp	118,465
1,348		Bemis Co, Inc	54,810
1,146	*	Berry Plastics Group, Inc	29,567
511	*	Boise Cascade Co	14,635
300		Brush Engineered Materials, Inc	11,097
989		Cabot Corp	57,352
730	*	Calgon Carbon Corp	16,301
712		Carpenter Technology Corp	45,034
200	*,e	Castle (A.M.) & Co	2,208
2,092		Celanese Corp (Series A)	134,474
742	*	Century Aluminum Co	11,635
703		CF Industries Holdings, Inc	169,093
90		Chase Corp	3,073
1,559	*	Chemtura	40,737
274	*	Clearwater Paper Corp	16,911
2,110	e	Cliffs Natural Resources, Inc	31,755
1,418	*	Coeur d’Alene Mines Corp	13,017
1,538		Commercial Metals Co	26,623
452		Compass Minerals International, Inc	43,274
1,864	*	Crown Holdings, Inc	92,753
481		Cytec Industries, Inc	50,707
127		Deltic Timber Corp	7,673
860		Domtar Corp	36,851
16,168		Dow Chemical Co	832,005
12,199		Du Pont (E.I.) de Nemours & Co	798,303
671		Eagle Materials, Inc	63,262

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,921		Eastman Chemical Co	$167,799
3,576		Ecolab, Inc	398,152
962	*	Ferro Corp	12,083
835	*	Flotek Industries, Inc	26,854
1,786		FMC Corp	127,145
13,991		Freeport-McMoRan Copper & Gold, Inc (Class B)	510,671
235		FutureFuel Corp	3,899
1,260	*,e	General Moly, Inc	1,449
553		Glatfelter	14,671
856		Globe Specialty Metals, Inc	17,788
509	e	Gold Resource Corp	2,576
4,205	*	Graphic Packaging Holding Co	49,198
417		Greif, Inc (Class A)	22,752
672		H.B. Fuller Co	32,323
142		Hawkins, Inc	5,274
166		Haynes International, Inc	9,394
985	*	Headwaters, Inc	13,682
4,603	e	Hecla Mining Co	15,880
716	*	Horsehead Holding Corp	13,074
2,705		Huntsman Corp	76,010
294		Innophos Holdings, Inc	16,926
327		Innospec, Inc	14,117
1,075		International Flavors & Fragrances, Inc	112,101
5,896		International Paper Co	297,571
748	*,e	Intrepid Potash, Inc	12,536
245		Kaiser Aluminum Corp	17,853
1,135	*	Kapstone Paper and Packaging Corp	37,603
75		KMG Chemicals, Inc	1,348
239		Koppers Holdings, Inc	9,142
396	*	Kraton Polymers LLC	8,866
274		Kronos Worldwide, Inc	4,294
359	*	Landec Corp	4,484
1,868	*	Louisiana-Pacific Corp	28,057
229	*	LSB Industries, Inc	9,542
5,915		LyondellBasell Industries AF S.C.A	577,600
658		Martin Marietta Materials, Inc	86,889
2,107		MeadWestvaco Corp	93,256
492		Minerals Technologies, Inc	32,265
2,443	*,e	Molycorp, Inc	6,278
7,032		Monsanto Co	877,172
4,489		Mosaic Co	221,981
371		Myers Industries, Inc	7,453
208		Neenah Paper, Inc	11,055
129		NewMarket Corp	50,582
6,649		Newmont Mining Corp	169,151
707		Noranda Aluminium Holding Corp	2,496
4,272		Nucor Corp	210,396
1,054		Olin Corp	28,374
170		Olympic Steel, Inc	4,207
431		OM Group, Inc	13,977
511	*	Omnova Solutions, Inc	4,645
2,214	*	Owens-Illinois, Inc	76,693
1,308		Packaging Corp of America	93,509
988	*	Platform Specialty Products Corp	27,694
1,229		PolyOne Corp	51,790
1,855		PPG Industries, Inc	389,828
3,930		Praxair, Inc	522,061
166		Quaker Chemical Corp	12,747
593	*	Rayonier Advanced Materials, Inc	22,992
1,043		Reliance Steel & Aluminum Co	76,880
3,125	*	Rentech, Inc	8,094
875	*,e	Resolute Forest Products	14,682
963		Rock-Tenn Co (Class A)	101,683
1,021		Rockwood Holdings, Inc	77,586
838		Royal Gold, Inc	63,789
1,667		RPM International, Inc	76,982

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

412	*	RTI International Metals, Inc	$10,955
246		Schnitzer Steel Industries, Inc (Class A)	6,413
409		Schweitzer-Mauduit International, Inc	17,857
601		Scotts Miracle-Gro Co (Class A)	34,173
2,568		Sealed Air Corp	87,749
570	*	Senomyx, Inc	4,930
694		Sensient Technologies Corp	38,670
1,155		Sherwin-Williams Co	238,981
1,656		Sigma-Aldrich Corp	168,051
581		Silgan Holdings, Inc	29,526
1,370		Sonoco Products Co	60,184
2,091		Southern Copper Corp (NY)	63,504
2,996		Steel Dynamics, Inc	53,778
258		Stepan Co	13,638
1,631	*	Stillwater Mining Co	28,624
936	*	SunCoke Energy, Inc	20,124
1,126	*	Tahoe Resources, Inc	29,501
382	*	Taminco Corp	8,885
298	*,e	Texas Industries, Inc	27,523
254	*	Trecora Resources	3,007
333		Tredegar Corp	7,796
824		Tronox Ltd	22,166
70	*	UFP Technologies, Inc	1,686
30		United States Lime & Minerals, Inc	1,944
1,941	e	United States Steel Corp	50,544
72	*	Universal Stainless & Alloy	2,339
179	*	US Concrete, Inc	4,430
721		US Silica Holdings Inc	39,972
1,192		Valspar Corp	90,818
1,685		Vulcan Materials Co	107,419
952	e	Walter Energy, Inc	5,188
624		Wausau Paper Corp	6,752
546		Westlake Chemical Corp	45,733
708		Worthington Industries, Inc	30,472
1,024	*	WR Grace & Co	96,799
260		Zep, Inc	4,592

		TOTAL MATERIALS	11,518,973

MEDIA - 3.4%
252		AH Belo Corp (Class A)	2,986
171		AMC Entertainment Holdings, Inc	4,253
790	*	AMC Networks, Inc	48,577
60		Beasley Broadcasting Group, Inc	381
2,623	e	Cablevision Systems Corp (Class A)	46,296
409	*	Carmike Cinemas, Inc	14,368
7,624		CBS Corp (Class B)	473,755
301		CBS Outdoor Americas, Inc	9,837
947	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	2,671
1,047	*	Charter Communications, Inc	165,824
1,461		Cinemark Holdings, Inc	51,661
566		Clear Channel Outdoor Holdings, Inc (Class A)	4,630
34,849		Comcast Corp (Class A)	1,870,694
465	*	Crown Media Holdings, Inc (Class A)	1,688
1,819	*	Cumulus Media, Inc (Class A)	11,987
15	*,e	Daily Journal Corp	3,100
219	*,e	Dex Media, Inc	2,440
6,276	*	DIRECTV	533,523
3,079	*	Discovery Communications, Inc (Class A)	228,708
2,861	*	DISH Network Corp (Class A)	186,194
943	*,e	DreamWorks Animation SKG, Inc (Class A)	21,934
285	*	Entercom Communications Corp (Class A)	3,058
776		Entravision Communications Corp (Class A)	4,827
219	*	Eros International plc	3,322
414	*	EW Scripps Co (Class A)	8,760
2,766		Gannett Co, Inc	86,603

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

134	*,e	Global Sources Ltd	$1,109
966	*	Gray Television, Inc	12,684
700		Harte-Hanks, Inc	5,033
5,693		Interpublic Group of Cos, Inc	111,070
571		John Wiley & Sons, Inc (Class A)	34,597
601	*	Journal Communications, Inc (Class A)	5,331
1,066		Lamar Advertising Co (Class A)	56,498
719	*	Lee Enterprises, Inc	3,200
31	*	Liberty Global plc	1,312
1,273	*	Liberty Media Corp	173,994
1,079	e	Lions Gate Entertainment Corp	30,838
1,880	*	Live Nation, Inc	46,417
175	*	Loral Space & Communications, Inc	12,721
800	*	Madison Square Garden, Inc	49,960
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	1,123
821	*	McClatchy Co (Class A)	4,557
554		MDC Partners, Inc	11,905
690	*,e	Media General, Inc (Class A)	14,166
465		Meredith Corp	22,487
279		Morningstar, Inc	20,035
760		National CineMedia, Inc	13,308
403	*	New Media Investment Group, Inc	5,686
1,789		New York Times Co (Class A)	27,211
6,672	*	News Corp	119,696
397	e	Nexstar Broadcasting Group, Inc (Class A)	20,489
3,467		Omnicom Group, Inc	246,920
214	*	Radio One, Inc	1,055
120	*,e	ReachLocal, Inc	844
210	*	Reading International, Inc	1,791
1,106	e	Regal Entertainment Group (Class A)	23,337
114	*	Rentrak Corp	5,979
51		Saga Communications, Inc	2,179
130		Salem Communications	1,230
365		Scholastic Corp	12,443
1,417		Scripps Networks Interactive (Class A)	114,975
322	*	SFX Entertainment, Inc	2,608
899	e	Sinclair Broadcast Group, Inc (Class A)	31,240
37,275	*,e	Sirius XM Holdings, Inc	128,971
300	*	Sizmek, Inc	2,859
1,255	*	Starz-Liberty Capital	37,386
4,900	e	Thomson Corp	178,164
3,753		Time Warner Cable, Inc	552,817
11,863		Time Warner, Inc	833,376
1,479	*	Time, Inc	35,821
25,673		Twenty-First Century Fox, Inc	902,406
5,771		Viacom, Inc (Class B)	500,519
23,261		Walt Disney Co	1,994,398
251	e	World Wrestling Entertainment, Inc (Class A)	2,994

		TOTAL MEDIA	10,211,816

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
21,330		AbbVie, Inc	1,203,865
1,057	*,e	Acadia Pharmaceuticals, Inc	23,878
305	*	Accelerate Diagnostics, Inc	7,930
221	*,e	Acceleron Pharma, Inc	7,507
332	*	AcelRx Pharmaceuticals, Inc	3,403
93	*	Achaogen, Inc	1,298
1,268	*,e	Achillion Pharmaceuticals, Inc	9,599
533	*	Acorda Therapeutics, Inc	17,967
2,377	*	Actavis plc	530,190
266	*	Actinium Pharmaceuticals, Inc	1,921
373	*,e	Aegerion Pharmaceuticals, Inc	11,970
141	*	Aerie Pharmaceuticals, Inc	3,493
970	*,e	Affymetrix, Inc	8,643
834	*	Agenus, Inc	2,685

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,473		Agilent Technologies, Inc	$256,929
182	*	Agios Pharmaceuticals, Inc	8,339
105	*	Akebia Therapeutics, Inc	2,918
902	*	Akorn, Inc	29,991
309	*,e	Albany Molecular Research, Inc	6,217
107	*	Alder Biopharmaceuticals, Inc	2,147
2,665	*	Alexion Pharmaceuticals, Inc	416,406
352	*	Alimera Sciences, Inc	2,105
1,939	*	Alkermes plc	97,590
3,992		Allergan, Inc	675,526
891	*,e	Alnylam Pharmaceuticals, Inc	56,284
252	*,e	AMAG Pharmaceuticals, Inc	5,221
10,172		Amgen, Inc	1,204,060
549	*	Ampio Pharmaceuticals, Inc	4,584
442	*,e	Anacor Pharmaceuticals, Inc	7,837
92	*	ANI Pharmaceuticals, Inc	3,168
65	*	Applied Genetic Technologies Corp	1,501
328	*	Aratana Therapeutics, Inc	5,120
3,077	*,e	Arena Pharmaceuticals, Inc	18,031
2,277	*,e	Ariad Pharmaceuticals, Inc	14,504
744	*,e	Arqule, Inc	1,153
1,535	*	Array Biopharma, Inc	7,000
696	*	Arrowhead Research Corp	9,960
108	*	Auspex Pharmaceuticals Inc	2,405
674	*,e	Auxilium Pharmaceuticals, Inc	13,520
2,170	*	AVANIR Pharmaceuticals, Inc	12,239
489	*,e	AVEO Pharmaceuticals, Inc	895
915	*	BioCryst Pharmaceuticals, Inc	11,666
561	*,e	BioDelivery Sciences International, Inc	6,771
3,194	*	Biogen Idec, Inc	1,007,100
1,970	*	BioMarin Pharmaceuticals, Inc	122,554
984	*	Bio-Path Holdings, Inc	3,001
319	*	Bio-Rad Laboratories, Inc (Class A)	38,187
49	*	Biospecifics Technologies Corp	1,321
252	*,e	Biotime, Inc	769
256	*	Bluebird Bio, Inc	9,874
22,016		Bristol-Myers Squibb Co	1,067,996
1,477	*	Bruker BioSciences Corp	35,847
396	*	Cambrex Corp	8,197
72	*	Cara Therapeutics Inc	1,225
10,742	*	Celgene Corp	922,523
1,210	*,e	Celldex Therapeutics, Inc	19,747
130	*	Cellular Dynamics International, Inc	1,894
307	*	Cempra, Inc	3,294
935	*,e	Cepheid, Inc	44,824
653	*	Charles River Laboratories International, Inc	34,949
316	*,e	ChemoCentryx, Inc	1,849
362	*	Chimerix, Inc	7,942
331	*	Clovis Oncology, Inc	13,707
492	*,e	Corcept Therapeutics, Inc	1,378
170	*,e	Coronado Biosciences, Inc	292
770	*	Covance, Inc	65,897
1,800	*,e	CTI BIOPHARMA CORP	5,058
857	*	Cubist Pharmaceuticals, Inc	59,836
754	*,e	Curis, Inc	1,402
327	*	Cytokinetics, Inc	1,563
335	*,e	Cytori Therapeutics, Inc	801
748	*	CytRx Corp	3,127
2,347	*,e	Dendreon Corp	5,398
778	*	Depomed, Inc	10,814
208	*	Durata Therapeutics, Inc	3,542
1,822	*	Dyax Corp	17,491
3,526	*,e	Dynavax Technologies Corp	5,642
13,198		Eli Lilly & Co	820,520
392	*	Emergent Biosolutions, Inc	8,804
135	*	Enanta Pharmaceuticals, Inc	5,814

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,043	*	Endo International plc	$143,051
379	*,e	Endocyte, Inc	2,498
458	*	Enzo Biochem, Inc	2,404
551	e	Enzon Pharmaceuticals, Inc	573
172	*	Epizyme, Inc	5,353
1,111	*,e	Exact Sciences Corp	18,920
2,612	*,e	Exelixis, Inc	8,855
231	*	Five Prime Therapeutics, Inc	3,592
376	*	Fluidigm Corp	11,054
3,764	*	Forest Laboratories, Inc	372,636
187	*	Foundation Medicine, Inc	5,042
104	*	Furiex Pharmaceuticals Inc	11,043
242	*	Galectin Therapeutics, Inc	3,342
1,383	*,e	Galena Biopharma, Inc	4,232
52	*	Genocea Biosciences Inc	975
270	*	Genomic Health, Inc	7,398
2,105	*,e	Geron Corp	6,757
20,645	*	Gilead Sciences, Inc	1,711,677
269	*	Golf Trust Of America, Inc	2,416
1,375	*,e	Halozyme Therapeutics, Inc	13,585
72	*,e	Harvard Apparatus Regenerative Technology, Inc	752
290	*,e	Harvard Bioscience, Inc	1,319
261	*	Heron Therapeutics, Inc	3,216
853	*,e	Horizon Pharma, Inc	13,494
2,242	*	Hospira, Inc	115,172
183	*	Hyperion Therapeutics, Inc	4,776
1,595	*	Idenix Pharmaceuticals, Inc	38,440
807	*	Idera Pharmaceuticals, Inc	2,340
1,721	*	Illumina, Inc	307,267
1,151	*,e	Immunogen, Inc	13,639
1,305	*,e	Immunomedics, Inc	4,763
940	*	Impax Laboratories, Inc	28,191
1,928	*	Incyte Corp	108,816
629	*	Infinity Pharmaceuticals, Inc	8,013
807	*	Inovio Pharmaceuticals, Inc	8,724
527	*	Insmed, Inc	10,529
143	*,e	Insys Therapeutics, Inc	4,466
167	*	Intercept Pharmaceuticals, Inc	39,517
1,322	*	InterMune, Inc	58,366
229	*	Intra-Cellular Therapies, Inc	3,861
478	*	Intrexon Corp	12,012
1,617	*	Ironwood Pharmaceuticals, Inc	24,789
1,577	*,e	Isis Pharmaceuticals, Inc	54,328
797	*	Jazz Pharmaceuticals plc	117,167
37,874		Johnson & Johnson	3,962,378
180	*,e	Karyopharm Therapeutics, Inc	8,379
1,264	*,e	Keryx Biopharmaceuticals, Inc	19,440
141	*	Kindred Biosciences Inc	2,628
252	*,e	KYTHERA Biopharmaceuticals, Inc	9,669
345	*	Lannett Co, Inc	17,119
3,446	*	Lexicon Pharmaceuticals, Inc	5,548
278	*	Ligand Pharmaceuticals, Inc (Class B)	17,317
588	*	Luminex Corp	10,084
268	*	MacroGenics, Inc	5,824
780	*,e	Mallinckrodt plc	62,416
3,038	*,e	MannKind Corp	33,388
828	*	Medicines Co	24,062
1,025	*	Medivation, Inc	79,007
39,203		Merck & Co, Inc	2,267,894
1,198	*,e	Merrimack Pharmaceuticals, Inc	8,733
407	*	Mettler-Toledo International, Inc	103,044
1,119	*,e	MiMedx Group, Inc	7,934
96	*	Mirati Therapeutics, Inc	1,920
571	*	Momenta Pharmaceuticals, Inc	6,898
5,014	*	Mylan Laboratories, Inc	258,522

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,004	*,e	Myriad Genetics, Inc	$39,076
135	*	NanoString Technologies, Inc	2,018
538	*	NanoViricides, Inc	2,260
2,022	*,e	Navidea Biopharmceuticals, Inc	2,993
1,670	*	Nektar Therapeutics	21,409
317	*	NeoStem, Inc	2,067
922	*	Neuralstem, Inc	3,891
1,018	*	Neurocrine Biosciences, Inc	15,107
266	*,e	NewLink Genetics Corp	7,062
476	*	Northwest Biotherapeutics, Inc	3,194
2,808	*,e	Novavax, Inc	12,973
1,426	*	NPS Pharmaceuticals, Inc	47,129
282	*	Ohr Pharmaceutical, Inc	2,682
447	*,e	Omeros Corp	7,778
120	*	OncoGenex Pharmaceutical, Inc	448
170	*	OncoMed Pharmaceuticals, Inc	3,961
949	*	Oncothyreon, Inc	3,075
186	*	Ophthotech Corp	7,870
2,678	*,e	Opko Health, Inc	23,674
1,560	*,e	Orexigen Therapeutics, Inc	9,641
838	*	Organovo Holdings, Inc	6,997
254	*,e	Osiris Therapeutics, Inc	3,967
207	*	OvaScience, Inc	1,898
772	*	Pacific Biosciences of California, Inc	4,771
506	*	Pacira Pharmaceuticals, Inc	46,481
510	*	Pain Therapeutics, Inc	2,933
762	*	Parexel International Corp	40,264
2,085	e	PDL BioPharma, Inc	20,183
1,810	*,e	Peregrine Pharmaceuticals, Inc	3,403
1,519		PerkinElmer, Inc	71,150
1,795		Perrigo Co plc	261,639
85,569		Pfizer, Inc	2,539,688
817	*,e	Pharmacyclics, Inc	73,293
197	*	Phibro Animal Health Corp	4,324
495	*	Portola Pharmaceuticals, Inc	14,444
322		Pozen, Inc	2,682
621	*	Prestige Brands Holdings, Inc	21,046
933	*	Progenics Pharmaceuticals, Inc	4,021
294	*	Prothena Corp plc	6,630
298	*	PTC Therapeutics, Inc	7,790
309	*	Puma Biotechnology, Inc	20,394
3,176	*,e	Qiagen NV (NASDAQ)	77,653
818	e	Questcor Pharmaceuticals, Inc	75,657
758	*	Quintiles Transnational Holdings, Inc	40,394
840	*,e	Raptor Pharmaceutical Corp	9,702
207	*	Receptos, Inc	8,818
207	*	Regado Biosciences, Inc	1,406
1,058	*	Regeneron Pharmaceuticals, Inc	298,853
184	*	Regulus Therapeutics, Inc	1,479
227	*	Relypsa, Inc	5,521
390	*	Repligen Corp	8,888
310	*,e	Repros Therapeutics, Inc	5,363
285	*	Retrophin, Inc	3,346
93	*	Revance Therapeutics, Inc	3,162
854	*	Rigel Pharmaceuticals, Inc	3,100
214	*	Sagent Pharmaceuticals	5,534
851	*	Salix Pharmaceuticals Ltd	104,971
912	*,e	Sangamo Biosciences, Inc	13,926
552	*,e	Sarepta Therapeutics, Inc	16,444
716	*	Sciclone Pharmaceuticals, Inc	3,766
1,356	*,e	Seattle Genetics, Inc	51,867
1,561	*,e	Sequenom, Inc	6,041
310	*,e	SIGA Technologies, Inc	874
823	*,e	Spectrum Pharmaceuticals, Inc	6,691
119	*	Stemline Therapeutics, Inc	1,746
238	*	Sucampo Pharmaceuticals, Inc (Class A)	1,642

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

696	*	Sunesis Pharmaceuticals, Inc	$4,538
393	*,e	Supernus Pharmaceuticals, Inc	4,303
287	*,e	Synageva BioPharma Corp	30,078
1,430	*,e	Synergy Pharmaceuticals, Inc	5,820
778	*,e	Synta Pharmaceuticals Corp	3,182
286	*,e	Targacept, Inc	1,290
506		Techne Corp	46,840
259	*	TESARO, Inc	8,057
296	*	Tetraphase Pharmaceuticals, Inc	3,993
315	*	TG Therapeutics, Inc	2,958
1,599	*,e	TherapeuticsMD, Inc	7,068
316	*,e	Theravance Biopharma, Inc	10,074
1,105	*,e	Theravance, Inc	32,907
5,150		Thermo Electron Corp	607,700
582	*,e	Threshold Pharmaceuticals, Inc	2,305
89	*	Ultragenyx Pharmaceutical, Inc	3,995
644	*	United Therapeutics Corp	56,988
454	*,e	Vanda Pharmaceuticals, Inc	7,346
182	*,e	Verastem, Inc	1,649
93	*	Versartis, Inc	2,608
3,177	*	Vertex Pharmaceuticals, Inc	300,798
423	*,e	Vical, Inc	516
69	*	Vital Therapies, Inc	1,880
1,259	*,e	Vivus, Inc	6,698
1,182	*	Waters Corp	123,448
196	*	Xencor Inc	2,278
288	*	Xenoport, Inc	1,391
1,173	*	XOMA Corp	5,384
1,089	*,e	ZIOPHARM Oncology, Inc	4,389
6,848		Zoetis Inc	220,985
1,610	*,e	Zogenix, Inc	3,236

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	24,962,031

REAL ESTATE - 3.7%
770		Acadia Realty Trust	21,629
370		AG Mortgage Investment Trust	7,004
171		Agree Realty Corp	5,169
654		Alexander & Baldwin, Inc	27,108
28		Alexander’s, Inc	10,345
1,010		Alexandria Real Estate Equities, Inc	78,416
19	*	Altisource Asset Management Corp	13,738
196	*	Altisource Portfolio Solutions S.A.	22,458
766		Altisource Residential Corp	19,939
481		American Assets Trust,Inc	16,619
1,407		American Campus Communities, Inc	53,804
4,878		American Capital Agency Corp	114,194
778		American Capital Mortgage, Inc	15,576
1,874		American Homes 4 Rent	33,282
119		American Realty Capital Healthcare Trust, Inc	1,296
12,181		American Realty Capital Properties, Inc	152,628
432	*	American Residential Properties, Inc	8,100
5,437		American Tower Corp	489,221
264		AmREIT, Inc (Class B)	4,831
12,710		Annaly Capital Management, Inc	145,275
1,733		Anworth Mortgage Asset Corp	8,942
1,960		Apartment Investment & Management Co (Class A)	63,249
619		Apollo Commercial Real Estate Finance, Inc	10,207
100		Ares Commercial Real Estate Corp	1,241
244		Armada Hoffler Properties, Inc	2,362
4,902		ARMOUR Residential REIT, Inc	21,226
252		Ashford Hospitality Prime, Inc	4,324
940		Ashford Hospitality Trust, Inc	10,848
672		Associated Estates Realty Corp	12,109
110	*	AV Homes, Inc	1,798
1,739		AvalonBay Communities, Inc	247,268

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

264		Aviv REIT, Inc	$7,437
2,582		BioMed Realty Trust, Inc	56,365
2,116		Boston Properties, Inc	250,069
2,048		Brandywine Realty Trust	31,949
678		Brixmor Property Group, Inc	15,560
1,148		Camden Property Trust	81,680
868		Campus Crest Communities, Inc	7,517
1,285		Capstead Mortgage Corp	16,898
270	*	CareTrust REIT, Inc	5,346
162		CatchMark Timber Trust Inc	2,215
2,180		CBL & Associates Properties, Inc	41,420
3,818	*	CBRE Group, Inc	122,329
1,018		Cedar Shopping Centers, Inc	6,362
3,262		Chambers Street Properties	26,226
354		Chatham Lodging Trust	7,753
691		Chesapeake Lodging Trust	20,889
13,535		Chimera Investment Corp	43,177
1,239		Colony Financial, Inc	28,770
801		Columbia Property Trust, Inc	20,834
77		Consolidated-Tomoka Land Co	3,534
282		Coresite Realty	9,326
1,194		Corporate Office Properties Trust	33,205
2,662		Cousins Properties, Inc	33,142
4,482		Crown Castle International Corp	332,833
1,936		CubeSmart	35,467
254		CyrusOne, Inc	6,325
2,264		CYS Investments, Inc	20,421
4,414		DCT Industrial Trust, Inc	36,239
4,170		DDR Corp	73,517
2,598		DiamondRock Hospitality Co	33,306
1,851		Digital Realty Trust, Inc	107,950
1,927		Douglas Emmett, Inc	54,380
4,573		Duke Realty Corp	83,046
851		DuPont Fabros Technology, Inc	22,943
1,055		Dynex Capital, Inc	9,337
420		EastGroup Properties, Inc	26,977
1,317		Education Realty Trust, Inc	14,145
1,208		Empire State Realty Trust, Inc	19,932
730		Entertainment Properties Trust	40,785
1,120		Equity Lifestyle Properties, Inc	49,459
824		Equity One, Inc	19,438
4,845		Equity Residential	305,235
861		Essex Property Trust, Inc	159,207
629		Excel Trust, Inc	8,385
1,582		Extra Space Storage, Inc	84,241
920		Federal Realty Investment Trust	111,246
1,666		FelCor Lodging Trust, Inc	17,510
1,477		First Industrial Realty Trust, Inc	27,827
788		First Potomac Realty Trust	10,339
2,206	*	Forest City Enterprises, Inc (Class A)	43,833
498	*	Forestar Real Estate Group, Inc	9,507
1,181		Franklin Street Properties Corp	14,857
1,131		Gaming and Leisure Properties, Inc	38,420
7,718		General Growth Properties, Inc	181,836
343		Getty Realty Corp	6,544
475		Gladstone Commercial Corp	8,488
1,772		Glimcher Realty Trust	19,191
734		Government Properties Income Trust	18,636
1,578		Gramercy Property Trust, Inc	9,547
38		Griffin Land & Nurseries, Inc (Class A)	1,121
292		Hannon Armstrong Sustainable Infrastructure Capital, Inc	4,187
1,296		Hatteras Financial Corp	25,674
6,147		HCP, Inc	254,363
4,121		Health Care REIT, Inc	258,263
1,288		Healthcare Realty Trust, Inc	32,741
3,183		Healthcare Trust of America, Inc	38,323

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,705		Hersha Hospitality Trust	$18,151
1,279		Highwoods Properties, Inc	53,654
804		Home Properties, Inc	51,424
2,009		Hospitality Properties Trust	61,074
10,376		Host Marriott Corp	228,376
532	*	Howard Hughes Corp	83,966
1,589		HRPT Properties Trust	41,822
737		Hudson Pacific Properties	18,676
1,113		Inland Real Estate Corp	11,831
1,651		Invesco Mortgage Capital, Inc	28,661
1,430		Investors Real Estate Trust	13,170
1,138	*	iStar Financial, Inc	17,047
598		Jones Lang LaSalle, Inc	75,581
963		Kennedy-Wilson Holdings, Inc	25,828
1,156		Kilroy Realty Corp	71,996
5,803		Kimco Realty Corp	133,353
1,214		Kite Realty Group Trust	7,454
1,396		LaSalle Hotel Properties	49,265
2,758		Lexington Corporate Properties Trust	30,366
1,981		Liberty Property Trust	75,139
458		LTC Properties, Inc	17,880
1,887		Macerich Co	125,957
1,189		Mack-Cali Realty Corp	25,540
2,313		Medical Properties Trust, Inc	30,624
4,918		MFA Mortgage Investments, Inc	40,377
1,004		Mid-America Apartment Communities, Inc	73,342
750		Monmouth Real Estate Investment Corp (Class A)	7,530
443		National Health Investors, Inc	27,714
1,628		National Retail Properties, Inc	60,545
3,838		New Residential Investment Corp	24,179
1,065		New York Mortgage Trust, Inc	8,318
374	*	New York REIT, Inc	4,136
4,910		NorthStar Realty Finance Corp	85,336
1,715		Omega Healthcare Investors, Inc	63,215
251		One Liberty Properties, Inc	5,356
955		Parkway Properties, Inc	19,721
843		Pebblebrook Hotel Trust	31,157
892		Pennsylvania REIT	16,787
1,022		Pennymac Mortgage Investment Trust	22,423
2,149		Piedmont Office Realty Trust, Inc	40,702
2,504		Plum Creek Timber Co, Inc	112,930
745		Post Properties, Inc	39,828
545		Potlatch Corp	22,563
6,920		Prologis, Inc	284,343
261		PS Business Parks, Inc	21,791
1,933		Public Storage, Inc	331,220
1,095		RAIT Investment Trust	9,056
917		Ramco-Gershenson Properties	15,241
1,780		Rayonier, Inc	63,279
143		Re/Max Holdings, Inc	4,231
1,960	*	Realogy Holdings Corp	73,912
3,064		Realty Income Corp	136,103
1,075		Redwood Trust, Inc	20,930
1,287		Regency Centers Corp	71,660
1,691		Resource Capital Corp	9,520
1,005		Retail Opportunities Investment Corp	15,809
3,173		Retail Properties of America, Inc	48,801
1,756		RLJ Lodging Trust	50,731
262		Rouse Properties, Inc	4,483
580		Ryman Hospitality Properties	27,927
634		Sabra Healthcare REIT, Inc	18,202
133		Saul Centers, Inc	6,464
494		Select Income REIT	14,642
2,733		Senior Housing Properties Trust	66,385
516		Silver Bay Realty Trust Corp	8,421
4,094		Simon Property Group, Inc	680,750

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,298		SL Green Realty Corp	$142,014
442		Sovran Self Storage, Inc	34,144
5,445		Spirit Realty Capital, Inc	61,855
810	*,e	St. Joe Co	20,598
696		STAG Industrial, Inc	16,711
2,671		Starwood Property Trust, Inc	63,490
534	*	Starwood Waypoint Residential Trust	13,996
3,277	*	Strategic Hotels & Resorts, Inc	38,374
1,404		Summit Hotel Properties, Inc	14,882
550		Sun Communities, Inc	27,412
2,460		Sunstone Hotel Investors, Inc	36,728
1,271		Tanger Factory Outlet Centers, Inc	44,447
841		Taubman Centers, Inc	63,756
156	*	Tejon Ranch Co	5,022
444		Terreno Realty Corp	8,583
4,910		Two Harbors Investment Corp	51,457
3,535		UDR, Inc	101,207
258		UMH Properties, Inc	2,588
163		Universal Health Realty Income Trust	7,087
335		Urstadt Biddle Properties, Inc (Class A)	6,995
3,948		Ventas, Inc	253,067
2,584		Vornado Realty Trust	275,790
2,147	*	Washington Prime Group, Inc	40,235
894		Washington REIT	23,226
1,639		Weingarten Realty Investors	53,825
351		Western Asset Mortgage Capital Corp	4,974
8,018		Weyerhaeuser Co	265,316
550		Whitestone REIT	8,200
242		Winthrop Realty Trust	3,715
1,333		WP Carey, Inc	85,845

		TOTAL REAL ESTATE	10,934,664

RETAILING - 4.1%
752	*	1-800-FLOWERS.COM, Inc (Class A)	4,362
998		Aaron’s, Inc	35,569
976	e	Abercrombie & Fitch Co (Class A)	42,212
985		Advance Auto Parts, Inc	132,896
1,061	*,e	Aeropostale, Inc	3,703
5,040	*	Amazon.com, Inc	1,636,892
2,498	e	American Eagle Outfitters, Inc	28,028
122	*,e	America’s Car-Mart, Inc	4,825
627	*	Ann Taylor Stores Corp	25,795
411	*	Asbury Automotive Group, Inc	28,252
1,725	*	Ascena Retail Group, Inc	29,498
286	*	Audiovox Corp (Class A)	2,691
976	*	Autonation, Inc	58,248
449	*	AutoZone, Inc	240,772
550	*	Barnes & Noble, Inc	12,535
380		Bebe Stores, Inc	1,159
2,756	*	Bed Bath & Beyond, Inc	158,139
3,852		Best Buy Co, Inc	119,451
334		Big 5 Sporting Goods Corp	4,098
766	*	Big Lots, Inc	35,006
158	*	Blue Nile, Inc	4,424
196	e	Bon-Ton Stores, Inc	2,021
657		Brown Shoe Co, Inc	18,797
378	e	Buckle, Inc	16,768
165	*	Build-A-Bear Workshop, Inc	2,204
384	*	Burlington Stores, Inc	12,234
671	*	Cabela’s, Inc	41,870
3,028	*	Carmax, Inc	157,486
368		Cato Corp (Class A)	11,371
2,056		Chico’s FAS, Inc	34,870
236		Children’s Place Retail Stores, Inc	11,713
469	*	Christopher & Banks Corp	4,108

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

243	*	Citi Trends, Inc	$5,215
372	*,e	Conn’s, Inc	18,373
231	*,e	Container Store Group, Inc	6,417
340		Core-Mark Holding Co, Inc	15,514
162	*	Coupons.com, Inc	4,262
1,014		CST Brands, Inc	34,983
184		Destination Maternity Corp	4,190
514	*,e	Destination XL Group, Inc	2,832
1,304		Dick’s Sporting Goods, Inc	60,714
343		Dillard’s, Inc (Class A)	39,997
4,200	*	Dollar General Corp	240,912
2,813	*	Dollar Tree, Inc	153,196
930		DSW, Inc (Class A)	25,984
1,401		Expedia, Inc	110,343
1,135	*	Express Parent LLC	19,329
1,283		Family Dollar Stores, Inc	84,858
647		Finish Line, Inc (Class A)	19,242
728	*,e	Five Below, Inc	29,054
1,926		Foot Locker, Inc	97,687
580	*,e	Francesca’s Holdings Corp	8,549
480		Fred’s, Inc (Class A)	7,339
254	*	FTD Cos, Inc	8,075
201	*	Gaiam, Inc (Class A)	1,544
1,560	e	GameStop Corp (Class A)	63,133
3,550		Gap, Inc	147,574
311	*	Genesco, Inc	25,542
2,061		Genuine Parts Co	180,956
1,273		GNC Holdings, Inc	43,409
325		Group 1 Automotive, Inc	27,401
6,454	*,e	Groupon, Inc	42,725
822		Guess?, Inc	22,194
270		Haverty Furniture Cos, Inc	6,785
176	*,e	HHgregg, Inc	1,790
335	*,e	Hibbett Sports, Inc	18,147
18,346		Home Depot, Inc	1,485,292
1,254	*	HomeAway, Inc	43,664
475		HSN, Inc	28,139
3,967	*,e	JC Penney Co, Inc	35,901
145	*	Kirkland’s, Inc	2,690
2,704		Kohl’s Corp	142,447
3,261		L Brands, Inc	191,290
221	*	Lands’ End, Inc	7,421
6,725	*	Liberty Interactive Corp	197,446
980	*	Liberty Ventures	72,324
303		Lithia Motors, Inc (Class A)	28,503
4,049	*	LKQ Corp	108,068
13,576		Lowe’s Companies, Inc	651,512
368	*,e	Lumber Liquidators, Inc	27,950
4,802		Macy’s, Inc	278,612
333	*	MarineMax, Inc	5,574
209	*,e	Mattress Firm Holding Corp	9,980
661		Men’s Wearhouse, Inc	36,884
412		Monro Muffler, Inc	21,914
630	*	Murphy USA, Inc	30,801
804	*	NetFlix, Inc	354,242
512	*	New York & Co, Inc	1,889
1,860		Nordstrom, Inc	126,350
414		Nutri/System, Inc	7,084
7,173	*	Office Depot, Inc	40,814
692	*	Orbitz Worldwide, Inc	6,159
1,484	*	O’Reilly Automotive, Inc	223,490
275	*,e	Outerwall, Inc	16,321
176	*	Overstock.com, Inc	2,776
667	*	Pacific Sunwear Of California, Inc	1,587
627		Penske Auto Group, Inc	31,037
614	*	PEP Boys - Manny Moe & Jack	7,036

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

278	e	PetMed Express, Inc	$3,747
1,403	e	Petsmart, Inc	83,899
1,228		Pier 1 Imports, Inc	18,923
692	*	Priceline.com, Inc	832,476
1,485	*,e	RadioShack Corp	1,472
793		Rent-A-Center, Inc	22,743
418	*	Restoration Hardware Holdings, Inc	38,895
413	*,e	RetailMeNot, Inc	10,990
2,849		Ross Stores, Inc	188,404
2,169	*	Sally Beauty Holdings, Inc	54,399
358	*,e	Sears Holdings Corp	14,306
159	*	Sears Hometown and Outlet Stores, Inc	3,414
748	*	Select Comfort Corp	15,454
203		Shoe Carnival, Inc	4,192
497	*	Shutterfly, Inc	21,401
1,093		Signet Jewelers Ltd	120,875
481		Sonic Automotive, Inc (Class A)	12,833
131	*	Sportsman’s Warehouse Holdings, Inc	1,048
411		Stage Stores, Inc	7,682
8,900		Staples, Inc	96,476
372		Stein Mart, Inc	5,167
151	*	Systemax, Inc	2,170
8,501		Target Corp	492,633
1,513		Tiffany & Co	151,678
376	*,e	Tile Shop Holdings, Inc	5,749
120	*	Tilly’s, Inc	965
9,395		TJX Companies, Inc	499,344
1,858		Tractor Supply Co	112,223
1,514	*	TripAdvisor, Inc	164,511
567	*	Tuesday Morning Corp	10,104
864	*	Ulta Salon Cosmetics & Fragrance, Inc	78,978
1,435	*	Urban Outfitters, Inc	48,589
512	*	Valuevision International, Inc (Class A)	2,555
280	*	Vitacost.com, Inc	1,753
425	*	Vitamin Shoppe, Inc	18,284
178	*	West Marine, Inc	1,826
1,045	*,e	Wet Seal, Inc (Class A)	951
524	*	WEX, Inc	55,004
1,263		Williams-Sonoma, Inc	90,658
32		Winmark Corp	2,228
181	*,e	zulily, Inc	7,412
245	*	Zumiez, Inc	6,760

		TOTAL RETAILING	12,038,630

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
504	*	Advanced Energy Industries, Inc	9,702
8,188	*,e	Advanced Micro Devices, Inc	34,308
183	*	Alpha & Omega Semiconductor Ltd	1,696
4,196		Altera Corp	145,853
386	*,e	Ambarella, Inc	12,035
1,245	*	Amkor Technology, Inc	13,919
891	*,e	Anadigics, Inc	721
4,214		Analog Devices, Inc	227,851
15,563		Applied Materials, Inc	350,946
1,046	*	Applied Micro Circuits Corp	11,307
5,710	*	Atmel Corp	53,503
188	*	Audience, Inc	2,248
3,428		Avago Technologies Ltd	247,056
2,300	*	Axcelis Technologies, Inc	4,600
7,176		Broadcom Corp (Class A)	266,373
831		Brooks Automation, Inc	8,950
324	*	Cabot Microelectronics Corp	14,467
171	*	Cascade Microtech, Inc	2,336
709	*	Cavium Networks, Inc	35,209
234	*	Ceva, Inc	3,456

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

821	*,e	Cirrus Logic, Inc	$18,670
280		Cohu, Inc	2,996
1,636	*,e	Cree, Inc	81,718
2,072	e	Cypress Semiconductor Corp	22,606
489	*	Diodes, Inc	14,161
289	*	DSP Group, Inc	2,454
1,867	*	Entegris, Inc	25,662
903	*	Entropic Communications, Inc	3,007
520	*	Exar Corp	5,876
1,676	*	Fairchild Semiconductor International, Inc	26,146
1,005	*	First Solar, Inc	71,415
593	*	Formfactor, Inc	4,934
1,411	*	Freescale Semiconductor Holdings Ltd	33,158
234	*,e	GSI Technology, Inc	1,395
1,815	*,e	GT Solar International, Inc	33,759
459		Hittite Microwave Corp	35,779
420	*	Inphi Corp	6,166
1,945	*	Integrated Device Technology, Inc	30,070
405	*	Integrated Silicon Solution, Inc	5,982
67,043		Intel Corp	2,071,629
956	*	International Rectifier Corp	26,672
1,727		Intersil Corp (Class A)	25,819
257		IXYS Corp	3,166
2,306		Kla-Tencor Corp	167,508
800	*	Kopin Corp	2,608
2,175		Lam Research Corp	146,986
1,579	*	Lattice Semiconductor Corp	13,027
3,340		Linear Technology Corp	157,214
161	*	MA-COM Technology Solutions	3,619
5,232		Marvell Technology Group Ltd	74,975
4,037		Maxim Integrated Products, Inc	136,491
374	*	MaxLinear, Inc	3,766
598		Micrel, Inc	6,745
2,750	e	Microchip Technology, Inc	134,228
14,359	*	Micron Technology, Inc	473,129
1,274	*	Microsemi Corp	34,092
698		MKS Instruments, Inc	21,806
598		Monolithic Power Systems, Inc	25,325
316	*,e	MoSys, Inc	992
321	*	Nanometrics, Inc	5,858
55	*	NVE Corp	3,057
7,007		Nvidia Corp	129,910
721	*	Omnivision Technologies, Inc	15,848
5,916	*	ON Semiconductor Corp	54,072
409	*	PDF Solutions, Inc	8,679
347	*	Peregrine Semiconductor Corp	2,380
304	*	Pericom Semiconductor Corp	2,748
666	*	Photronics, Inc	5,728
410	*	PLX Technology, Inc	2,653
2,326	*	PMC - Sierra, Inc	17,701
408		Power Integrations, Inc	23,476
740	*	QuickLogic Corp	3,826
1,317	*	Rambus, Inc	18,833
3,839	*	RF Micro Devices, Inc	36,816
351	*,e	Rubicon Technology, Inc	3,071
351	*	Rudolph Technologies, Inc	3,468
936	*	Semtech Corp	24,476
1,131	*	Silicon Image, Inc	5,700
618	*	Silicon Laboratories, Inc	30,437
2,606		Skyworks Solutions, Inc	122,378
622	*	Spansion, Inc	13,106
3,604	*	SunEdison, Inc	81,450
589	*,e	SunPower Corp	24,137
2,565	e	Teradyne, Inc	50,274
717		Tessera Technologies, Inc	15,831
14,479		Texas Instruments, Inc	691,951

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,298	*	Triquint Semiconductor, Inc	$36,331
395	*	Ultra Clean Holdings	3,575
367	*	Ultratech, Inc	8,140
512	*	Veeco Instruments, Inc	19,077
646	*	Vitesse Semiconductor Corp	2,229
584	*	Xcerra Corp	5,314
3,599		Xilinx, Inc	170,269

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	7,045,086

SOFTWARE & SERVICES - 10.0%
171	*	A10 Networks, Inc	2,274
8,486		Accenture plc	686,008
503	*	ACI Worldwide, Inc	28,082
6,646		Activision Blizzard, Inc	148,206
620	*	Actuate Corp	2,957
1,008	*	Acxiom Corp	21,864
6,730	*	Adobe Systems, Inc	486,983
646		Advent Software, Inc	21,040
128	*	Aerohive Networks, Inc	1,052
2,445	*	Akamai Technologies, Inc	149,292
725	*	Alliance Data Systems Corp	203,906
120	*	Amber Road, Inc	1,936
2,210		Amdocs Ltd	102,389
276		American Software, Inc (Class A)	2,727
555	*,e	Angie’s List, Inc	6,627
1,264	*	Ansys, Inc	95,836
1,104	*	AOL, Inc	43,928
1,235	*	Aspen Technology, Inc	57,304
3,072	*	Autodesk, Inc	173,199
6,668		Automatic Data Processing, Inc	528,639
454	*	AVG Technologies NV	9,139
899	*	Bankrate, Inc	15,768
106	*	Barracuda Networks, Inc	3,288
636	*,e	Bazaarvoice, Inc	5,018
66	*	Benefitfocus, Inc	3,051
619		Blackbaud, Inc	22,123
689	*,e	Blackhawk Network Holdings, Inc	19,444
540	*	Blucora, Inc	10,190
942		Booz Allen Hamilton Holding Co	20,008
80	*	Borderfree, Inc	1,326
528	*	Bottomline Technologies, Inc	15,798
357	*	Brightcove, Inc	3,763
1,619		Broadridge Financial Solutions, Inc	67,415
383	*	BroadSoft, Inc	10,107
4,373		CA, Inc	125,680
315	*	CACI International, Inc (Class A)	22,116
3,884	*	Cadence Design Systems, Inc	67,931
617	*	Callidus Software, Inc	7,367
238	*	Carbonite, Inc	2,849
574	*	Cardtronics, Inc	19,562
88	*	Care.com, Inc	1,114
155		Cass Information Systems, Inc	7,669
278	*	ChannelAdvisor Corp	7,328
1,042	*	Ciber, Inc	5,147
952	*	Cinedigm Corp	2,370
2,217	*	Citrix Systems, Inc	138,673
8,162	*	Cognizant Technology Solutions Corp (Class A)	399,203
633	*	Commvault Systems, Inc	31,125
1,943		Computer Sciences Corp	122,798
174		Computer Task Group, Inc	2,864
2,948		Compuware Corp	29,451
465	*	comScore, Inc	16,498
276	*	Comverse, Inc	7,364
640	*,e	Concur Technologies, Inc	59,738
418	*	Constant Contact, Inc	13,422

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,361		Convergys Corp	$29,180
899	*,e	Conversant, Inc	22,835
713	*	Cornerstone OnDemand, Inc	32,812
386	*	CoStar Group, Inc	61,054
485		CSG Systems International, Inc	12,663
241	*	Cvent, Inc	7,011
185	*	Datalink Corp	1,850
715	*	DealerTrack Holdings, Inc	32,418
379	*	Demand Media, Inc	1,827
403	*	Demandware, Inc	27,956
606	*	Dice Holdings, Inc	4,612
453	*	Digital River, Inc	6,990
85		DMRC Corp	2,771
406		DST Systems, Inc	37,421
311	*,e	E2open, Inc	6,428
1,405		EarthLink Holdings Corp	5,227
17,001	*	eBay, Inc	851,070
405		Ebix, Inc	5,796
4,219	*	Electronic Arts, Inc	151,336
372	*,e	Ellie Mae, Inc	11,580
500	*,e	Endurance International Group Holdings, Inc	7,645
236	*	EnerNOC, Inc	4,472
457	*	Envestnet, Inc	22,356
468	*	EPAM Systems, Inc	20,475
405		EPIQ Systems, Inc	5,690
51	*,e	ePlus, Inc	2,968
674	*	Equinix, Inc	141,601
677	*	Euronet Worldwide, Inc	32,658
881		EVERTEC, Inc	21,355
101	*	Everyday Health, Inc	1,866
430	*	ExlService Holdings, Inc	12,663
26,429	*	Facebook, Inc	1,778,407
577	e	Factset Research Systems, Inc	69,402
460		Fair Isaac Corp	29,330
3,861		Fidelity National Information Services, Inc	211,351
1,150	*,e	FireEye, Inc	46,632
1,232	*	First American Corp	37,404
3,360	*	Fiserv, Inc	202,675
164	*	Five9, Inc	1,181
1,113	*	FleetCor Technologies, Inc	146,693
501	*,e	FleetMatics Group plc	16,202
178		Forrester Research, Inc	6,743
1,839	*	Fortinet, Inc	46,214
1,221	*	Gartner, Inc	86,105
2,209	*	Genpact Ltd	38,724
324	*	Gigamon, Inc	6,201
824	*	Global Cash Access, Inc	7,334
512	*	Global Eagle Entertainment, Inc	6,349
1,011		Global Payments, Inc	73,651
1,206	*,e	Glu Mobile, Inc	6,030
750	*	Gogo, Inc	14,670
3,810	*	Google, Inc	2,191,817
3,765	*	Google, Inc (Class A)	2,201,283
120	*	GrubHub, Inc	4,249
239	*	Guidance Software, Inc	2,180
911	*	Guidewire Software, Inc	37,041
476		Hackett Group, Inc	2,842
451	e	Heartland Payment Systems, Inc	18,586
384	*	Higher One Holdings, Inc	1,463
1,028		IAC/InterActiveCorp	71,168
454	*	iGate Corp	16,521
266	*	Imperva, Inc	6,964
655	*	Infoblox, Inc	8,613
1,473	*	Informatica Corp	52,512
426	*	Information Services Group, Inc	2,049
225	*	Interactive Intelligence, Inc	12,629

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

729	*	Internap Network Services Corp	$5,139
12,690		International Business Machines Corp	2,300,316
3,865		Intuit, Inc	311,248
638	e	j2 Global, Inc	32,449
1,134		Jack Henry & Associates, Inc	67,394
522	*	Jive Software, Inc	4,442
298	*	Knot, Inc	3,642
995	*	Kofax Ltd	8,557
861		Leidos Holdings, Inc	33,011
884	*	Limelight Networks, Inc	2,705
1,399	*	LinkedIn Corp	239,887
704	*	Lionbridge Technologies	4,182
325	*,e	Liquidity Services, Inc	5,122
697	*	Liveperson, Inc	7,075
326	*	LogMeIn, Inc	15,198
105	*	Luxoft Holding, Inc	3,786
187	*,e	magicJack VocalTec Ltd	2,827
1,017	*	Manhattan Associates, Inc	35,015
292		Mantech International Corp (Class A)	8,620
441		Marchex, Inc (Class B)	5,301
353	*	Marin Software, Inc	4,155
344	*	Marketo, Inc	10,004
13,486		Mastercard, Inc (Class A)	990,816
130	*	Mavenir Systems, Inc	1,970
908		MAXIMUS, Inc	39,062
1,291		Mentor Graphics Corp	27,847
1,011	*	Micros Systems, Inc	68,647
111,141		Microsoft Corp	4,634,580
122	*	MicroStrategy, Inc (Class A)	17,156
461	*,e	Millennial Media, Inc	2,300
259	*	Model N, Inc	2,862
529	*,e	ModusLink Global Solutions, Inc	1,978
445	*	MoneyGram International, Inc	6,555
530		Monotype Imaging Holdings, Inc	14,930
1,321	*	Monster Worldwide, Inc	8,639
620	*	Move, Inc	9,170
467	*	Netscout Systems, Inc	20,707
557	*	NetSuite, Inc	48,392
808	*,e	NeuStar, Inc (Class A)	21,024
990		NIC, Inc	15,692
3,423	*	Nuance Communications, Inc	64,250
315	*	OpenTable, Inc	32,634
104	*	OPOWER, Inc	1,960
44,061		Oracle Corp	1,785,792
2,755	*	Pandora Media, Inc	81,273
128	*	Park City Group, Inc	1,394
4,510		Paychex, Inc	187,436
87	*	Paycom Software, Inc	1,269
476		Pegasystems, Inc	10,053
464	*	Perficient, Inc	9,034
404	*	PRG-Schultz International, Inc	2,582
692	*	Progress Software Corp	16,636
484	*	Proofpoint, Inc	18,131
283	*	PROS Holdings, Inc	7,483
1,589	*	PTC, Inc	61,653
133	*	Q2 Holdings, Inc	1,897
43		QAD, Inc (Class A)	917
1,203	*	QLIK Technologies, Inc	27,212
270	*	Qualys, Inc	6,931
335	*	QuinStreet, Inc	1,846
1,615	*	Rackspace Hosting, Inc	54,361
334	*	Rally Software Development Corp	3,637
299	*	RealNetworks, Inc	2,281
695	*,e	RealPage, Inc	15,624
2,563	*	Red Hat, Inc	141,657

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

111		Reis, Inc	$2,340
246	*	Rocket Fuel, Inc	7,648
127	*	Rosetta Stone, Inc	1,234
1,271	*	Rovi Corp	30,453
106	*	Rubicon Project, Inc	1,361
576	*	Sabre Corp	11,549
8,237	*	Salesforce.com, Inc	478,405
329	*	Sapiens International Corp NV	2,632
1,557	*	Sapient Corp	25,301
547		Science Applications International Corp	24,156
368	*	Sciquest, Inc	6,510
334	*	Seachange International, Inc	2,675
1,933	*	ServiceNow, Inc	119,769
918	*,e	ServiceSource International LLC	5,324
200	*,e	Shutterstock, Inc	16,596
470	*	Silver Spring Networks, Inc	6,265
860	*	SolarWinds, Inc	33,248
923		Solera Holdings, Inc	61,979
150	*,e	Spark Networks, Inc	851
1,586	*	Splunk, Inc	87,753
235	*	SPS Commerce, Inc	14,850
901	*	SS&C Technologies Holdings, Inc	39,842
192	*	Stamps.com, Inc	6,468
513	*	SupportSoft, Inc	1,390
460	*	Sykes Enterprises, Inc	9,996
9,279		Symantec Corp	212,489
472	*	Synchronoss Technologies, Inc	16,501
2,076	*	Synopsys, Inc	80,590
208	*	Syntel, Inc	17,880
527	*	TA Indigo Holding Corp	4,685
511	*	Tableau Software, Inc	36,450
1,302	*	Take-Two Interactive Software, Inc	28,956
519	*	Tangoe, Inc	7,816
222	*	TechTarget, Inc	1,958
646	*	TeleCommunication Systems, Inc (Class A)	2,125
205	*	TeleNav, Inc	1,166
235	*	TeleTech Holdings, Inc	6,813
2,123	*	Teradata Corp	85,345
250	*	Textura Corp	5,910
2,173	*	TIBCO Software, Inc	43,829
1,541	*	TiVo, Inc	19,894
2,249		Total System Services, Inc	70,641
174	*	Travelzoo, Inc	3,367
476	*	Tremor Video, Inc	2,247
104	*	TrueCar, Inc	1,537
495	*,e	Trulia, Inc	23,453
6,427	*	Twitter, Inc	263,314
432	*	Tyler Technologies, Inc	39,403
380	*	Ultimate Software Group, Inc	52,505
686	*	Unisys Corp	16,972
150		United Online, Inc	1,560
1,081	*,e	Unwired Planet, Inc	2,411
1,633	*	Vantiv, Inc	54,901
71	*	Varonis Systems, Inc	2,060
395	*	Vasco Data Security International	4,582
1,451	*	VeriFone Systems, Inc	53,324
691	*	Verint Systems, Inc	33,894
1,658	*	VeriSign, Inc	80,927
574	*,e	VirnetX Holding Corp	10,108
348	*	Virtusa Corp	12,458
6,727		Visa, Inc (Class A)	1,417,446
447	*,e	VistaPrint Ltd	18,086
1,180	*	VMware, Inc (Class A)	114,236
852	*,e	Vringo, Inc	2,914
520	*,e	WebMD Health Corp (Class A)	25,116
695	*	Website Pros, Inc	20,065

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,501	e	Western Union Co	$130,067
260	*,e	Wix.com Ltd	5,158
1,256	*	Workday, Inc	112,864
15,386		Xerox Corp	191,402
415	*	Xoom Corp	10,939
12,810	*	Yahoo!, Inc	450,015
682	*	Yelp, Inc	52,296
243	*	YuMe, Inc	1,434
137	*	Zendesk, Inc	2,381
417	*,e	Zillow, Inc	59,602
743	*	Zix Corp	2,541
9,691	*	Zynga, Inc	31,108

		TOTAL SOFTWARE & SERVICES	29,637,438

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
1,475	*,e	3D Systems Corp	88,205
217	*,e	Acorn Energy, Inc	512
806		Adtran, Inc	18,183
400	*	Agilysys, Inc	5,632
211	e	Alliance Fiber Optic Products, Inc	3,819
2,108		Amphenol Corp (Class A)	203,085
356		Anixter International, Inc	35,625
80,886		Apple, Inc	7,516,736
198	*	Applied Optoelectronics, Inc	4,594
1,687	*	ARRIS Group, Inc	54,878
1,337	*	Arrow Electronics, Inc	80,768
1,423	*	Aruba Networks, Inc	24,931
1,510		Avnet, Inc	66,908
583		AVX Corp	7,742
245	*	AX Holding Corp	2,572
194		Badger Meter, Inc	10,214
100		Bel Fuse, Inc (Class B)	2,567
585		Belden CDT, Inc	45,724
750	*	Benchmark Electronics, Inc	19,110
226		Black Box Corp	5,297
1,256	*	Bookham, Inc	2,763
5,865		Brocade Communications Systems, Inc	53,958
482	*	CalAmp Corp	10,440
469	*	Calix Networks, Inc	3,836
1,003		CDW Corp	31,976
500	*	Checkpoint Systems, Inc	6,995
1,409	*,e	Ciena Corp	30,519
68,740		Cisco Systems, Inc	1,708,189
153	*	Clearfield, Inc	2,569
1,165	*	Cognex Corp	44,736
334	*	Coherent, Inc	22,101
836	*	CommScope Holding Co, Inc	19,337
206		Comtech Telecommunications Corp	7,690
153	*	Control4 Corp	2,993
16,985		Corning, Inc	372,821
518	*	Cray, Inc	13,779
409		CTS Corp	7,648
277	*	CUI Global, Inc	2,327
423		Daktronics, Inc	5,042
867		Diebold, Inc	34,827
400	*	Digi International, Inc	3,768
701	*,e	Dolby Laboratories, Inc (Class A)	30,283
805	*	Dot Hill Systems Corp	3,784
196	*	DTS, Inc	3,608
237	*	Eastman Kodak Co	5,799
578	*	EchoStar Corp (Class A)	30,599
248		Electro Rent Corp	4,149
300		Electro Scientific Industries, Inc	2,043
630	*	Electronics for Imaging, Inc	28,476
27,464		EMC Corp	723,402

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,000	*	Emulex Corp	$5,700
1,016	*	Extreme Networks, Inc	4,511
1,016	*	F5 Networks, Inc	113,223
471	*	Fabrinet	9,703
215	*	FARO Technologies, Inc	10,561
574		FEI Co	52,079
1,298	*	Finisar Corp	25,636
1,943		Flir Systems, Inc	67,480
1,449	*	Fusion-io, Inc	16,374
407	*	GSI Group, Inc	5,181
1,150	*	Harmonic, Inc	8,579
1,483		Harris Corp	112,337
670	*	Harris Stratex Networks, Inc (Class A)	858
25,422		Hewlett-Packard Co	856,213
1,947	*	Hutchinson Technology, Inc	4,868
289	*	Immersion Corp	3,676
1,519	*,e	Infinera Corp	13,975
2,058	*	Ingram Micro, Inc (Class A)	60,114
620	*	Insight Enterprises, Inc	19,059
564	e	InterDigital, Inc	26,959
321	*	Intevac, Inc	2,571
953	*,e	InvenSense, Inc	21,624
446	*,e	IPG Photonics Corp	30,685
528	*	Itron, Inc	21,410
743	*	Ixia	8,492
2,660		Jabil Circuit, Inc	55,594
3,054	*	JDS Uniphase Corp	38,083
6,355	*	Juniper Networks, Inc	155,952
779	*	Kemet Corp	4,479
1,122	*	Knowles Corp	34,490
172	*	KVH Industries, Inc	2,241
830		Lexmark International, Inc (Class A)	39,973
302		Littelfuse, Inc	28,071
402	*	Maxwell Technologies, Inc	6,082
187	*	Measurement Specialties, Inc	16,095
375	*	Mercury Computer Systems, Inc	4,253
30		Mesa Laboratories, Inc	2,519
657		Methode Electronics, Inc	25,104
3,012		Motorola, Inc	200,509
221		MTS Systems Corp	14,975
160	*	Multi-Fineline Electronix, Inc	1,766
1,374		National Instruments Corp	44,504
2,252	*	NCR Corp	79,023
290	*,e	Neonode, Inc	908
4,444		NetApp, Inc	162,295
454	*	Netgear, Inc	15,786
535	*	Newport Corp	9,898
124	*	Nimble Storage, Inc	3,809
196	*	Numerex Corp	2,252
252	*	Oplink Communications, Inc	4,276
268	*	OSI Systems, Inc	17,889
697	*	Palo Alto Networks, Inc	58,443
232		Park Electrochemical Corp	6,545
935	*,e	Parkervision, Inc	1,384
196		PC Connection, Inc	4,053
554		Plantronics, Inc	26,620
511	*	Plexus Corp	22,121
2,014	*	Polycom, Inc	25,235
248	*,e	Procera Networks, Inc	2,502
1,170	*	QLogic Corp	11,805
22,872		Qualcomm, Inc	1,811,462
4,721	*,e	Quantum Corp	5,760
187	*	Radisys Corp	653
485	*	RealD, Inc	6,189
181		Richardson Electronics Ltd	1,895
2,138	*	Riverbed Technology, Inc	44,107

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

383	*	Rofin-Sinar Technologies, Inc	$9,207
243	*	Rogers Corp	16,123
870	*	Ruckus Wireless, Inc	10,362
3,035		SanDisk Corp	316,945
1,104	*	Sanmina Corp	25,149
321	*	Scansource, Inc	12,224
839	*	ShoreTel, Inc	5,470
435	*,e	Silicon Graphics International Corp	4,185
3,028	*	Sonus Networks, Inc	10,871
654	*	Speed Commerce, Inc	2,446
650	*,e	Stratasys Ltd	73,859
463	*	Super Micro Computer, Inc	11,700
453	*	Synaptics, Inc	41,060
382	*	SYNNEX Corp	27,829
512	*	Tech Data Corp	32,010
70		Tessco Technologies, Inc	2,221
3,538	*	Trimble Navigation Ltd	130,729
726	*	TTM Technologies, Inc	5,953
399	*,e	Ubiquiti Networks, Inc	18,031
527	*,e	Universal Display Corp	16,917
555	*	Viasat, Inc	32,168
959	*	Violin Memory, Inc	4,248
1,815		Vishay Intertechnology, Inc	28,114
161	*	Vishay Precision Group, Inc	2,650
662	*	Westell Technologies, Inc	1,622
2,954		Western Digital Corp	272,654
677	*	Zebra Technologies Corp (Class A)	55,731

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	17,089,505

TELECOMMUNICATION SERVICES - 2.2%
1,188	*	8x8, Inc	9,599
69,629		AT&T, Inc	2,462,081
105		Atlantic Tele-Network, Inc	6,090
201	*	Boingo Wireless, Inc	1,373
277	*	Cbeyond Communications, Inc	2,756
7,683		CenturyTel, Inc	278,125
3,005	*	Cincinnati Bell, Inc	11,810
675		Cogent Communications Group, Inc	23,321
859		Consolidated Communications Holdings, Inc	19,104
170		Enventis Corp	2,693
269	*,e	Fairpoint Communications, Inc	3,758
13,108	e	Frontier Communications Corp	76,551
464	*	General Communication, Inc (Class A)	5,141
3,603	*	Globalstar, Inc	15,313
126	*,e	Hawaiian Telcom Holdco, Inc	3,605
164		IDT Corp (Class B)	2,857
814	*	inContact, Inc	7,481
391		Inteliquent, Inc	5,423
367	*	Intelsat S.A.	6,914
1,082	*,e	Iridium Communications, Inc	9,154
2,188	*	Level 3 Communications, Inc	96,075
252		Lumos Networks Corp	3,647
181	e	NTELOS Holdings Corp	2,255
597	*	Orbcomm, Inc	3,934
762	*	Premiere Global Services, Inc	10,173
372	*	RingCentral, Inc	5,628
1,798	*	SBA Communications Corp (Class A)	183,935
364		Shenandoah Telecom Co	11,087
9,772	*	Sprint Corp	83,355
82	*	Straight Path Communications, Inc	836
1,155		Telephone & Data Systems, Inc	30,157
3,562		T-Mobile US, Inc	119,754
420	*	Towerstream Corp	815
1,990	*	tw telecom inc (Class A)	80,217
200	*	US Cellular Corp	8,160

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

250		USA Mobility, Inc	$3,850
55,359		Verizon Communications, Inc	2,708,716
2,337	*	Vonage Holdings Corp	8,764
8,085	e	Windstream Holdings, Inc	80,527

		TOTAL TELECOMMUNICATION SERVICES	6,395,034

TRANSPORTATION - 2.3%
776	*	Air Transport Services Group, Inc	6,495
922		Alaska Air Group, Inc	87,636
215		Allegiant Travel Co	25,321
100		Amerco, Inc	29,076
9,661	*	American Airlines Group, Inc	415,037
300		Arkansas Best Corp	13,053
331	*	Atlas Air Worldwide Holdings, Inc	12,197
1,415	*	Avis Budget Group, Inc	84,461
574		Baltic Trading Ltd	3,432
250		Celadon Group, Inc	5,330
1,999		CH Robinson Worldwide, Inc	127,516
765		Con-Way, Inc	38,564
448		Copa Holdings S.A. (Class A)	63,871
13,473		CSX Corp	415,103
11,375		Delta Air Lines, Inc	440,440
315	*	Echo Global Logistics, Inc	6,039
2,670		Expeditors International of Washington, Inc	117,907
3,964		FedEx Corp	600,070
419		Forward Air Corp	20,049
687	*	Genesee & Wyoming, Inc (Class A)	72,135
633	*,e	Hawaiian Holdings, Inc	8,678
666		Heartland Express, Inc	14,212
5,987	*	Hertz Global Holdings, Inc	167,816
500	*	Hub Group, Inc (Class A)	25,200
64		International Shipholding Corp	1,467
1,240		J.B. Hunt Transport Services, Inc	91,487
2,933	*,e	JetBlue Airways Corp	31,823
1,480		Kansas City Southern Industries, Inc	159,115
734	*	Kirby Corp	85,981
691		Knight Transportation, Inc	16,425
644		Landstar System, Inc	41,216
319		Marten Transport Ltd	7,130
519		Matson, Inc	13,930
885		Navios Maritime Holdings, Inc	8,956
4,179		Norfolk Southern Corp	430,562
844	*	Old Dominion Freight Line	53,746
118		Park-Ohio Holdings Corp	6,857
48	*	Patriot Transportation Holding, Inc	1,679
772	*	Quality Distribution, Inc	11,472
908	*	Republic Airways Holdings, Inc	9,843
313	*	Roadrunner Transportation Services Holdings, Inc	8,795
713		Ryder System, Inc	62,808
522		Safe Bulkers, Inc	5,095
331	*	Saia, Inc	14,541
1,731	*	Scorpio Bulkers, Inc	15,406
692		Skywest, Inc	8,456
9,193		Southwest Airlines Co	246,924
1,033	*	Spirit Airlines, Inc	65,327
1,055	*	Swift Transportation Co, Inc	26,618
5,010	*	UAL Corp	205,761
12,264		Union Pacific Corp	1,223,334
9,495		United Parcel Service, Inc (Class B)	974,757
68		Universal Truckload Services, Inc	1,724
84	*	USA Truck, Inc	1,562
1,203		UTI Worldwide, Inc	12,439
511		Werner Enterprises, Inc	13,547
546	*	Wesco Aircraft Holdings, Inc	10,898
705	*,e	XPO Logistics, Inc	20,177

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

521	*,e	YRC Worldwide, Inc	$14,645

		TOTAL TRANSPORTATION	6,704,141

UTILITIES - 3.2%
9,730		AES Corp	151,301
1,600		AGL Resources, Inc	88,048
597		Allete, Inc	30,656
1,575		Alliant Energy Corp	95,855
3,255		Ameren Corp	133,064
6,294		American Electric Power Co, Inc	351,016
520		American States Water Co	17,280
2,376		American Water Works Co, Inc	117,493
2,349		Aqua America, Inc	61,591
77		Artesian Resources Corp	1,731
1,866	e	Atlantic Power Corp	7,651
1,293		Atmos Energy Corp	69,046
912		Avista Corp	30,570
557		Black Hills Corp	34,194
641		California Water Service Group	15,512
5,680	*	Calpine Corp	135,241
5,553		Centerpoint Energy, Inc	141,824
107		Chesapeake Utilities Corp	7,632
937		Cleco Corp	55,236
3,466		CMS Energy Corp	107,966
146		Connecticut Water Service, Inc	4,945
3,929		Consolidated Edison, Inc	226,860
7,802		Dominion Resources, Inc	557,999
2,384		DTE Energy Co	185,642
9,487		Duke Energy Corp	703,841
1,461	*	Dynegy, Inc	50,843
4,461		Edison International	259,229
600		El Paso Electric Co	24,126
1,184		Empire District Electric Co	30,405
2,406		Entergy Corp	197,509
11,145		Exelon Corp	406,570
5,665		FirstEnergy Corp	196,689
375	*,e	Genie Energy Ltd	2,951
2,066		Great Plains Energy, Inc	55,513
1,618	e	Hawaiian Electric Industries, Inc	40,968
750		Idacorp, Inc	43,373
1,029		Integrys Energy Group, Inc	73,193
2,115		ITC Holdings Corp	77,155
440		Laclede Group, Inc	21,362
2,402		MDU Resources Group, Inc	84,310
840		MGE Energy, Inc	33,188
214		Middlesex Water Co	4,533
960		National Fuel Gas Co	75,168
565		New Jersey Resources Corp	32,295
5,850		NextEra Energy, Inc	599,508
4,022		NiSource, Inc	158,225
4,239		Northeast Utilities	200,378
333		Northwest Natural Gas Co	15,701
691		NorthWestern Corp	36,063
4,524		NRG Energy, Inc	168,293
402	e	NRG Yield, Inc	20,924
2,582		OGE Energy Corp	100,905
697		ONE Gas, Inc	26,312
240		Ormat Technologies, Inc	6,919
489		Otter Tail Corp	14,812
529		Pattern Energy Group, Inc	17,515
3,367		Pepco Holdings, Inc	92,525
6,063		PG&E Corp	291,145
1,010		Piedmont Natural Gas Co, Inc	37,784
1,599		Pinnacle West Capital Corp	92,486
1,049		PNM Resources, Inc	30,767

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,142		Portland General Electric Co	$39,593
8,475		PPL Corp	301,117
6,787		Public Service Enterprise Group, Inc	276,842
2,350		Questar Corp	58,280
1,899		SCANA Corp	102,185
3,192		Sempra Energy	334,234
210		SJW Corp	5,712
442		South Jersey Industries, Inc	26,701
11,410		Southern Co	517,786
587		Southwest Gas Corp	30,988
2,922		TECO Energy, Inc	53,999
1,493		UGI Corp	75,397
895		UIL Holdings Corp	34,645
126		Unitil Corp	4,263
692		UNS Energy Corp	41,804
1,082		Vectren Corp	45,985
1,868		Westar Energy, Inc	71,339
691		WGL Holdings, Inc	29,782
3,025		Wisconsin Energy Corp	141,933
6,471		Xcel Energy, Inc	208,560
142		York Water Co	2,956

		TOTAL UTILITIES	9,355,937

		TOTAL COMMON STOCKS (Cost $176,069,478)	296,415,271

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
303	m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	*,m	Forest Laboratories, Inc CVR	112
499	m	Trius Therapeutics, Inc	65

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	177

SOFTWARE & SERVICES - 0.0%
299	*,m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
710	m	Leap Wireless International, Inc	1,789

		TOTAL TELECOMMUNICATION SERVICES	1,789

		TOTAL RIGHTS / WARRANTS (Cost $1,796)	1,966

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHORT-TERM INVESTMENTS - 2.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
7,782,716	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$7,782,716

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	7,782,716

		TOTAL SHORT-TERM INVESTMENTS (Cost $7,782,716)	7,782,716

		TOTAL INVESTMENTS - 102.6% (Cost $183,853,990)	304,199,953
		OTHER ASSETS & LIABILITIES, NET - (2.6)%	(7,821,549)

		NET ASSETS - 100.0%	$296,378,404

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,604,628.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUSTRALIA - 0.8%
24,075		BHP Billiton Ltd	$821,069

		TOTAL AUSTRALIA	821,069

BELGIUM - 0.6%
9,775		Arseus NV	559,466

		TOTAL BELGIUM	559,466

FRANCE - 20.7%
90,211		Accor S.A.	4,688,762
8,293		Aeroports de Paris	1,093,322
12,803	e	BNP Paribas	870,076
60,649	e	Bouygues S.A.	2,523,617
57,230		Compagnie de Saint-Gobain	3,229,042
2,927		Eiffage S.A.	199,027
34,082		Essilor International S.A.	3,611,872
1,796		Nexity	82,549
59,123		Rexel S.A.	1,382,748
20,659		Societe Television Francaise 1	338,289
29,278		Vinci S.A.	2,188,788

		TOTAL FRANCE	20,208,092

GERMANY - 9.0%
16,300		Bayer AG.	2,299,492
15,261		Henkel KGaA (Preference)	1,763,139
28,358		Lanxess AG.	1,912,719
12,924		Linde AG.	2,746,299

		TOTAL GERMANY	8,721,649

GREECE - 5.9%
62,691	*	Hellenic Telecommunications Organization S.A.	925,926
613,147	*	National Bank of Greece S.A.	2,229,879
1,173,786	*	Piraeus Bank S.A.	2,599,723

		TOTAL GREECE	5,755,528

HONG KONG - 0.0%
508	e	Hong Kong Exchanges and Clearing Ltd	9,470

		TOTAL HONG KONG	9,470

INDIA - 8.0%
13,811		Eicher Motors Ltd	1,834,516
158,064		HDFC Bank Ltd	2,160,840
102,990		IndusInd Bank Ltd	979,572
100,026		Larsen & Toubro Ltd	2,832,530

		TOTAL INDIA	7,807,458

INDONESIA - 0.6%
976,500		PT Indofood Sukses Makmur Tbk	552,395

		TOTAL INDONESIA	552,395

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

ITALY - 0.3%
30,727		UniCredit S.p.A	$256,920

		TOTAL ITALY	256,920

JAPAN - 13.6%
1,600		Daikin Industries Ltd	100,980
25,000		Daiwa House Industry Co Ltd	518,265
6,622		Denso Corp	316,337
8,200		Don Quijote Co Ltd	457,489
550		Fanuc Ltd	94,978
1,100		Fast Retailing Co Ltd	362,372
36,700		Hoya Corp	1,220,194
53,000		J Front Retailing Co Ltd	372,114
1,103		Kao Corp	43,440
980		Komatsu Ltd	22,749
19,000		Matsui Securities Co Ltd	192,966
652,000	*	Mazda Motor Corp	3,059,783
993		Mitsubishi Corp	20,669
8,016		Mitsubishi Electric Corp	99,020
11,000		Mitsubishi Heavy Industries Ltd	68,705
29,153		Mitsubishi UFJ Financial Group, Inc	178,962
5,000		Mitsui Trust Holdings, Inc	22,852
550		Nitto Denko Corp	25,763
1,050		NOK Corp	21,113
1,453		Nomura Holdings, Inc	10,292
76,325	*	Olympus Corp	2,626,063
10,550		Softbank Corp	786,217
93,950	e	Sony Corp	1,569,952
1,750		Sumitomo Corp	23,613
2,200		Sumitomo Metal Mining Co Ltd	35,908
2,000		Suruga Bank Ltd	38,848
12,300		Toyota Motor Corp	736,433
27,800	e	Yumeshin Holdings Co Ltd	263,419

		TOTAL JAPAN	13,289,496

MEXICO - 0.6%
8,500	e	Grupo Financiero Banorte S.A. de C.V.	60,794
175,000		Qualitas Controladora SAB de C.V.	505,030

		TOTAL MEXICO	565,824

NETHERLANDS - 4.2%
2,512		ASML Holding NV	234,272
21,416		Heineken NV	1,537,220
167,756	*	ING Groep NV	2,354,034
114		Royal Dutch Shell plc (A Shares)	4,711

		TOTAL NETHERLANDS	4,130,237

SINGAPORE - 1.0%
882,000	e	Genting International plc	941,687

		TOTAL SINGAPORE	941,687

SWEDEN - 6.4%
151,343	e	SKF AB (B Shares)	3,858,890
174,819		Volvo AB (B Shares)	2,406,666

		TOTAL SWEDEN	6,265,556

SWITZERLAND - 9.9%
39,466		Adecco S.A.	3,247,812
2,752		Burckhardt Compression Holding AG.	1,481,812
47,276		Clariant AG.	924,475
33		Givaudan S.A.	54,976

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

21,125		Holcim Ltd	$1,855,565
16,761		Swatch Group AG. (Registered)	1,859,478
11,843		UBS AG.	217,135

		TOTAL SWITZERLAND	9,641,253

UNITED KINGDOM - 18.4%
12,334		ARM Holdings plc	185,465
18,771		Barclays plc	68,378
2,249		BG Group plc	47,457
404,074		British Sky Broadcasting plc	6,251,451
126,053		Filtrona plc	1,645,938
173,218		Group 4 Securicor plc	756,238
1,046,409		Man Group plc	1,883,243
258,007	*	Ocado Ltd	1,638,521
21,283		Reckitt Benckiser Group plc	1,855,775
29,406		Reed Elsevier plc	472,551
7,664		Rio Tinto plc	413,812
226,995		Tate & Lyle plc	2,655,829

		TOTAL UNITED KINGDOM	17,874,658

		TOTAL COMMON STOCKS (Cost $90,492,993)	97,400,758

RIGHTS / WARRANTS - 0.1%

GREECE - 0.1%
89,775		Piraeus Bank S.A.	120,471

		TOTAL GREECE	120,471

		TOTAL RIGHTS / WARRANTS (Cost $74,328)	120,471

SHORT-TERM INVESTMENTS - 1.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
1,716,794	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	1,716,794

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,716,794

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,716,794)	1,716,794

		TOTAL INVESTMENTS - 101.9%
		(Cost $92,284,115)	99,238,023
		OTHER ASSETS & LIABILITIES, NET - (1.9)%	(1,782,974)

		NET ASSETS - 100.0%	$97,455,049

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,623,506.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2014

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$27,729,140	28.4%
CONSUMER DISCRETIONARY	23,168,881	23.8
FINANCIALS	15,277,751	15.7
MATERIALS	10,436,523	10.7
HEALTH CARE	9,096,893	9.3
CONSUMER STAPLES	8,407,799	8.6
TELECOMMUNICATION SERVICES	1,712,143	1.8
INFORMATION TECHNOLOGY	1,639,931	1.7
ENERGY	52,168	0.1
SHORT - TERM INVESTMENTS	1,716,794	1.8
OTHER ASSETS & LIABILITIES, NET	(1,782,974)	(1.9)

NET ASSETS	$97,455,049	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.9%

CAPITAL GOODS - 0.0%
$75,000	i	Gates Global LLC	4.250%	06/12/21	$74,731

		TOTAL CAPITAL GOODS			74,731

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
99,750	i	Capital Safety North America	4.000	03/29/21	99,085

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			99,085

CONSUMER DURABLES & APPAREL - 0.1%
150,000	i	Libbey Glass, Inc	3.750	04/09/21	149,813
100,000	i	Otter Products LLC	5.750	05/30/20	99,063

		TOTAL CONSUMER DURABLES & APPAREL			248,876

CONSUMER SERVICES - 0.1%
100,000	h,i	Spin Holdco, Inc	4.250	11/14/19	100,018

		TOTAL CONSUMER SERVICES			100,018

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
100,000	h,i	Capsugel Holdings US, Inc	3.500	08/01/18	99,764
25,000	h,i	DaVita HealthCare Partners, Inc	3.500	06/24/21	25,102

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			124,866

MATERIALS - 0.2%
105,000	i	Minerals Technologies, Inc	4.000	05/07/21	105,394
200,000	i	Signode Industrial Group US, Inc	4.000	05/01/21	199,312

		TOTAL MATERIALS			304,706

MEDIA - 0.1%
169,183	i	CSC Holdings LLC	2.650	04/17/20	167,164
98,501	i	Univision Communications, Inc	4.000	03/01/20	98,433

		TOTAL MEDIA			265,597

RETAILING - 0.0%
85,000	h,i	Stater Bros Markets	4.750	05/12/21	85,425

		TOTAL RETAILING			85,425

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
165,000	i	Avago Technologies Ltd	3.750	05/06/21	165,457

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			165,457

SOFTWARE & SERVICES - 0.0%
50,000	h,i	P2 Lower Acquisition LLC	5.500	10/22/20	50,063

		TOTAL SOFTWARE & SERVICES			50,063

TELECOMMUNICATION SERVICES - 0.1%
197,000	i	Windstream Corp	3.500	01/23/20	196,507

		TOTAL TELECOMMUNICATION SERVICES			196,507

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

UTILITIES - 0.1%
$155,000	i	Evergreen Skills Lux S.a.r.l.	7.750%	04/28/22	$153,741

		TOTAL UTILITIES			153,741

		TOTAL BANK LOAN OBLIGATIONS (Cost $1,867,977)			1,869,072

BONDS - 96.0%

CORPORATE BONDS - 39.0%

AUTOMOBILES & COMPONENTS - 0.2%
300,000		Johnson Controls, Inc	4.625	07/02/44	300,237
175,000		Magna International, Inc	3.625	06/15/24	176,416

		TOTAL AUTOMOBILES & COMPONENTS			476,653

BANKS - 4.5%
200,000	g	Banco de Credito del Peru	5.375	09/16/20	219,250
150,000	g	Banco del Estado de Chile	3.875	02/08/22	151,097
200,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	203,000
110,000		Bancolombia S.A.	5.950	06/03/21	121,275
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	154,372
50,000		BB&T Corp	2.050	06/19/18	50,550
250,000		BDO Unibank, Inc	4.500	02/16/17	262,812
200,000	g	Caixa Economica Federal	2.375	11/06/17	195,500
175,000	g	Caixa Economica Federal	4.250	05/13/19	176,662
60,000		Capital One Bank USA NA	3.375	02/15/23	59,595
50,000		Citigroup, Inc	5.000	09/15/14	50,443
34,000		Citigroup, Inc	5.500	10/15/14	34,491
100,000		Citigroup, Inc	2.550	04/08/19	100,782
225,000		Citigroup, Inc	3.500	05/15/23	219,025
125,000		Citigroup, Inc	3.750	06/16/24	125,349
200,000		Citigroup, Inc	5.300	05/06/44	208,610
100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	101,663
125,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	132,118
300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	345,705
100,000	g,i	Credit Agricole S.A.	7.875	12/30/49	109,250
305,000		Deutsche Bank AG.	3.700	05/30/24	305,093
200,000		Fifth Third Bancorp	2.375	04/25/19	202,597
50,000	g	HSBC Bank plc	1.500	05/15/18	49,609
150,000	g	HSBC Bank plc	4.125	08/12/20	162,357
450,000		HSBC Holdings plc	4.250	03/14/24	463,107
175,000		HSBC Holdings plc	5.250	03/14/44	187,390
225,000		HSBC USA, Inc	2.375	02/13/15	227,800
150,000		HSBC USA, Inc	1.625	01/16/18	150,336
150,000		HSBC USA, Inc	2.250	06/23/19	150,495
200,000	g	Hutchison Whampoa International 12 II Ltd	3.250	11/08/22	196,344
60,000		JPMorgan Chase & Co	5.125	09/15/14	60,569
500,000		JPMorgan Chase & Co	3.875	02/01/24	514,889
100,000	i	JPMorgan Chase & Co	5.150	12/30/49	95,875
100,000	g	Macquarie Bank Ltd	2.600	06/24/19	100,632
175,000		PNC Bank NA	2.200	01/28/19	176,724
225,000		PNC Bank NA	2.250	07/02/19	226,201
150,000		PNC Bank NA	2.700	11/01/22	144,594
600,000		PNC Bank NA	2.950	01/30/23	587,230
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	187,977
500,000		Royal Bank of Canada	1.200	09/19/17	498,718
175,000		Royal Bank of Canada	2.200	07/27/18	178,705
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	102,760
75,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	76,687
100,000		SunTrust Bank	2.750	05/01/23	95,993
50,000		Toronto-Dominion Bank	2.500	07/14/16	51,784
200,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	201,500
150,000		Union Bank NA	2.125	06/16/17	153,335

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000		UnionBanCal Corp	3.500%	06/18/22	$128,893
200,000		US Bancorp	1.650	05/15/17	203,053
125,000		US Bancorp	2.950	07/15/22	123,097
50,000		Westpac Banking Corp	3.000	08/04/15	51,375
200,000		Westpac Banking Corp	2.250	01/17/19	202,424
200,000	g	Zenith Bank plc	6.250	04/22/19	199,260

		TOTAL BANKS			9,478,952

CAPITAL GOODS - 1.3%
250,000		Caterpillar, Inc	1.500	06/26/17	252,839
100,000	g	EADS Finance BV	2.700	04/17/23	96,297
100,000		Eaton Corp	4.000	11/02/32	100,064
925,000		John Deere Capital Corp	1.950	03/04/19	925,415
100,000	g	Schaeffler Finance BV	4.750	05/15/21	103,000
300,000	g	Seagate HDD Cayman	4.750	06/01/23	302,250
150,000	g	Seagate HDD Cayman	4.750	01/01/25	148,875
111,000	g	Sealed Air Corp	8.375	09/15/21	127,095
70,000	g	Sealed Air Corp	5.250	04/01/23	71,050
120,000		SPX Corp	6.875	09/01/17	135,000
100,000	g	Stena AB	7.000	02/01/24	106,500
125,000		United Technologies Corp	1.800	06/01/17	127,675
50,000		United Technologies Corp	4.500	06/01/42	52,368

		TOTAL CAPITAL GOODS			2,548,428

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
100,000		ADT Corp	6.250	10/15/21	106,000
250,000		Air Lease Corp	3.875	04/01/21	255,000
75,000		Republic Services, Inc	3.800	05/15/18	80,350
250,000		Republic Services, Inc	3.550	06/01/22	258,438
25,000	g	Time, Inc	5.750	04/15/22	25,250
250,000		Waste Management, Inc	2.600	09/01/16	258,656
100,000		Waste Management, Inc	2.900	09/15/22	97,947

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,081,641

CONSUMER DURABLES & APPAREL - 0.2%
135,000		DR Horton, Inc	4.750	05/15/17	143,100
200,000		PVH Corp	4.500	12/15/22	197,000
100,000		Whirlpool Corp	3.700	03/01/23	100,987

		TOTAL CONSUMER DURABLES & APPAREL			441,087

CONSUMER SERVICES - 0.4%
100,000		Ameristar Casinos, Inc	7.500	04/15/21	107,750
100,000		ARAMARK Corp	5.750	03/15/20	105,750
50,000	g	GLP Capital LP	4.375	11/01/18	51,625
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	155,320
100,000	g	SABMiller Holdings, Inc	4.950	01/15/42	108,061
100,000		Walt Disney Co	0.450	12/01/15	100,099

		TOTAL CONSUMER SERVICES			628,605

DIVERSIFIED FINANCIALS - 6.3%
100,000	g	Abbey National Treasury Services plc	3.875	11/10/14	101,228
40,000		Abbey National Treasury Services plc	4.000	04/27/16	42,176
125,000		American Express Centurion Bank	6.000	09/13/17	143,188
1,325,000		American Express Credit Corp	1.300	07/29/16	1,336,021
1,275,000		American Express Credit Corp	2.125	07/27/18	1,295,474
750,000	g,i	Armor Re Ltd	4.020	12/15/16	737,700
200,000		Bank of America Corp	5.300	03/15/17	219,967
1,000,000		Bank of America Corp	2.600	01/15/19	1,011,763
500,000		Bank of America Corp	2.650	04/01/19	506,800
475,000		Bank of America Corp	4.100	07/24/23	492,987
250,000		Bank of America Corp	4.000	04/01/24	255,133
50,000		Bank of America Corp	5.000	01/21/44	53,047

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Bank of New York Mellon Corp	5.450%	05/15/19	$57,614
150,000	g	BBVA Bancomer S.A.	4.375	04/10/24	152,812
50,000		BlackRock, Inc	3.500	12/10/14	50,721
150,000		BlackRock, Inc	4.250	05/24/21	164,568
75,000		Capital One Financial Corp	1.000	11/06/15	75,206
200,000	g	Comcel Trust	6.875	02/06/24	216,000
125,000		Credit Suisse	2.300	05/28/19	125,201
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	69,806
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	260,812
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	40,289
150,000		General Electric Capital Corp	2.300	01/14/19	153,019
750,000		General Electric Capital Corp	3.100	01/09/23	744,112
150,000		Goldman Sachs Group, Inc	3.300	05/03/15	153,331
500,000		Goldman Sachs Group, Inc	2.625	01/31/19	506,796
400,000		Goldman Sachs Group, Inc	3.625	01/22/23	401,720
250,000		Goldman Sachs Group, Inc	4.000	03/03/24	254,490
125,000	h	Goldman Sachs Group, Inc	3.850	07/08/24	124,835
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	30,076
250,000	h	Goldman Sachs Group, Inc	4.800	07/08/44	248,780
100,000	g	Hyundai Capital America, Inc	3.750	04/06/16	104,656
200,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	210,412
100,000		Icahn Enterprises LP	4.875	03/15/19	103,000
35,000	g	International Lease Finance Corp	6.500	09/01/14	35,262
130,000		International Lease Finance Corp	5.750	05/15/16	139,263
100,000		International Lease Finance Corp	3.875	04/15/18	102,500
150,000		International Lease Finance Corp	5.875	08/15/22	163,875
100,000		Legg Mason, Inc	2.700	07/15/19	100,703
100,000		Legg Mason, Inc	3.950	07/15/24	100,939
325,000		Morgan Stanley	1.750	02/25/16	329,616
250,000		Morgan Stanley	6.375	07/24/42	317,211
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	67,361
100,000	g	SUAM Finance BV	4.875	04/17/24	102,000
100,000		Toyota Motor Credit Corp	1.250	10/05/17	99,931
250,000	g	UBS AG.	1.875	01/23/15	252,118
175,000		Unilever Capital Corp	2.200	03/06/19	177,532
50,000		Unilever Capital Corp	4.250	02/10/21	55,083
65,000	g	Waha Aerospace BV	3.925	07/28/20	69,052
350,000		Wells Fargo & Co	1.500	07/01/15	353,947
200,000		Wells Fargo & Co	4.100	06/03/26	202,520

		TOTAL DIVERSIFIED FINANCIALS			13,112,653

ENERGY - 3.4%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	55,378
30,000		Anadarko Petroleum Corp	6.950	06/15/19	36,715
100,000		Apache Corp	1.750	04/15/17	101,772
205,000		Apache Corp	4.750	04/15/43	214,837
375,000		Ashland, Inc	3.875	04/15/18	385,781
250,000		BP Capital Markets plc	1.375	05/10/18	247,673
165,000	g	Calumet Specialty Products Partners LP	6.500	04/15/21	168,300
100,000		Canadian Natural Resources Ltd	3.800	04/15/24	103,081
50,000	i	Chesapeake Energy Corp	3.479	04/15/19	50,562
250,000		Chevron Corp	2.355	12/05/22	240,316
155,000		Cimarex Energy Co	5.875	05/01/22	171,275
150,000		Concho Resources, Inc	5.500	04/01/23	161,250
50,000	g	CONSOL Energy, Inc	5.875	04/15/22	52,375
105,000		Continental Resources, Inc	5.000	09/15/22	114,187
175,000		Devon Energy Corp	1.875	05/15/17	178,023
50,000		Devon Energy Corp	4.750	05/15/42	51,956
60,000		Ecopetrol S.A.	5.875	05/28/45	62,057
300,000	g	EDC Finance Ltd	4.875	04/17/20	293,250
25,000		Enbridge Energy Partners LP	5.200	03/15/20	27,918
25,000		Enterprise Products Operating LLC	5.000	03/01/15	25,753
250,000		Enterprise Products Operating LLC	5.100	02/15/45	266,864
75,000		EOG Resources, Inc	2.625	03/15/23	72,378

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000	g	Exterran Partners	6.000%	10/01/22	$76,125
75,000		Hess Corp	5.600	02/15/41	87,209
250,000	g	Indo Energy Finance II BV	6.375	01/24/23	208,625
50,000		Marathon Petroleum Corp	3.500	03/01/16	52,214
150,000		Noble Energy, Inc	5.250	11/15/43	165,361
25,000		Noble Holding International Ltd	3.450	08/01/15	25,713
75,000		Noble Holding International Ltd	4.900	08/01/20	82,735
200,000	g	Oleoducto Central SA	4.000	05/07/21	200,000
200,000	g	ONE Gas, Inc	2.070	02/01/19	200,176
100,000	g	ONE Gas, Inc	3.610	02/01/24	103,391
250,000	g	ONE Gas, Inc	4.658	02/01/44	269,293
100,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	104,250
100,000	i	Petrobras Global Finance BV	1.849	05/20/16	100,124
100,000		Petrobras Global Finance BV	3.250	03/17/17	102,529
100,000	i	Petrobras Global Finance BV	2.367	01/15/19	99,500
100,000		Petrobras International Finance Co	3.875	01/27/16	103,105
100,000		Petrobras International Finance Co	3.500	02/06/17	102,650
50,000		Petroleos Mexicanos	4.875	03/15/15	51,400
250,000		Petroleos Mexicanos	3.500	07/18/18	262,750
20,000		Petroleos Mexicanos	8.000	05/03/19	24,780
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	125,750
100,000		Phillips 66	1.950	03/05/15	101,001
45,000		Precision Drilling Corp	6.500	12/15/21	48,937
200,000	g	PTT Exploration & Production PCL	3.707	09/16/18	208,891
50,000		Regency Energy Partners LP	5.875	03/01/22	54,313
75,000		Shell International Finance BV	2.375	08/21/22	72,238
75,000		Shell International Finance BV	4.550	08/12/43	78,997
25,000		Statoil ASA	2.900	10/15/14	25,186
100,000		Statoil ASA	1.200	01/17/18	99,278
200,000		Statoil ASA	2.450	01/17/23	191,971
125,000		Statoil ASA	4.250	11/23/41	126,012
100,000		Total Capital Canada Ltd	1.450	01/15/18	100,035
150,000		Total Capital International S.A.	1.500	02/17/17	152,399
100,000		TransCanada PipeLines Ltd	5.850	03/15/36	119,508
85,000		Vale Overseas Ltd	4.375	01/11/22	87,270
25,000		Vale Overseas Ltd	6.875	11/21/36	27,676
50,000		Valero Energy Corp	4.500	02/01/15	51,151

		TOTAL ENERGY			7,174,244

FOOD & STAPLES RETAILING - 0.2%
50,000		CVS Caremark Corp	3.250	05/18/15	51,274
125,000		CVS Caremark Corp	4.000	12/05/23	130,808
100,000		CVS Caremark Corp	5.300	12/05/43	113,047
200,000		Ingles Markets, Inc	5.750	06/15/23	203,000

		TOTAL FOOD & STAPLES RETAILING			498,129

FOOD, BEVERAGE & TOBACCO - 0.9%
200,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	207,405
200,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	200,673
125,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	119,779
25,000		Campbell Soup Co	2.500	08/02/22	23,521
125,000		Coca-Cola Co	3.200	11/01/23	126,346
150,000		Diageo Capital plc	2.625	04/29/23	143,793
200,000	g	Embotelladora Andina S.A.	5.000	10/01/23	212,170
55,000		General Mills, Inc	5.200	03/17/15	56,848
100,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	105,758
200,000	g	Grupo Bimbo SAB de C.V.	3.875	06/27/24	199,604
94,000		Kraft Foods Group, Inc	6.500	02/09/40	120,370
100,000		Mondelez International, Inc	4.125	02/09/16	105,157
50,000		Mondelez International, Inc	4.000	02/01/24	51,790
5,000		PepsiCo, Inc	7.900	11/01/18	6,224
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	36,786
175,000	g	Pernod-Ricard S.A.	4.250	07/15/22	183,295
60,000	g	Post Holdings, Inc	6.000	12/15/22	61,200

		TOTAL FOOD, BEVERAGE & TOBACCO			1,960,719

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 1.2%
$ 110,000		Baxter International, Inc	3.200%	06/15/23	$109,102
50,000		Becton Dickinson & Co	1.750	11/08/16	50,945
100,000	g	CHS/Community Health Systems	6.875	02/01/22	106,000
100,000		Covidien International Finance S.A.	1.350	05/29/15	100,812
100,000		Covidien International Finance S.A.	3.200	06/15/22	100,586
500,000		Express Scripts Holding Co	2.100	02/12/15	505,046
100,000		Express Scripts Holding Co	3.900	02/15/22	104,654
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	142,025
40,000		HCA, Inc	6.500	02/15/20	45,000
150,000		HCA, Inc	5.875	03/15/22	162,563
100,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	99,500
375,000		McKesson Corp	4.883	03/15/44	393,809
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	76,970
100,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	101,018
100,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	104,575
125,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	138,739

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,341,344

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
75,000		Clorox Co	3.800	11/15/21	78,553
50,000		Colgate-Palmolive Co	2.300	05/03/22	48,540

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			127,093

INSURANCE - 2.0%
125,000		Aetna, Inc	1.500	11/15/17	125,473
100,000		Allstate Corp	3.150	06/15/23	100,340
100,000		Allstate Corp	4.500	06/15/43	103,889
125,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	123,925
100,000		Chubb Corp	6.000	05/11/37	125,768
20,000		CIGNA Corp	5.125	06/15/20	22,615
100,000		CIGNA Corp	4.500	03/15/21	109,893
425,000	g	Five Corners Funding Trust	4.419	11/15/23	448,091
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	77,000
100,000		Hartford Financial Services Group, Inc	4.000	10/15/17	107,906
25,000		Lincoln National Corp	7.000	06/15/40	34,274
50,000	g	MetLife Institutional Funding II	1.625	04/02/15	50,451
100,000		MetLife, Inc	6.750	06/01/16	111,127
300,000		MetLife, Inc	4.368	09/15/23	321,849
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,505
150,000		Progressive Corp	3.750	08/23/21	159,849
175,000		Prudential Financial, Inc	5.400	06/13/35	196,842
100,000		Prudential Financial, Inc	5.100	08/15/43	107,978
475,000	i	Prudential Financial, Inc	5.200	03/15/44	484,500
100,000	g	Prudential Funding LLC	6.750	09/15/23	124,335
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	95,712
125,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	120,406
25,000		Travelers Cos, Inc	5.800	05/15/18	28,711
125,000		UnitedHealth Group, Inc	0.850	10/15/15	125,553
100,000		UnitedHealth Group, Inc	1.400	10/15/17	100,379
125,000		UnitedHealth Group, Inc	3.950	10/15/42	117,101
250,000		WellPoint, Inc	3.125	05/15/22	249,631
150,000		WellPoint, Inc	4.625	05/15/42	152,720
150,000		Willis Group Holdings plc	4.125	03/15/16	156,840
25,000		WR Berkley Corp	5.375	09/15/20	28,096

		TOTAL INSURANCE			4,211,759

MATERIALS - 2.0%
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	38,660
10,000		Airgas, Inc	4.500	09/15/14	10,083
60,000		ArcelorMittal	5.000	02/25/17	63,450

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000		Barrick North America Finance LLC	4.400%	05/30/21	$130,784
200,000		Braskem Finance Ltd	6.450	02/03/24	213,750
75,000	g	Cascades, Inc	5.500	07/15/22	74,812
200,000	g	Cemex Finance LLC	6.000	04/01/24	208,250
100,000		Corning, Inc	1.450	11/15/17	98,328
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	207,218
257,000		Crown Americas LLC	6.250	02/01/21	274,990
105,000		Crown Americas LLC	4.500	01/15/23	102,270
75,000		Fibria Overseas Finance Ltd	5.250	05/12/24	74,625
250,000	g	Glencore Funding LLC	2.500	01/15/19	249,364
175,000	g	Glencore Funding LLC	3.125	04/29/19	178,465
125,000	g	Glencore Funding LLC	4.625	04/29/24	128,862
100,000		Hexion US Finance Corp	6.625	04/15/20	106,000
725,000		International Paper Co	4.750	02/15/22	799,434
50,000		International Paper Co	4.800	06/15/44	50,394
100,000		Monsanto Co	3.375	07/15/24	100,661
100,000		Monsanto Co	4.200	07/15/34	100,928
125,000		Nucor Corp	4.000	08/01/23	129,510
200,000	g	OCP S.A.	5.625	04/25/24	209,750
50,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	51,551
85,000		Rio Tinto Finance USA plc	2.250	12/14/18	86,646
100,000		Rosetta Resources, Inc	5.625	05/01/21	102,875
225,000		Sherwin-Williams Co	1.350	12/15/17	225,290
100,000		Teck Resources Ltd	2.500	02/01/18	101,857
150,000		Teck Resources Ltd	3.750	02/01/23	145,640
25,000		Teck Resources Ltd	6.000	08/15/40	26,434
25,000		Teck Resources Ltd	5.200	03/01/42	24,077

		TOTAL MATERIALS			4,314,958

MEDIA - 2.0%
100,000		AMC Entertainment, Inc	5.875	02/15/22	104,000
100,000	g	CBS Outdoor Americas Capital LLC	5.250	02/15/22	102,750
100,000		Cinemark USA, Inc	4.875	06/01/23	99,750
475,000		Comcast Corp	4.250	01/15/33	487,937
175,000		DIRECTV Holdings LLC	4.450	04/01/24	185,557
175,000		DISH DBS Corp	4.250	04/01/18	182,000
200,000		Grupo Televisa SAB	5.000	05/13/45	200,398
100,000		Lamar Media Corp	5.875	02/01/22	107,125
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	99,935
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	123,948
500,000		News America, Inc	3.000	09/15/22	492,255
50,000		News America, Inc	6.900	08/15/39	65,404
50,000	g,h	Nielsen Finance LLC	5.000	04/15/22	50,375
75,000		Time Warner Cable, Inc	5.875	11/15/40	87,484
100,000		Time Warner Cable, Inc	4.500	09/15/42	97,348
50,000		Time Warner, Inc	3.150	07/15/15	51,379
450,000		Time Warner, Inc	2.100	06/01/19	447,710
50,000		Time Warner, Inc	6.500	11/15/36	61,185
250,000		Time Warner, Inc	4.900	06/15/42	254,604
150,000		Time Warner, Inc	4.650	06/01/44	147,147
200,000	g	Univision Communications, Inc	5.125	05/15/23	211,750
200,000		Viacom, Inc	1.250	02/27/15	201,118
115,000		Viacom, Inc	2.500	12/15/16	118,537
125,000		Viacom, Inc	5.850	09/01/43	143,604

		TOTAL MEDIA			4,123,300

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
275,000		Amgen, Inc	2.200	05/22/19	274,680
170,000	g	Endo Finance LLC & Endo Finco, Inc	7.000	07/15/19	181,687
275,000		Gilead Sciences, Inc	3.700	04/01/24	282,178
500,000		Gilead Sciences, Inc	4.800	04/01/44	527,597
65,000		Life Technologies Corp	3.500	01/15/16	67,522
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	59,748
150,000		Mead Johnson Nutrition Co	4.600	06/01/44	151,204

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000		Mylan, Inc	2.550%	03/28/19	$75,550
172,000	g	Mylan, Inc	7.875	07/15/20	190,380
150,000		NBTY, Inc	9.000	10/01/18	158,625
100,000	g	Perrigo Co Ltd	4.000	11/15/23	101,637
100,000	g	Perrigo Co Ltd	5.300	11/15/43	107,276
100,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	106,250
100,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	102,875

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,387,209

REAL ESTATE - 1.1%
30,000		AMB Property LP	4.500	08/15/17	32,489
35,000		Camden Property Trust	4.625	06/15/21	38,269
100,000		Camden Property Trust	2.950	12/15/22	96,675
100,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	103,023
100,000		Developers Diversified Realty Corp	4.750	04/15/18	108,833
40,000		Developers Diversified Realty Corp	7.875	09/01/20	50,614
100,000		Federal Realty Investment Trust	3.000	08/01/22	98,894
100,000		Federal Realty Investment Trust	2.750	06/01/23	95,737
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	28,273
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	97,681
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	97,171
205,000		Highwoods Realty LP	3.200	06/15/21	202,567
225,000		Kilroy Realty LP	3.800	01/15/23	226,982
100,000		Mid-America Apartments LP	4.300	10/15/23	104,680
125,000		Mid-America Apartments LP	3.750	06/15/24	124,525
50,000		National Retail Properties, Inc	5.500	07/15/21	57,010
100,000		National Retail Properties, Inc	3.300	04/15/23	97,049
25,000		Simon Property Group LP	5.250	12/01/16	27,307
100,000		Simon Property Group LP	2.800	01/30/17	104,238
40,000		Simon Property Group LP	10.350	04/01/19	54,194
200,000	g	Trust F	5.250	12/15/24	210,000
15,000		Ventas Realty LP	3.125	11/30/15	15,482
50,000		Ventas Realty LP	3.750	05/01/24	49,932
50,000		Weingarten Realty Investors	3.375	10/15/22	49,003
100,000		Weingarten Realty Investors	3.500	04/15/23	97,949
100,000		Weingarten Realty Investors	4.450	01/15/24	104,599

		TOTAL REAL ESTATE			2,373,176

RETAILING - 1.3%
125,000		Home Depot, Inc	2.250	09/10/18	127,916
275,000		Home Depot, Inc	2.000	06/15/19	275,191
132,000		Limited Brands, Inc	6.625	04/01/21	149,985
205,000		Limited Brands, Inc	5.625	02/15/22	221,912
125,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	119,986
70,000	g	Men’s Wearhouse, Inc	7.000	07/01/22	72,450
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	37,823
725,000		O’Reilly Automotive, Inc	3.800	09/01/22	741,626
100,000	g	QVC, Inc	7.500	10/01/19	105,107
510,000	g	QVC, Inc	7.375	10/15/20	547,449
100,000		QVC, Inc	5.125	07/02/22	106,466
100,000		Sally Holdings LLC	5.750	06/01/22	106,500
100,000		Sonic Automotive, Inc	5.000	05/15/23	98,250

		TOTAL RETAILING			2,710,661

SOFTWARE & SERVICES - 1.2%
100,000	g	Activision Blizzard, Inc	5.625	09/15/21	107,750
200,000		Baidu, Inc	2.750	06/09/19	200,779
95,000	g	Ceridian LLC	8.125	11/15/17	95,950
100,000		Equinix, Inc	4.875	04/01/20	102,500
1,170,000		Fidelity National Information Services, Inc	5.000	03/15/22	1,230,019
100,000	g	NCR Escrow Corp	5.875	12/15/21	105,500
50,000		Oracle Corp	3.750	07/08/14	50,025

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000	h	Oracle Corp	3.400%	07/08/24	$299,319
175,000	h	Oracle Corp	4.300	07/08/34	174,930

		TOTAL SOFTWARE & SERVICES			2,366,772

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
50,000		Amphenol Corp	4.750	11/15/14	50,769
100,000		CC Holdings GS V LLC	2.381	12/15/17	101,835
175,000		Cisco Systems, Inc	2.125	03/01/19	176,360
82,000		Flextronics International Ltd	4.625	02/15/20	84,255
500,000		General Electric Co	0.850	10/09/15	502,480
250,000		General Electric Co	2.700	10/09/22	245,510
100,000		General Electric Co	4.125	10/09/42	98,765
175,000		General Electric Co	4.500	03/11/44	182,339
200,000		Hewlett-Packard Co	2.750	01/14/19	205,072
100,000		Hewlett-Packard Co	3.750	12/01/20	104,525
100,000		L-3 Communications Corp	4.950	02/15/21	110,823
68,000		Nokia Oyj	5.375	05/15/19	73,270
150,000	g	NXP BV	3.750	06/01/18	150,375
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	100,783
200,000		Xerox Corp	2.800	05/15/20	199,676
50,000		Xerox Corp	4.500	05/15/21	54,022

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,440,859

TELECOMMUNICATION SERVICES - 3.4%
300,000		American Tower Corp	3.500	01/31/23	294,192
125,000		AT&T, Inc	1.400	12/01/17	124,476
150,000		AT&T, Inc	2.625	12/01/22	143,724
200,000		AT&T, Inc	4.800	06/15/44	204,172
200,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	207,510
100,000		CenturyLink, Inc	6.750	12/01/23	109,250
75,000	g	CommScope Holding Co, Inc	5.000	06/15/21	76,500
75,000	g	CommScope Holding Co, Inc	5.500	06/15/24	76,219
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	146,249
75,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	78,450
200,000	g	ENTEL Chile S.A.	4.875	10/30/24	208,268
125,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	124,375
100,000		Intelsat Luxembourg S.A.	8.125	06/01/23	108,125
50,000		Orange S.A.	5.500	02/06/44	55,841
100,000	g	SES	3.600	04/04/23	101,117
100,000	g	SES Global Americas Holdings GP	2.500	03/25/19	100,712
100,000	g	Sprint Corp	7.250	09/15/21	110,250
150,000		Telefonica Emisiones SAU	3.992	02/16/16	157,050
200,000		Telefonica Emisiones SAU	4.570	04/27/23	212,422
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	114,679
100,000		T-Mobile USA, Inc	6.731	04/28/22	107,875
200,000	g	Turk Telekomunikasyon AS.	3.750	06/19/19	197,680
600,000		Verizon Communications, Inc	0.700	11/02/15	601,557
625,000		Verizon Communications, Inc	3.650	09/14/18	668,426
400,000		Verizon Communications, Inc	2.550	06/17/19	405,783
675,000		Verizon Communications, Inc	3.450	03/15/21	697,548
375,000		Verizon Communications, Inc	5.150	09/15/23	419,660
400,000		Verizon Communications, Inc	4.150	03/15/24	417,661
425,000		Verizon Communications, Inc	6.550	09/15/43	534,837
200,000	g	VimpelCom Holdings BV	5.950	02/13/23	197,250
100,000		Windstream Corp	6.375	08/01/23	101,375

		TOTAL TELECOMMUNICATION SERVICES			7,103,233

TRANSPORTATION - 0.8%
165,000	g	Asciano Finance Ltd	5.000	04/07/18	179,664
50,000	g	Bombardier, Inc	4.750	04/15/19	50,875
100,000	g	Embraer Overseas Ltd	5.696	09/16/23	108,130
100,000	g	ERAC USA Finance LLC	3.300	10/15/22	98,979
100,000	g	ERAC USA Finance LLC	5.625	03/15/42	113,122

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$221,000		GATX Corp	1.250%	03/04/17	$220,239
200,000		GATX Corp	2.500	07/30/19	201,287
200,000		GATX Corp	5.200	03/15/44	213,141
400,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	383,181
100,000		United Parcel Service, Inc	3.125	01/15/21	104,261
100,000		United Parcel Service, Inc	3.625	10/01/42	92,254

		TOTAL TRANSPORTATION			1,765,133

UTILITIES - 3.7%
25,000	i	AES Corp	3.229	06/01/19	25,187
100,000		AES Corp	7.375	07/01/21	117,000
100,000		AES Corp	4.875	05/15/23	99,000
100,000		AGL Capital Corp	4.400	06/01/43	102,129
100,000		Alabama Power Co	3.550	12/01/23	103,597
75,000		Alliant Energy Corp	4.000	10/15/14	75,810
130,000		AmeriGas Partners LP	6.250	08/20/19	138,775
75,000		Atmos Energy Corp	8.500	03/15/19	95,920
150,000		Atmos Energy Corp	4.150	01/15/43	149,011
100,000		Berkshire Hathaway Energy Co	5.150	11/15/43	112,119
200,000		Black Hills Corp	4.250	11/30/23	211,832
155,000	g	Calpine Corp	7.500	02/15/21	168,175
200,000		Capital Auto Receivables Asset Trust 2013-3	1.040	11/21/16	200,969
200,000		Carolina Power & Light Co	5.300	01/15/19	228,766
100,000		CMS Energy Corp	4.700	03/31/43	102,066
200,000	g	Comision Federal de Electricidad	4.875	01/15/24	213,500
150,000		Commonwealth Edison Co	4.000	08/01/20	161,916
25,000		Connecticut Light & Power Co	5.500	02/01/19	28,541
200,000		Connecticut Light & Power Co	4.300	04/15/44	204,068
150,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	143,062
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,572
75,000		Duke Energy Ohio, Inc	3.800	09/01/23	79,181
150,000	g,i	Electricite de France	5.625	12/30/49	156,795
25,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	25,139
200,000	g	Eskom Holdings Ltd	5.750	01/26/21	204,750
50,000	g	Ferrellgas LP	6.750	01/15/22	52,250
150,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	151,548
175,000		Florida Power & Light Co	2.750	06/01/23	172,191
75,000	g,h	Gates Global LLC	6.000	07/15/22	75,000
200,000	g	Hrvatska Elektroprivreda	6.000	11/09/17	211,750
50,000		Indiana Michigan Power Co	7.000	03/15/19	60,740
25,000		Integrys Energy Group, Inc	4.170	11/01/20	26,321
300,000	g	Israel Electric Corp Ltd	7.250	01/15/19	340,875
100,000		LG&E and KU Energy LLC	3.750	11/15/20	105,806
50,000		NiSource Finance Corp	4.800	02/15/44	50,550
100,000		Northeast Utilities	1.450	05/01/18	98,200
200,000	g	NRG Energy, Inc	6.250	05/01/24	209,000
250,000		NSTAR Electric Co	4.400	03/01/44	259,302
200,000		NTPC Ltd	5.625	07/14/21	215,172
120,000	g	Numericable Group S.A.	6.000	05/15/22	124,800
60,000	g	Numericable Group S.A.	6.250	05/15/24	62,625
125,000	g	Oncor Electric Delivery Co LLC	2.150	06/01/19	125,116
150,000		ONEOK Partners LP	3.375	10/01/22	149,023
175,000		Pacific Gas & Electric Co	3.850	11/15/23	182,180
125,000		PacifiCorp	2.950	02/01/22	126,647
75,000		Pepco Holdings, Inc	2.700	10/01/15	76,478
300,000		PPL Capital Funding, Inc	4.200	06/15/22	320,777
250,000		PPL Electric Utilities Corp	3.000	09/15/21	254,938
50,000		Progress Energy, Inc	7.050	03/15/19	61,027
75,000		Public Service Co of Colorado	3.200	11/15/20	77,492
80,000		Public Service Co of Colorado	4.750	08/15/41	88,046
100,000		Public Service Co of Oklahoma	5.150	12/01/19	112,800
175,000		Public Service Electric & Gas Co	2.375	05/15/23	166,195
32,000		Questar Market Resources, Inc	6.875	03/01/21	35,920
75,000		San Diego Gas & Electric Co	3.000	08/15/21	76,662

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Sempra Energy	3.550%	06/15/24	$100,700
100,000		Tampa Electric Co	4.100	06/15/42	97,563
55,000		Virginia Electric and Power Co	2.950	01/15/22	55,609
50,000		Williams Partners LP	3.800	02/15/15	50,962
75,000		Williams Partners LP	4.000	11/15/21	78,426
100,000		Williams Partners LP	4.500	11/15/23	106,069
75,000		Williams Partners LP	4.900	01/15/45	74,764
50,000		Xcel Energy, Inc	4.800	09/15/41	53,818

		TOTAL UTILITIES			7,851,222

		TOTAL CORPORATE BONDS (Cost $78,977,549)			81,517,830

GOVERNMENT BONDS - 39.8%

AGENCY SECURITIES - 0.1%
171,875		Totem Ocean Trailer Express, Inc	4.514	12/18/19	179,964

		TOTAL AGENCY SECURITIES			179,964

FOREIGN GOVERNMENT BONDS - 2.5%
100,000		Brazilian Government International Bond	2.625	01/05/23	92,350
25,000		Brazilian Government International Bond	7.125	01/20/37	31,625
100,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	103,674
150,000		Canada Government International Bond	2.375	09/10/14	150,561
250,000		Canada Government International Bond	0.875	02/14/17	250,600
200,000		Colombia Government International Bond	2.625	03/15/23	187,000
200,000		Colombia Government International Bond	4.000	02/26/24	206,200
200,000	g	Croatia Government International Bond	6.250	04/27/17	216,624
100,000		European Investment Bank	4.875	02/15/36	119,706
200,000		Export-Import Bank of Korea	1.250	11/20/15	201,033
200,000		Export-Import Bank of Korea	1.750	02/27/18	198,689
175,000		Federative Republic of Brazil	6.000	01/17/17	194,600
330,000	g	Hellenic Republic Government Bond	4.750	04/17/19	461,684
100,000		Hungary Government International Bond	5.375	03/25/24	107,000
35,000		Italy Government International Bond	6.875	09/27/23	44,546
200,000	g	Kenya Government International Bond	5.875	06/24/19	204,100
200,000	g,i	Kommunalbanken AS.	0.409	02/20/18	200,286
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	243,411
200,000	g	Namibia International Bonds	5.500	11/03/21	214,246
100,000		Panama Government International Bond	5.200	01/30/20	111,600
25,000		Peruvian Government International Bond	7.350	07/21/25	33,125
200,000		Philippine Government International Bond	4.200	01/21/24	211,250
195,000		Poland Government International Bond	3.000	03/17/23	189,443
300,000		Province of Ontario Canada	2.950	02/05/15	304,858
200,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	206,000
200,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	217,000
2,952,000		South Africa Government Bond	8.250	09/15/17	284,838
100,000		Turkey Government International Bond	5.625	03/30/21	109,000
200,000		Turkey Government International Bond	5.750	03/22/24	218,500
100,000		United Mexican States	5.125	01/15/20	113,300
53,000		Uruguay Government International Bond	4.500	08/14/24	56,233

		TOTAL FOREIGN GOVERNMENT BONDS			5,483,082

MORTGAGE BACKED - 19.7%
26,316	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	28,140
90,140	i	FHLMC	2.375	07/01/36	96,183
72,515	i	FHLMC	2.260	09/01/36	77,196
21,393	i	FHLMC	2.367	09/01/36	22,659
25,868	i	FHLMC	2.371	09/01/36	27,385
55,585	i	FHLMC	2.454	03/01/37	59,254
53,335	i	FHLMC	6.010	04/01/37	57,227
4,417	i	FHLMC	1.950	05/01/37	4,428
99,130		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	105,998
9,260		FGLMC	4.500	01/01/20	9,822

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 44,132		FGLMC	4.500%	07/01/20	$47,667
9,598		FGLMC	5.000	04/01/23	10,371
33,227		FGLMC	4.000	07/01/24	35,355
11,811		FGLMC	4.500	09/01/24	12,722
1,720		FGLMC	6.000	03/01/33	1,931
116,486		FGLMC	5.000	11/01/33	131,644
184,927		FGLMC	6.000	11/01/33	208,832
28,812		FGLMC	5.000	05/01/34	32,005
21,814		FGLMC	6.000	09/01/34	24,832
15,314		FGLMC	6.000	04/01/35	17,205
8,493		FGLMC	5.000	02/01/36	9,418
1,347		FGLMC	6.500	05/01/36	1,518
71,398		FGLMC	6.000	08/01/37	80,694
20,278		FGLMC	6.500	09/01/37	22,850
15,309		FGLMC	6.500	11/01/37	17,251
48,585		FGLMC	5.000	04/01/38	54,297
11,110		FGLMC	6.500	05/01/38	12,519
696,896		FGLMC	5.000	09/01/38	771,219
11,969		FGLMC	5.500	01/01/39	13,342
38,261		FGLMC	5.000	07/01/39	42,341
562,446		FGLMC	4.500	12/01/39	614,247
72,053		FGLMC	5.000	01/01/40	79,738
346,135		FGLMC	4.500	07/01/40	378,263
388,739		Federal National Mortgage Association (FNMA)	4.960	01/01/15	388,746
22,154		FNMA	5.500	04/01/18	23,557
20,182		FNMA	5.500	05/01/18	21,437
74,127		FNMA	4.000	02/25/19	77,509
19,650		FNMA	4.500	03/01/19	20,869
8,934		FNMA	4.500	06/01/19	9,490
99,594		FNMA	5.500	07/01/20	108,101
4,661		FNMA	4.500	11/01/20	4,950
36,223		FNMA	4.500	12/01/20	38,962
9,604		FNMA	5.000	12/01/20	10,364
146,542		FNMA	6.000	08/01/21	160,056
105,649		FNMA	2.500	03/01/23	109,167
8,667		FNMA	4.500	03/01/23	9,240
34,738		FNMA	5.000	04/01/23	37,543
15,241		FNMA	4.500	06/01/23	16,243
9,072		FNMA	5.000	07/01/23	9,812
23,563		FNMA	5.000	07/01/23	25,694
23,713		FNMA	4.500	04/01/24	25,183
18,439		FNMA	4.000	05/01/24	19,717
3,564		FNMA	5.500	09/01/24	3,999
131,165		FNMA	4.000	02/01/25	140,238
248,987		FNMA	3.500	01/01/26	264,232
363,595		FNMA	2.500	01/01/27	369,851
192,788		FNMA	3.000	01/01/27	200,507
488,311		FNMA	3.000	01/01/27	507,864
1,103,312		FNMA	2.500	10/01/27	1,122,300
877,148		FNMA	3.000	03/01/28	912,562
441,179		FNMA	2.500	04/01/28	448,735
434,084		FNMA	3.500	06/01/32	455,159
20,393		FNMA	6.500	07/01/32	23,233
512,957		FNMA	5.500	03/01/34	576,974
27,252		FNMA	6.500	02/01/35	30,810
11,831		FNMA	7.500	06/01/35	12,934
16,983		FNMA	7.500	07/01/35	17,769
57,491	i	FNMA	2.379	07/01/36	62,179
10,744		FNMA	6.500	09/01/36	12,114
22,823		FNMA	7.000	02/01/37	25,899
39,578		FNMA	7.000	04/01/37	42,770
6,275		FNMA	6.500	08/01/37	7,075
7,698		FNMA	7.000	11/01/37	8,806
1,196		FNMA	6.500	02/01/38	1,349
3,640		FNMA	6.500	03/01/38	4,105

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 190,090		FNMA	6.500%	07/01/39	$222,147
151,556		FNMA	5.000	03/01/40	170,286
1,691,717		FNMA	5.500	07/01/40	1,896,095
838,523		FNMA	6.000	10/01/40	946,164
1,249,811		FNMA	5.000	11/01/40	1,388,792
759,445		FNMA	4.000	12/01/40	807,847
254,265		FNMA	5.000	02/01/41	288,345
1,084,703		FNMA	3.000	04/01/42	1,072,824
928,928		FNMA	4.000	05/01/42	991,320
1,819,860		FNMA	3.500	06/01/42	1,876,247
428,174		FNMA	3.000	07/01/42	424,930
361,365		FNMA	3.000	11/01/42	357,408
1,780,478		FNMA	3.000	12/01/42	1,765,331
1,997,820		FNMA	3.500	01/01/43	2,059,722
497,394	h	FNMA	3.000	07/01/43	491,947
949,599		FNMA	3.500	07/01/43	979,022
775,961		FNMA	3.000	08/01/43	767,463
2,700,407	h	FNMA	4.000	11/01/43	2,871,061
2,279,264		FNMA	4.500	03/01/44	2,478,281
597,419		FNMA	4.000	05/01/44	634,917
599,135		FNMA	3.500	06/01/44	617,699
12,485		Government National Mortgage Association (GNMA)	5.500	07/15/33	14,054
97,533		GNMA	5.500	07/20/33	109,845
13,611		GNMA	5.000	03/15/34	14,970
131,259		GNMA	5.000	06/15/34	146,104
65,610		GNMA	5.500	02/15/37	73,592
34,297		GNMA	5.000	01/15/38	37,724
17,815		GNMA	5.000	04/15/38	19,583
50,730		GNMA	5.500	05/15/38	56,668
10,816		GNMA	6.000	08/15/38	12,158
9,957		GNMA	6.000	08/20/38	11,327
185,567		GNMA	5.500	07/15/39	207,362
24,450		GNMA	5.000	07/20/39	27,167
78,167		GNMA	4.500	04/15/40	85,423
59,688		GNMA	5.000	04/15/40	65,656
197,346		GNMA	5.000	04/15/40	217,819
249,689		GNMA	5.000	05/20/40	277,352
195,063		GNMA	5.000	06/15/40	215,200
360,612		GNMA	4.000	07/15/40	385,815
749,562		GNMA	4.000	09/15/41	801,948
362,740		GNMA	3.500	12/20/41	378,551
900,501		GNMA	3.000	09/15/42	909,061
1,805,745		GNMA	3.500	11/15/42	1,881,631
941,142		GNMA	3.000	02/20/43	952,153
1,641,070		GNMA	4.500	06/20/44	1,795,085

		TOTAL MORTGAGE BACKED			41,280,753

MUNICIPAL BONDS - 1.0%
250,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	252,190
200,000		New York State Urban Development Corp	1.350	03/15/18	198,476
200,000		State of California	0.850	02/01/15	200,450
100,000		State of California	5.450	04/01/15	103,750
200,000		State of California	1.050	02/01/16	201,442
100,000		State of California	5.950	04/01/16	109,159
200,000		State of Illinois	4.511	03/01/15	205,300
590,000		State of Illinois	3.860	04/01/21	598,142
200,000		University of Massachusetts Building Authority	0.770	11/01/16	198,190

		TOTAL MUNICIPAL BONDS			2,067,099

U.S. TREASURY SECURITIES - 16.5%
650,000		United States Treasury Bond	4.500	02/15/36	789,445
385,000		United States Treasury Bond	2.875	05/15/43	351,794
325,000		United States Treasury Bond	3.625	02/15/44	342,976

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		United States Treasury Note	0.250%	09/30/14	$1,000,469
524,000		United States Treasury Note	0.125	12/31/14	524,102
4,900,000		United States Treasury Note	0.250	02/28/15	4,905,170
2,115,000		United States Treasury Note	0.250	05/31/15	2,117,644
430,000		United States Treasury Note	0.250	10/31/15	430,369
7,464,000		United States Treasury Note	0.375	11/15/15	7,480,913
730,000		United States Treasury Note	0.875	06/15/17	730,286
520,000		United States Treasury Note	0.875	01/31/18	515,003
8,092,500		United States Treasury Note	1.625	06/30/19	8,092,500
1,000,000		United States Treasury Note	2.375	12/31/20	1,021,562
1,325,000		United States Treasury Note	2.000	02/28/21	1,319,618
1,000,000		United States Treasury Note	2.250	03/31/21	1,010,781
2,784,000		United States Treasury Note	2.750	02/15/24	2,847,292
1,032,000		United States Treasury Note	2.500	05/15/24	1,030,549

		TOTAL U.S. TREASURY SECURITIES			34,510,473

		TOTAL GOVERNMENT BONDS (Cost $82,857,085)			83,521,371

STRUCTURED ASSETS - 17.2%

ASSET BACKED - 8.8%
250,000	g	Ally Master Owner Trust	4.250	04/15/17	255,776
		Series - 2010 2 (Class A)
250,000	g	Ally Master Owner Trust	4.590	04/15/17	255,144
		Series - 2010 2 (Class B)
1,000,000		AmeriCredit Automobile Receivables Trust	0.540	10/10/17	1,000,035
		Series - 2014 2 (Class A2A)
1,500,000		AmeriCredit Automobile Receivables Trust	1.930	08/08/18	1,524,329
		Series - 2012 4 (Class C)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	4.640	05/20/16	256,782
		Series - 2010 3A (Class A)
100,000	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	101,293
		Series - 2012 1A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	213,516
		Series - 2011 3A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	207,626
		Series - 2012 2A (Class A)
300,000	g	Avis Budget Rental Car Funding AESOP LLC	2.100	03/20/19	303,295
		Series - 2012 3A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	204,854
		Series - 2012 3A (Class B)
32,458	i	Bear Stearns Asset Backed Securities Trust	0.892	11/25/39	31,983
		Series - 2005 SD3 (Class 2A1)
194,462	g,m	Capital Automotive REIT	4.700	07/15/42	200,600
		Series - 2012 1A (Class A)
128,564		Centex Home Equity	5.540	01/25/32	128,420
		Series - 2002 A (Class AF6)
175,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	199,873
		Series - 2011 LC1A (Class C)
1,449,375	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	1,557,530
		Series - 2012 1A (Class A2)
23,822	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	23,770
		Series - 2007 1A (Class AF3)
75,000		Ford Credit Auto Owner Trust	3.210	07/15/17	76,840
		Series - 2011 A (Class D)
200,000		Ford Credit Auto Owner Trust	2.930	10/15/18	206,951
		Series - 2012 B (Class D)
200,000		Ford Credit Auto Owner Trust	2.430	01/15/19	205,616
		Series - 2012 C (Class D)
260,000		Ford Credit Auto Owner Trust	1.860	08/15/19	258,797
		Series - 2013 A (Class D)
700,000		Ford Credit Floorplan Master Owner Trust A	1.140	06/15/17	702,829
		Series - 2013 3 (Class B)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		Ford Credit Floorplan Master Owner Trust A	1.740%	06/15/17	$1,509,102
		Series - 2013 3 (Class D)
1,000,000	g	GE Capital Credit Card Master Note Trust	7.820	11/15/17	1,026,763
		Series - 2009 4 (Class C)
1,000,000	g	GE Capital Credit Card Master Note Trust	5.750	03/15/18	1,032,575
		Series - 2010 1 (Class C)
100,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	101,379
		Series - 2011 1A (Class B1)
250,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	256,016
		Series - 2009 2A (Class A2)
400,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	409,013
		Series - 0 2A (Class B2)
170,525		Lehman XS Trust	6.500	06/25/46	133,956
		Series - 2006 13 (Class 2A1)
250,000	g	Rental Car Finance Corp	2.510	02/25/16	252,091
		Series - 2011 1A (Class A1)
11,607	i	Residential Asset Securities Corp	0.797	04/25/35	11,605
		Series - 2005 KS3 (Class M3)
100,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	106,016
		Series - 2006 HI1 (Class M2)
250,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	260,254
		Series - 2012 2 (Class D)
2,000,000		Santander Drive Auto Receivables Trust 2014-3	0.540	08/15/17	2,000,022
		Series - 2014 3 (Class A2A)
38,599	i	Securitized Asset Backed Receivables LLC	0.452	10/25/35	37,850
		Series - 2006 OP1 (Class A2C)
68,793	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	70,733
		Series - 2011 1A (Class A)
73,492	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	75,684
		Series - 2011 2A (Class B)
68,436	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	70,036
		Series - 2012 2A (Class B)
115,421	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	115,918
		Series - 2013 1A (Class A)
184,673	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	186,161
		Series - 2013 1A (Class B)
415,000	g	SLM Student Loan Trust	4.370	04/17/28	444,608
		Series - 2011 A (Class A2)
105,000	g	SLM Student Loan Trust	3.740	02/15/29	110,938
		Series - 2011 B (Class A2)
400,000	g	SLM Student Loan Trust	3.830	01/17/45	421,324
		Series - 2012 A (Class A2)
47,013	i	Soundview Home Equity Loan Trust	0.452	11/25/35	46,514
		Series - 2005 OPT3 (Class A4)
6,081	i	Structured Asset Investment Loan Trust	0.752	05/25/35	6,079
		Series - 2005 4 (Class M1)
122,114	g,i	Structured Asset Securities Corp	0.372	10/25/36	118,390
		Series - 2006 GEL4 (Class A2)
200,000	g,i	Vitality Re IV Ltd Series - 2013 IV B (Class )	2.770	01/09/17	204,480
125,000	g	Volvo Financial Equipment LLC Series - 2013 1A (Class A3)	0.740	03/15/17	125,237
100,000	g	Vornado DP LLC Series - 2010 VNO (Class C)	5.280	09/13/28	112,070
81,640	g,m	Wachovia Amortization Controlled Heloc NIM Series - 2006 N1 (Class N1)	5.683	08/12/47	82,334
11,403	i	Wells Fargo Home Equity Trust Series - 2006 2 (Class A3)	0.292	07/25/36	11,313
200,000		World Financial Network Credit Card Master Trust Series - 2010 A (Class A)	3.960	04/15/19	206,108
1,000,000		World Financial Network Credit Card Master Trust Series - 2012 D (Class A)	2.150	04/17/23	994,329

		TOTAL ASSET BACKED			18,454,757

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

OTHER MORTGAGE BACKED - 8.4%
$ 200,000	g	Banc of America Commercial Mortgage Trust Series - 2007 1 (Class AM)	5.416%	01/15/49	$210,531
235,000	i	Banc of America Commercial Mortgage Trust Series - 2007 1 (Class AMFX)	5.482	01/15/49	249,139
2,000,000	i	Banc of America Commercial Mortgage Trust 2006-2 Series - 2006 2 (Class AJ)	5.954	05/10/45	2,132,884
30,000	i	Bear Stearns Commercial Mortgage Securities Series - 2007 T28 (Class AJ)	6.146	09/11/42	32,871
90,000		Bear Stearns Commercial Mortgage Securities Series - 2007 PW15 (Class AM)	5.363	02/11/44	94,828
1,175,000	i	COBALT CMBS Commercial Mortgage Trust Series - 2007 C3 (Class AM)	5.771	05/15/46	1,295,332
1,250,000	i	COBALT CMBS Commercial Mortgage Trust Series - 2007 C3 (Class AJ)	5.771	05/15/46	1,285,106
31,732		Countrywide Alternative Loan Trust Series - 2004 30CB (Class 1A15)	5.500	08/25/16	32,722
250,000		Credit Suisse First Boston Mortgage Securities Corp Series - 2005 C3 (Class AJ)	4.771	07/15/37	256,521
60,000	i	Credit Suisse First Boston Mortgage Securities Corp Series - 2005 C5 (Class C)	5.100	08/15/38	61,637
125,000	g	Credit Suisse Mortgage Capital Certificates Series - 2006 OMA (Class D)	5.626	05/15/23	139,823
605,000		Credit Suisse Mortgage Capital Certificates Series - 2006 C4 (Class AM)	5.509	09/15/39	650,765
75,000	g	Credit Suisse Mortgage Capital Certificates Series - 2009 RR1 (Class A3C)	5.383	02/15/40	78,141
56,779	i	HarborView Mortgage Loan Trust Series - 2007 4 (Class 2A1)	0.375	07/19/47	49,537
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2011 C4 (Class C)	5.439	07/15/46	111,488
370,000	i	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2005 LDP2 (Class C)	4.911	07/15/42	374,455
330,000	i	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2007 LD12 (Class AM)	6.192	02/15/51	370,209
1,000,000	i	LB-UBS Commercial Mortgage Trust Series - 2007 C6 (Class AM)	6.114	07/15/40	1,111,379
275,000	i	LB-UBS Commercial Mortgage Trust Series - 2005 C5 (Class AJ)	5.057	09/15/40	285,751
170,000	i	Merrill Lynch Mortgage Trust Series - 0 C1 (Class AJA)	6.470	02/12/51	189,320
90,000	g,i	Morgan Stanley Capital I Series - 2006 T23 (Class B)	5.984	08/12/41	96,278
500,000	i	Morgan Stanley Capital I Series - 2007 T27 (Class AJ)	5.831	06/11/42	548,743
55,000	i	Morgan Stanley Capital I Series - 2006 HQ9 (Class B)	5.832	07/12/44	57,922
100,000	i	Morgan Stanley Capital I Series - 2006 HQ9 (Class C)	5.842	07/12/44	103,874
22,000	g,i	Morgan Stanley Capital I Series - 2011 C1 (Class D)	5.419	09/15/47	23,728
1,000,000	i	Morgan Stanley Capital I Trust Series - 2006 HQ10 (Class AJ)	5.389	11/12/41	1,039,279
44,740		Residential Accredit Loans, Inc Series - 2004 QS4 (Class A1)	4.350	03/25/34	46,078
46,224	g,i	Springleaf Mortgage Loan Trust Series - 2012 1A (Class A)	2.667	09/25/57	47,077
56,128	g,i	Springleaf Mortgage Loan Trust Series - 0 2A (Class A)	2.220	10/25/57	56,842
1,250,000		Wachovia Bank Commercial Mortgage Trust Series - 2007 C30 (Class AM)	5.383	12/15/43	1,359,765
980,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C34 (Class AM)	5.818	05/15/46	1,086,191

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,200,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C34 (Class AJ)	6.163%	05/15/46	$1,261,990
2,150,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C31 (Class AM)	5.591	04/15/47	2,355,035
110,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C32 (Class AJ)	5.750	06/15/49	112,628
100,284	i	WaMu Mortgage Pass-Through Certificates Series - 2005 AR19 (Class A1B3)	0.502	12/25/45	92,774
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust Series - 2010 C1 (Class B)	5.276	11/15/43	56,174
201,132		WF-RBS Commercial Mortgage Trust Series - 2013 C12 (Class A1)	0.735	03/15/48	200,542

		TOTAL OTHER MORTGAGE BACKED			17,557,359

		TOTAL STRUCTURED ASSETS (Cost $35,660,016)			36,012,116

		TOTAL BONDS (Cost $197,494,650)			201,051,317

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	60,190
17,265	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	178,693

		TOTAL BANKS			238,883

		TOTAL PREFERRED STOCKS (Cost $569,550)			238,883

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.4%
$ 750,000		Federal Home Loan Bank (FHLB)	0.050	08/08/14	749,960

		TOTAL GOVERNMENT AGENCY DEBT			749,960

		TOTAL SHORT-TERM INVESTMENTS (Cost $749,960)			749,960

		TOTAL INVESTMENTS - 97.4% (Cost $200,682,137)			203,909,232
		OTHER ASSETS & LIABILITIES, NET - 2.6%			5,507,864

		NET ASSETS - 100.0%			$209,417,096

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $29,496,383 or 14.1% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 101.3%

CERTIFICATE OF DEPOSIT - 5.1%
$500,000		Banco del Estado de Chile	0.210%	08/25/14	$500,000
500,000		Banco del Estado de Chile	0.190	09/22/14	500,000
500,000		Bank of Montreal	0.170	08/26/14	500,000
500,000		Bank of Montreal	0.170	09/05/14	500,000
500,000		Toronto-Dominion Bank	0.150	08/08/14	500,000
800,000		Toronto-Dominion Bank	0.110	08/12/14	800,000
370,000		Toronto-Dominion Bank	0.150	09/02/14	370,000

		TOTAL CERTIFICATE OF DEPOSIT			3,670,000

COMMERCIAL PAPER - 44.9%
500,000	y	Australia & New Zealand Banking Group Ltd	0.145	07/11/14	499,980
300,000	y	Australia & New Zealand Banking Group Ltd	0.145	07/23/14	299,974
675,000	y	Australia & New Zealand Banking Group Ltd	0.165	09/15/14	674,765
500,000	y	Australia & New Zealand Banking Group Ltd	0.167	09/16/14	499,821
500,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.110	07/03/14	499,997
300,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.120	07/16/14	299,985
600,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.160	08/19/14	599,869
615,000	y	Coca-Cola Co	0.120	08/21/14	614,895
750,000	y	Coca-Cola Co	0.120	10/03/14	749,765
1,200,000	y	Commonwealth Bank of Australia	0.150 - 0.160	07/07/14	1,199,969
250,000	y	Commonwealth Bank of Australia	0.130	08/18/14	249,957
900,000	y	DBS Bank Ltd	0.150 - 0.160	07/25/14	899,898
550,000	y	DBS Bank Ltd	0.190	07/28/14	549,922
430,000	y	DBS Bank Ltd	0.150	09/10/14	429,873
375,000	y	Fairway Finance LLC	0.140	08/05/14	374,949
400,000	y	Fairway Finance LLC	0.180	08/18/14	399,904
1,200,000		General Electric Capital Corp	0.070	07/23/14	1,199,949
500,000		General Electric Capital Corp	0.150	08/15/14	499,906
250,000		General Electric Capital Corp	0.120	09/26/14	249,928
250,000	y	Hydro-Quebec	0.100	07/22/14	249,985
1,000,000	y	International Business Machines Corp	0.095	08/01/14	999,918
700,000	y	International Business Machines Corp	0.100	09/04/14	699,874
110,000		JPMorgan Chase Bank NA	0.210	07/18/14	109,989
335,000		JPMorgan Chase Bank NA	0.180	07/25/14	334,960
146,000		JPMorgan Chase Bank NA	0.160	08/27/14	145,963
121,000		JPMorgan Chase Bank NA	0.210	10/09/14	120,929
115,000		JPMorgan Chase Bank NA	0.210	10/20/14	114,926
500,000	y	Liberty Street Funding LLC	0.175	08/07/14	499,910
555,000	y	Microsoft Corp	0.090	08/06/14	554,950
1,300,000	y	Microsoft Corp	0.090 - 0.100	08/13/14	1,299,857
355,000	y	Mitsubishi UFJ Trust & Banking Corp	0.170	08/19/14	354,918
$500,000	y	National Australia Funding Delaware, Inc	0.150	09/03/14	499,867
605,000	y	National Australia Funding Delaware, Inc	0.125	10/01/14	604,807
500,000	y	Nestle Capital Corp	0.130	08/06/14	499,935
500,000	y	Nestle Capital Corp	0.095	09/10/14	499,906
439,000	y	Old Line Funding LLC	0.170	08/06/14	438,925
435,000	y	Old Line Funding LLC	0.170	09/25/14	434,823
500,000	y	Old Line Funding LLC	0.170	10/01/14	499,783
300,000	y	Old Line Funding LLC	0.170	10/08/14	299,860
845,000		PACCAR Financial Corp	0.100	08/11/14	844,904
400,000		PACCAR Financial Corp	0.115	09/18/14	399,899
400,000	y	Private Export Funding Corp (PEFCO)	0.150	07/14/14	399,979
500,000	y	PEFCO	0.140	08/07/14	499,928
410,000	y	PEFCO	0.120	09/09/14	409,904
1,000,000	y	Procter & Gamble Co	0.080	08/11/14	999,909
500,000	y	Procter & Gamble Co	0.100	09/10/14	499,901

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 255,000	y	Procter & Gamble Co	0.120%	09/12/14	$254,938
400,000		Province of Ontario Canada	0.110	07/14/14	399,984
1,000,000		Province of Ontario Canada	0.100	07/21/14	999,944
470,000		Province of Ontario Canada	0.105	07/31/14	469,959
350,000	y	Province of Quebec Canada	0.100	07/22/14	349,979
800,000	y	Province of Quebec Canada	0.085	08/12/14	799,921
500,000	y	PSP Capital, Inc	0.135	07/07/14	499,989
500,000	y	PSP Capital, Inc	0.140	07/08/14	499,986
300,000	y	PSP Capital, Inc	0.150	08/01/14	299,961
400,000	y	PSP Capital, Inc	0.150	09/16/14	399,872
275,000	y	Toronto-Dominion Holdings USA, Inc	0.110	08/05/14	274,970
1,000,000		Toyota Motor Credit Corp	0.100	09/08/14	999,808
500,000		Toyota Motor Credit Corp	0.100	09/17/14	499,892
400,000	y	United Overseas Bank Ltd	0.240	07/14/14	399,965
500,000	y	United Overseas Bank Ltd	0.175	07/22/14	499,949
300,000	y	United Overseas Bank Ltd	0.140	08/26/14	299,935
250,000	y	United Overseas Bank Ltd	0.250	08/27/14	249,901
425,000	y	United Overseas Bank Ltd	0.200	10/10/14	424,761

		TOTAL COMMERCIAL PAPER			32,735,529

GOVERNMENT AGENCY DEBT - 30.2%
1,400,000		Federal Home Loan Bank (FHLB)	0.045 - 0.060	07/02/14	1,399,998
775,000		FHLB	0.050	07/07/14	774,994
1,217,000		FHLB	0.060 - 0.065	07/09/14	1,216,984
529,000		FHLB	0.050	07/11/14	528,993
285,000		FHLB	0.055	07/16/14	284,994
1,550,000		FHLB	0.050 - 0.110	07/18/14	1,549,935
720,000		FHLB	0.050	07/25/14	719,976
500,000		FHLB	0.060	07/30/14	499,976
300,000		FHLB	0.070	08/04/14	299,980
500,000		FHLB	0.070	08/08/14	499,963
500,000		FHLB	0.057	08/15/14	499,964
1,430,000		FHLB	0.058 - 0.080	08/20/14	1,429,859
1,175,000		FHLB	0.062 - 0.070	08/22/14	1,174,883
230,000		FHLB	0.080	08/25/14	229,972
600,000		FHLB	0.065	08/27/14	599,938
155,000		FHLB	0.075	08/29/14	154,981
412,000		FHLB	0.083 - 0.110	09/12/14	411,925
635,000		FHLB	0.075 - 0.080	09/19/14	634,892
1,000,000		FHLB	0.076	09/24/14	999,821
1,205,000		Federal Home Loan Mortgage Corp (FHLMC)	0.055 - 0.080	07/01/14	1,205,000
92,000		FHLMC	0.100	08/18/14	91,987
100,000		FHLMC	0.075	08/19/14	99,990
1,142,000		FHLMC	0.075 - 0.085	09/12/14	1,141,812
189,000		FHLMC	0.070	09/24/14	188,969
70,000		Federal National Mortgage Association (FNMA)	0.100	07/09/14	69,998
350,000		FNMA	0.085	07/14/14	349,989
500,000		FNMA	0.045	07/16/14	499,991
68,000		FNMA	0.070	07/23/14	67,997
625,000		FNMA	0.050	07/28/14	624,977
600,000		FNMA	0.055	07/29/14	599,974
500,000		FNMA	0.085	07/30/14	499,966
500,000		FNMA	0.060	08/20/14	499,958
650,000		FNMA	0.065	08/25/14	649,935
665,000		FNMA	0.060 - 0.090	09/03/14	664,919
500,000		FNMA	0.070	09/09/14	499,932
285,000		FNMA	0.080	10/01/14	284,942

		TOTAL GOVERNMENT AGENCY DEBT			21,952,364

TREASURY DEBT - 16.4%
1,000,000		United States Treasury Bill	0.031	07/10/14	999,992
675,000		United States Treasury Bill	0.026 - 0.077	07/24/14	674,982
500,000		United States Treasury Bill	0.025	08/07/14	499,987
600,000		United States Treasury Bill	0.025	08/14/14	599,982

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 900,000		United States Treasury Bill	0.089 - 0.095%	08/21/14	$899,883
413,000		United States Treasury Bill	0.025 - 0.040	08/28/14	412,976
420,000		United States Treasury Bill	0.030	09/11/14	419,975
530,000		United States Treasury Bill	0.025 - 0.091	09/18/14	529,941
1,000,000		United States Treasury Bill	0.021	09/25/14	999,950
550,000		United States Treasury Bill	0.035	10/09/14	549,946
232,000		United States Treasury Bill	0.041 - 0.043	11/13/14	231,964
660,000		United States Treasury Note	0.625	07/15/14	660,127
500,000		United States Treasury Note	0.125	07/31/14	500,004
300,000		United States Treasury Note	0.500	08/15/14	300,138
435,000		United States Treasury Note	0.250	09/15/14	435,142
500,000		United States Treasury Note	0.250	09/30/14	500,236
500,000		United States Treasury Note	0.500	10/15/14	500,643
160,000		United States Treasury Note	0.250	10/31/14	160,069
200,000		United States Treasury Note	0.250	11/30/14	200,096
399,000		United States Treasury Note	0.250	12/15/14	399,251
100,000		United States Treasury Note	0.125	12/31/14	100,002
540,000		United States Treasury Note	0.250	01/15/15	540,328
100,000		United States Treasury Note	0.250	03/31/15	100,117
150,000		United States Treasury Note	0.125	04/30/15	150,040
550,000		United States Treasury Note	0.375	06/15/15	551,320

		TOTAL TREASURY DEBT			11,917,091

VARIABLE RATE SECURITIES - 4.7%
500,000	i	Federal Farm Credit Bank (FFCB)	0.140	07/01/14	499,646
500,000	i	FFCB	0.200	07/01/14	500,139
400,000	i	FFCB	0.140	10/27/14	400,000
500,000	i	FFCB	0.165	04/01/15	500,038
500,000	i	FFCB	0.180	05/27/15	499,953
500,000	i	Federal Home Loan Bank (FHLB)	0.200	07/01/14	500,000
500,000	i	FHLB	0.220	07/01/14	500,199

		TOTAL VARIABLE RATE SECURITIES			3,399,975

		TOTAL SHORT-TERM INVESTMENTS (Cost $73,674,959)			73,674,959

		TOTAL PORTFOLIO - 101.3% (Cost $73,674,959)			73,674,959
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(946,162)

		NET ASSETS - 100.0%			$72,728,797

i	Floating or variable rate security. Coupon reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“At 06/30/2014, the aggregate value of these securities was $23,944,738 or 32.9% of net assets.

    TIAA-CREF LIFE FUNDS – Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

SHARES	SECURITY	VALUE
TIAA-CREF LIFE FUNDS - 99.6%(a)

FIXED INCOME - 49.2%
352,416	TIAA-CREF Life Bond Fund	$9,148,716

	TOTAL FIXED INCOME	9,148,716

INTERNATIONAL EQUITY - 9.9%
88,933	TIAA-CREF Life International Equity Fund	1,843,575

	TOTAL INTERNATIONAL EQUITY	1,843,575

U.S. EQUITY - 40.5%
62,754	TIAA-CREF Life Growth Equity Fund	1,708,160
47,740	TIAA-CREF Life Growth & Income Fund	1,884,769
42,881	TIAA-CREF Life Large-Cap Value Fund	1,664,629
11,082	TIAA-CREF Life Real Estate Securities Fund	375,887
9,986	TIAA-CREF Life Small-Cap Equity Fund	377,657
34,093	TIAA-CREF Life Stock Index Fund	1,502,475

	TOTAL U.S. EQUITY	7,513,577

	TOTAL TIAA-CREF LIFE FUNDS (Cost $17,739,409)	18,505,868

	TOTAL INVESTMENTS - 99.6% (Cost $17,739,409)	18,505,868
	OTHER ASSETS & LIABILITIES, NET - 0.4%	80,553

	NET ASSETS - 100.0%	$18,586,421

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: August 13, 2014	By: /s/ Robert G. Leary Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 13, 2014	By: /s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Dated: August 13, 2014	By: /s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer